UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas  78256
(Address of principal executive offices)                         (Zip code)

Mark Amorosi  K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 235-8396

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Victory California Bond Fund

Fund Shares

Ticker: USCBX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$24	0.49%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$379,404
Number of Holdings	157
Portfolio Turnover	3%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Water	3.0%
Special Tax	3.2%
Nursing Homes	6.0%
Higher Education	6.8%
Transportation	9.0%
Airport	11.3%
School District	11.5%
Education	12.2%
General Obligation	12.3%
Medical	16.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCBX — SAR (8/26)

Victory California Bond Fund

Institutional Shares

Ticker: UCBIX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$23	0.47%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$379,404
Number of Holdings	157
Portfolio Turnover	3%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Water	3.0%
Special Tax	3.2%
Nursing Homes	6.0%
Higher Education	6.8%
Transportation	9.0%
Airport	11.3%
School District	11.5%
Education	12.2%
General Obligation	12.3%
Medical	16.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCBIX — SAR (8/26)

Victory California Bond Fund

Class A

Ticker: UXABX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.76%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$379,404
Number of Holdings	157
Portfolio Turnover	3%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Water	3.0%
Special Tax	3.2%
Nursing Homes	6.0%
Higher Education	6.8%
Transportation	9.0%
Airport	11.3%
School District	11.5%
Education	12.2%
General Obligation	12.3%
Medical	16.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UXABX — SAR (8/26)

Victory Cornerstone Aggressive Fund

Fund Shares

Ticker: UCAGX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Cornerstone Aggressive Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$47	0.90%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$484,146
Number of Holdings	437
Portfolio Turnover	25%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Vanguard FTSE Developed Markets ETF	5.7%
Schwab Fundamental International Equity ETF	5.5%
VictoryShares Free Cash Flow Growth ETF	5.4%
VictoryShares Core Intermediate Bond ETF	5.2%
VictoryShares Core Plus Bond ETF	4.5%
iShares Core S&P 500 ETF	4.2%
VictoryShares International Free Cash Flow ETF	3.5%
iShares Russell 1000 Value ETF	3.3%
VictoryShares International Free Cash Flow Growth ETF	3.2%
NVIDIA Corp.	2.9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Exchange-Traded Funds	40.8%
Common Stocks	34.0%
Affiliated Equity Exchange-Traded Funds	13.5%
Affiliated Fixed-Income Exchange-Traded Funds	10.7%
Affiliated Mutual Funds	0.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCAGX — SAR (8/26)

Victory Cornerstone Conservative Fund

Fund Shares

Ticker: USCCX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Cornerstone Conservative Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$4	0.08%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$262,335
Number of Holdings	22
Portfolio Turnover	1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Victory Core Plus Bond Fund, Institutional Shares	22.9%
VictoryShares Short-Term Bond ETF	13.9%
Victory Government Securities Fund, Institutional Shares	11.2%
VictoryShares Core Intermediate Bond ETF	9.9%
Victory Income Fund, Institutional Shares	6.9%
Victory Market Neutral Income Fund, Class I	6.1%
Victory 500 Index Fund, Reward Shares	4.2%
Victory High Income Fund, Institutional Shares	4.1%
Victory International Fund, Institutional Shares	3.1%
VictoryShares International Value Momentum ETF	2.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Affiliated Fixed-Income Mutual Funds	45.1%
Affiliated Fixed-Income Exchange-Traded Funds	23.8%
Affiliated Equity Mutual Funds	16.9%
Affiliated Equity Exchange-Traded Funds	13.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCCX — SAR (8/26)

Victory Cornerstone Equity Fund

Fund Shares

Ticker: UCEQX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Cornerstone Equity Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$3	0.06%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$382,192
Number of Holdings	19
Portfolio Turnover	0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Victory 500 Index Fund, Reward Shares	18.0%
Victory International Fund, Institutional Shares	10.1%
VictoryShares WestEnd U.S. Sector ETF	8.5%
Victory Nasdaq-100 Index Fund, Class R6	8.3%
VictoryShares International Value Momentum ETF	7.8%
Victory Pioneer International Equity Fund, Class Y	7.7%
VictoryShares Free Cash Flow ETF	7.6%
VictoryShares Free Cash Flow Growth ETF	6.7%
VictoryShares Emerging Markets Value Momentum ETF	5.1%
Victory Income Stock Fund, Institutional Shares	4.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Affiliated Equity Mutual Funds	53.6%
Affiliated Equity Exchange-Traded Funds	45.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCEQX — SAR (8/26)

Victory Cornerstone Moderate Fund

Fund Shares

Ticker: USBSX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Cornerstone Moderate Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$39	0.76%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,260,168
Number of Holdings	165
Portfolio Turnover	15%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
VictoryShares Core Intermediate Bond ETF	16.6%
VictoryShares Core Plus Bond ETF	10.8%
iShares Core U.S. Aggregate Bond ETF	3.9%
VictoryShares Free Cash Flow Growth ETF	3.8%
iShares Core S&P Small-Cap ETF	3.3%
VictoryShares International Free Cash Flow Growth ETF	3.0%
VictoryShares International Free Cash Flow ETF	2.9%
Vanguard FTSE Developed Markets ETF	2.9%
iShares Core Universal USD Bond ETF	2.7%
Schwab Fundamental International Equity ETF	2.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Exchange-Traded Funds	39.2%
Common Stocks	20.6%
Affiliated Fixed-Income Exchange-Traded Funds	29.0%
Affiliated Equity Exchange-Traded Funds	10.6%
Affiliated Mutual Funds	0.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBSX — SAR (8/26)

Victory Cornerstone Moderately Aggressive Fund

Fund Shares

Ticker: USCRX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Cornerstone Moderately Aggressive Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$39	0.76%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$3,077,716
Number of Holdings	408
Portfolio Turnover	23%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
VictoryShares Core Intermediate Bond ETF	12.6%
VictoryShares Core Plus Bond ETF	11.0%
Vanguard FTSE Developed Markets ETF	4.2%
VictoryShares Free Cash Flow Growth ETF	4.1%
VictoryShares International Free Cash Flow Growth ETF	3.8%
VictoryShares International Free Cash Flow ETF	3.4%
Schwab Fundamental International Equity ETF	3.2%
iShares Russell 1000 Value ETF	2.8%
Vanguard Total Stock Market ETF	2.5%
iShares Core U.S. Aggregate Bond ETF	2.5%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Exchange-Traded Funds	34.5%
Common Stocks	27.5%
Affiliated Fixed-Income Exchange-Traded Funds	25.2%
Affiliated Equity Exchange-Traded Funds	12.3%
Affiliated Mutual Funds	0.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCRX — SAR (8/26)

Victory Cornerstone Moderately Conservative Fund

Fund Shares

Ticker: UCMCX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Cornerstone Moderately Conservative Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/ literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$40	0.78%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$212,366
Number of Holdings	113
Portfolio Turnover	17%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
VictoryShares Core Intermediate Bond ETF	17.5%
VictoryShares Core Plus Bond ETF	16.3%
iShares Core Universal USD Bond ETF	5.9%
iShares Core U.S. Aggregate Bond ETF	4.8%
VictoryShares Free Cash Flow Growth ETF	3.4%
Vanguard Total Bond Market ETF	3.2%
VictoryShares Short-Term Bond ETF	2.9%
VictoryShares International Free Cash Flow Growth ETF	2.2%
iShares Russell 1000 Value ETF	2.1%
Schwab Fundamental International Equity ETF	1.9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Exchange-Traded Funds	38.6%
Common Stocks	16.3%
Affiliated Fixed-Income Exchange-Traded Funds	36.7%
Affiliated Equity Exchange-Traded Funds	7.8%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCMCX — SAR (8/26)

Victory Emerging Markets Fund

Fund Shares

Ticker: USEMX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$81	1.51%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$789,885
Number of Holdings	269
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	2.0%
Health Care	3.1%
Energy	3.3%
Consumer Staples	3.8%
Materials	5.3%
Industrials	6.6%
Communication Services	6.6%
Consumer Discretionary	8.4%
Financials	18.2%
Information Technology	40.0%
Table Summary
Value	Value
Taiwan	26.2%
South Korea	19.6%
China	16.9%
India	10.7%
Brazil	5.1%
OtherFootnote Reference**	20.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USEMX — SAR (8/26)

Victory Emerging Markets Fund

Institutional Shares

Ticker: UIEMX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$71	1.32%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$789,885
Number of Holdings	269
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	2.0%
Health Care	3.1%
Energy	3.3%
Consumer Staples	3.8%
Materials	5.3%
Industrials	6.6%
Communication Services	6.6%
Consumer Discretionary	8.4%
Financials	18.2%
Information Technology	40.0%
Table Summary
Value	Value
Taiwan	26.2%
South Korea	19.6%
China	16.9%
India	10.7%
Brazil	5.1%
OtherFootnote Reference**	20.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIEMX — SAR (8/26)

Victory Global Equity Income Fund

Fund Shares

Ticker: UGEIX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Global Equity Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$55	1.04%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$83,494
Number of Holdings	123
Portfolio Turnover	21%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Consumer Discretionary	3.7%
Communication Services	5.5%
Utilities	5.9%
Materials	7.7%
Consumer Staples	8.1%
Information Technology	8.7%
Energy	10.1%
Industrials	10.1%
Health Care	14.2%
FinancialsFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Cisco Systems, Inc.	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
JPMorgan Chase & Co.	2.0%
Canadian Imperial Bank of Commerce	1.7%
Apple, Inc.	1.7%
AbbVie, Inc.	1.5%
Johnson & Johnson	1.5%
Yangzijiang Shipbuilding Holdings Ltd.	1.5%
Suncor Energy, Inc.	1.5%
Banco Santander SA	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGEIX — SAR (8/26)

Victory Government Securities Fund

Fund Shares

Ticker: USGNX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$24	0.48%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,244,803
Number of Holdings	510
Portfolio Turnover	9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	49.1%
U.S. Treasury Obligations	29.2%
Collateralized Mortgage Obligations	16.6%
OtherFootnote Reference**	3.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USGNX — SAR (8/26)

Victory Government Securities Fund

Institutional Shares

Ticker: UIGSX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$19	0.39%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,244,803
Number of Holdings	510
Portfolio Turnover	9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	49.1%
U.S. Treasury Obligations	29.2%
Collateralized Mortgage Obligations	16.6%
OtherFootnote Reference**	3.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGSX — SAR (8/26)

Victory Government Securities Fund

Class R6

Ticker: URGSX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$13	0.25%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,244,803
Number of Holdings	510
Portfolio Turnover	9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	49.1%
U.S. Treasury Obligations	29.2%
Collateralized Mortgage Obligations	16.6%
OtherFootnote Reference**	3.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URGSX — SAR (8/26)

Victory Growth and Tax Strategy Fund

Fund Shares

Ticker: USBLX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.54%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$930,701
Number of Holdings	820
Portfolio Turnover	6%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	4.2%
Health Care	4.3%
Consumer Discretionary	4.3%
Single Family Housing	4.4%
Communication Services	4.4%
Education	5.7%
Financials	5.7%
Medical	9.9%
General Obligation	13.2%
Information Technology	17.6%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
Amazon.com, Inc.	1.8%
Alphabet, Inc. Class A	1.7%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2026)

Table Summary
City of New York, GO, Series B-3, 1.45%, 10/1/46	2.0%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.05%, 5/15/45, Callable 10/1/26 @ 100	1.1%
The Development Authority of Burke County Revenue, Series GA, 1.50%, 11/1/52	0.8%
Port of Port Arthur Navigation District Revenue, Series A, 1.50%, 4/1/40	0.8%
Black Belt Energy Gas District Revenue, Series B, 5.00%, 10/1/35	0.8%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBLX — SAR (8/26)

Victory Growth and Tax Strategy Fund

Institutional Shares

Ticker: UGTIX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$31	0.59%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$930,701
Number of Holdings	820
Portfolio Turnover	6%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	4.2%
Health Care	4.3%
Consumer Discretionary	4.3%
Single Family Housing	4.4%
Communication Services	4.4%
Education	5.7%
Financials	5.7%
Medical	9.9%
General Obligation	13.2%
Information Technology	17.6%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
Amazon.com, Inc.	1.8%
Alphabet, Inc. Class A	1.7%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2026)

Table Summary
City of New York, GO, Series B-3, 1.45%, 10/1/46	2.0%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.05%, 5/15/45, Callable 10/1/26 @ 100	1.1%
The Development Authority of Burke County Revenue, Series GA, 1.50%, 11/1/52	0.8%
Port of Port Arthur Navigation District Revenue, Series A, 1.50%, 4/1/40	0.8%
Black Belt Energy Gas District Revenue, Series B, 5.00%, 10/1/35	0.8%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTIX — SAR (8/26)

Victory Growth and Tax Strategy Fund

Class A

Ticker: UGTAX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$930,701
Number of Holdings	820
Portfolio Turnover	6%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	4.2%
Health Care	4.3%
Consumer Discretionary	4.3%
Single Family Housing	4.4%
Communication Services	4.4%
Education	5.7%
Financials	5.7%
Medical	9.9%
General Obligation	13.2%
Information Technology	17.6%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
Amazon.com, Inc.	1.8%
Alphabet, Inc. Class A	1.7%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2026)

Table Summary
City of New York, GO, Series B-3, 1.45%, 10/1/46	2.0%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.05%, 5/15/45, Callable 10/1/26 @ 100	1.1%
The Development Authority of Burke County Revenue, Series GA, 1.50%, 11/1/52	0.8%
Port of Port Arthur Navigation District Revenue, Series A, 1.50%, 4/1/40	0.8%
Black Belt Energy Gas District Revenue, Series B, 5.00%, 10/1/35	0.8%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTAX — SAR (8/26)

Victory Growth and Tax Strategy Fund

Class C

Ticker: UGTCX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.57%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$930,701
Number of Holdings	820
Portfolio Turnover	6%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	4.2%
Health Care	4.3%
Consumer Discretionary	4.3%
Single Family Housing	4.4%
Communication Services	4.4%
Education	5.7%
Financials	5.7%
Medical	9.9%
General Obligation	13.2%
Information Technology	17.6%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
Amazon.com, Inc.	1.8%
Alphabet, Inc. Class A	1.7%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2026)

Table Summary
City of New York, GO, Series B-3, 1.45%, 10/1/46	2.0%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.05%, 5/15/45, Callable 10/1/26 @ 100	1.1%
The Development Authority of Burke County Revenue, Series GA, 1.50%, 11/1/52	0.8%
Port of Port Arthur Navigation District Revenue, Series A, 1.50%, 4/1/40	0.8%
Black Belt Energy Gas District Revenue, Series B, 5.00%, 10/1/35	0.8%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTCX — SAR (8/26)

Victory International Fund

Fund Shares

Ticker: USIFX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$54	1.06%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,523,643
Number of Holdings	427
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	3.1%
Communication Services	3.3%
Energy	4.8%
Consumer Staples	6.3%
Materials	7.2%
Health Care	8.7%
Consumer Discretionary	9.3%
Information Technology	11.4%
Industrials	16.7%
Financials	24.7%
Table Summary
Value	Value
Japan	20.0%
United Kingdom	12.6%
France	7.8%
Switzerland	7.7%
Netherlands	6.6%
Germany	6.3%
OtherFootnote Reference**	37.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USIFX — SAR (8/26)

Victory International Fund

Institutional Shares

Ticker: UIIFX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$53	1.04%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,523,643
Number of Holdings	427
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	3.1%
Communication Services	3.3%
Energy	4.8%
Consumer Staples	6.3%
Materials	7.2%
Health Care	8.7%
Consumer Discretionary	9.3%
Information Technology	11.4%
Industrials	16.7%
Financials	24.7%
Table Summary
Value	Value
Japan	20.0%
United Kingdom	12.6%
France	7.8%
Switzerland	7.7%
Netherlands	6.6%
Germany	6.3%
OtherFootnote Reference**	37.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIIFX — SAR (8/26)

Victory International Fund

Class R6

Ticker: URITX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$44	0.86%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,523,643
Number of Holdings	427
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	3.1%
Communication Services	3.3%
Energy	4.8%
Consumer Staples	6.3%
Materials	7.2%
Health Care	8.7%
Consumer Discretionary	9.3%
Information Technology	11.4%
Industrials	16.7%
Financials	24.7%
Table Summary
Value	Value
Japan	20.0%
United Kingdom	12.6%
France	7.8%
Switzerland	7.7%
Netherlands	6.6%
Germany	6.3%
OtherFootnote Reference**	37.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URITX — SAR (8/26)

Victory New York Bond Fund

Fund Shares

Ticker: USNYX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$32	0.64%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$96,484
Number of Holdings	99
Portfolio Turnover	0%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Development	3.4%
Housing	4.4%
Airport	5.1%
Multifamily Housing	6.9%
Nursing Homes	7.1%
Transportation	7.4%
Education	13.1%
Medical	13.9%
Higher Education	16.3%
General Obligation	16.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USNYX — SAR (8/26)

Victory New York Bond Fund

Institutional Shares

Ticker: UNYIX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$30	0.61%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$96,484
Number of Holdings	99
Portfolio Turnover	0%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Development	3.4%
Housing	4.4%
Airport	5.1%
Multifamily Housing	6.9%
Nursing Homes	7.1%
Transportation	7.4%
Education	13.1%
Medical	13.9%
Higher Education	16.3%
General Obligation	16.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UNYIX — SAR (8/26)

Victory Precious Metals and Minerals Fund

Fund Shares

Ticker: USAGX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$47	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,264,435
Number of Holdings	41
Portfolio Turnover	4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Agnico Eagle Mines Ltd.	10.1%
Newmont Corp.	10.0%
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	7.6%
Kinross Gold Corp.	7.5%
Gold Fields Ltd., ADR	7.3%
Barrick Mining Corp.	5.7%
DPM Metals, Inc.	4.5%
Wheaton Precious Metals Corp.	4.1%
Torex Gold Resources, Inc.	3.6%
IAMGOLD Corp.	3.4%

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Canada	50.1%
United States	23.3%
South Africa	10.8%
Australia	10.0%
OtherFootnote Reference**	5.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAGX — SAR (8/26)

Victory Precious Metals and Minerals Fund

Institutional Shares

Ticker: UIPMX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$46	0.98%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,264,435
Number of Holdings	41
Portfolio Turnover	4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Agnico Eagle Mines Ltd.	10.1%
Newmont Corp.	10.0%
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	7.6%
Kinross Gold Corp.	7.5%
Gold Fields Ltd., ADR	7.3%
Barrick Mining Corp.	5.7%
DPM Metals, Inc.	4.5%
Wheaton Precious Metals Corp.	4.1%
Torex Gold Resources, Inc.	3.6%
IAMGOLD Corp.	3.4%

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Canada	50.1%
United States	23.3%
South Africa	10.8%
Australia	10.0%
OtherFootnote Reference**	5.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIPMX — SAR (8/26)

Victory Precious Metals and Minerals Fund

Class A

Ticker: UPMMX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$62	1.33%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,264,435
Number of Holdings	41
Portfolio Turnover	4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Agnico Eagle Mines Ltd.	10.1%
Newmont Corp.	10.0%
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	7.6%
Kinross Gold Corp.	7.5%
Gold Fields Ltd., ADR	7.3%
Barrick Mining Corp.	5.7%
DPM Metals, Inc.	4.5%
Wheaton Precious Metals Corp.	4.1%
Torex Gold Resources, Inc.	3.6%
IAMGOLD Corp.	3.4%

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Canada	50.1%
United States	23.3%
South Africa	10.8%
Australia	10.0%
OtherFootnote Reference**	5.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UPMMX — SAR (8/26)

Victory World Equity Fund

Fund Shares

Ticker: USAWX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory World Equity Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$55	1.04%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,663,031
Number of Holdings	327
Portfolio Turnover	18%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	2.3%
Materials	3.8%
Energy	4.1%
Consumer Staples	4.3%
Communication Services	5.2%
Health Care	9.3%
Industrials	10.1%
Consumer Discretionary	10.2%
Financials	18.6%
Information Technology	29.3%
Table Summary
Value	Value
United States	59.7%
Japan	6.6%
OtherFootnote Reference**	32.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2026, Victory Sustainable World Fund was renamed to Victory World Equity Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued July 1, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAWX — SAR (8/26)

Victory World Equity Fund

Institutional Shares

Ticker: UIWGX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory World Equity Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$54	1.03%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,663,031
Number of Holdings	327
Portfolio Turnover	18%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	2.3%
Materials	3.8%
Energy	4.1%
Consumer Staples	4.3%
Communication Services	5.2%
Health Care	9.3%
Industrials	10.1%
Consumer Discretionary	10.2%
Financials	18.6%
Information Technology	29.3%
Table Summary
Value	Value
United States	59.7%
Japan	6.6%
OtherFootnote Reference**	32.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2026, Victory Sustainable World Fund was renamed to Victory World Equity Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued July 1, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIWGX — SAR (8/26)

Victory World Equity Fund

Class A

Ticker: USWGX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory World Equity Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$73	1.38%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,663,031
Number of Holdings	327
Portfolio Turnover	18%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	2.3%
Materials	3.8%
Energy	4.1%
Consumer Staples	4.3%
Communication Services	5.2%
Health Care	9.3%
Industrials	10.1%
Consumer Discretionary	10.2%
Financials	18.6%
Information Technology	29.3%
Table Summary
Value	Value
United States	59.7%
Japan	6.6%
OtherFootnote Reference**	32.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2026, Victory Sustainable World Fund was renamed to Victory World Equity Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued July 1, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USWGX — SAR (8/26)

Victory Target Managed Allocation Fund

Fund Shares

Ticker: UTMAX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Target Managed Allocation Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$34	0.65%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$67,449
Number of Holdings	277
Portfolio Turnover	27%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Real Estate	1.9%
Materials	2.6%
Consumer Staples	3.8%
Communication Services	4.7%
Energy	5.7%
Health Care	8.0%
Consumer Discretionary	8.5%
Industrials	10.1%
Financials	17.7%
Information Technology	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
iShares Core MSCI Emerging Markets ETF	4.3%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.7%
NVIDIA Corp.	2.7%
Microsoft Corp.	2.7%
Alphabet, Inc., Class A	1.6%
VanEck Gold Miners ETF	0.9%
ExxonMobil Holdings Corp.	0.9%
Broadcom, Inc.	0.9%
Meta Platforms, Inc., Class A	0.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTMAX — SAR (8/26)

Victory Tax Exempt Intermediate-Term Fund

Fund Shares

Ticker: USATX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$25	0.49%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,712,511
Number of Holdings	1,093
Portfolio Turnover	6%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Development	3.2%
School District	3.7%
Single Family Housing	4.9%
Airport	5.4%
Transportation	6.6%
Higher Education	7.5%
Education	7.6%
Nursing Homes	7.7%
Medical	21.4%
General Obligation	21.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USATX — SAR (8/26)

Victory Tax Exempt Intermediate-Term Fund

Institutional Shares

Ticker: UITIX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$23	0.45%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,712,511
Number of Holdings	1,093
Portfolio Turnover	6%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Development	3.2%
School District	3.7%
Single Family Housing	4.9%
Airport	5.4%
Transportation	6.6%
Higher Education	7.5%
Education	7.6%
Nursing Homes	7.7%
Medical	21.4%
General Obligation	21.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITIX — SAR (8/26)

Victory Tax Exempt Intermediate-Term Fund

Class A

Ticker: UTEIX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,712,511
Number of Holdings	1,093
Portfolio Turnover	6%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Development	3.2%
School District	3.7%
Single Family Housing	4.9%
Airport	5.4%
Transportation	6.6%
Higher Education	7.5%
Education	7.6%
Nursing Homes	7.7%
Medical	21.4%
General Obligation	21.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTEIX — SAR (8/26)

Victory Tax Exempt Long-Term Fund

Fund Shares

Ticker: USTEX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$26	0.52%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,544,410
Number of Holdings	565
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Housing	1.7%
Water	2.6%
Airport	3.2%
Transportation	6.4%
School District	6.5%
Education	7.9%
Higher Education	9.6%
Nursing Homes	10.2%
Medical	19.5%
General Obligation	24.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTEX — SAR (8/26)

Victory Tax Exempt Long-Term Fund

Institutional Shares

Ticker: ULTIX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$23	0.47%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,544,410
Number of Holdings	565
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Housing	1.7%
Water	2.6%
Airport	3.2%
Transportation	6.4%
School District	6.5%
Education	7.9%
Higher Education	9.6%
Nursing Homes	10.2%
Medical	19.5%
General Obligation	24.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

ULTIX — SAR (8/26)

Victory Tax Exempt Long-Term Fund

Class A

Ticker: UTELX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$36	0.72%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,544,410
Number of Holdings	565
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Housing	1.7%
Water	2.6%
Airport	3.2%
Transportation	6.4%
School District	6.5%
Education	7.9%
Higher Education	9.6%
Nursing Homes	10.2%
Medical	19.5%
General Obligation	24.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTELX — SAR (8/26)

Victory Tax Exempt Short-Term Fund

Fund Shares

Ticker: USSTX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$610,810
Number of Holdings	355
Portfolio Turnover	15%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	2.4%
Power	3.0%
Water	3.4%
Multifamily Housing	4.4%
Education	5.1%
Pollution	5.9%
Nursing Homes	6.2%
Development	12.7%
Medical	14.0%
General Obligation	34.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSTX — SAR (8/26)

Victory Tax Exempt Short-Term Fund

Institutional Shares

Ticker: USTIX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$26	0.51%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$610,810
Number of Holdings	355
Portfolio Turnover	15%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	2.4%
Power	3.0%
Water	3.4%
Multifamily Housing	4.4%
Education	5.1%
Pollution	5.9%
Nursing Homes	6.2%
Development	12.7%
Medical	14.0%
General Obligation	34.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTIX — SAR (8/26)

Victory Tax Exempt Short-Term Fund

Class A

Ticker: UTESX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.77%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$610,810
Number of Holdings	355
Portfolio Turnover	15%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	2.4%
Power	3.0%
Water	3.4%
Multifamily Housing	4.4%
Education	5.1%
Pollution	5.9%
Nursing Homes	6.2%
Development	12.7%
Medical	14.0%
General Obligation	34.2%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTESX — SAR (8/26)

Victory Tax Exempt Money Market Fund

Fund Shares

Ticker: USEXX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Tax Exempt Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$399,112
Number of Holdings	44
7 Day Net Yield	1.79%

Top Industries (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
General Obligation	0.4%
Nursing Homes	1.6%
Higher Education	2.2%
Education	3.8%
Power	6.6%
Multifamily Housing	7.8%
Transportation	8.8%
Pollution	9.0%
Medical	26.2%
Development	32.1%
Table Summary
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USEXX — SAR (8/26)

Victory Treasury Money Market Trust

Fund Shares

Ticker: UATXX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Treasury Money Market Trust (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,070,592
Number of Holdings	17
7 Day Net Yield	1.79%

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
U.S. Treasury Obligations	74.3%
Repurchase Agreements	25.3%
Table Summary
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UATXX — SAR (8/26)

Victory Virginia Bond Fund

Fund Shares

Ticker: USVAX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$475,898
Number of Holdings	169
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Education	1.7%
Facilities	3.1%
Development	3.8%
Airport	5.6%
Multifamily Housing	6.3%
Higher Education	8.1%
Transportation	12.4%
Nursing Homes	14.8%
General Obligation	16.1%
Medical	19.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USVAX — SAR (8/26)

Victory Virginia Bond Fund

Institutional Shares

Ticker: UVAIX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$26	0.52%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$475,898
Number of Holdings	169
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Education	1.7%
Facilities	3.1%
Development	3.8%
Airport	5.6%
Multifamily Housing	6.3%
Higher Education	8.1%
Transportation	12.4%
Nursing Homes	14.8%
General Obligation	16.1%
Medical	19.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVAIX — SAR (8/26)

Victory Virginia Bond Fund

Class A

Ticker: UVABX

Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$40	0.79%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$475,898
Number of Holdings	169
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Education	1.7%
Facilities	3.1%
Development	3.8%
Airport	5.6%
Multifamily Housing	6.3%
Higher Education	8.1%
Transportation	12.4%
Nursing Homes	14.8%
General Obligation	16.1%
Medical	19.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVABX — SAR (8/26)

(b)  Not applicable.

Item 2. Code of Ethics.

         Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

August 31, 2026
Semi-Annual: Full Financials
Victory Government Securities Fund
Victory Growth and Tax Strategy Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Government Securities Fund
2
Victory Growth and Tax Strategy Fund
8
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
27
Statements of Operations
28
Statements of Changes in Net Assets
29
Financial Highlights
31
Notes to Financial Statements (Form N-CSR Item 7) 38

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Government Securities Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (1.3%)
ABS Other (0.7%):
Consumers 2014 Securitization Funding LLC, Series 2014-A, Class A3, 3.53%, 5/1/29 ..... $ 1,974 $ 1,957
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 4,873 4,710
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 2,810 2,488
9,155
Agency ABS Other (0.6%):
Nelnet Student Loan Trust ................................................
Series 2006-3, Class B, 4.15% (SOFR90A+51bps), 6/25/41, Callable 9/25/26 @ 100(a) 1,214 1,119
Series 2015-3A, Class A2, 4.36% (SOFR30A+71bps), 2/27/51, Callable 7/25/29 @
100(a)(b) ......................................................... 429 428
Series 2019-5, Class A, 2.53%, 10/25/67, Callable 5/25/33 @ 100(b) .............. 2,952 2,652
SLM Student Loan Trust ..................................................
Series 2006-4, Class B, 4.09% (SOFR90A+46bps), 1/25/70, Callable 7/25/30 @ 100(a) 1,667 1,619
Series 2013-6, Class A3, 4.41% (SOFR30A+76bps), 6/26/55, Callable 2/25/32 @ 100(a) 1,365 1,354
7,172
Total Asset-Backed Securities (Cost $16,923)
a
a
a
16,327
Collateralized Mortgage Obligations (16.6%)
Agency CMO Floating (0.7%):
Federal Home Loan Mortgage Corporation REMIC ..............................
Series 3134, Class FA, 4.05% (SOFR30A+41bps), 3/15/36(a) ................... 209 208
Series 4023, Class PF, 4.30% (SOFR30A+66bps), 10/15/41(a) ................... 125 125
Series 5522, Class BF, 4.69% (SOFR30A+105bps), 3/25/55(a) .................. 1,825 1,827
Series 5525, Class FA, 4.84% (SOFR30A+120bps), 4/25/55(a) .................. 1,218 1,220
Federal Home Loan Mortgage Corporation REMICS, Series 5611, Class LE, 4.50%, 8/25/49 . 2,497 2,431
Federal National Mortgage Association REMIC .................................
Series 2005-29, Class FY, 4.06% (SOFR30A+41bps), 4/25/35(a) ................. 318 316
Series 2007-84, Class F, 4.06% (SOFR30A+41bps), 8/25/37(a) .................. 240 239
Series 2024-96, Class FC, 4.84% (SOFR30A+120bps), 12/25/54(a) ............... 1,896 1,899
8,265
Agency CMO Other (7.5%):
Federal Home Loan Mortgage Corporation REMIC ..............................
Series 4623, Class H, 2.50%, 11/15/44 .................................... 779 714
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 2,349 2,368
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 1,906 1,881
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 1,367 1,374
Series 5536, Class PA, 5.00%, 5/25/54 .................................... 1,970 1,942
Series 5547, Class V, 5.00%, 4/25/39 ..................................... 2,807 2,780
Series 5575, Class A, 5.00%, 11/25/51 .................................... 1,788 1,776
Series 5598, Class PG, 4.50%, 11/25/55 ................................... 1,162 1,113
Series 5639, Class DA, 4.50%, 2/25/49 ................................... 2,741 2,659
Series 5648, Class MP, 4.50%, 10/25/55 ................................... 2,931 2,819
Series 5648, Class NM, 4.50%, 8/25/52 ................................... 2,290 2,229
Series 5664, Class JB, 5.00%, 11/25/53 ................................... 1,334 1,319
Series 5665, Class HE, 5.00%, 6/25/36 ................................... 2,862 2,821
Series 5677, Class C, 5.00%, 12/25/54 .................................... 1,461 1,437
Federal Home Loan Mortgage Corporation STRIPS ..............................
Series 440, Class DB, 4.50%, 5/25/36 .................................... 1,910 1,846
Series 446, Class AK, 4.35%, 5/25/31 .................................... 3,829 3,752
Series 452, Class AB, 5.05%, 6/25/36 .................................... 2,917 2,878
Series 459, Class GC, 5.00%, 7/25/36 .................................... 1,947 1,931
Series 467, Class JB, 4.85%, 8/25/33 ..................................... 2,961 2,923
Federal National Mortgage Association REMIC .................................
Series 2012-100, Class BA, 1.50%, 9/25/27 ................................ 21 21
Series 2012-102, Class GA, 1.38%, 9/25/27 ................................ 45 44
Series 2012-103, Class HB, 1.50%, 9/25/27 ................................ 28 28
Series 2012-107, Class GC, 1.50%, 10/25/27 ............................... 31 31
Series 2012-73, Class DC, 1.50%, 7/25/27 ................................. 61 61
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 682 686
Series 2024-33, Class PB, 5.00%, 3/25/48 ................................. 1,052 1,054

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-33, Class P, 5.00%, 5/25/54 ................................... $ 2,510 $ 2,479
Series 2025-40, Class B, 5.00%, 10/25/50 ................................. 846 845
Series 2026-10, Class AD, 4.50%, 1/25/51 ................................. 2,589 2,513
Series 2026-12, Class GB, 2.50%, 10/25/51 ................................ 3,289 2,804
Government National Mortgage Association ....................................
Series 2020-162, Class AB, 1.00%, 10/20/50 ............................... 2,385 1,783
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 2,272 1,953
Series 2022-68, Class WQ, 3.78%, 5/20/50(c) .............................. 3,402 3,247
Series 2022-90, Class QU, 4.00%, 11/20/49 ................................ 5,396 5,007
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 2,479 2,498
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 688 694
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 1,345 1,351
Series 2023-149, Class D, 5.50%, 9/20/47 ................................. 286 287
Series 2023-196, Class E, 3.00%, 9/20/48 ................................. 2,616 2,453
Series 2023-53, Class QA, 5.00%, 6/20/49 ................................. 2,184 2,187
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 1,764 1,738
Series 2024-19, Class AD, 5.00%, 6/20/53 ................................. 363 363
Series 2024-20, Class PA, 4.50%, 2/20/54 ................................. 817 807
Series 2024-64, Class NK, 5.00%, 1/20/51 ................................. 2,300 2,284
Series 2024-97, Class MC, 5.00%, 1/20/64 ................................. 904 903
Series 2025-114, Class JA, 4.50%, 8/20/51 ................................. 1,462 1,435
Series 2025-131, Class QC, 4.00%, 7/20/51 ................................ 1,378 1,339
Series 2025-139, Class DT, 5.00%, 3/20/65 ................................ 1,626 1,624
Series 2025-139, Class EA, 4.00%, 3/20/65 ................................ 1,514 1,492
Series 2025-175, Class AP, 4.50%, 10/20/55 ................................ 1,875 1,816
Series 2025-196, Class GA, 4.75%, 5/20/65 ................................ 2,688 2,664
Series 2025-98, Class ET, 4.50%, 6/20/65 ................................. 1,505 1,495
Series 2026-121, Class NG, 5.00%, 6/20/66 ................................ 2,983 2,968
93,516
Agency CMO Z (0.4%):
Federal Home Loan Mortgage Corporation REMIC, Series 4772, Class ZG, 4.50%, 12/15/47 . 1,930 1,849
Government National Mortgage Association, Series 2025-131, Class ZM, 4.50%, 8/20/65 ... 3,138 2,840
4,689
Agency Commercial MBS (8.0%):
Federal Home Loan Mortgage Corporation .....................................
Series K080, Class A2, 3.93%, 7/25/28(c) ................................. 5,000 4,933
Series K126, Class A2, 2.07%, 1/25/31 ................................... 2,860 2,564
Series K136, Class A2, 2.13%, 11/25/31 ................................... 5,000 4,394
Series K141, Class A2, 2.25%, 2/25/32 ................................... 2,000 1,759
Series K142, Class A2, 2.40%, 3/25/32 ................................... 3,000 2,653
Series K143, Class A2, 2.35%, 3/25/32 ................................... 5,000 4,406
Series K144, Class A2, 2.45%, 4/25/32 ................................... 5,183 4,583
Series K145, Class A2, 2.58%, 5/25/32 ................................... 3,423 3,042
Series K146, Class A2, 2.92%, 6/25/32 ................................... 3,000 2,713
Series K147, Class A2, 3.00%, 6/25/32(c) ................................. 3,000 2,723
Series K-172, Class A2, 4.58%, 8/25/35(c) ................................. 7,000 6,789
Series K523, Class AS, 4.17% (SOFR30A+55bps), 4/25/29(a) ................... 2,990 2,991
Series K536, Class AS, 4.12% (SOFR30A+50bps), 11/25/29(a) .................. 2,740 2,738
Series K759, Class A2, 4.80%, 1/25/32(c) ................................. 3,000 2,995
Series KPLB2, Class A, 4.83%, 6/25/33(d) ................................. 5,000 4,940
Federal National Mortgage Association .......................................
Series 2017-M12, Class A2, 3.17%, 6/25/27(c) .............................. 2,861 2,831
Series 2017-M8, Class A2, 3.06%, 5/25/27(c) ............................... 5,076 5,031
Series 2018-M10, Class A2, 3.47%, 7/25/28(c) .............................. 7,126 6,992
Series 2018-M4, Class A2, 3.17%, 3/25/28(c) ............................... 1,709 1,675
Series 2021-M3G, Class A2, 1.29%, 1/25/31(c) ............................. 2,996 2,602
Series 2022-M12, Class A, 3.10%, 12/25/28(c) .............................. 5,459 5,274
Series 2022-M13, Class A2, 2.67%, 6/25/32 ................................ 10,671 9,499
Series 2022-M2, Class A2, 2.40%, 11/25/31 ................................ 5,000 4,478
Series 2022-M3, Class A2, 1.76%, 11/25/31(c) .............................. 4,000 3,431

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-M4, Class A2, 3.89% , 9/25/32(c) ............................... $ 4,000 $ 3,777
99,813
Total Collateralized Mortgage Obligations (Cost $208,527)
a
a
a
206,283
Corporate Bonds (1.8%)
Financials (0.2%):
Swepco Storm Recovery Funding LLC, 4.88%, 9/1/39 ............................ 2,106 2,056
Utilities (1.6%):
Appalachian Power Recovery Funding LLC, 4.96%, 10/1/35 ........................ 5,000 4,963
Centerpoint Energy Restoration Bond Co. II LLC, 4.26%, 12/15/35 ................... 3,733 3,621
Centerpoint Energy Restoration Bond Co. III LLC, 4.48%, 6/15/35 ................... 4,000 3,806
Duke Energy Carolinas SC Storm Funding LLC, 4.90%, 3/1/46 ...................... 541 520
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 3,118 3,086
Tennessee Valley Authority, 3.50%, 12/15/42 ................................... 5,000 4,010
20,006
Total Corporate Bonds (Cost $22,873)
a
a
a
22,062
Municipal Bonds (0.6%)
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series
A-2, 3.24%, 1/1/31 .................................................. 116 114
State of Hawaii, GO, Series GN, 4.94%, 10/1/37, Continuously Callable @100 ........... 2,000 1,970
2,084
Louisiana (0.4%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.15%, 2/1/33 .............................................. 3,150 3,112
Series A, 4.28%, 2/1/36 .............................................. 2,000 1,949
Series A1-A3, 5.08%, 6/1/31 ........................................... 472 475
5,536
Texas (0.0%):(e)
State of Texas, GO, 4.86%, 10/1/35, Continuously Callable @100 .................... 500 495
Total Municipal Bonds (Cost $8,234)
a
a
a
8,115
U.S. Government Agency Mortgages (49.1%)
Federal Farm Credit Banks Funding Corporation
3.98%, 2/5/29 ..................................................... 3,000 2,949
2.55%, 12/21/34 .................................................... 3,000 2,489
2.20%, 9/2/36 ..................................................... 2,000 1,552
5.60%, 8/5/39 ..................................................... 4,000 3,878
10,868
Federal Home Loan Mortgage Corporation
4.05%, 10/1/29 .................................................... 4,000 3,919
4.40%, 11/1/29 ..................................................... 3,355 3,317
3.00%, 3/1/32 - 5/1/52 ............................................... 14,913 13,220
3.42%, 10/1/33 .................................................... 344 316
3.50%, 10/1/33 - 7/1/52 .............................................. 22,464 20,255
4.00%, 10/1/33 - 12/1/52 ............................................. 20,793 19,571
4.75%, 4/1/35 ..................................................... 3,300 3,241
5.50%, 12/1/35 - 7/1/56 .............................................. 30,015 29,876
1.50%, 4/1/37 ..................................................... 2,408 2,128
5.00%, 3/1/38 - 3/1/56 ............................................... 58,929 57,432
5.10%, 7/1/40 ..................................................... 993 979
4.50%, 10/1/40 - 5/1/55 .............................................. 18,968 18,155
2.50%, 5/1/42 ..................................................... 2,143 1,864
3.94% (SOFR30A+226bps), 8/1/52(a) .................................... 5,362 5,310
6.50%, 2/1/53 ..................................................... 1,404 1,454
6.00%, 8/1/53 - 3/1/55 ............................................... 7,934 8,056

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.18% (SOFR30A+213bps), 8/1/56(a) .................................... $ 2,986 $ 2,977
192,070
Federal National Mortgage Association
2.25%, 11/1/26 ..................................................... 1,688 1,679
3.00%, 2/1/27 - 4/1/52 ............................................... 13,996 12,172
2.48%, 11/1/29 ..................................................... 854 799
1.74%, 2/1/31 ..................................................... 2,930 2,585
1.64%, 9/1/31(d) ................................................... 1,250 1,073
1.21%, 10/1/32(c) .................................................. 2,268 1,984
3.57%, 10/1/32 .................................................... 4,000 3,725
2.13%, 1/1/34 ..................................................... 3,957 3,322
4.46%, 4/1/35 ..................................................... 4,954 4,773
5.00%, 12/1/35 - 11/1/55 .............................................. 44,003 42,956
1.50%, 3/1/37 ..................................................... 2,210 1,957
5.50%, 11/1/37 - 7/1/56 .............................................. 46,251 46,035
4.50%, 1/1/38 - 1/1/56 ............................................... 37,805 35,937
4.00%, 4/1/38 - 2/1/55 ............................................... 38,523 35,616
6.00%, 5/1/38 - 11/1/54 .............................................. 2,006 2,045
4.29%, 10/1/39 .................................................... 2,366 2,167
2.50%, 6/1/41 - 3/1/52 ............................................... 20,210 16,923
3.50%, 1/1/42 - 12/1/52 .............................................. 35,719 32,169
3.48%, 7/1/42 ..................................................... 491 438
4.24%, 4/1/43(c) ................................................... 1,214 1,142
2.00%, 5/1/51 - 12/1/51 .............................................. 23,855 18,839
2.44%, 10/1/51 .................................................... 2,575 1,690
270,026
Government National Mortgage Association
7.00%, 5/15/27 - 7/15/32 ............................................. 148 152
7.50%, 2/15/28 - 10/20/54 ............................................. 889 907
6.00%, 4/15/28 - 10/20/53 ............................................. 5,180 5,304
6.50%, 5/15/28 - 8/20/34 ............................................. 676 696
6.75%, 5/15/28 .................................................... —(f) –(f)
8.00%, 7/15/30 - 9/15/30 ............................................. 56 58
5.50%, 4/20/33 - 2/20/54 ............................................. 16,267 16,348
5.00%, 5/20/33 - 11/20/54 ............................................. 13,340 13,075
2.50%, 1/20/37 - 7/20/53 ............................................. 37,751 31,621
4.50%, 9/15/39 - 3/20/56 ............................................. 21,532 20,514
4.00%, 7/15/40 - 6/20/52 ............................................. 3,650 3,359
4.00% (H15T1Y+150bps), 4/20/56(a) .................................... 2,966 2,862
3.00%, 8/20/51 - 12/20/53 ............................................. 29,582 25,641
3.00% (H15T1Y+150bps), 7/20/56(a) .................................... 4,497 4,152
2.00%, 3/1/52 ..................................................... 3,181 2,498
3.50%, 4/20/52 - 6/20/52 ............................................. 2,950 2,567
129,754
Small Business Administration Pools
3.90% (PRIME-285bps), 9/25/31(a) ..................................... 1,811 1,798
6.38% (PRIME-38bps), 2/25/32(a) ...................................... 1,603 1,654
7.63% (PRIME+88bps), 2/25/32(a) ...................................... 699 735
8.35% (PRIME+160bps), 2/25/32(a) ..................................... 1,342 1,422
6.88% (PRIME+13bps), 6/25/32(a) ...................................... 968 1,005
4.25% (PRIME-250bps), 9/25/32(a) ..................................... 1,465 1,465
5.00% (PRIME-175bps), 10/25/34(a) ..................................... 784 793
8,872
Total U.S. Government Agency Mortgages (Cost $639,473)
a
a
a
611,590
U.S. Treasury Obligations (29.2%)
U.S. Inflation Indexed Bonds
1.25%, 4/15/31 .................................................... 3,074 2,952
2.38%, 7/15/36 .................................................... 3,000 2,987
2.38%, 2/15/56 .................................................... 3,092 2,716
U.S. Treasury Bonds
5.25%, 2/15/29 .................................................... 10,000 10,204

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
1.75%, 8/15/41 .................................................... $ 7,000 $ 4,551
2.00%, 11/15/41 .................................................... 5,000 3,357
3.38%, 8/15/42 .................................................... 2,000 1,615
3.75%, 11/15/43 .................................................... 6,000 5,013
5.00%, 5/15/45 .................................................... 5,000 4,864
4.63%, 2/15/46 .................................................... 15,000 13,877
U.S. Treasury Notes
1.88%, 2/28/27 .................................................... 3,250 3,217
2.75%, 4/30/27 .................................................... 7,000 6,938
2.63%, 5/31/27 .................................................... 5,500 5,439
3.13%, 8/31/27 .................................................... 13,000 12,862
4.13%, 9/30/27 .................................................... 10,000 9,987
1.13%, 2/29/28 .................................................... 7,000 6,680
1.25%, 5/31/28 .................................................... 10,000 9,486
1.13%, 8/31/28 .................................................... 12,000 11,268
1.25%, 9/30/28 .................................................... 13,500 12,674
1.38%, 10/31/28 .................................................... 8,200 7,699
2.63%, 2/15/29 .................................................... 12,000 11,512
2.38%, 3/31/29 .................................................... 14,100 13,413
2.88%, 4/30/29 .................................................... 16,000 15,395
2.38%, 5/15/29 .................................................... 11,300 10,724
2.75%, 5/31/29 .................................................... 13,750 13,170
3.88%, 11/30/29 .................................................... 14,000 13,767
3.88%, 12/31/29 .................................................... 8,000 7,862
3.50%, 1/31/30 .................................................... 10,000 9,704
4.88%, 10/31/30 .................................................... 16,000 16,244
0.88%, 11/15/30 .................................................... 18,000 15,539
3.63%, 12/31/30 .................................................... 5,000 4,833
1.63%, 5/15/31 .................................................... 15,000 13,193
1.25%, 8/15/31 .................................................... 16,000 13,705
1.38%, 11/15/31 .................................................... 6,000 5,130
2.88%, 5/15/32 .................................................... 13,000 11,913
4.13%, 11/15/32 .................................................... 10,000 9,760
3.50%, 2/15/33 .................................................... 15,000 14,093
3 .38%, 5/15/33 .................................................... 18,000 16,736
3.88%, 8/15/34 .................................................... 6,000 5,686
4.00%, 11/15/35 .................................................... 3,000 2,840
Total U.S. Treasury Obligations (Cost $376,108)
a
a
a
363,605
Shares
Short-Term Investments (0.7%)
Investment Companies (0.1%):
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.54%(g) ............ 1,707,959 1,708
Principal Amount
(000)
a a a a
Repurchase Agreements (0.6%):
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 3.62%, purchased on
8/31/26, with a maturity date of 9/1/26, with a repurchase value of $7,001 (collateralized by
U.S. Treasury Notes, 1.13%-4.00%, due 1/31/31-2/15/31, with an aggregate value of $7,140) . $ 7,000 7,000
Total Short-Term Investments (Cost $8,708)
a
a
a
8,708
Total Investments (Cost $1,280,846) — 99.3% 1,236,690
Other assets in excess of liabilities —  0.7% 8,113
NET ASSETS - 100.00% $ 1,244,803
(a) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2026.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$3,080 (thousands) and amounted to 0.2% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2026.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
(f) Rounds to less than $1 thousand.
(g) Rate disclosed is the daily yield on August 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of August 31, 2026.
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of August 31, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of August 31, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of August 31, 2026.
STRIPS
—
Separately Trading Registered Interest and Principal Securities

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Growth and Tax Strategy Fund
8
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (46.4%)
Communication Services (4.4%):
Alphabet, Inc., Class A ................................................... 45,170 $ 15,329
Alphabet, Inc., Class C ................................................... 23,094 7,746
AT&T, Inc. ........................................................... 46,769 1,211
Charter Communications, Inc., Class A(a)(b) ................................... 189 29
Comcast Corp., Class A .................................................. 29,196 777
EchoStar Corp., Class A(a) ................................................ 1,057 91
Fox Corp., Class A ...................................................... 1,072 72
Fox Corp., Class B ...................................................... 827 50
Live Nation Entertainment, Inc.(a) ........................................... 1,691 304
Meta Platforms, Inc., Class A .............................................. 14,085 8,061
Netflix, Inc.(a) ......................................................... 29,240 2,370
News Corp., Class A ..................................................... 2,721 84
Omnicom Group, Inc. .................................................... 2,709 237
Paramount Skydance Corp., Class B(b) ....................................... 2,494 27
Take-Two Interactive Software, Inc.(a) ........................................ 1,589 349
The Trade Desk, Inc., Class A(a) ............................................ 2,436 33
The Walt Disney Co. .................................................... 13,618 1,465
TKO Group Holdings, Inc., Class A .......................................... 350 64
T-Mobile US, Inc. ...................................................... 3,497 631
Verizon Communications, Inc. .............................................. 31,911 1,596
Warner Bros Discovery, Inc.(a) ............................................. 8,591 245
40,771
Consumer Discretionary (4.3%):
Airbnb, Inc., Class A(a) .................................................. 3,008 551
Amazon.com, Inc.(a) .................................................... 62,572 16,253
AutoZone, Inc.(a) ....................................................... 236 706
Best Buy Co., Inc. ...................................................... 1,247 100
Booking Holdings, Inc. ................................................... 4,825 961
Carnival Corp. Ltd. ..................................................... 2,770 66
Carvana Co., Class A(a) .................................................. 3,343 246
Chipotle Mexican Grill, Inc., Class A(a) ....................................... 16,242 618
D.R. Horton, Inc. ....................................................... 3,028 438
Darden Restaurants, Inc. .................................................. 1,474 316
Deckers Outdoor Corp.(a) ................................................. 1,296 113
DoorDash, Inc., Class A(a) ................................................ 1,821 422
eBay, Inc. ............................................................ 6,771 701
Expedia Group, Inc. ..................................................... 575 182
Ford Motor Co. ........................................................ 28,868 402
Garmin Ltd. ........................................................... 1,270 361
General Motors Co. ..................................................... 4,309 372
Genuine Parts Co. ...................................................... 1,110 151
Hasbro, Inc. ........................................................... 1,004 94
Hilton Worldwide Holdings, Inc. ............................................ 84 27
Lennar Corp., Class A .................................................... 1,970 166
Lowe's Cos., Inc. ....................................................... 3,214 658
Marriott International, Inc., Class A .......................................... 1,512 517
McDonald's Corp. ...................................................... 4,278 1,127
MGM Resorts International(a) .............................................. 1,171 48
NIKE, Inc., Class B ..................................................... 9,000 352
O'Reilly Automotive, Inc.(a) ............................................... 6,159 547
PulteGroup, Inc. ........................................................ 2,359 298
Ralph Lauren Corp., Class A ............................................... 420 146
Ross Stores, Inc. ....................................................... 2,808 642
Royal Caribbean Cruises Ltd. .............................................. 2,197 590
Starbucks Corp. ........................................................ 10,260 1,090
Tapestry, Inc. .......................................................... 3,019 373
Tesla, Inc.(a) .......................................................... 18,013 6,628
The Home Depot, Inc. ................................................... 6,544 2,145
The TJX Cos., Inc. ...................................................... 6,082 814
Tractor Supply Co. ...................................................... 6,907 241
Ulta Beauty, Inc.(a) ..................................................... 87 47

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Wynn Resorts Ltd. ...................................................... 87 $ 8
Yum! Brands, Inc. ...................................................... 2,220 340
39,857
Consumer Staples (2.0%):
Altria Group, Inc. ....................................................... 14,443 989
Archer-Daniels-Midland Co. ............................................... 3,352 272
Brown-Forman Corp., Class B ............................................. 1,408 37
Bunge Global SA ....................................................... 932 108
Casey's General Stores, Inc. ............................................... 11 8
Church & Dwight Co., Inc. ................................................ 630 63
Colgate-Palmolive Co. ................................................... 5,911 531
Constellation Brands, Inc., Class A .......................................... 1,420 185
Costco Wholesale Corp. .................................................. 2,740 2,587
Dollar General Corp. .................................................... 834 106
Dollar Tree, Inc.(a) ...................................................... 752 95
Kenvue, Inc. .......................................................... 19,074 360
Keurig Dr. Pepper, Inc. ................................................... 6,662 212
Kimberly-Clark Corp. .................................................... 2,224 240
McCormick & Co., Inc. .................................................. 340 18
Mondelez International, Inc., Class A ......................................... 11,574 718
Monster Beverage Corp.(a) ................................................ 8,748 402
PepsiCo, Inc. .......................................................... 8,481 1,190
Philip Morris International, Inc. ............................................. 10,426 1,953
Sysco Corp. ........................................................... 3,290 267
Target Corp. .......................................................... 3,796 611
The Coca-Cola Co. ...................................................... 28,138 2,495
The Estee Lauder Cos., Inc., Class A ......................................... 1,480 151
The Hershey Co. ....................................................... 910 160
The J.M. Smucker Co. ................................................... 957 126
The Kraft Heinz Co. ..................................................... 7,782 200
The Kroger Co. ........................................................ 7,825 450
The Procter & Gamble Co. ................................................ 9,389 1,363
Tyson Foods, Inc., Class A ................................................ 2,503 138
Walmart, Inc. .......................................................... 24,790 2,601
18,636
Energy (1.6%):
APA Corp. ............................................................ 2,641 114
Baker Hughes Co., Class A ................................................ 8,513 541
Chevron Corp. ......................................................... 8,354 1,722
ConocoPhillips Co. ..................................................... 5,045 668
Devon Energy Corp. ..................................................... 8,486 412
Diamondback Energy, Inc. ................................................ 2,110 423
EOG Resources, Inc. .................................................... 4,595 666
EQT Corp. ............................................................ 2,115 115
Expand Energy Corp. .................................................... 1,088 107
ExxonMobil Holdings Corp. ............................................... 29,111 4,686
Halliburton Co. ........................................................ 8,466 312
Kinder Morgan, Inc. ..................................................... 5,223 168
Marathon Petroleum Corp. ................................................ 2,388 891
Occidental Petroleum Corp. ............................................... 3,679 221
ONEOK, Inc. .......................................................... 5,513 529
Phillips 66 Co. ......................................................... 3,188 786
SLB Ltd. ............................................................. 11,320 680
Targa Resources Corp. ................................................... 1,221 359
Texas Pacific Land Corp. ................................................. 301 113
The Williams Cos., Inc. .................................................. 3,687 277
Valero Energy Corp. ..................................................... 2,568 922
14,712
Financials (5.7%):
Aflac, Inc. ............................................................ 6,523 756
American Express Co. ................................................... 3,454 1,140
American International Group, Inc. .......................................... 6,463 494

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ameriprise Financial, Inc. ................................................. 1,152 $ 637
Aon PLC, Class A ...................................................... 2,315 744
Apollo Global Management, Inc. ............................................ 3,157 431
Ares Management Corp., Class A(b) ......................................... 1,881 269
Arthur J. Gallagher & Co. ................................................. 2,370 621
Bank of America Corp. ................................................... 47,885 2,966
Berkshire Hathaway, Inc., Class B(a) ......................................... 10,847 5,468
BlackRock, Inc. ........................................................ 1,116 1,290
Blackstone, Inc. ........................................................ 4,508 646
Block, Inc., Class A(a) ................................................... 5,000 410
Capital One Financial Corp. ............................................... 4,293 921
Cboe Global Markets, Inc. ................................................ 633 190
Chubb Ltd. ........................................................... 825 279
Cincinnati Financial Corp. ................................................ 970 165
Citigroup, Inc. ......................................................... 10,312 1,357
CME Group, Inc., Class A ................................................. 2,504 715
Coinbase Global, Inc., Class A(a) ........................................... 1,893 356
Everest Group Ltd. ...................................................... 204 76
FactSet Research Systems, Inc. ............................................. 214 67
Fidelity National Information Services, Inc. .................................... 1,180 48
Fifth Third Bancorp ..................................................... 8,234 443
Fiserv, Inc.(a) .......................................................... 4,269 228
Global Payments, Inc. .................................................... 1,572 143
Huntington Bancshares, Inc. ............................................... 12,050 201
Intercontinental Exchange, Inc. ............................................. 5,129 824
JPMorgan Chase & Co. .................................................. 19,242 6,852
KeyCorp ............................................................. 2,645 57
KKR & Co., Inc. ....................................................... 4,994 548
Loews Corp. .......................................................... 2,090 226
M&T Bank Corp. ....................................................... 660 154
Marsh & McLennan Cos., Inc. ............................................. 5,030 955
Mastercard, Inc., Class A ................................................. 4,047 2,385
MetLife, Inc. .......................................................... 4,334 412
Moody's Corp. ......................................................... 52 26
Morgan Stanley ........................................................ 6,170 1,316
MSCI, Inc., Class A ..................................................... 991 566
Nasdaq, Inc. .......................................................... 3,477 343
Northern Trust Corp. .................................................... 40 7
PayPal Holdings, Inc. .................................................... 7,830 412
Principal Financial Group, Inc. ............................................. 2,475 273
Prudential Financial, Inc. ................................................. 2,120 249
Raymond James Financial, Inc. ............................................. 1,988 354
Regions Financial Corp. .................................................. 9,785 292
Robinhood Markets, Inc., Class A(a) ......................................... 4,288 449
S&P Global, Inc. ....................................................... 1,722 751
State Street Corp. ....................................................... 2,324 445
Synchrony Financial ..................................................... 6,100 470
T. Rowe Price Group, Inc. ................................................. 1,970 219
The Allstate Corp. ...................................................... 3,038 783
The Charles Schwab Corp. ................................................ 8,304 912
The Goldman Sachs Group, Inc. ............................................ 3,096 3,176
The Hartford Insurance Group, Inc. .......................................... 2,900 398
The PNC Financial Services Group, Inc. ...................................... 2,905 696
The Progressive Corp. ................................................... 2,629 573
Truist Financial Corp. .................................................... 6,447 320
U.S. Bancorp .......................................................... 8,974 553
Visa, Inc., Class A ...................................................... 10,649 4,041
W.R. Berkley Corp. ..................................................... 4,011 271
Wells Fargo & Co. ...................................................... 20,730 1,791
Willis Towers Watson PLC ................................................ 801 271
53,431
Health Care (4.3%):
Abbott Laboratories ..................................................... 8,740 965

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
AbbVie, Inc. .......................................................... 10,841 $ 2,780
Agilent Technologies, Inc. ................................................. 2,762 424
Amgen, Inc. ........................................................... 3,088 1,327
Baxter International, Inc. ................................................. 1,442 37
Becton Dickinson & Co. .................................................. 1,310 246
Biogen, Inc.(a) ......................................................... 1,081 234
Bio-Techne Corp. ....................................................... 494 36
Boston Scientific Corp.(a) ................................................. 12,299 594
Bristol-Myers Squibb Co. ................................................. 14,599 975
Cardinal Health, Inc. .................................................... 2,310 542
Cencora, Inc. .......................................................... 1,410 456
Centene Corp.(a) ....................................................... 2,590 167
CVS Health Corp. ...................................................... 7,182 674
Danaher Corp. ......................................................... 4,957 1,059
DaVita, Inc.(a) ......................................................... 748 132
Dexcom, Inc.(a) ........................................................ 1,572 143
Edwards Lifesciences Corp.(a) ............................................. 5,760 523
Elevance Health, Inc. .................................................... 1,583 621
Eli Lilly & Co. ......................................................... 5,595 6,473
GE HealthCare Technologies, Inc. ........................................... 3,598 256
Gilead Sciences, Inc. .................................................... 8,764 1,283
HCA Healthcare, Inc. .................................................... 705 292
Henry Schein, Inc.(a) .................................................... 585 53
Humana, Inc. .......................................................... 886 340
IDEXX Laboratories, Inc.(a) ............................................... 808 450
Insulet Corp.(a) ........................................................ 317 47
Intuitive Surgical, Inc.(a) ................................................. 1,485 560
IQVIA Holdings, Inc.(a) .................................................. 1,549 405
Johnson & Johnson ..................................................... 14,327 3,810
Labcorp Holdings, Inc. ................................................... 522 174
McKesson Corp. ....................................................... 611 541
Medtronic PLC ........................................................ 6,020 546
Merck & Co., Inc. ...................................................... 16,731 2,472
Mettler-Toledo International, Inc.(a) ......................................... 250 351
Moderna, Inc.(a)(b) ..................................................... 2,639 370
Pfizer, Inc. ............................................................ 30,133 858
Quest Diagnostics, Inc. ................................................... 837 201
Regeneron Pharmaceuticals, Inc. ............................................ 606 484
ResMed, Inc. .......................................................... 1,315 316
Revvity, Inc. .......................................................... 680 87
Solventum Corp.(a) ..................................................... 817 74
STERIS PLC .......................................................... 75 17
Stryker Corp. .......................................................... 3,361 1,088
The Cigna Group ....................................................... 2,052 567
Thermo Fisher Scientific, Inc. .............................................. 1,992 1,229
UnitedHealth Group, Inc. ................................................. 5,910 2,301
Universal Health Services, Inc., Class B ....................................... 241 41
Veeva Systems, Inc., Class A(a) ............................................. 292 83
Vertex Pharmaceuticals, Inc.(a) ............................................. 1,699 925
Viatris, Inc. ........................................................... 10,317 170
Waters Corp.(a) ........................................................ 845 350
West Pharmaceutical Services, Inc. .......................................... 657 224
Zimmer Biomet Holdings, Inc. ............................................. 1,001 100
Zoetis, Inc., Class A ..................................................... 3,969 306
39,779
Industrials (3.8%):
3M Co. .............................................................. 1,946 334
Allegion PLC ......................................................... 613 95
Automatic Data Processing, Inc. ............................................ 1,082 310
Axon Enterprise, Inc.(a) .................................................. 439 249
C.H. Robinson Worldwide, Inc. ............................................. 614 92
Carrier Global Corp. ..................................................... 7,990 465
Caterpillar, Inc. ........................................................ 3,227 2,572

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Comfort Systems USA, Inc. ............................................... 152 $ 235
Copart, Inc.(a) ......................................................... 9,139 301
CSX Corp. ............................................................ 4,131 209
Cummins, Inc. ......................................................... 1,300 734
Deere & Co. .......................................................... 1,348 883
Delta Air Lines, Inc. ..................................................... 3,845 300
Dover Corp. ........................................................... 936 182
Eaton Corp. PLC ....................................................... 2,511 1,009
EMCOR Group, Inc. .................................................... 211 155
Emerson Electric Co. .................................................... 4,724 720
Equifax, Inc. .......................................................... 1,023 194
Expeditors International of Washington, Inc. .................................... 1,122 213
Fastenal Co. ........................................................... 10,764 531
FedEx Corp. .......................................................... 1,829 599
FedEx Freight Holding Co., Inc.(a) .......................................... 914 122
Fortive Corp. .......................................................... 2,499 147
GE Vernova, Inc. ....................................................... 1,934 1,738
Generac Holdings, Inc.(a) ................................................. 452 84
General Dynamics Corp. .................................................. 1,726 641
General Electric Co. ..................................................... 7,501 2,517
Honeywell Aerospace, Inc.(a) .............................................. 2,560 405
Honeywell International, Inc. .............................................. 2,560 547
Howmet Aerospace, Inc. .................................................. 1,647 403
IDEX Corp. ........................................................... 360 82
Illinois Tool Works, Inc. .................................................. 1,946 536
Ingersoll Rand, Inc. ..................................................... 4,166 321
J.B. Hunt Transport Services, Inc. ........................................... 473 126
Jacobs Solutions, Inc. .................................................... 963 144
Johnson Controls International PLC .......................................... 3,684 509
L3Harris Technologies, Inc. ............................................... 808 215
Leidos Holdings, Inc. .................................................... 31 4
Lennox International, Inc. ................................................. 154 59
Lockheed Martin Corp. ................................................... 1,618 908
Masco Corp. .......................................................... 2,230 161
Nordson Corp. ......................................................... 255 82
Norfolk Southern Corp. .................................................. 289 99
Northrop Grumman Corp. ................................................. 1,346 726
Old Dominion Freight Line, Inc. ............................................ 1,764 353
Otis Worldwide Corp. .................................................... 2,705 192
PACCAR, Inc. ......................................................... 3,846 477
Parker-Hannifin Corp. ................................................... 731 716
Paychex, Inc. .......................................................... 2,957 377
Pentair PLC ........................................................... 869 53
Quanta Services, Inc. .................................................... 1,444 877
Republic Services, Inc., Class A ............................................ 2,086 461
Rockwell Automation, Inc. ................................................ 980 416
RTX Corp. ............................................................ 8,603 1,787
Snap-on, Inc. .......................................................... 233 90
Southwest Airlines Co. ................................................... 4,050 156
Stanley Black & Decker, Inc. .............................................. 1,161 112
Textron, Inc. .......................................................... 2,069 167
The Boeing Co.(a) ...................................................... 4,432 921
Trane Technologies PLC .................................................. 1,262 561
TransDigm Group, Inc. ................................................... 92 108
Uber Technologies, Inc.(a) ................................................ 14,926 1,129
Union Pacific Corp. ..................................................... 4,288 1,289
United Airlines Holdings, Inc.(a) ............................................ 2,080 225
United Parcel Service, Inc., Class B .......................................... 6,209 647
United Rentals, Inc. ..................................................... 269 279
Veralto Corp. .......................................................... 2,045 202
Verisk Analytics, Inc., Class A .............................................. 1,450 281
Vertiv Holdings Co., Class A ............................................... 2,433 629
W.W. Grainger, Inc. ..................................................... 478 626

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Waste Management, Inc. .................................................. 3,791 $ 830
Westinghouse Air Brake Technologies Corp. .................................... 1,745 499
Xylem, Inc. ........................................................... 1,548 170
35,588
Information Technology (17.6%):
Accenture PLC, Class A .................................................. 2,744 521
Adobe, Inc.(a) ......................................................... 1,597 468
Advanced Micro Devices, Inc.(a) ............................................ 11,473 5,400
Akamai Technologies, Inc.(a) .............................................. 1,741 189
Amphenol Corp., Class A ................................................. 6,621 1,050
Analog Devices, Inc. .................................................... 386 140
Apple, Inc. ........................................................... 95,155 30,149
Applied Materials, Inc. ................................................... 4,116 1,887
AppLovin Corp., Class A(a) ............................................... 1,682 525
Arista Networks, Inc.(a) .................................................. 5,707 1,117
Autodesk, Inc.(a) ....................................................... 1,936 501
Broadcom, Inc. ........................................................ 33,633 12,455
Cadence Design Systems, Inc.(a) ............................................ 1,035 351
Ciena Corp.(a) ......................................................... 998 382
Cisco Systems, Inc. ..................................................... 25,664 2,836
Cognizant Technology Solutions Corp., Class A ................................. 3,759 243
Coherent Corp.(a) ...................................................... 1,258 350
Corning, Inc. .......................................................... 4,594 683
Crowdstrike Holdings, Inc., Class A(a) ....................................... 6,654 1,537
Datadog, Inc., Class A(a) ................................................. 2,997 710
Dell Technologies, Inc., Class C ............................................ 1,699 775
F5, Inc.(a) ............................................................ 344 140
Fair Isaac Corp.(a) ...................................................... 48 55
First Solar, Inc.(a) ...................................................... 881 178
Flex Ltd.(a) ........................................................... 442 48
Fortinet, Inc.(a) ........................................................ 2,602 445
Gartner, Inc.(a) ........................................................ 538 107
GoDaddy, Inc., Class A(a) ................................................. 752 74
Hewlett Packard Enterprise Co. ............................................. 9,551 499
HP, Inc. .............................................................. 7,898 237
Intel Corp.(a) .......................................................... 34,692 3,105
International Business Machines Corp. ........................................ 5,772 1,350
Intuit, Inc. ............................................................ 1,391 500
Jabil, Inc. ............................................................ 730 223
KLA Corp. ........................................................... 6,180 1,084
Lam Research Corp. ..................................................... 5,907 1,781
Lumentum Holdings, Inc.(a) ............................................... 481 440
Marvell Technology, Inc. ................................................. 5,360 1,134
Microchip Technology, Inc. ................................................ 2,740 201
Micron Technology, Inc. .................................................. 8,004 7,673
Microsoft Corp. ........................................................ 52,610 26,688
Monolithic Power Systems, Inc. ............................................ 254 322
Motorola Solutions, Inc. .................................................. 1,485 721
NetApp, Inc. .......................................................... 2,469 457
NVIDIA Corp. ......................................................... 172,608 38,107
NXP Semiconductors NV ................................................. 1,273 286
Oracle Corp. .......................................................... 11,223 1,674
Palantir Technologies, Inc., Class A(a) ........................................ 15,883 2,960
Palo Alto Networks, Inc.(a) ................................................ 5,442 2,080
Qnity Electronics, Inc. ................................................... 1,483 177
QUALCOMM, Inc. ..................................................... 5,034 858
Roper Technologies, Inc. .................................................. 798 339
Salesforce, Inc. ........................................................ 3,410 878
Sandisk Corp.(a) ....................................................... 1,027 1,609
Seagate Technology Holdings PLC .......................................... 1,172 971
ServiceNow, Inc.(a) ..................................................... 5,573 825
Synopsys, Inc.(a) ....................................................... 1,747 768
TE Connectivity PLC .................................................... 2,933 602

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Teledyne Technologies, Inc.(a) ............................................. 60 $ 37
Teradyne, Inc. ......................................................... 1,121 392
Texas Instruments, Inc. ................................................... 5,741 1,498
VeriSign, Inc. .......................................................... 690 199
Western Digital Corp. .................................................... 2,068 932
Zebra Technologies Corp.(a) ............................................... 269 95
165,018
Materials (0.9%):
Air Products and Chemicals, Inc. ............................................ 1,850 573
Albemarle Corp. ....................................................... 1,169 158
Avery Dennison Corp. ................................................... 660 115
Ball Corp. ............................................................ 2,732 172
CF Industries Holdings, Inc. ............................................... 2,537 330
Corteva, Inc. .......................................................... 5,118 433
Dow, Inc. ............................................................ 8,496 259
DuPont de Nemours, Inc. ................................................. 988 133
Ecolab, Inc. ........................................................... 1,433 406
Freeport-McMoRan, Inc. ................................................. 7,235 548
International Flavors & Fragrances, Inc. ....................................... 645 56
International Paper Co. ................................................... 2,781 105
Linde PLC ............................................................ 3,074 1,505
LyondellBasell Industries NV, Class A ........................................ 3,430 223
Martin Marietta Materials, Inc. ............................................. 721 374
Newmont Corp. ........................................................ 5,843 737
Nucor Corp. ........................................................... 2,641 659
Packaging Corp. of America ............................................... 179 42
PPG Industries, Inc. ..................................................... 1,640 184
Smurfit Westrock PLC ................................................... 4,679 219
Steel Dynamics, Inc. ..................................................... 183 43
The Mosaic Co. ........................................................ 4,418 107
The Sherwin-Williams Co. ................................................ 692 234
Vulcan Materials Co. .................................................... 1,110 299
7,914
Real Estate (0.9%):
Alexandria Real Estate Equities, Inc. ......................................... 423 22
American Tower Corp. ................................................... 2,381 418
BXP, Inc. ............................................................. 874 59
Camden Property Trust ................................................... 590 62
CBRE Group, Inc., Class A(a) .............................................. 3,165 461
CoStar Group, Inc.(a) .................................................... 1,858 60
Crown Castle, Inc. ...................................................... 1,860 142
Digital Realty Trust, Inc. .................................................. 1,571 292
Equinix, Inc. .......................................................... 796 833
Equity Residential ...................................................... 5,569 363
Essex Property Trust, Inc. ................................................. 357 101
Extra Space Storage, Inc. ................................................. 1,230 174
Federal Realty Investment Trust ............................................ 462 54
Healthpeak Properties, Inc. ................................................ 3,912 81
Host Hotels & Resorts, Inc. ................................................ 4,081 89
Invitation Homes, Inc. ................................................... 3,136 91
Iron Mountain, Inc. ..................................................... 3,876 447
Kimco Realty Corp. ..................................................... 4,832 115
Mid-America Apartment Communities, Inc. .................................... 649 84
Prologis, Inc. .......................................................... 5,650 791
Public Storage ......................................................... 997 306
Realty Income Corp. .................................................... 1,638 100
Regency Centers Corp. ................................................... 1,209 90
SBA Communications Corp., Class A ......................................... 506 96
Simon Property Group, Inc. ............................................... 2,004 425
UDR, Inc. ............................................................ 1,713 63
Ventas, Inc. ........................................................... 3,829 349
VICI Properties, Inc., Class A .............................................. 25,878 664

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Welltower, Inc. ......................................................... 4,568 $ 1,080
Weyerhaeuser Co. ...................................................... 7,171 168
8,080
Utilities (0.9%):
Alliant Energy Corp. .................................................... 1,641 112
Ameren Corp. ......................................................... 2,397 254
American Electric Power Co., Inc. ........................................... 4,687 574
Atmos Energy Corp. ..................................................... 760 126
CenterPoint Energy, Inc. .................................................. 6,902 273
CMS Energy Corp. ...................................................... 2,629 179
Consolidated Edison, Inc. ................................................. 2,413 258
Constellation Energy Corp. ................................................ 1,621 445
Dominion Energy, Inc. ................................................... 3,555 235
DTE Energy Co. ....................................................... 1,540 209
Duke Energy Corp. ...................................................... 5,048 605
Edison International ..................................................... 5,545 299
Entergy Corp. ......................................................... 3,368 358
Evergy, Inc. ........................................................... 1,539 125
Eversource Energy ...................................................... 2,689 189
Exelon Corp. .......................................................... 6,833 299
NextEra Energy, Inc. .................................................... 12,560 1,035
NiSource, Inc. ......................................................... 3,843 157
NRG Energy, Inc. ....................................................... 2,797 308
PG&E Corp. .......................................................... 4,485 60
Pinnacle West Capital Corp. ............................................... 906 88
PPL Corp. ............................................................ 5,508 188
Public Service Enterprise Group, Inc. ......................................... 3,074 225
Sempra .............................................................. 2,820 230
The AES Corp. ........................................................ 6,388 94
The Southern Co. ....................................................... 7,674 676
Vistra Corp. ........................................................... 565 78
WEC Energy Group, Inc. ................................................. 3,468 368
Xcel Energy, Inc. ....................................................... 4,931 373
8,420
Total Common Stocks (Cost $138,502)
a
a
a
432,206
Rights (0.0%)(c)
Financials (0.0%):(c)
TPG, Inc., CVR, expiring 4/9/29(a)(d) ........................................ 1,784 —(e)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR, expiring 1/4/27(a)(d) ................................... 568 1
Total Rights (Cost $—)
a
a
a
1
Principal Amount
(000)
Municipal Bonds (53.3%)
Alabama (3.7%):
Black Belt Energy Gas District Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 ........................ $ 570 591
Series A, 5.25%, 5/1/56 , (Put Date 5/1/32)(f) ............................... 3,000 3,015
Series B, 5.00%, 10/1/35, Continuously Callable @100 ........................ 6,300 6,373
Series D-1, 5.50%, 6/1/49, (Put Date 2/1/29)(f) .............................. 1,000 1,043
Series E, 5.00%, 7/1/33, Continuously Callable @100 ......................... 2,500 2,605
Series E, 5.00%, 12/1/55, (Put Date 5/1/35)(f) .............................. 1,250 1,298
Series F, 5.00%, 6/1/36, Continuously Callable @100 ......................... 1,000 1,028
Cooper Green Mercy Health Services Authority Revenue, 5.25%, 9/1/52, Continuously
Callable @100 ..................................................... 2,000 2,020
County of Jefferson Sewer Revenue, 5.50%, 10/1/53, Continuously Callable @100 ........ 1,000 1,028
Energy Southeast A Cooperative District Revenue
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 1,000 1,035
Series B, 5.00%, 9/1/33, Continuously Callable @100 ......................... 3,000 3,061

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Montgomery County Board of Education Special Tax, Series A, 5.25%, 3/1/55, Continuously
Callable @100 ..................................................... $ 1,000 $ 1,019
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 1/1/56, (Put Date 6/1/35)(f) ............................... 4,000 4,025
Series B, 5.25%, 3/1/55, (Put Date 1/1/33)(f) ............................... 1,600 1,639
Series H, 5.00%, 11/1/35, Continuously Callable @100 ........................ 2,000 2,078
Walker County Board of Education Special Tax, 4.25%, 3/1/54, Continuously Callable @100 2,500 2,137
33,995
Arizona (1.3%):
Arizona IDA Revenue
5.00%, 11/1/47, Continuously Callable @100 ............................... 1,000 1,004
Series B, 4.00%, 7/1/41, Continuously Callable @100 ......................... 400 347
Series B, 4.00%, 7/1/52, Continuously Callable @100 ......................... 840 650
Series F, 5.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 977
La Paz County IDA Revenue
4.00%, 2/15/41, Continuously Callable @100 ............................... 425 382
4.00%, 2/15/46, Continuously Callable @100 ............................... 345 296
4.00%, 2/15/51, Continuously Callable @100 ............................... 300 242
Maricopa County & Phoenix IDA Revenue, Series A, 4.70%, 9/1/55, Continuously Callable
@100 ........................................................... 740 704
Maricopa County IDA Revenue
4.00%, 7/1/51, Continuously Callable @100(g) ............................. 1,500 1,110
Series A, 5.00%, 9/1/42, Continuously Callable @100 ......................... 500 505
Series A, 4.00%, 7/1/46, Continuously Callable @100 ......................... 735 631
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 1,000 809
Sierra Vista IDA Revenue, 5.75%, 6/15/53, Continuously Callable @100(g) ............. 2,000 1,820
Tempe IDA Revenue, Series B, 4.00%, 12/1/46, Continuously Callable @102 ............ 1,155 974
The County of Pima IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100(g) ....... 1,000 702
The IDA of the City of Phoenix Arizona Revenue, 5.00%, 7/1/46, Continuously Callable @100 1,300 1,240
12,393
California (2.1%):
California Community Choice Financing Authority Revenue, Series C, 5.00%, 12/1/55, (Put
Date 10/1/33)(f) .................................................... 1,500 1,535
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/52, Continuously
Callable @100 ..................................................... 1,500 1,434
California Municipal Finance Authority Revenue
5.00%, 7/1/55, Continuously Callable @103 ............................... 1,000 1,025
Series 2, 4.50%, 3/20/48. (Put Date 7/1/36)(f) ............................... 750 747
Los Angeles Housing Authority Revenue, Series A, 4.40%, 12/1/54, Continuously Callable
@100 ........................................................... 2,000 1,714
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center), Series O-1, 1.05%, 5/15/45, Callable 10/1/26 @ 100(h) . 10,000 10,000
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.), 8/1/34(i) .................................................... 4,435 3,322
19,777
Colorado (1.0%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 4/1/48, Continuously Callable @100 ............................... 710 696
4.00%, 1/1/52, Continuously Callable @100 ............................... 675 520
5.00%, 9/1/52, Continuously Callable @100 ............................... 730 680
4.50%, 7/1/53, Continuously Callable @100 ............................... 1,000 888
4.00%, 1/1/62, Continuously Callable @100 ............................... 795 579
Series A, 5.00%, 12/1/38, Continuously Callable @100 ........................ 1,000 1,006
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 9/1/50, Pre-refunded 9/1/30 @
100 ............................................................. 1,000 1,045
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable
@100 ........................................................... 1,000 1,001
Denver Health & Hospital Authority Certificates of Participation, 5.00%, 12/1/48, Continuously
Callable @100 ..................................................... 1,900 1,821
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 12/1/47, Continuously Callable @100 ......................... 1,000 1,002
9,238

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Connecticut (0.5%):
Connecticut Housing Finance Authority Revenue, Series A-1, 4.65%, 11/15/51, Continuously
Callable @100 ..................................................... $ 1,500 $ 1,458
Connecticut State Health & Educational Facilities Authority Revenue, 5.25%, 7/1/53,
Continuously Callable @100 ........................................... 1,000 1,026
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100 ........................ 1,500 1,561
Series A, 5.00%, 4/15/37, Continuously Callable @100 ........................ 1,000 1,029
5,074
Delaware (0.0%):(c)
Delaware State Housing Authority Revenue, Series A, 4.70%, 7/1/55, Continuously Callable
@100 ........................................................... 245 231
Florida (2.5%):
Capital Trust Agency, Inc. Revenue
5.00%, 8/1/40, Continuously Callable @100 ............................... 600 589
5.00%, 8/1/55, Continuously Callable @100 ............................... 1,300 1,154
Capital Trust Authority Revenue
Series A, 5.13%, 12/15/54, Continuously Callable @100 ....................... 1,000 882
Series A, 5.25%, 12/1/55, Continuously Callable @100 ........................ 135 133
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103 ... 1,000 904
City of Pompano Beach Revenue, Series A, 4.00%, 9/1/51, Continuously Callable @103 .... 500 390
County of Miami-Dade Aviation Revenue, Series B, 5.25%, 10/1/55, Continuously Callable
@100 ........................................................... 1,500 1,537
Florida Development Finance Corp. Revenue
5.00%, 7/1/51, Continuously Callable @100 ............................... 1,175 1,074
Series A, 5.00%, 6/15/52, Continuously Callable @100 ........................ 1,250 1,150
Florida Housing Finance Corp. Revenue, Series 3, 5.13%, 1/1/56, Continuously Callable @100 740 697
Jacksonville Port Authority Revenue, Series B, 5.25%, 11/1/55, Continuously Callable @100 2,000 2,048
Lee County IDA Revenue, Series A, 5.25%, 10/1/52, Continuously Callable @103 ........ 850 789
Miami Dade County IDA Revenue, 5.25%, 6/15/56, Continuously Callable @102 ......... 1,400 1,361
Orange County Health Facilities Authority Revenue
Series A, 4.50%, 10/1/56, Continuously Callable @100 ........................ 1,000 922
Series A, 5.25%, 10/1/56, Continuously Callable @100 ........................ 3,000 3,043
Palm Beach County Health Facilities Authority Revenue, Series B, 5.00%, 11/15/55,
Continuously Callable @103 ........................................... 2,500 2,355
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable
@102 ........................................................... 700 701
Seminole County IDA Revenue, Series A, 4.00%, 6/15/51, Continuously Callable @100(g) .. 830 603
Volusia County Educational Facility Authority Revenue, 5.25%, 6/1/54, Continuously Callable
@100 ........................................................... 3,000 2,986
23,318
Georgia (3.1%):
Development Authority for Fulton County Revenue, 5.25%, 6/1/56, Continuously Callable
@100 ........................................................... 2,000 2,043
Development Authority of Appling County Revenue, Series GA, 1.50%, 9/1/41, Continuously
Callable @100(h) ................................................... 6,800 6,800
Development Authority of Floyd County Revenue, Series GA, 3.10%, 9/1/26(h) .......... 3,700 3,700
Georgia Housing & Finance Authority Revenue
Series A, 4.70%, 12/1/55, Continuously Callable @100 ........................ 2,000 1,901
Series C, 4.60%, 12/1/54, Continuously Callable @100 ........................ 1,000 940
Series E, 5.25%, 6/1/55, Continuously Callable @100 ......................... 3,000 3,042
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously
Callable @100 ..................................................... 1,000 997
Main Street Natural Gas, Inc. Revenue, Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(f) ..... 2,000 2,076
Municipal Electric Authority of Georgia Revenue, Series A, 4.00%, 1/1/51, Continuously
Callable @100 ..................................................... 425 355
The Development Authority of Burke County Revenue (NBGA - Southern Co.), Series GA,
1.50%, 11/1/52, Continuously Callable @100(h) ............................. 7,370 7,370
29,224
Idaho (0.1%):
Idaho Health Facilities Authority Revenue, Series A, 5.25%, 3/1/53, Continuously Callable
@100 ........................................................... 1,000 1,016

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Illinois (4.0%):
Chicago Board of Education, GO
Series A, 5.00%, 12/1/47, Continuously Callable @100 ........................ $ 3,200 $ 2,874
Series A, 5.75%, 12/1/50, Continuously Callable @100 ........................ 2,145 2,079
Series H, 5.00%, 12/1/46, Continuously Callable @100 ........................ 2,000 1,810
Chicago O'Hare International Airport Revenue, Series C, 5.25%, 1/1/54, Continuously Callable
@100 ........................................................... 500 511
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 5.00%, 12/1/52,
Continuously Callable @100 ........................................... 685 686
City of Chicago Wastewater Transmission Revenue, Series A, 5.00%, 1/1/47, Continuously
Callable @100 ..................................................... 1,000 1,001
City of Chicago Waterworks Revenue, Series A, 5.00%, 11/1/51, Continuously Callable @100 1,400 1,408
City of Chicago, GO
Series A, 5.00%, 1/1/45, Continuously Callable @100 ......................... 2,500 2,352
Series A, 6.00%, 1/1/50, Continuously Callable @100 ......................... 1,335 1,373
Cook County Community College District No. 508, GO, 5.50%, 12/1/55, Continuously
Callable @100 ..................................................... 1,200 1,239
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100 ................... 1,000 1,000
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100 ....... 1,000 1,009
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable
@102 ........................................................... 1,000 988
Illinois Finance Authority Revenue
0.00%, 5/15/40, Continuously Callable @100(j) ............................. 385 16
4.00%, 10/15/44, Continuously Callable @103 .............................. 2,000 1,645
5.50%, 4/1/56, Continuously Callable @100 ............................... 1,000 1,030
Series A, 5.00%, 5/15/37, Continuously Callable @100 ........................ 1,000 1,001
Series A, 5.00%, 5/15/45, Continuously Callable @100 ........................ 1,000 995
Series B, 5.00%, 10/1/49, Continuously Callable @100(g) ...................... 750 692
Series C, 4.00%, 2/15/41, Continuously Callable @100 ........................ 5 5
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 925 931
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 25 25
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 45 45
Illinois Housing Development Authority Revenue, Series I, 4.63%, 4/1/50, Continuously
Callable @100 ..................................................... 3,000 2,812
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable
@100 ........................................................... 2,500 2,470
Northern Illinois University Certificates of Participation, 5.50%, 4/1/49, Continuously Callable
@100 ........................................................... 1,000 1,041
Sangamon County Water Reclamation District, GO, Series A, 5.75%, 1/1/53, Continuously
Callable @100 ..................................................... 1,235 1,235
St. Clair County Community Unit School District No. 187, GO (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 1/1/54, Continuously Callable @100 ........... 1,000 967
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100 ............................... 225 235
Series A, 5.50%, 3/1/47, Continuously Callable @100 ......................... 1,000 1,029
Series B, 4.00%, 10/1/33, Continuously Callable @100 ........................ 2,300 2,296
36,800
Indiana (0.8%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.),
4.00%, 2/1/39, Continuously Callable @100 ............................... 1,000 946
Indiana Finance Authority Revenue
5.25%, 3/1/54, Continuously Callable @100 ............................... 4,000 4,009
Series A, 5.00%, 7/1/54, Continuously Callable @100 ......................... 1,100 1,028
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100 1,500 1,500
7,483
Iowa (0.1%):
Iowa Finance Authority Revenue, Series A, 4.75%, 7/1/55, Continuously Callable @100 .... 1,260 1,200
Kansas (0.4%):
City of Lawrence Revenue, Series A, 5.00%, 7/1/43, Continuously Callable @100 ........ 1,500 1,501
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100 ......................... 1,250 1,251

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00%, 9/1/45, Continuously Callable @100 ......................... $ 1,000 $ 1,001
3,753
Kentucky (1.5%):
Kentucky Bond Development Corp. Revenue, Series A, 5.50%, 10/31/56, Continuously
Callable @100 ..................................................... 315 326
Kentucky Economic Development Finance Authority Revenue, Series A, 5.00%, 5/15/46,
Continuously Callable @100 ........................................... 1,000 809
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100 .......... 1,000 1,000
Kentucky Municipal Energy Agency Revenue, 5.00%, 1/1/50, Continuously Callable @100 .. 3,000 3,086
Kentucky Public Energy Authority Revenue
Series B, 5.00%, 12/1/33, Continuously Callable @100 ........................ 3,215 3,237
Series B, 5.00%, 1/1/55, (Put Date 8/1/32)(f) ............................... 1,250 1,304
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 4,000 3,742
13,504
Louisiana (0.7%):
City of New Orleans, GO, Series A, 5.75%, 12/1/55, Continuously Callable @100 ........ 250 259
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%,
12/1/44, Continuously Callable @100 .................................... 500 460
Louisiana Housing Corp. Revenue, Series A, 4.70%, 6/1/55, Continuously Callable @100 ... 1,000 933
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100 ............................... 1,000 1,005
5.00%, 10/1/43, Continuously Callable @100 ............................... 1,000 1,004
Louisiana Public Facilities Authority Revenue
5.25%, 10/1/53, Continuously Callable @100 ............................... 2,000 1,920
5.25%, 7/1/55, Continuously Callable @100 ............................... 700 713
6,294
Maine (0.7%):
Finance Authority of Maine Revenue, 5.50%, 7/1/55, Continuously Callable @100 ........ 2,000 2,082
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 1,000 782
Maine State Housing Authority Revenue
Series A, 4.70%, 11/15/53, Continuously Callable @100 ....................... 2,000 1,905
Series C, 5.25%, 11/15/55, Continuously Callable @100 ....................... 2,000 2,019
6,788
Maryland (1.2%):
City of Gaithersburg Revenue, 5.13%, 1/1/42, Continuously Callable @103 ............. 865 848
Maryland Economic Development Corp. Revenue, 4.50%, 10/1/54, Continuously Callable
@100 ........................................................... 2,000 1,781
Maryland Health & Higher Educational Facilities Authority Revenue
5.25%, 7/1/53, Continuously Callable @100 ............................... 1,250 1,250
5.00%, 7/1/54, Continuously Callable @100 ............................... 1,250 1,228
5.00%, 10/1/54, Continuously Callable @100 ............................... 2,500 2,410
5.00%, 7/1/55, Continuously Callable @100 ............................... 1,500 1,501
Series A, 5.25%, 7/1/52, Continuously Callable @100 ......................... 2,000 2,035
11,053
Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100 ............................... 1,000 946
5.00%, 10/1/57, Continuously Callable @102(g) ............................ 1,000 955
Series A, 5.00%, 6/1/39, Pre-refunded 6/1/29 @ 100 .......................... 1,000 1,061
Series A, 5.00%, 7/1/44, Continuously Callable @100 ......................... 1,600 1,473
Series A, 5.50%, 7/1/44, Continuously Callable @100 ......................... 500 452
Series B, 4.00%, 6/1/50, Continuously Callable @100 ......................... 1,000 752
Series D, 5.00%, 7/1/44, Continuously Callable @100 ........................ 1,000 1,000
Series I, 5.00%, 7/1/46, Continuously Callable @100 ......................... 1,000 962
Series J2, 5.00%, 7/1/53, Continuously Callable @100 ........................ 1,915 1,869
Series N, 5.50%, 7/1/55, Continuously Callable @100 ........................ 2,000 2,084
Massachusetts Housing Finance Agency Revenue, Series 242, 4.80%, 12/1/55, Continuously
Callable @100 ..................................................... 1,250 1,182
12,736

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Michigan (1.5%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ $ 1,000 $ 1,001
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program), 5.00%, 5/1/42, Continuously Callable @100 ........................ 1,000 1,011
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100 ....... 1,000 1,012
Kentwood Economic Development Corp. Revenue, Series S, 4.00%, 11/15/45, Continuously
Callable @103 ..................................................... 500 409
Michigan Finance Authority Revenue
4.00%, 2/1/42, Continuously Callable @100 ............................... 745 600
4.00%, 9/1/45, Continuously Callable @100 ............................... 1,000 765
4.00%, 12/1/51, Continuously Callable @100 ............................... 1,490 711
5.63%, 11/1/52, Continuously Callable @100 ............................... 2,000 2,024
Michigan State Hospital Finance Authority Revenue, Series A-2, 5.50%, 11/15/56,
Continuously Callable @100 ........................................... 2,500 2,610
Michigan State Housing Development Authority Revenue
Series A-1, 5.30%, 10/1/55, Continuously Callable @100 ...................... 2,000 2,035
Series C, 5.00%, 6/1/46, Continuously Callable @100 ......................... 1,500 1,524
13,702
Minnesota (0.5%):
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, Series A,
5.00%, 11/15/47, Continuously Callable @100 .............................. 1,000 976
Minnesota Housing Finance Agency Revenue, Series L, 4.95%, 1/1/50, Continuously Callable
@100 ........................................................... 1,250 1,232
Minnesota Municipal Gas Agency Revenue, Series A, 5.00%, 9/1/35, Continuously Callable
@100 ........................................................... 2,500 2,568
4,776
Mississippi (0.1%):
Mississippi Home Corp. Revenue, Series A, 4.95%, 6/1/53, Continuously Callable @100 ... 835 823
Missouri (0.5%):
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 8/1/45, Continuously Callable @100 ............................... 1,270 1,255
4.00%, 2/15/51, Continuously Callable @100 ............................... 480 362
5.00%, 12/1/52, Continuously Callable @100 ............................... 500 503
Series A, 4.00%, 2/15/49, Continuously Callable @100 ........................ 250 215
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100 1,000 764
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/38, Continuously Callable @100 ............................... 1,000 1,011
5.00%, 10/1/49, Continuously Callable @100 ............................... 1,000 1,008
5,118
Montana (0.1%):
Montana Board of Housing Revenue, Series A, 4.88%, 12/1/54, Continuously Callable @100 250 240
Montana Facility Finance Authority Revenue, Series A, 5.50%, 2/15/55, Continuously Callable
@100 ........................................................... 335 345
585
Nebraska (0.6%):
Central Plains Energy Project Revenue
Series 1, 5.00%, 5/1/53, (Put Date 10/1/29)(f) ............................... 2,000 2,068
Series A, 5.00%, 9/1/42 .............................................. 1,000 1,013
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable
@100 ........................................................... 1,000 977
Nebraska Investment Finance Authority Revenue
Series A, 4.65%, 9/1/55, Continuously Callable @100 ......................... 1,000 916
Series E, 5.05% , 9/1/50, Continuously Callable @100 ......................... 1,000 1,003
5,977
Nevada (0.4%):
Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100 ................... 1,000 995
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously
Callable @100 ..................................................... 1,555 1,445
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable
@100 ........................................................... 1,500 1,501
3,941

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
Series A, 5.25%, 7/1/48, Continuously Callable @103 ......................... $ 1,000 $ 1,006
Series A, 5.25%, 11/1/54, Continuously Callable @100 ........................ 1,000 981
Series A, 5.00% , 6/1/55, Continuously Callable @100 ......................... 850 825
Series A, 5.00%, 8/1/56, Continuously Callable @100 ......................... 465 451
Series C, 5.25%, 7/1/54, Continuously Callable @100 ......................... 1,000 949
New Hampshire Housing Finance Authority Revenue, Series E, 4.95%, 7/1/56, Continuously
Callable @100 ..................................................... 1,775 1,730
5,942
New Jersey (1.5%):
New Jersey Economic Development Authority Revenue
5.00%, 6/15/43, Pre-refunded 12/15/28 @ 100 .............................. 370 390
5.00%, 6/15/43, Continuously Callable @100 ............................... 630 642
Series A, 4.00%, 7/1/34, Continuously Callable @100 ......................... 1,000 981
Series A, 5.00%, 6/15/47, Continuously Callable @100 ........................ 1,000 1,005
Series B, 5.00%, 6/15/43, Continuously Callable @100 ........................ 1,000 1,021
Series DDD, 5.00%, 6/15/42, Pre-refunded 6/15/27 @ 100 ..................... 2,000 2,040
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 6/1/37, Continuously Callable @100 .......................... 500 504
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously
Callable @100 ..................................................... 1,000 1,001
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/37, Continuously Callable @100 ............................... 1,000 1,021
Series A, 5.25%, 7/1/54, Continuously Callable @100 ......................... 1,000 1,038
New Jersey Housing & Mortgage Finance Agency Revenue, Series A, 4.90%, 11/1/50,
Continuously Callable @100 ........................................... 500 490
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/48, Pre-refunded 12/15/32 @ 100 .............................. 1,000 1,111
Series A, 12/15/38(i) ................................................ 1,500 875
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.),
5.25%, 11/1/52, Continuously Callable @100 ............................... 500 512
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable
@100 ........................................................... 500 477
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable
@100 ........................................................... 500 499
13,607
New York (4.1%):
Build NYC Resource Corp. Revenue
Series A, 7.00%, 4/15/53, Continuously Callable @100(g) ...................... 1,000 981
Series A, 5.50%, 12/1/56, Continuously Callable @100 ........................ 720 743
City of Cortland, GO, Series A, 6.00%, 5/14/27, Continuously Callable @100 ............ 170 170
City of New York, GO
Series A, 5.00%, 8/1/52, Continuously Callable @100 ......................... 2,500 2,509
Series B-3, 1.45%, 10/1/46, Continuously Callable @100(h) .................... 18,325 18,325
Clinton County Capital Resource Corp. Revenue, 5.00%, 7/1/46, Continuously Callable
@100(g) ......................................................... 800 808
New York City Housing Development Corp. Revenue
Series A-1, 4.80%, 11/1/55, Continuously Callable @100 ...................... 1,000 960
Series C, 4.95%, 2/1/55, Continuously Callable @100 ......................... 835 827
Series D, 5.00%, 5/1/56, Continuously Callable @100 ........................ 1,000 988
Series F-2, 5.00%, 11/1/55, Continuously Callable @100 ...................... 1,335 1,321
New York Liberty Development Corp. Revenue
5.25%, 10/1/35 .................................................... 630 697
5.50%, 10/1/37 .................................................... 1,500 1,685
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,000 936
New York State Dormitory Authority Revenue
5.50%, 10/1/54, Continuously Callable @100 ............................... 1,500 1,545
5.00%, 7/1/57, Continuously Callable @100 ............................... 1,000 709
Series A, 4.25%, 7/1/50, Continuously Callable @100 ......................... 625 542
Series A-1, 5.50%, 7/1/55, Continuously Callable @100 ....................... 500 520
St. Lawrence County Industrial Development Agency Revenue, 5.25%, 7/1/52, Continuously
Callable @100 ..................................................... 1,190 1,152

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 266, 4.70%,
10/1/52, Continuously Callable @100 .................................... $ 1,485 $ 1,434
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable
@100 ........................................................... 500 494
Triborough Bridge & Tunnel Authority Revenue, Series A, 4.50%, 12/1/56, Continuously
Callable @100 ..................................................... 1,000 953
38,299
North Carolina (0.4%):
City of Charlotte Airport Revenue, 5.25%, 7/1/56, Continuously Callable @100 .......... 1,000 1,048
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100 ............................... 1,000 1,001
Series A, 5.13%, 10/1/54, Continuously Callable @100 ........................ 1,500 1,435
3,484
North Dakota (0.5%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100 ............ 1,450 1,165
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 1,000 940
North Dakota Housing Finance Agency Revenue, Series A, 5.05%, 7/1/53, Continuously
Callable @100 ..................................................... 935 935
Williston Parks & Recreation District Revenue, Series A, 4.75%, 12/1/50, Continuously
Callable @100 ..................................................... 2,000 1,911
4,951
Ohio (1.5%):
Columbus Regional Airport Authority Revenue, Series B, 5.25%, 1/1/55, Continuously
Callable @100 ..................................................... 580 595
County of Hamilton Revenue
5.50%, 1/1/55, Continuously Callable @103 ............................... 1,000 994
Series A, 5.50%, 8/1/51, Continuously Callable @100 ......................... 1,300 1,288
Series A, 5.75%, 1/1/53, Continuously Callable @103 ......................... 500 505
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100 ................ 2,420 2,261
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.),
5.00%, 12/1/43, Continuously Callable @100 ............................... 775 795
Ohio Higher Educational Facility Commission Revenue
5.25%, 1/1/52, Continuously Callable @100 ............................... 1,000 988
4.00%, 10/1/52, Continuously Callable @100 ............................... 2,000 1,514
Series S, 4.00%, 12/1/46, Continuously Callable @100 ........................ 750 612
Ohio Housing Finance Agency Revenue
Series A, 4.80%, 9/1/56, Continuously Callable @100 ......................... 1,000 958
Series C, 5.00%, 9/1/56, Continuously Callable @100 ......................... 215 213
Port of Greater Cincinnati Development Authority Revenue, Series A, 5.00%, 12/1/55,
Continuously Callable @100 ........................................... 700 688
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100 ... 750 678
West Central Ohio Port Authority Revenue, Series A, 5.50%, 12/1/55, Continuously Callable
@100 ........................................................... 2,000 1,978
14,067
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously
Callable @100 ..................................................... 1,000 1,002
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102 .. 750 750
1,752
Oregon (0.2%):
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,000 772
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/47, Continuously Callable @103 ... 1,000 834
1,606
Pennsylvania (3.0%):
Allegheny County Hospital Development Authority Revenue, Series A, 5.00%, 4/1/47,
Continuously Callable @100 ........................................... 2,000 1,960
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100 .... 1,665 1,641
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.), 4.00%,
6/1/44, Continuously Callable @100 ..................................... 1,500 1,422
Commonwealth of Pennsylvania Certificates of Participation, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 1,009
County of Allegheny, GO, Series C-82A, 4.38%, 11/1/51, Continuously Callable @100 ..... 500 469

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103 ................. $ 500 $ 402
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100 ................... 800 594
Lehigh County General Purpose Authority Revenue, 5.25%, 2/1/54, Continuously Callable
@100 ........................................................... 1,400 1,346
Montgomery County IDA Revenue
4.00%, 10/1/46, Continuously Callable @100 ............................... 625 534
4.00%, 10/1/51, Continuously Callable @100 ............................... 825 668
Northampton County General Purpose Authority Revenue
5.00%, 8/15/43, Continuously Callable @100 ............................... 1,000 997
5.00%, 8/15/48, Continuously Callable @100 ............................... 2,500 2,453
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46,
Continuously Callable @100 ........................................... 1,575 1,281
Pennsylvania Housing Finance Agency Revenue
Series 147A, 4.73%, 4/1/53, Continuously Callable @100 ...................... 1,500 1,430
Series 148A, 4.80%, 10/1/55, Continuously Callable @100 ..................... 2,000 1,930
Series 149A, 5.20%, 4/1/53, Continuously Callable @100 ...................... 500 506
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, 5.00%, 12/1/39,
Continuously Callable @100 ........................................... 1,000 1,028
Pennsylvania Turnpike Commission Revenue, Series A-1, 5.00%, 12/1/47, Continuously
Callable @100 ..................................................... 1,000 1,003
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100 ............... 1,050 979
Reading School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/38,
Continuously Callable @100 ........................................... 1,500 1,511
The Berks County Municipal Authority Revenue
Series A1, 8.00%, 6/30/34, Continuously Callable @104 ....................... 156 160
Series A-2A, 6.00%, 6/30/34, Continuously Callable @104 ..................... 78 82
Series A3, 5.00%, 6/30/39, Continuously Callable @100 ....................... 1,050 982
Series B1, 0.00%, 6/30/44, Continuously Callable @91(k) ...................... 525 401
The School District of Philadelphia, GO
Series A, 5.00%, 9/1/38, Continuously Callable @100 ......................... 1,000 1,023
Series A, 5.50%, 9/1/51, Continuously Callable @100 ......................... 1,250 1,313
Series F, 5.00%, 9/1/37 ............................................... 1,000 1,000
28,124
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 85-A, 4.70%, 4/1/55,
Continuously Callable @100 ........................................... 2,000 1,894
South Carolina (0.4%):
South Carolina Jobs-Economic Development Authority Revenue, 5.25%, 2/1/53, Continuously
Callable @100 ..................................................... 750 768
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/55, Continuously Callable @100 ........................ 1,000 1,001
Series B, 5.25%, 12/1/54, Continuously Callable @100 ........................ 1,000 1,018
South Carolina State Housing Finance & Development Authority Revenue, Series A, 4.70%,
1/1/55, Continuously Callable @100 ..................................... 965 933
3,720
South Dakota (0.2%):
South Dakota Housing Development Authority Revenue, Series C, 5.10%, 5/1/52,
Continuously Callable @100 ........................................... 2,000 2,004
Tennessee (0.8%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously
Callable @100 ..................................................... 1,500 1,522
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue, Series A, 5.00%, 10/1/45, Continuously Callable @100 ............ 1,000 906
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, (Put Date 12/1/30)(f) ............... 2,500 2,631
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 12/1/35, Continuously Callable
@100 ........................................................... 2,400 2,490
7,549
Texas (7.2%):
Arlington Higher Education Finance Corp. Revenue, 5.00%, 2/15/51, Continuously Callable
@100 ........................................................... 2,000 2,035
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously
Callable @102 ..................................................... 1,000 1,002

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-DBE-
8159, 1.70%, 3/1/41(g)(h) ............................................. $ 5,000 $ 5,000
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 2/15/48, Continuously Callable @100 ............................... 1,000 1,004
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 1,700 1,348
City of Austin Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series B,
5.25%, 11/15/56, Continuously Callable @100 .............................. 1,000 1,024
City of Baytown, GO, 4.50%, 2/1/51, Continuously Callable @100 ................... 2,000 1,833
City of Houston Hotel Occupancy Tax & Special Revenue, Series D, 5.25%, 9/1/51,
Continuously Callable @100 ........................................... 375 381
City of Irving Revenue, 5.00%, 8/15/43, Continuously Callable @100 ................. 1,000 956
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable
@100 ........................................................... 1,000 914
Clifton Higher Education Finance Corp. Revenue
4.63%, 4/1/50, Continuously Callable @100 ............................... 1,800 1,721
4.25%, 8/15/52, Continuously Callable @100 ............................... 1,500 1,288
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.25%, 4/1/53, Continuously Callable @100 ............................... 3,250 2,910
County of Fort Bend Toll Road Revenue, 5.25%, 3/1/55, Continuously Callable @100 ..... 3,000 3,090
EP Cimarron Ventanas PFC Revenue, 4.13%, 12/1/39, Continuously Callable @100 ....... 2,000 1,881
Gulf Coast IDA Revenue, 1.45%, 11/1/41, Continuously Callable @100(h) .............. 3,800 3,800
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38,
Continuously Callable @100 ........................................... 1,000 891
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100 .... 1,000 912
Hidalgo County Regional Mobility Authority Revenue, Series B, 4.00%, 12/1/41, Continuously
Callable @100 ..................................................... 700 610
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100 ........ 350 340
Matagorda County Navigation District No. 1 Revenue, Series B-2, 4.00%, 6/1/30,
Continuously Callable @100 ........................................... 1,000 994
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100 .......... 225 228
Port of Port Arthur Navigation District Revenue
2.00%, 11/1/40, Continuously Callable @100(h) ............................. 4,500 4,500
Series A, 1.50%, 4/1/40, Continuously Callable @100(h) ...................... 7,300 7,300
Series B, 1.50%, 4/1/40, Continuously Callable @100(h) ...................... 900 900
Series C, 1.50%, 4/1/40, Continuously Callable @100(h) ...................... 1,000 1,000
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
2/15/43, Continuously Callable @100 .................................... 1,000 1,013
San Antonio Education Facilities Corp. Revenue
5.00%, 10/1/50, Continuously Callable @100 ............................... 1,250 1,183
4.00%, 4/1/54, Continuously Callable @100 ............................... 1,000 763
Tarrant County Cultural Education Facilities Finance Corp. Revenue
Series A, 0.00%, 11/15/45, Continuously Callable @100(j) ..................... 818 —(e)
Series A, 5.00%, 7/1/53, Continuously Callable @100 ......................... 2,750 2,760
Series B, 0.00%, 11/15/36, Continuously Callable @100(j) ..................... 818 —(e)
Series B, 5.00%, 11/15/46, Continuously Callable @100 ....................... 1,935 1,854
Series B, 5.00%, 7/1/48, Continuously Callable @100 ......................... 2,960 2,975
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27 .......... 1,375 1,400
Texas Municipal Gas Acquisition & Supply Corp. VI Revenue, Series A, 5.25%, 3/1/37,
Continuously Callable @100 ........................................... 935 995
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-DBE-
8158, 1.70%, 8/1/62, Continuously Callable @100(g)(h) ....................... 4,900 4,900
65,705
Utah (0.6%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously
Callable @103 ..................................................... 500 459
Utah Charter School Finance Authority Revenue
4.00%, 4/15/52, Continuously Callable @100 ............................... 3,000 2,497
4.50%, 10/15/52, Continuously Callable @100 .............................. 1,000 912
Series A, 4.75%, 10/15/56, Continuously Callable @100 ....................... 1,500 1,427
5,295

Victory Portfolios III
Victory Growth and Tax Strategy Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vermont (0.1%):
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46,
Continuously Callable @100 ........................................... $ 1,000 $ 765
Virginia (0.8%):
Salem Economic Development Authority Revenue, 6.00%, 4/1/55, Continuously Callable
@100 ........................................................... 250 257
Virginia Housing Development Authority Revenue
Series E, 4.95%, 10/1/55, Continuously Callable @100 ........................ 2,000 1,947
Series F-3, 5.05%, 7/1/55, Continuously Callable @100 ....................... 2,000 2,010
Virginia Small Business Financing Authority Revenue, Series A, 5.50%, 12/1/54, Continuously
Callable @102 ..................................................... 3,000 3,003
7,217
Washington (0.5%):
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100 ............................... 1,000 890
Series A, 5.00%, 1/1/47, Pre-refunded 1/1/27 @ 100 .......................... 1,000 1,008
Washington State Housing Finance Commission Revenue
5.00%, 1/1/38, Continuously Callable @102(g) ............................. 1,000 1,002
Series A, 5.00%, 7/1/48, Continuously Callable @103 ......................... 1,000 976
Series A, 5.25%, 7/1/51, Continuously Callable @103 ......................... 250 250
Series A-1, 3.50%, 12/20/35 ........................................... 272 259
4,385
Wisconsin (1.6%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100 ............................... 1,000 1,019
5.00%, 1/1/42, Continuously Callable @103(g) ............................. 575 514
5.50%, 12/1/44, Continuously Callable @100(g) ............................ 1,000 964
5.25%, 12/1/48, Continuously Callable @100 ............................... 500 485
4.00%, 2/1/51, Continuously Callable @100 ............................... 1,000 739
Series A, 5.25%, 3/1/47, Continuously Callable @100 ......................... 2,000 1,970
Series A, 5.25%, 10/1/48, Continuously Callable @100 ........................ 1,500 1,332
Series A, 4.00%, 7/1/51, Continuously Callable @100 ......................... 880 699
Series A, 5.75%, 7/1/53, Continuously Callable @100(g) ...................... 1,500 1,338
Series A, 5.25%, 6/15/55, Continuously Callable @100 ........................ 500 505
Series B, 5.75%, 12/1/48, Continuously Callable @100 ........................ 1,215 1,243
Series B, 5.50%, 6/15/55, Continuously Callable @100 ........................ 375 383
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 7/1/44, Continuously Callable @100 ............................... 600 601
University of Wisconsin Hospitals & Clinics Revenue, Series A, 4.25%, 4/1/52, Continuously
Callable @100 ..................................................... 500 445
Wisconsin Health & Educational Facilities Authority Revenue, 4.38%, 8/15/55, Continuously
Callable @100 ..................................................... 3,000 2,650
14,887
Wyoming (0.1%):
Wyoming Community Development Authority Revenue, Series 1, 4.88%, 12/1/53,
Continuously Callable @100 ........................................... 995 971
Total Municipal Bonds (Cost $519,892)
a
a
a
495,023
Shares
Short-Term Investments (0.0%)(c)
Collateral for Securities Loaned (0.0%):^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(l) ........ 103,234 103
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.61%(l) ............ 103,234 104
Invesco Government & Agency Portfolio, Institutional Shares, 3.67%(l) ................ 103,234 103
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.58%(l) . 103,234 103
413
Total Short-Term Investments (Cost $413)
a
a
a
413
Total Investments (Cost $658,807) — 99.7% 927,643
Other assets in excess of liabilities —  0.3% 3,058
NET ASSETS — 100.00% $ 930,701

Victory Portfolios III
Victory Growth and Tax Strategy Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1 thousand.
(f) Put Bond.
(g) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$21,389 (thousands) and amounted to 2.3% of net assets.
(h) Variable Rate Demand Notes that provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i) Zero-coupon bond.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(l) Rate disclosed is the daily yield on August 31, 2026.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
CVR
—
Contingent Value Right
GO
—
General Obligation
IDA
—
Industrial Development Authority
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statements of Assets and Liabilities
August 31, 2026
27
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Government
Securities Fund
Victory Growth
and Tax Strategy
Fund
Assets:
Investments, at value (Cost $1,280,846 and $658,807) $ 1,236,690 $ 927,643 (a)
Cash — 799
Receivables:
Dividends, interest, and securities lending income 5,807 6,292
Capital shares issued 381 130
Investments sold 5,593 —
From Adviser 16 3
Reclaims — — (b)
Prepaid expenses 60 49
Total Assets 1,248,547 934,916
Liabilities:
Payables:
Collateral received on loaned securities — 413
Distributions 74 —
Investments purchased 2,387 3,056
Capital shares redeemed 813 234
Accrued expenses and other payables:
Investment advisory fees 185 266
Administration fees 110 116
Custodian fees 8 4
Transfer agent fees 114 52
Compliance fees 1 1
Trustees' fees 1 1
12b-1 fees — 10
Other accrued expenses 51 62
Total Liabilities 3,744 4,215
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,334,113 590,674
Total accumulated earnings (loss) (89,310) 340,027
Net Assets $ 1,244,803 $ 930,701
Net Assets:
Fund Shares $ 220,475 $ 804,236
Institutional Shares 902,978 85,213
Class A — 23,929
Class C — 17,323
Class R6 121,350 —
Total $ 1,244,803 $ 930,701
Shares (unlimited number of shares authorized with no par value):
Fund Shares 25,111 25,403
Institutional Shares 102,826 2,694
Class A — 759
Class C — 555
Class R6 13,815 —
Total 141,752 29,411
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 8.78 $ 31.66
Institutional Shares 8.78 31.63
Class A — 31.54
Class C(d) — 31.22
Class R6 8.78 —
Maximum Sales Charge — Class A —% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ — $ 32.27
(a) Includes $675 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Six Months Ended August 31, 2026
28
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Government
Securities Fund
Victory Growth
and Tax Strategy
Fund
Investment Income:
Dividends $ 42 $ 2,466
Interest 26,358 10,072
Securities lending (net of fees) 6 1
Foreign tax withholding — — (a)
Total Income 26,406 12,539
Expenses:
Investment advisory fees 1,022 1,455
Administration fees — Fund Shares 168 596
Administration fees — Institutional Shares 448 42
Administration fees — Class A — 17
Administration fees — Class C — 13
Administration fees — Class R6 28 —
Sub-Administration fees 10 21
12b-1 fees — Class A — 28
12b-1 fees — Class C — 89
Custodian fees 25 21
Transfer agent fees — Fund Shares 136 168
Transfer agent fees — Institutional Shares 464 44
Transfer agent fees — Class A — 12
Transfer agent fees — Class C — 9
Transfer agent fees — Class R6 8 —
Trustees' fees 24 24
Compliance fees 5 4
Legal and audit fees 28 29
State registration and filing fees 40 39
Line of credit fees — (a) — (a)
Other expenses 45 50
Recoupment of prior expenses waived/reimbursed by Adviser — 5
Total Expenses 2,451 2,666
Less fees paid indirectly — (10)
Expenses waived/reimbursed by Adviser — (16)
Net Expenses 2,451 2,640
Net Investment Income (Loss) 23,955 9,899
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (622) (3,232)
Net realized gains (losses) from in-kind redemptions — 72,186
Net change in unrealized appreciation/depreciation on investment securities (43,910) (33,064)
Net realized/unrealized gains (losses) on investments (44,532) 35,890
Change in net assets resulting from operations $ (20,577) $ 45,789
(a) Rounds to less than $1 thousand.

29
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
9
Victory Government Securities
Fund
Victory Growth and Tax Strategy
Fund
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 23,955 $ 43,143 $ 9,899 $ 18,542
Net realized gains (losses) (622) (455) 68,954 102,048
Net change in unrealized appreciation/depreciation (43,910) 29,538 (33,064) (37,764)
Change in net assets resulting from operations (20,577) 72,226 45,789 82,826
Distributions to Shareholders:
Fund Shares (4,316) (8,580) (9,875) (15,227)
Institutional Shares (17,685) (32,609) (1,012) (1,580)
Class A — — (244) (347)
Class C — — (135) (186)
Class R6 (2,302) (2,752) — —
Change in net assets resulting from distributions to shareholders (24,303) (43,941) (11,266) (17,340)
Change in net assets resulting from capital transactions 78,814 80,289 1,692 (33,303)
Change in net assets 33,934 108,574 36,215 32,183
Net Assets:
Beginning of period 1,210,869 1,102,295 894,486 862,303
End of period $ 1,244,803 $ 1,210,869 $ 930,701 $ 894,486

30
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Government Securities
Fund
Victory Growth and Tax Strategy
Fund
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 21,707 $ 38,575 $ 23,349 $ 42,579
Distributions reinvested 4,056 8,074 9,388 14,531
Cost of shares redeemed (26,648) (50,221) (32,684) (86,255)
Total Fund Shares $ (885) $ (3,572) $ 53 $ (29,145)
Institutional Shares
Proceeds from shares issued $ 60,498 $ 84,027 $ 89,031 $ 125,332
Distributions reinvested 17,589 32,504 417 630
Cost of shares redeemed (24,118) (82,624) (88,380) (131,130)
Total Institutional Shares $ 53,969 $ 33,907 $ 1,068 $ (5,168)
Class A
Proceeds from shares issued $ — $ — $ 3,988 $ 6,800
Distributions reinvested — — 176 251
Cost of shares redeemed — — (2,190) (7,366)
Total Class A $ — $ — $ 1,974 $ (315)
Class C
Proceeds from shares issued $ — $ — $ 815 $ 3,499
Distributions reinvested — — 126 172
Cost of shares redeemed — — (2,344) (2,346)
Total Class C $ — $ — $ (1,403) $ 1,325
Class R6
Proceeds from shares issued $ 40,867 $ 68,929 $ — $ —
Distributions reinvested 2,105 2,640 — —
Cost of shares redeemed (17,242) (21,615) — —
Total Class R6 $ 25,730 $ 49,954 $ — $ —
Change in net assets resulting from capital transactions $ 78,814 $ 80,289 $ 1,692 $ (33,303)
Share Transactions:
Fund Shares
Issued 2,439 4,308 750 1,481
Reinvested 457 901 305 507
Redeemed (2,992) (5,620) (1,056) (3,013)
Total Fund Shares (96) (411) (1) (1,025)
Institutional Shares
Issued 6,784 9,363 2,836 4,251
Reinvested 1,983 3,627 14 22
Redeemed (2,708) (9,175) (2,812) (4,470)
Total Institutional Shares 6,059 3,815 38 (197)
Class A
Issued — — 128 236
Reinvested — — 6 9
Redeemed — — (72) (261)
Total Class A — — 62 (16)
Class C
Issued — — 27 124
Reinvested — — 4 6
Redeemed — — (76) (82)
Total Class C — — (45) 48
Class R6
Issued 4,584 7,688 — —
Reinvested 237 294 — —
Redeemed (1,936) (2,414) — —
Total Class R6 2,885 5,568 — —
Change in Shares 8,848 8,972 54 (1,190)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
31
See notes to financial statements.
Victory Government Securities Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $9.11 $8.89 $8.73 $8.76 $9.19 $10.03 $10.23
Investment Activities:
Net investment income (loss)(b) 0.17 0.33 0.32 0.28 0.15 0.15 0.21
Net realized and unrealized gains
(losses) (0.33) 0.23 0.16 (0.02) (0.42) (0.71) (0.15)
Total from Investment
Activities (0.16) 0.56 0.48 0.26 (0.27) (0.56) 0.06
Distributions to Shareholders from:
Net investment income (0.17) (0.34) (0.32) (0.29) (0.16) (0.17) (0.22)
Net realized gains — — — — — (0.11) (0.04)
Total Distributions (0.17) (0.34) (0.32) (0.29) (0.16) (0.28) (0.26)
Net Asset Value, End of Period $8.78 $9.11 $8.89 $8.73 $8.76 $9.19 $10.03
Total Return(c)(d) (1.73)% 6.42% 5.65% 2.96% (3.00)% (5.71)% 0.56%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.48% 0.48% 0.51% 0.53% 0.53% 0.42% 0.41%
Net Investment Income (Loss)
(e)(g) 3.80% 3.72% 3.61% 3.17% 2.20% 1.56% 2.04%
Gross Expenses(e)(f) 0.48% 0.48% 0.51% 0.53% 0.53% 0.42% 0.41%
Supplemental Data:
Net Assets at end of period
(000's) $220,475 $229,609 $227,803 $241,030 $255,105 $272,233 $327,111
Portfolio Turnover(c)(h) 9% 20% 20% 36% 27% 34% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Government Securities Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $9.11 $8.89 $8.73 $8.76 $9.20 $10.04 $10.23
Investment Activities:
Net investment income (loss)(b) 0.17 0.33 0.33 0.29 0.15 0.16 0.22
Net realized and unrealized gains
(losses) (0.32) 0.24 0.16 (0.02) (0.43) (0.71) (0.14)
Total from Investment
Activities (0.15) 0.57 0.49 0.27 (0.28) (0.55) 0.08
Distributions to Shareholders from:
Net investment income (0.18) (0.35) (0.33) (0.30) (0.16) (0.18) (0.23)
Net realized gains — — — — — (0.11) (0.04)
Total Distributions (0.18) (0.35) (0.33) (0.30) (0.16) (0.29) (0.27)
Net Asset Value, End of Period $8.78 $9.11 $8.89 $8.73 $8.76 $9.20 $10.04
Total Return(c)(d) (1.69)% 6.51% 5.76% 3.08% (3.03)% (5.64)% 0.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.39% 0.40% 0.41% 0.42% 0.42% 0.35% 0.32%
Net Investment Income (Loss)
(e)(g) 3.89% 3.81% 3.71% 3.29% 2.31% 1.61% 2.12%
Gross Expenses(e)(f) 0.39% 0.40% 0.41% 0.42% 0.42% 0.35% 0.32%
Supplemental Data:
Net Assets at end of period
(000's) $902,978 $881,649 $826,782 $754,424 $691,136 $771,104 $545,930
Portfolio Turnover(c)(h) 9% 20% 20% 36% 27% 34% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Government Securities Fund
Class R6
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $9.11 $8.90 $8.73 $8.76 $9.20 $10.01 $10.22
Investment Activities:
Net investment income (loss)(b) 0.18 0.34 0.33 0.30 0.17 0.16 0.23
Net realized and unrealized gains
(losses) (0.33) 0.23 0.18 (0.03) (0.44) (0.67) (0.15)
Total from Investment
Activities (0.15) 0.57 0.51 0.27 (0.27) (0.51) 0.08
Distributions to Shareholders from:
Net investment income (0.18) (0.36) (0.34) (0.30) (0.17) (0.19) (0.25)
Net realized gains — — — — — (0.11) (0.04)
Total Distributions (0.18) (0.36) (0.34) (0.30) (0.17) (0.30) (0.29)
Net Asset Value, End of Period $8.78 $9.11 $8.90 $8.73 $8.76 $9.20 $10.01
Total Return(c)(d) (1.61)% 6.50% 5.93% 3.14% (2.96)% (5.26)% 0.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.25% 0.28% 0.37%(g) 0.37%(g) 0.34%(g) 0.26%(g) 0.31%
Net Investment Income (Loss)
(e)(h) 4.03% 3.93% 3.78% 3.49% 2.55% 1.65% 2.30%
Gross Expenses(e)(f) 0.25% 0.28% 0.37% 0.44% 1.81% 3.55% 0.46%
Supplemental Data:
Net Assets at end of period
(000's) $121,350 $99,611 $47,710 $17,551 $4,016 $531 $167
Portfolio Turnover(c)(i) 9% 20% 20% 36% 27% 34% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio for the year ended May 31, 2022, nine months ended February
28, 2023, year ended February 29, 2024, and year ended February 28, 2025, would have been 0.22%, 0.15%, less than 0.01% higher and less than 0.01%
higher, respectively.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $30.48 $28.24 $26.01 $22.61 $23.66 $25.25 $20.96
Investment Activities:
Net investment income (loss)(b) 0.34 0.63 0.56 0.55 0.38 0.42 0.43
Net realized and unrealized gains
(losses) 1.23 2.20 2.30 3.38 (1.15) (1.60) 4.29
Total from Investment
Activities 1.57 2.83 2.86 3.93 (0.77) (1.18) 4.72
Distributions to Shareholders from:
Net investment income (0.39) (0.59) (0.63) (0.53) (0.28) (0.41) (0.43)
Total Distributions (0.39) (0.59) (0.63) (0.53) (0.28) (0.41) (0.43)
Net Asset Value, End of Period $31.66 $30.48 $28.24 $26.01 $22.61 $23.66 $25.25
Total Return(c)(d) 5.19% 10.17% 11.15% 17.68% (3.24)% (4.80)% 22.79%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.54%(g) 0.52%(g) 0.50%(g) 0.51%(g) 0.54% 0.58% 0.59%
Net Investment Income (Loss)
(e)(h) 2.18% 2.19% 2.06% 2.31% 2.26% 1.64% 1.86%
Gross Expenses(e)(f) 0.54%(g) 0.52%(g) 0.50%(g) 0.51%(g) 0.54% 0.58% 0.59%
Supplemental Data:
Net Assets at end of period
(000's) $804,236 $774,394 $746,342 $685,562 $620,529 $694,234 $701,841
Portfolio Turnover(c)(i) 6%(j) 16%(j) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Excludes impact of in-kind transactions.

35
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $30.45 $28.21 $25.98 $22.59 $23.65 $25.24 $21.05
Investment Activities:
Net investment income (loss)(c) 0.34 0.62 0.55 0.54 0.38 0.42 0.40
Net realized and unrealized gains
(losses) 1.22 2.20 2.30 3.38 (1.16) (1.60) 4.12
Total from Investment
Activities 1.56 2.82 2.85 3.92 (0.78) (1.18) 4.52
Distributions to Shareholders from:
Net investment income (0.38) (0.58) (0.62) (0.53) (0.28) (0.41) (0.33)
Total Distributions (0.38) (0.58) (0.62) (0.53) (0.28) (0.41) (0.33)
Net Asset Value, End of Period $31.63 $30.45 $28.21 $25.98 $22.59 $23.65 $25.24
Total Return(d)(e) 5.17% 10.14% 11.12% 17.63% (3.28)% (4.79)% 21.62%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.59%(i) 0.56%(i) 0.54%(i) 0.54%(i) 0.55% 0.57% 0.56%
Net Investment Income (Loss)
(f)(j) 2.15% 2.16% 2.03% 2.28% 2.25% 1.65% 1.80%
Gross Expenses(f)(h) 0.59%(i) 0.56%(i) 0.55%(i) 0.54%(i) 0.57% 0.57% 0.59%
Supplemental Data:
Net Assets at end of period
(000's) $85,213 $80,874 $80,501 $79,867 $52,018 $64,446 $55,541
Portfolio Turnover(d)(k) 6%(l) 16%(l) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Excludes impact of in-kind transactions.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class A
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $30.37 $28.14 $25.92 $22.54 $23.59 $25.22 $21.05
Investment Activities:
Net investment income (loss)(c) 0.29 0.54 0.47 0.47 0.33 0.36 0.31
Net realized and unrealized gains
(losses) 1.22 2.20 2.30 3.37 (1.16) (1.62) 4.16
Total from Investment
Activities 1.51 2.74 2.77 3.84 (0.83) (1.26) 4.47
Distributions to Shareholders from:
Net investment income (0.34) (0.51) (0.55) (0.46) (0.22) (0.37) (0.30)
Total Distributions (0.34) (0.51) (0.55) (0.46) (0.22) (0.37) (0.30)
Net Asset Value, End of Period $31.54 $30.37 $28.14 $25.92 $22.54 $23.59 $25.22
Total Return(d)(e) 5.02% 9.85% 10.80% 17.29% (3.50)% (5.10)% 21.35%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.85%(i) 0.83%(i) 0.83%(i) 0.83%(i) 0.85% 0.86% 0.86%
Net Investment Income (Loss)
(f)(j) 1.87% 1.88% 1.74% 1.98% 1.97% 1.42% 1.38%
Gross Expenses(f)(h) 0.93%(i) 0.90%(i) 0.91%(i) 0.93%(i) 1.06% 1.03% 13.45%
Supplemental Data:
Net Assets at end of period
(000's) $23,929 $21,168 $20,063 $20,154 $11,836 $9,754 $525
Portfolio Turnover(d)(k) 6%(l) 16%(l) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Excludes impact of in-kind transactions.

37
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class C
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $30.07 $27.89 $25.70 $22.40 $23.46 $25.12 $21.05
Investment Activities:
Net investment income (loss)(c) 0.18 0.32 0.27 0.29 0.20 0.17 0.16
Net realized and unrealized gains
(losses) 1.20 2.18 2.28 3.33 (1.14) (1.60) 4.13
Total from Investment
Activities 1.38 2.50 2.55 3.62 (0.94) (1.43) 4.29
Distributions to Shareholders from:
Net investment income (0.23) (0.32) (0.36) (0.32) (0.12) (0.23) (0.22)
Total Distributions (0.23) (0.32) (0.36) (0.32) (0.12) (0.23) (0.22)
Net Asset Value, End of Period $31.22 $30.07 $27.89 $25.70 $22.40 $23.46 $25.12
Total Return(d)(e) 4.65% 9.00% 10.00% 16.36% (3.99)% (5.78)% 20.47%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 1.57%(i) 1.57%(i) 1.58%(i) 1.58%(i) 1.59% 1.61% 1.60%
Net Investment Income (Loss)
(f)(j) 1.16% 1.14% 0.99% 1.24% 1.21% 0.66% 0.70%
Gross Expenses(f)(h) 1.66%(i) 1.65%(i) 1.72%(i) 1.76%(i) 1.89% 1.67% 5.63%
Supplemental Data:
Net Assets at end of period
(000's) $17,323 $18,050 $15,397 $12,210 $5,619 $5,543 $1,221
Portfolio Turnover(d)(k) 6%(l) 16%(l) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Excludes impact of in-kind transactions.

Notes to Financial Statements
August 31, 2026
Victory Portfolios III
38
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following two funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, or otherwise at the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Repurchase agreements are valued at cost, which approximates market value.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Government Securities Fund Government Securities Fund Fund Shares, Institutional Shares,
and Class R6
Victory Growth and Tax Strategy Fund Growth and Tax Strategy Fund Fund Shares, Institutional Shares,
Class A, and Class C

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
39
(Unaudited)
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of August 31, 2026, there were no significant transfers into or out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Repurchase Agreements:
The Funds may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Funds, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Funds through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Funds may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At August
31, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio  Investments.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior securities and subject to Rule 18f-4. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflect the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-
Level 1 Level 2 Level 3 Total
Government Securities Fund
Asset-Backed Securities ......................................... $ — $ 16,327 $ — $ 16,327
Collateralized Mortgage Obligations ................................ — 206,283 — 206,283
Corporate Bonds .............................................. — 22,062 — 22,062
Municipal Bonds .............................................. — 8,115 — 8,115
U.S. Government Agency Mortgages ................................ — 611,590 — 611,590
U.S. Treasury Obligations ........................................ — 363,605 — 363,605
Short-Term Investments ......................................... 1,708 7,000 — 8,708
Total ....................................................... $ 1,708 $ 1,234,982 $ — $ 1,236,690
Growth and Tax Strategy Fund
Common Stocks ............................................... 432,206 — — 432,206
Rights ...................................................... — — 1 1
Municipal Bonds .............................................. — 495,023 — 495,023
Short-Term Investments ......................................... 413 — — 413
Total ....................................................... $ 432,619 $ 495,023 $ 1 $ 927,643

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
40
(Unaudited)
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans with collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’
Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral, and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand, and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
41
(Unaudited)
The following table is a summary of the Funds’ securities lending transactions as of August 31, 2026 (amounts in thousands):
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28.
For the six months ended August 31, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition and purchases and sales associated with in-
kind transactions) for the six months ended August 31, 2026, were as follows (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated fund-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Growth and Tax Strategy Fund ....................................... $ 675 $ 326 $ 413
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Government Securities Fund ........................................ $ 5,533 $ 4,033 $ 175,345 $ 105,909
Growth and Tax Strategy Fund ...................................... 139,400 53,345 — —
Associated with In-Kind Transactions
Purchases Sales
Growth and Tax Strategy Fund ............................................................ $ — $ 80,502

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
42
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended August 31, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.
* The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper
Large-Cap Core Funds Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Government Securities Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Base Rate
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.125%
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Comparative Index
Government Securities Fund ............................................. Lipper Intermediate U.S. Government Funds
Growth and Tax Strategy Fund ........................................... Lipper Composite
*
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
43
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended August 31, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.
* The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper
Large-Cap Core Funds Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Government Securities Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Base Rate
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.125%
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Comparative Index
Government Securities Fund ............................................. Lipper Intermediate U.S. Government Funds
Growth and Tax Strategy Fund ........................................... Lipper Composite
*
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
For the six months ended August 31, 2026, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2026, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and the implementation of new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2026, are reflected on the
Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Funds. VCTA provides transfer agent services to the Funds based on an annual charge per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Annual charges for the period ended August 31, 2026, per shareholder account were as follows:
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Fund Shares
Institutional
Shares Class A Class C Class R6
Government Securities Fund ................................... $ 53 187 N/A N/A 12
as annual % rate .......................................... 0.05% 0.04% N/A N/A 0.02%
Growth and Tax Strategy Fund ................................. $ 72 8 (1) (4) N/A
as annual % rate .......................................... 0.02% 0.02% (0.01)% (0.04)% N/A
Annual Charge
Fund Shares Institutional Shares Class A Class C Class R6
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A 0.05%
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% 0.15% N/A
Fund Shares
Government Securities Fund .................................................................................. $25.50
Growth and Tax Strategy Fund ................................................................................ $23.00
Institutional
Shares Class A Class C Class R6
Government Securities Fund ................................................ 0.10% N/A N/A 0.01%
Growth and Tax Strategy Fund .............................................. 0.10% 0.10% 0.10% N/A

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
44
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A and Class C. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2026, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
 (a) Rounds to less than $1 thousand.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of August 31, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
For the six months ended August 31, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
l
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
Class A Class C
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
Growth and Tax Strategy Fund ........................................................................... $ —(a)
In effect until June 30, 2027
Fund Shares Institutional Shares Class A Class C Class R6
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.39% N/A N/A 0.35%
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . 0.61% 0.57% 0.86% 1.61% N/A
Amount
Growth and Tax Strategy Fund ........................................................................... $ 5
February 28,
2027
February 28,
2028
February 28,
2029
February 28,
2030 Total
Growth and Tax Strategy Fund ............................... $ 18 $ 36 $ 25 $ 16 $ 95

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
45
(Unaudited)
6. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Credit Risk — The fixed-income securities held in the Fund(s) portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk — The Fund(s) are subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise.
The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater its sensitivity is to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises, and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Liquidity Risk — Market developments and other factors, including changes in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-
income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance. In addition, significant securities market disruptions, including economic, financial and public health crises, may lead to dislocation in the market for a variety of fixed-income securities
(including municipal obligations), which can decrease liquidity and sharply reduce returns. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Fund.
Prepayment and Extension Risk — Mortgage-backed securities make regularly scheduled payments of principal along with interest payments.
In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
46
(Unaudited)
refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended August 31, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended August 31, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
Amount
Outstanding at
August 31, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Government Securities Fund ................................. $ — $ 2,800 4.76% $ 4,800
Declared Paid
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
47
(Unaudited)
As of the tax year ended February 28, 2026, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Short-Term
Amount
Long-Term
Amount Total
Government Securities Fund .............................................. $ (10,689) $ (31,647) $ (42,336)
Growth and Tax Strategy Fund ............................................ (2,201) — (2,201)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-GovtGTS-1026

August 31, 2026
Semi-Annual: Full Financials
Victory Cornerstone Aggressive Fund
Victory Cornerstone Conservative Fund
Victory Cornerstone Equity Fund
Victory Cornerstone Moderate Fund
Victory Cornerstone Moderately Aggressive Fund
Victory Cornerstone Moderately Conservative Fund

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Cornerstone Aggressive Fund
2
Victory Cornerstone Conservative Fund
10
Victory Cornerstone Equity Fund
11
Victory Cornerstone Moderate Fund
12
Victory Cornerstone Moderately Aggressive Fund
16
Victory Cornerstone Moderately Conservative Fund
24
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
27
Statements of Operations
29
Statements of Changes in Net Assets
31
Financial Highlights
33
Notes to Financial Statements (Form N-CSR Item 7) 39

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Cornerstone Aggressive Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (34.0%)
Communication Services (3.2%):
Alphabet, Inc., Class A ................................................... 29,281 $ 9,937
Alphabet, Inc., Class C ................................................... 2,264 759
Anterix, Inc.(a) ........................................................ 371 34
Bandwidth, Inc., Class A(a) ................................................ 617 30
CarGurus, Inc., Class A(a) ................................................ 1,656 59
Comcast Corp., Class A .................................................. 51,782 1,378
Gray Media, Inc. ....................................................... 5,697 28
IDT Corp., Class B ...................................................... 1,248 85
Meta Platforms, Inc., Class A .............................................. 474 271
Millicom International Cellular SA .......................................... 7,930 744
Nexxen International Ltd.(a) ............................................... 5,151 50
Playtika Holding Corp. ................................................... 10,410 24
The New York Times Co., Class A ........................................... 5,457 367
Verizon Communications, Inc. .............................................. 29,081 1,455
Yelp, Inc., Class A(a) .................................................... 4,395 98
Ziff Davis, Inc.(a) ....................................................... 1,849 102
15,421
Consumer Discretionary (2.6%):
Abercrombie & Fitch Co.(a) ............................................... 313 45
Academy Sports & Outdoors, Inc. ........................................... 1,808 78
Amazon.com, Inc.(a) .................................................... 12,913 3,354
American Eagle Outfitters, Inc. ............................................. 5,785 96
Aptiv PLC(a) .......................................................... 4,244 190
BJ's Restaurants, Inc.(a) .................................................. 277 18
Booking Holdings, Inc. ................................................... 3,596 716
BorgWarner, Inc. ....................................................... 9,361 601
Brinker International, Inc.(a) ............................................... 522 119
Cricut, Inc., Class A ..................................................... 8,178 48
Envela Corp.(a) ........................................................ 1,245 17
Expedia Group, Inc. ..................................................... 2,793 886
Frontdoor, Inc.(a) ....................................................... 1,611 130
Garrett Motion, Inc. ..................................................... 5,203 140
General Motors Co. ..................................................... 12,405 1,071
G-III Apparel Group Ltd. ................................................. 2,695 88
Group 1 Automotive, Inc. ................................................. 113 30
Hamilton Beach Brands Holding Co., Class A ................................... 1,289 41
Installed Building Products, Inc. ............................................ 543 132
KB Home ............................................................ 1,400 75
Kohl's Corp. .......................................................... 4,712 84
Kontoor Brands, Inc. .................................................... 773 58
Las Vegas Sands Corp. ................................................... 13,475 590
Lincoln Educational Services Corp.(a) ........................................ 689 17
Lowe's Cos., Inc. ....................................................... 306 63
Monarch Casino & Resort, Inc. ............................................. 830 100
Phinia, Inc. ........................................................... 1,640 112
Ralph Lauren Corp., Class A ............................................... 2,184 758
Ross Stores, Inc. ....................................................... 1,412 323
Signet Jewelers Ltd. ..................................................... 1,599 132
Tapestry, Inc. .......................................................... 5,375 663
The Buckle, Inc. ........................................................ 2,191 93
The TJX Cos., Inc. ...................................................... 5,208 697
Toll Brothers, Inc. ...................................................... 1,668 239
Ulta Beauty, Inc.(a) ..................................................... 803 431
Versigent PLC(a) ....................................................... 1,510 72
Victoria's Secret & Co.(a) ................................................. 449 38
Winmark Corp. ........................................................ 214 71
Winnebago Industries, Inc. ................................................ 1,493 45
12,461
Consumer Staples (1.4%):
Altria Group, Inc. ....................................................... 17,559 1,203

Victory Portfolios III
Victory Cornerstone Aggressive Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
BellRing Brands, Inc.(a) .................................................. 2,075 $ 22
Cal-Maine Foods, Inc. ................................................... 240 19
Coca-Cola Consolidated, Inc. .............................................. 3,937 770
Dole PLC ............................................................ 6,966 97
Dollar General Corp. .................................................... 7,424 941
Edgewell Personal Care Co. ............................................... 3,328 96
Interparfums, Inc. ....................................................... 586 69
Monster Beverage Corp.(a) ................................................ 18,256 838
Oil-Dri Corp. of America ................................................. 191 17
Philip Morris International, Inc. ............................................. 2,431 455
PriceSmart, Inc. ........................................................ 99 17
Sprouts Farmers Market, Inc.(a) ............................................ 282 23
Sysco Corp. ........................................................... 7,960 645
Target Corp. .......................................................... 7,324 1,178
The Andersons, Inc. ..................................................... 743 48
The Chefs' Warehouse, Inc.(a) .............................................. 204 23
The Kroger Co. ........................................................ 2,400 138
The Vita Coco Co., Inc.(a) ................................................ 1,055 62
U.S. Foods Holding Corp.(a) ............................................... 1,791 188
6,849
Energy (1.1%):
Ardmore Shipping Corp. .................................................. 4,663 81
Cactus, Inc., Class A ..................................................... 1,561 110
Core Natural Resources, Inc. ............................................... 460 47
EOG Resources, Inc. .................................................... 9,190 1,332
Halliburton Co. ........................................................ 17,703 652
Magnolia Oil & Gas Corp., Class A .......................................... 3,145 84
Marathon Petroleum Corp. ................................................ 3,768 1,407
Matador Resources Co. ................................................... 1,086 63
Murphy Oil Corp. ...................................................... 2,186 80
National Energy Services Reunited Corp.(a) .................................... 523 18
Ranger Energy Services, Inc., Class A ........................................ 4,962 83
Scorpio Tankers, Inc. .................................................... 1,737 137
SM Energy Co. ........................................................ 3,704 138
TechnipFMC PLC ...................................................... 4,519 353
Teekay Corp. Ltd. ...................................................... 2,848 38
Teekay Tankers Ltd., Class A ............................................... 1,528 137
Tidewater, Inc.(a) ....................................................... 1,117 104
Valero Energy Corp. ..................................................... 1,664 597
5,461
Financials (4.5%):
Acadian Asset Management, Inc. ............................................ 2,057 194
Affiliated Managers Group, Inc. ............................................ 850 313
Amalgamated Financial Corp. .............................................. 3,625 174
Ameriprise Financial, Inc. ................................................. 2,684 1,485
Apollo Commercial Real Estate Finance, Inc. ................................... 2,571 18
Artisan Partners Asset Management, Inc., Class A ................................ 2,838 121
Atlanticus Holdings Corp.(a) ............................................... 1,021 92
Axis Capital Holdings Ltd. ................................................ 752 74
BancFirst Corp. ........................................................ 751 82
Bank of America Corp. ................................................... 14,134 875
Bread Financial Holdings, Inc. ............................................. 1,657 173
Cathay General Bancorp .................................................. 2,068 127
Chemung Financial Corp. ................................................. 212 17
Cincinnati Financial Corp. ................................................ 3,570 607
Coastal Financial Corp.(a) ................................................ 1,149 54
CoastalSouth Bancshares, Inc. .............................................. 636 17
Cohen & Steers, Inc. .................................................... 1,008 81
Enova International, Inc.(a) ................................................ 865 196
Essent Group Ltd. ...................................................... 1,895 128
First Bancorp Puerto Rico ................................................. 6,593 184
First Financial Bancorp ................................................... 2,377 78

Victory Portfolios III
Victory Cornerstone Aggressive Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Franklin BSP Realty Trust, Inc. ............................................. 2,961 $ 25
Hamilton Insurance Group Ltd., Class B ...................................... 3,869 136
Hancock Whitney Corp. .................................................. 455 34
Interactive Brokers Group, Inc., Class A ....................................... 9,423 917
International Bancshares Corp. ............................................. 1,982 139
Jackson Financial, Inc., Class A ............................................. 1,130 151
JPMorgan Chase & Co. .................................................. 8,394 2,988
Ladder Capital Corp., Class A .............................................. 3,254 32
Live Oak Bancshares, Inc. ................................................ 1,415 56
MFA Financial, Inc. ..................................................... 2,413 21
Northeast Community Bancorp, Inc. ......................................... 1,163 31
NU Holdings Ltd., Class A(a) .............................................. 9,013 131
OFG Bancorp ......................................................... 3,006 156
Old Second Bancorp, Inc. ................................................. 5,057 127
Orange County Bancorp, Inc. .............................................. 557 21
Parke Bancorp, Inc. ..................................................... 546 18
PayPal Holdings, Inc. .................................................... 21,439 1,129
PJT Partners, Inc., Class A ................................................ 781 141
Popular, Inc. .......................................................... 4,749 799
QCR Holdings, Inc. ..................................................... 950 95
Skyward Specialty Insurance Group, Inc.(a) .................................... 2,880 165
Synchrony Financial ..................................................... 14,359 1,107
The Allstate Corp. ...................................................... 6,701 1,728
The Bancorp, Inc.(a) ..................................................... 1,841 120
The Bank of NT Butterfield & Son Ltd. ....................................... 2,222 131
The Charles Schwab Corp. ................................................ 9,263 1,017
The Goldman Sachs Group, Inc. ............................................ 1,556 1,596
The PNC Financial Services Group, Inc. ...................................... 5,441 1,304
The Progressive Corp. ................................................... 4,917 1,072
The Travelers Cos., Inc. .................................................. 2,851 1,043
U.S. Bancorp .......................................................... 3,353 206
Universal Insurance Holdings, Inc. .......................................... 3,600 155
W.R. Berkley Corp. ..................................................... 678 46
World Acceptance Corp.(a) ................................................ 242 44
21,971
Health Care (3.9%):
AbbVie, Inc. .......................................................... 7,231 1,854
AdaptHealth Corp., Class A(a) ............................................. 6,351 36
Alkermes PLC(a) ....................................................... 712 33
Amphastar Pharmaceuticals, Inc.(a) .......................................... 2,561 58
AnaptysBio, Inc.(a) ..................................................... 634 36
Annexon, Inc.(a) ....................................................... 3,561 18
Arcus Biosciences, Inc.(a) ................................................. 723 21
Arcutis Biotherapeutics, Inc.(a) ............................................. 1,976 47
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 982 81
Bicara Therapeutics, Inc.(a) ............................................... 713 17
BrightSpring Health Services, Inc.(a) ......................................... 680 40
Bristol-Myers Squibb Co. ................................................. 16,736 1,118
Cardinal Health, Inc. .................................................... 4,384 1,029
CareDx, Inc.(a) ........................................................ 602 30
Celcuity, Inc.(a) ........................................................ 425 38
Celldex Therapeutics, Inc.(a) ............................................... 778 31
Cencora, Inc. .......................................................... 2,629 851
CG O ncology, Inc.(a) .................................................... 360 27
Cogent Biosciences, Inc.(a) ................................................ 1,739 61
CorVel Corp.(a) ........................................................ 881 61
CVS Health Corp. ...................................................... 10,999 1,033
Cytokinetics, Inc.(a) ..................................................... 639 45
Dianthus Therapeutics, Inc.(a) .............................................. 465 49
Dyne Therapeutics, Inc.(a) ................................................ 704 18
Electromed, Inc.(a) ...................................................... 530 15
Erasca, Inc.(a) ......................................................... 2,123 38
Exelixis, Inc.(a) ........................................................ 11,381 622

Victory Portfolios III
Victory Cornerstone Aggressive Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Gilead Sciences, Inc. .................................................... 3,266 $ 478
Harmony Biosciences Holdings, Inc.(a) ....................................... 3,839 151
Hinge Health, Inc., Class A(a) .............................................. 217 20
Immunome, Inc.(a) ...................................................... 1,436 39
Immunovant, Inc.(a) ..................................................... 599 24
Inhibrx Biosciences, Inc.(a) ................................................ 403 51
Innovage Holding Corp.(a) ................................................ 2,329 25
Innoviva, Inc.(a) ....................................................... 4,344 90
iRadimed Corp. ........................................................ 935 81
Ironwood Pharmaceuticals, Inc., Class A(a) .................................... 6,158 26
Johnson & Johnson ..................................................... 8,128 2,161
Kiniksa Pharmaceuticals International PLC, Class A(a) ............................ 218 17
Kodiak Sciences, Inc.(a) .................................................. 739 28
Krystal Biotech, Inc.(a) ................................................... 146 52
Kymera Therapeutics, Inc.(a) .............................................. 571 68
LifeStance Health Group, Inc.(a) ............................................ 2,214 27
Liquidia Corp.(a) ....................................................... 620 42
Madrigal Pharmaceuticals, Inc.(a) ........................................... 124 67
McKesson Corp. ....................................................... 1,261 1,116
Merck & Co., Inc. ...................................................... 11,549 1,706
Mineralys Therapeutics, Inc.(a) ............................................. 1,026 26
Mirum Pharmaceuticals, Inc.(a) ............................................. 334 33
Monte Rosa Therapeutics, Inc.(a) ........................................... 1,799 25
National HealthCare Corp. ................................................ 112 24
Niagen Bioscience, Inc.(a) ................................................ 12,086 38
Nurix Therapeutics, Inc.(a) ................................................ 1,266 33
Option Care Health, Inc.(a) ................................................ 2,719 64
Oruka Therapeutics, Inc.(a) ................................................ 550 51
Pacira BioSciences, Inc.(a) ................................................ 3,706 96
PACS Group, Inc.(a) ..................................................... 1,085 46
Pediatrix Medical Group, Inc.(a) ............................................ 3,077 81
Praxis Precision Medicines, Inc.(a) .......................................... 191 67
Precigen, Inc.(a) ........................................................ 5,525 38
Progyny, Inc.(a) ........................................................ 4,241 109
Protagonist Therapeutics, Inc.(a) ............................................ 400 59
PTC Therapeutics, Inc.(a) ................................................. 314 22
Relay Therapeutics, Inc.(a) ................................................ 2,655 49
Royalty Pharma PLC, Class A .............................................. 14,731 905
SIGA Technologies, Inc.(b) ................................................ 9,997 31
Spyre Therapeutics, Inc.(a) ................................................ 701 63
Stoke Therapeutics, Inc.(a) ................................................ 1,186 37
Syndax Pharmaceuticals, Inc.(a) ............................................ 1,127 22
Tango Therapeutics, Inc.(a) ................................................ 1,755 40
Taysha Gene Therapies, Inc.(a) ............................................. 6,613 38
Tenet Healthcare Corp.(a) ................................................. 3,450 917
The Cigna Group ....................................................... 3,478 960
The Pennant Group, Inc.(a) ................................................ 466 17
Travere Therapeutics, Inc.(a) ............................................... 923 61
Twist Bioscience Corp.(a) ................................................. 462 64
Tyra Biosciences, Inc.(a) .................................................. 1,107 28
UnitedHealth Group, Inc. ................................................. 2,369 923
Universal Health Services, Inc., Class B ....................................... 1,180 201
UroGen Pharma Ltd.(a) .................................................. 398 17
Vaxcyte, Inc.(a) ........................................................ 287 17
Vera Therapeutics, Inc., Class A(a) .......................................... 568 19
Veracyte, Inc.(a) ........................................................ 398 17
Xencor, Inc.(a) ......................................................... 614 17
18,831
Industrials (3.2%):
AAR Corp.(a) ......................................................... 184 24
ACCO Brands Corp. .................................................... 19,501 83
Allison Transmission Holdings, Inc. ......................................... 2,103 264
Apogee Enterprises, Inc. .................................................. 1,634 64

Victory Portfolios III
Victory Cornerstone Aggressive Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Applied Industrial Technologies, Inc. ......................................... 162 $ 52
Argan, Inc. ........................................................... 271 115
Astronics Corp.(a) ...................................................... 435 32
Automatic Data Processing, Inc. ............................................ 1,098 314
Blue Bird Corp.(a) ...................................................... 550 32
Boise Cascade Co. ...................................................... 617 48
Caterpillar, Inc. ........................................................ 1,697 1,353
Columbus McKinnon Corp. ............................................... 3,395 60
Comfort Systems USA, Inc. ............................................... 578 893
Costamare, Inc. ........................................................ 1,350 21
Cummins, Inc. ......................................................... 1,696 957
Delta Air Lines, Inc. ..................................................... 11,686 912
Deluxe Corp. .......................................................... 5,239 121
DNOW, Inc.(a) ........................................................ 4,136 66
Ducommun, Inc.(a) ..................................................... 135 23
EMCOR Group, Inc. .................................................... 1,228 902
Exponent, Inc. ......................................................... 1,130 80
FedEx Corp. .......................................................... 1,373 450
GE Vernova, Inc. ....................................................... 1,212 1,089
Gibraltar Industries, Inc.(a) ................................................ 2,151 97
Griffon Corp. .......................................................... 1,176 115
Huron Consulting Group, Inc.(a) ............................................ 578 92
Illinois Tool Works, Inc. .................................................. 2,205 607
Kforce, Inc. ........................................................... 2,251 130
Korn Ferry ........................................................... 1,583 135
Legalzoom.com, Inc.(a) .................................................. 11,987 75
Leidos Holdings, Inc. .................................................... 5,283 741
Liquidity Services, Inc.(a) ................................................. 3,086 129
Lockheed Martin Corp. ................................................... 2,035 1,142
Masterbrand, Inc.(a) ..................................................... 4,880 40
Matson, Inc. .......................................................... 274 62
Maximus, Inc. ......................................................... 1,777 103
Moog, Inc., Class A ..................................................... 79 29
Mueller Industries, Inc. ................................................... 12,616 787
NWPX Infrastructure, Inc.(a) .............................................. 308 34
Parker-Hannifin Corp. ................................................... 585 573
Powell Industries, Inc. ................................................... 451 81
Power Solutions International, Inc.(a) ........................................ 1,805 66
Resideo Technologies, Inc.(a) .............................................. 1,120 22
Terex Corp. ........................................................... 1,474 94
TriNet Group, Inc. ...................................................... 1,842 129
Uber Technologies, Inc.(a) ................................................ 9,171 694
United Airlines Holdings, Inc.(a) ............................................ 8,364 903
Upwork, Inc.(a) ........................................................ 6,945 63
Vertiv Holdings Co., Class A ............................................... 2,834 733
Vestis Corp.(a) ......................................................... 1,992 25
Wabash National Corp. ................................................... 2,513 34
15,690
Information Technology (12.1%):
A10 Networks, Inc. ..................................................... 4,143 105
ACM Research, Inc., Class A(a) ............................................ 427 31
Adeia, Inc. ............................................................ 2,507 63
Adobe, Inc.(a) ......................................................... 6,476 1,896
Aehr Test Systems(a) .................................................... 397 31
Amphenol Corp., Class A ................................................. 7,628 1,209
Apple, Inc. ........................................................... 39,125 12,397
Applied Materials, Inc. ................................................... 2,578 1,182
Arista Networks, Inc.(a) .................................................. 6,089 1,192
Belden, Inc. ........................................................... 588 67
Benchmark Electronics, Inc. ............................................... 1,414 99
Box, Inc., Class A(a) .................................................... 3,768 135
Broadcom, Inc. ........................................................ 12,116 4,487
Cisco Systems, Inc. ..................................................... 15,255 1,686

Victory Portfolios III
Victory Cornerstone Aggressive Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Clear Secure, Inc., Class A ................................................ 1,732 $ 76
Cognizant Technology Solutions Corp., Class A ................................. 11,686 755
Commvault Systems, Inc.(a) ............................................... 545 75
Consensus Cloud Solutions, Inc.(a) .......................................... 2,414 92
CPI Card Group, Inc.(a) .................................................. 605 18
Dell Technologies, Inc., Class C ............................................ 1,401 639
Dropbox, Inc., Class A(a) ................................................. 20,866 734
Everforth, Inc.(a) ....................................................... 1,623 53
Extreme Networks, Inc.(a) ................................................ 4,455 100
Flex Ltd.(a) ........................................................... 6,432 703
Fortinet, Inc.(a) ........................................................ 4,800 820
GoDaddy, Inc., Class A(a) ................................................. 491 48
Ichor Holdings Ltd.(a) ................................................... 681 36
Insight Enterprises, Inc.(a) ................................................ 966 152
InterDigital, Inc. ....................................................... 216 72
Jabil, Inc. ............................................................ 2,809 857
KLA Corp. ........................................................... 6,760 1,186
Knowles Corp.(a) ....................................................... 3,064 105
Kulicke & Soffa Industries, Inc. ............................................. 504 40
Lam Research Corp. ..................................................... 5,237 1,579
Micron Technology, Inc. .................................................. 3,355 3,217
Microsoft Corp. ........................................................ 7,775 3,944
Napco Security Technologies, Inc. ........................................... 1,785 65
NetApp, Inc. .......................................................... 3,336 618
NetScout Systems, Inc.(a) ................................................. 3,464 135
nLight, Inc.(a) ......................................................... 487 21
NVIDIA Corp. ......................................................... 62,928 13,893
PagerDuty, Inc.(a) ...................................................... 4,087 58
PDF Solutions, Inc.(a) ................................................... 498 22
Photronics, Inc.(a) ...................................................... 658 19
Progress Software Corp.(a) ................................................ 1,713 79
QUALCOMM, Inc. ..................................................... 5,523 942
Qualys, Inc.(a) ......................................................... 430 80
Rambus, Inc.(a) ........................................................ 565 49
Rapid7, Inc.(a) ......................................................... 4,662 63
Sandisk Corp.(a) ....................................................... 732 1,147
Sanmina Corp.(a) ....................................................... 311 61
ScanSource, Inc.(a) ..................................................... 2,002 114
Texas Instruments, Inc. ................................................... 1,947 508
Ultra Clean Holdings, Inc.(a) .............................................. 524 36
Vishay Intertechnology, Inc. ............................................... 1,187 36
Western Digital Corp. .................................................... 1,565 705
58,532
Materials (1.1%):
AdvanSix, Inc. ......................................................... 2,599 44
Alto Ingredients, Inc.(a) .................................................. 7,479 30
Cabot Corp. ........................................................... 1,008 83
Century Aluminum Co.(a) ................................................. 2,367 108
CF Industries Holdings, Inc. ............................................... 8,228 1,070
Commercial Metals Co. .................................................. 1,054 71
Constellium SE, Class A(a) ................................................ 2,007 53
CRH PLC ............................................................ 2,109 199
Hawkins, Inc. ......................................................... 826 99
Kaiser Aluminum Corp. .................................................. 206 33
Materion Corp. ........................................................ 139 33
Myers Industries, Inc. .................................................... 1,384 44
Newmont Corp. ........................................................ 10,710 1,350
Nucor Corp. ........................................................... 3,610 901
O-I Glass, Inc.(a) ....................................................... 6,030 44
Reliance, Inc. .......................................................... 274 105
Steel Dynamics, Inc. ..................................................... 3,468 807
SunCoke Energy, Inc. .................................................... 6,839 71

Victory Portfolios III
Victory Cornerstone Aggressive Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sylvamo Corp. ......................................................... 1,364 $ 49
5,194
Real Estate (0.2%):
Acadia Realty Trust ..................................................... 1,301 27
Alpine Income Property Trust, Inc. .......................................... 1,193 23
American Healthcare REIT, Inc. ............................................ 768 42
Apple Hospitality REIT, Inc. ............................................... 2,447 39
Broadstone Net Lease, Inc., Class A .......................................... 2,811 59
CareTrust REIT, Inc. .................................................... 1,951 76
CBL & Associates Properties, Inc. ........................................... 804 44
Compass, Inc., Class A(a) ................................................. 4,657 49
Cushman & Wakefield Ltd.(a) .............................................. 2,282 31
DiamondRock Hospitality Co. .............................................. 1,640 20
Diversified Healthcare Trust ............................................... 4,770 36
Douglas Emmett, Inc. .................................................... 1,533 18
Essential Properties Realty Trust, Inc. ........................................ 1,141 34
Industrial Logistics Properties Trust .......................................... 3,092 25
National Health Investors, Inc. ............................................. 426 30
Newmark Group, Inc., Class A ............................................. 2,351 36
One Liberty Properties, Inc. ............................................... 713 17
Outfront Media, Inc. ..................................................... 1,153 34
Phillips Edison & Co., Inc. ................................................ 747 29
RLJ Lodging Trust ...................................................... 1,516 17
Ryman Hospitality Properties, Inc. ........................................... 391 49
Sabra Health Care REIT, Inc. .............................................. 1,747 36
SL Green Realty Corp. ................................................... 458 26
Tanger, Inc. ........................................................... 803 30
Terreno Realty Corp. .................................................... 583 39
The Macerich Co. ...................................................... 2,734 65
Urban Edge Properties ................................................... 1,674 35
Xenia Hotels & Resorts, Inc. ............................................... 890 17
983
Utilities (0.7%):
Avista Corp. .......................................................... 2,344 87
Black Hills Corp. ....................................................... 1,599 115
Edison International ..................................................... 15,252 823
FirstEnergy Corp. ....................................................... 4,109 188
Genie Energy Ltd., Class B ................................................ 2,988 44
Hallador Energy Co.(a) ................................................... 1,071 18
NRG Energy, Inc. ....................................................... 5,846 644
PG&E Corp. .......................................................... 50,433 669
Spire, Inc. ............................................................ 946 77
Talen Energy Corp.(a) ................................................... 537 159
Unitil Corp. ........................................................... 670 36
Vistra Corp. ........................................................... 4,825 663
3,523
Total Common Stocks (Cost $115,438)
a
a
a
164,916
Exchange-Traded Funds (40.8%)
Invesco DB Commodity Index Tracking Fund .................................. 45,600 1,427
Invesco RAFI Emerging Markets ETF(b) ...................................... 202,529 5,995
iShares Core MSCI Emerging Markets ETF .................................... 30,283 2,475
iShares Core S&P 500 ETF ................................................ 26,220 20,209
iShares Core S&P Small-Cap ETF ........................................... 46,028 6,652
iShares Core U.S. Aggregate Bond ETF ....................................... 47,408 4,618
iShares Core Universal USD Bond ETF ....................................... 99,514 4,523
iShares MSCI Canada ETF ................................................ 53,077 3,261
iShares MSCI Europe Financials ETF ........................................ 209,893 8,872
iShares MSCI International Momentum Factor ETF .............................. 37,162 1,979
iShares MSCI International Quality Factor ETF(b) ............................... 47,701 2,455
iShares MSCI Japan ETF ................................................. 37,266 3,573
iShares Russell 1000 Value ETF ............................................ 62,709 16,111

Victory Portfolios III
Victory Cornerstone Aggressive Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
JP Morgan BetaBuilders Canada ETF ........................................ 30,779 $ 3,259
Schwab Fundamental Emerging Markets Equity ETF ............................. 307,537 12,954
Schwab Fundamental International Equity ETF ................................. 476,070 26,455
Schwab Fundamental International Small Equity ETF ............................. 17,430 893
SPDR Gold Shares(a) .................................................... 4,604 1,880
State Street Real Estate Select Sector SPDR ETF ................................ 60,763 2,680
United States Oil Fund LP(a) .............................................. 1,566 209
Vanguard FTSE All-World ex-US ETF ........................................ 77,512 6,608
Vanguard FTSE Developed Markets ETF ...................................... 377,210 27,506
Vanguard FTSE Emerging Markets ETF ...................................... 100,838 6,103
Vanguard FTSE Europe ETF ............................................... 68,842 6,310
Vanguard Real Estate ETF ................................................ 17,847 1,721
Vanguard Total Bond Market ETF ........................................... 90,173 6,514
Vanguard Total Stock Market ETF ........................................... 32,125 12,148
Total Exchange-Traded Funds (Cost $136,822)
a
a
a
197,390
Affiliated Exchange-Traded Funds (24.2%)
VictoryShares Core Intermediate Bond ETF .................................... 548,471 25,255
VictoryShares Core Plus Bond ETF .......................................... 1,009,438 21,567
VictoryShares Emerging Markets Value Momentum ETF .......................... 113,519 6,870
VictoryShares Free Cash Flow Growth ETF(a) .................................. 770,818 26,216
VictoryShares International Free Cash Flow ETF(b) .............................. 456,170 16,928
VictoryShares International Free Cash Flow Growth ETF .......................... 458,612 15,416
VictoryShares Short-Term Bond ETF(b) ....................................... 103,145 5,204
Total Affiliated Exchange-Traded Funds (Cost $105,893)
a
a
a
117,456
Affiliated Mutual Funds (0.5%)
Victory Trivalent Emerging Markets Small Capital Fund, Class Y(a) .................. 115,000 2,290
Total Affiliated Mutual Funds (Cost $2,300)
a
a
a
2,290
Short-Term Investments (1.8%)
Collateral for Securities Loaned (1.8%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(c) ........ 2,120,302 2,120
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.61%(c) ............ 2,120,302 2,121
Invesco Government & Agency Portfolio, Institutional Shares, 3.67%(c) ............... 2,120,302 2,120
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.58%(c) . 2,120,302 2,120
8,481
Total Short-Term Investments (Cost $8,481)
a
a
a
8,481
Total Investments (Cost $368,934) — 101.3% 490,533
Liabilities in excess of other assets —  (1.3)% (6,387)
NET ASSETS — 100.00% $ 484,146
At August 31, 2026, the Fund's investments in foreign securities were 33.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on August 31, 2026.
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Cornerstone Conservative Fund
10
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (36.8%)
VictoryShares Core Intermediate Bond ETF .................................... 562,145 $ 25,885
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 3,366
VictoryShares Free Cash Flow ETF .......................................... 90,000 5,003
VictoryShares Free Cash Flow Growth ETF (a) .................................. 90,000 3,061
VictoryShares International Value Momentum ETF ............................... 93,597 7,263
VictoryShares Pioneer Asset-Based Income ETF ................................. 140,000 3,462
VictoryShares Short-Term Bond ETF ......................................... 723,734 36,512
VictoryShares Small Cap Free Cash Flow ETF .................................. 44,000 1,767
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 2,007
VictoryShares US Value Momentum ETF ...................................... 25,995 2,797
VictoryShares WestEnd U.S. Sector ETF ...................................... 102,587 5,419
Total Affiliated Exchange-Traded Funds (Cost $85,752)
a
a
a
96,542
Affiliated Mutual Funds (62.0%)
Victory 500 Index Fund, Reward Shares ....................................... 118,840 11,091
Victory Core Plus Bond Fund, Institutional Shares ............................... 6,657,496 60,184
Victory Emerging Markets Fund, Institutional Shares ............................. 226 7
Victory Government Securities Fund, Institutional Shares .......................... 3,346,658 29,384
Victory High Income Fund, Institutional Shares ................................. 1,565,769 10,647
Victory Income Fund, Institutional Shares ..................................... 1,572,741 17,992
Victory Income Stock Fund, Institutional Shares ................................. 100,131 2,178
Victory International Fund, Institutional Shares .................................. 231,805 8,185
Victory Market Neutral Income Fund, Class I ................................... 1,701,054 15,956
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 77,257 5,466
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 29,235 1,665
Total Affiliated Mutual Funds (Cost $159,345)
a
a
a
162,755
Total Investments (Cost $245,097) — 98.8% 259,297
Other assets in excess of liabilities —  1.2% 3,038
NET ASSETS — 100.00% $ 262,335
At August 31, 2026, the foreign securities held by the underlying Funds were 13.9% of net assets.
(a) Non-income producing security.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Cornerstone Equity Fund
11
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (45.8%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 320,458 $ 19,392
VictoryShares Free Cash Flow ETF .......................................... 521,092 28,968
VictoryShares Free Cash Flow Growth ETF (a) .................................. 757,968 25,779
VictoryShares International Value Momentum ETF ............................... 382,611 29,689
VictoryShares Small Cap Free Cash Flow ETF .................................. 186,062 7,470
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 125,594 13,591
VictoryShares US Value Momentum ETF (b) ................................... 164,156 17,664
VictoryShares WestEnd U.S. Sector ETF ...................................... 617,787 32,631
Total Affiliated Exchange-Traded Funds (Cost $108,801)
a
a
a
175,184
Affiliated Mutual Funds (53.6%)
Victory 500 Index Fund, Reward Shares ....................................... 737,302 68,812
Victory Emerging Markets Fund, Institutional Shares ............................. 492,044 15,967
Victory Income Stock Fund, Institutional Shares ................................. 831,000 18,074
Victory International Fund, Institutional Shares .................................. 1,095,887 38,696
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 447,416 31,655
Victory Pioneer International Equity Fund, Class Y ............................... 741,821 29,428
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 35,474 2,020
Total Affiliated Mutual Funds (Cost $121,211)
a
a
a
204,652
Short-Term Investments (0.0%)(c)
Collateral for Securities Loaned (0.0%):^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (d) ........ 11,075 11
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (d) ............ 11,075 11
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (d) ............... 11,075 11
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .58% (d) . 11,075 11
44
Total Short-Term Investments (Cost $44)
a
a
a
44
Total Investments (Cost $230,056) — 99.4% 379,880
Other assets in excess of liabilities —  0.6% 2,312
NET ASSETS — 100.00% $ 382,192
At August 31, 2026, the foreign securities held by the underlying Funds were 35.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on August 31, 2026.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Cornerstone Moderate Fund
12
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (20.6%)
Communication Services (2.1%):
Alphabet, Inc. , Class A ................................................... 51,306 $ 17,411
Alphabet, Inc. , Class C ................................................... 3,965 1,330
Comcast Corp. , Class A .................................................. 90,734 2,415
Meta Platforms, Inc. , Class A .............................................. 830 475
Millicom International Cellular SA .......................................... 13,896 1,303
The New York Times Co. , Class A ........................................... 9,562 643
Verizon Communications, Inc. .............................................. 50,927 2,548
26,125
Consumer Discretionary (1.5%):
Amazon.com, Inc. (a) .................................................... 22,628 5,878
Aptiv PLC (a) .......................................................... 7,433 333
Booking Holdings, Inc. ................................................... 6,302 1,255
BorgWarner, Inc. ....................................................... 16,393 1,052
Expedia Group, Inc. ..................................................... 4,894 1,552
General Motors Co. ..................................................... 21,724 1,875
Las Vegas Sands Corp. ................................................... 23,599 1,034
Lowe's Cos., Inc. ....................................................... 536 110
Ralph Lauren Corp. , Class A ............................................... 3,826 1,327
Ross Stores, Inc. ....................................................... 2,473 565
Tapestry, Inc. .......................................................... 9,413 1,161
The TJX Cos., Inc. ...................................................... 9,121 1,221
Toll Brothers, Inc. ...................................................... 2,921 419
Ulta Beauty, Inc. (a) ..................................................... 1,407 756
Versigent PLC (a) ....................................................... 2,645 125
18,663
Consumer Staples (0.9%):
Altria Group, Inc. ....................................................... 30,751 2,106
Coca-Cola Consolidated, Inc. .............................................. 6,894 1,348
Dollar General Corp. .................................................... 13,009 1,649
Monster Beverage Corp. (a) ................................................ 31,972 1,468
Philip Morris International, Inc. ............................................. 4,260 798
Sysco Corp. ........................................................... 13,948 1,131
Target Corp. .......................................................... 12,827 2,063
The Kroger Co. ........................................................ 4,202 242
U.S. Foods Holding Corp. (a) ............................................... 3,139 329
11,134
Energy (0.6%):
EOG Resources, Inc. .................................................... 16,094 2,333
Halliburton Co. ........................................................ 31,020 1,143
Marathon Petroleum Corp. ................................................ 6,599 2,463
TechnipFMC PLC ...................................................... 7,915 619
Valero Energy Corp. ..................................................... 2,917 1,047
7,605
Financials (2.6%):
Affiliated Managers Group, Inc. ............................................ 1,490 549
Ameriprise Financial, Inc. ................................................. 4,704 2,602
Axis Capital Holdings Ltd. ................................................ 1,318 130
Bank of America Corp. ................................................... 24,766 1,534
Cincinnati Financial Corp. ................................................ 6,253 1,062
Interactive Brokers Group, Inc. , Class A ....................................... 16,503 1,606
JPMorgan Chase & Co. .................................................. 14,701 5,234
NU Holdings Ltd. , Class A (a) .............................................. 15,792 230
PayPal Holdings, Inc. .................................................... 37,544 1,977
Popular, Inc. .......................................................... 8,318 1,399
Synchrony Financial ..................................................... 25,147 1,938
The Allstate Corp. ...................................................... 11,742 3,027
The Charles Schwab Corp. ................................................ 16,222 1,782
The Goldman Sachs Group, Inc. ............................................ 2,725 2,796
The PNC Financial Services Group, Inc. ...................................... 9,529 2,283

Victory Portfolios III
Victory Cornerstone Moderate Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Progressive Corp. ................................................... 8,617 $ 1,879
The Travelers Cos., Inc. .................................................. 4,993 1,827
U.S. Bancorp .......................................................... 5,872 362
W.R. Berkley Corp. ..................................................... 1,187 80
32,297
Health Care (2.2%):
AbbVie, Inc. .......................................................... 12,664 3,247
Bristol-Myers Squibb Co. ................................................. 29,310 1,958
Cardinal Health, Inc. .................................................... 7,677 1,801
Cencora, Inc. .......................................................... 4,604 1,490
CVS Health Corp. ...................................................... 19,263 1,809
Exelixis, Inc. (a) ........................................................ 19,942 1,090
Gilead Sciences, Inc. .................................................... 5,722 837
Johnson & Johnson ..................................................... 14,235 3,784
McKesson Corp. ....................................................... 2,209 1,956
Merck & Co., Inc. ...................................................... 20,236 2,990
Royalty Pharma PLC , Class A .............................................. 25,797 1,584
Tenet Healthcare Corp. (a) ................................................. 6,045 1,608
The Cigna Group ....................................................... 6,094 1,683
UnitedHealth Group, Inc. ................................................. 4,152 1,617
Universal Health Services, Inc. , Class B ....................................... 2,067 352
27,806
Industrials (1.9%):
Allison Transmission Holdings, Inc. ......................................... 3,683 463
Automatic Data Processing, Inc. ............................................ 1,923 550
Caterpillar, Inc. ........................................................ 2,972 2,370
Comfort Systems USA, Inc. ............................................... 1,013 1,566
Cummins, Inc. ......................................................... 2,970 1,676
Delta Air Lines, Inc. ..................................................... 20,478 1,597
EMCOR Group, Inc. .................................................... 2,150 1,579
FedEx Corp. .......................................................... 2,405 787
GE Vernova, Inc. ....................................................... 2,124 1,909
Illinois Tool Works, Inc. .................................................. 3,863 1,064
Leidos Holdings, Inc. .................................................... 9,253 1,297
Lockheed Martin Corp. ................................................... 3,565 2,001
Mueller Industries, Inc. ................................................... 20,914 1,305
Parker-Hannifin Corp. ................................................... 1,024 1,003
Uber Technologies, Inc. (a) ................................................ 16,070 1,216
United Airlines Holdings, Inc. (a) ............................................ 14,647 1,582
Vertiv Holdings Co. , Class A ............................................... 4,963 1,284
23,249
Information Technology (7.8%):
Adobe, Inc. (a) ......................................................... 11,347 3,322
Amphenol Corp. , Class A ................................................. 13,365 2,119
Apple, Inc. ........................................................... 68,555 21,722
Applied Materials, Inc. ................................................... 4,515 2,070
Arista Networks, Inc. (a) .................................................. 10,670 2,088
Broadcom, Inc. ........................................................ 21,231 7,863
Cisco Systems, Inc. ..................................................... 26,730 2,953
Cognizant Technology Solutions Corp. , Class A ................................. 20,466 1,322
Dell Technologies, Inc. , Class C ............................................ 2,455 1,120
Dropbox, Inc. , Class A (a) ................................................. 36,541 1,286
Flex Ltd. (a) ........................................................... 11,265 1,231
Fortinet, Inc. (a) ........................................................ 8,411 1,438
GoDaddy, Inc. , Class A (a) ................................................. 860 84
Jabil, Inc. ............................................................ 4,922 1,502
KLA Corp. ........................................................... 11,850 2,079
Lam Research Corp. ..................................................... 9,171 2,765
Micron Technology, Inc. .................................................. 5,875 5,633
Microsoft Corp. ........................................................ 13,624 6,911
NetApp, Inc. .......................................................... 5,845 1,083
NVIDIA Corp. ......................................................... 110,201 24,330

Victory Portfolios III
Victory Cornerstone Moderate Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
QUALCOMM, Inc. ..................................................... 9,678 $ 1,650
Sandisk Corp. (a) ....................................................... 1,283 2,010
Texas Instruments, Inc. ................................................... 3,412 890
Western Digital Corp. .................................................... 2,742 1,235
98,706
Materials (0.6%):
CF Industries Holdings, Inc. ............................................... 14,410 1,874
CRH PLC ............................................................ 3,696 348
Newmont Corp. ........................................................ 18,757 2,364
Nucor Corp. ........................................................... 6,326 1,579
Reliance, Inc. .......................................................... 481 185
Steel Dynamics, Inc. ..................................................... 6,077 1,414
7,764
Utilities (0.4%):
Edison International ..................................................... 26,726 1,443
FirstEnergy Corp. ....................................................... 7,196 330
NRG Energy, Inc. ....................................................... 10,239 1,127
PG&E Corp. .......................................................... 88,370 1,173
Talen Energy Corp. (a) ................................................... 940 278
Vistra Corp. ........................................................... 8,454 1,161
5,512
Total Common Stocks (Cost $176,929)
a
a
a
258,861
Exchange-Traded Funds (39.2%)
Invesco DB Commodity Index Tracking Fund .................................. 114,500 3,584
Invesco RAFI Developed Markets ex-US ETF .................................. 65,720 5,217
Invesco RAFI Emerging Markets ETF (b) ...................................... 394,365 11,673
iShares 0-5 Year TIPS Bond ETF ............................................ 33,552 3,378
iShares 20+ Year Treasury Bond ETF ......................................... 83,249 6,870
iShares 7-10 Year Treasury Bond ETF ........................................ 90,863 8,427
iShares Core MSCI Emerging Markets ETF .................................... 170,271 13,916
iShares Core S&P 500 ETF ................................................ 32,001 24,664
iShares Core S&P Small-Cap ETF ........................................... 286,695 41,433
iShares Core U.S. Aggregate Bond ETF ....................................... 501,763 48,877
iShares Core Universal USD Bond ETF ....................................... 756,237 34,371
iShares MSCI Canada ETF ................................................ 194,171 11,928
iShares MSCI Europe Financials ETF ........................................ 463,453 19,590
iShares MSCI Japan ETF ................................................. 78,746 7,550
iShares Russell 1000 Value ETF ............................................ 88,497 22,736
JP Morgan BetaBuilders Canada ETF ........................................ 88,654 9,387
Schwab Fundamental Emerging Markets Equity ETF ............................. 528,337 22,254
Schwab Fundamental International Equity ETF ................................. 605,962 33,673
Schwab Fundamental International Small Equity ETF (b) ........................... 69,892 3,581
SPDR Gold Shares (a) .................................................... 21,759 8,887
State Street Real Estate Select Sector SPDR ETF ................................ 106,410 4,694
United States Oil Fund LP (a) (b) ............................................ 7,863 1,051
Vanguard FTSE All-World ex-US ETF ........................................ 196,633 16,763
Vanguard FTSE Developed Markets ETF ...................................... 496,885 36,233
Vanguard FTSE Europe ETF ............................................... 155,021 14,209
Vanguard Mortgage-Backed Securities ETF .................................... 220,865 10,188
Vanguard Real Estate ETF ................................................ 73,323 7,071
Vanguard S&P 500 ETF .................................................. 1 1
Vanguard Total Bond Market ETF ........................................... 414,108 29,915
Vanguard Total Stock Market ETF ........................................... 84,959 32,127
Total Exchange-Traded Funds (Cost $384,406)
a
a
a
494,248
Affiliated Exchange-Traded Funds (39.6%)
VictoryShares Core Intermediate Bond ETF .................................... 4,534,400 208,798
VictoryShares Core Plus Bond ETF .......................................... 6,385,380 136,424
VictoryShares Emerging Markets Value Momentum ETF .......................... 196,730 11,905
VictoryShares Free Cash Flow Growth ETF (a) .................................. 1,408,986 47,921
VictoryShares International Free Cash Flow ETF (b) .............................. 986,826 36,621

Victory Portfolios III
Victory Cornerstone Moderate Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
VictoryShares International Free Cash Flow Growth ETF .......................... 1,112,950 $ 37,411
VictoryShares Short-Term Bond ETF ......................................... 402,475 20,305
Total Affiliated Exchange-Traded Funds (Cost $508,764)
a
a
a
499,385
Affiliated Mutual Funds (0.2%)
Victory Trivalent Emerging Markets Small Capital Fund, Class Y (a) .................. 137,500 2,738
Total Affiliated Mutual Funds (Cost $2,750)
a
a
a
2,738
Short-Term Investments (1.0%)
Collateral for Securities Loaned (1.0%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (c) ........ 3,196,799 3,197
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (c) ............ 3,196,799 3,196
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 3,196,799 3,197
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .58% (c) . 3,196,799 3,197
12,787
Total Short-Term Investments (Cost $12,787)
a
a
a
12,787
Total Investments (Cost $1,085,636) — 100.6% 1,268,019
Liabilities in excess of other assets —  (0.6)% (7,851)
NET ASSETS — 100.00% $ 1,260,168
At August 31, 2026, the Fund's investments in foreign securities were 23.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on August 31, 2026.
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
16
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (27.5%)
Communication Services (2.6%):
Alphabet, Inc. , Class A ................................................... 151,222 $ 51,317
Alphabet, Inc. , Class C ................................................... 11,697 3,923
CarGurus, Inc. , Class A (a) ................................................ 6,682 238
Comcast Corp. , Class A .................................................. 299,601 7,975
EverQuote, Inc. , Class A (a) ................................................ 7,330 187
Fox Corp. , Class A ...................................................... 3,623 244
IDT Corp. , Class B ...................................................... 3,525 241
Meta Platforms, Inc. , Class A .............................................. 3,170 1,814
Millicom International Cellular SA .......................................... 40,958 3,840
Pinterest, Inc. , Class A (a) ................................................. 16,750 364
The New York Times Co. , Class A ........................................... 28,185 1,896
Verizon Communications, Inc. .............................................. 160,759 8,041
Versant Media Group, Inc. ................................................ 0 — (b)
Yelp, Inc. , Class A (a) .................................................... 14,113 315
Ziff Davis, Inc. (a) ....................................................... 5,049 279
80,674
Consumer Discretionary (2.0%):
Abercrombie & Fitch Co. (a) ............................................... 2,938 420
Academy Sports & Outdoors, Inc. ........................................... 4,761 205
Amazon.com, Inc. (a) .................................................... 66,694 17,325
American Eagle Outfitters, Inc. ............................................. 12,542 209
Aptiv PLC (a) .......................................................... 21,930 982
Booking Holdings, Inc. ................................................... 18,576 3,698
BorgWarner, Inc. ....................................................... 48,363 3,103
Brinker International, Inc. (a) ............................................... 678 155
Caleres, Inc. .......................................................... 12,950 158
D.R. Horton, Inc. ....................................................... 3,230 467
Dick's Sporting Goods, Inc. ................................................ 464 63
Expedia Group, Inc. ..................................................... 15,211 4,824
Ford Motor Co. ........................................................ 49,145 685
Frontdoor, Inc. (a) ....................................................... 3,732 302
Garrett Motion, Inc. ..................................................... 11,445 308
General Motors Co. ..................................................... 64,090 5,532
G-III Apparel Group Ltd. ................................................. 9,175 299
Group 1 Automotive, Inc. ................................................. 781 211
Installed Building Products, Inc. ............................................ 942 229
JAKKS Pacific, Inc. ..................................................... 9,762 245
KB Home ............................................................ 3,589 191
Kohl's Corp. .......................................................... 21,680 386
Kontoor Brands, Inc. .................................................... 2,916 220
Las Vegas Sands Corp. ................................................... 69,622 3,050
Lowe's Cos., Inc. ....................................................... 1,583 324
M/I Homes, Inc. (a) ...................................................... 1,498 223
Mohawk Industries, Inc. (a) ................................................ 1,065 137
Monarch Casino & Resort, Inc. ............................................. 1,839 221
Perdoceo Education Corp. ................................................. 4,520 150
Phinia, Inc. ........................................................... 3,165 217
Ralph Lauren Corp. , Class A ............................................... 11,287 3,915
Ross Stores, Inc. ....................................................... 7,296 1,667
Rush Street Interactive, Inc. , Class A (a) ....................................... 7,448 192
Sally Beauty Holdings, Inc. (a) .............................................. 20,380 334
Signet Jewelers Ltd. ..................................................... 5,383 443
Steven Madden Ltd. ..................................................... 5,818 251
Tapestry, Inc. .......................................................... 27,770 3,427
The Buckle, Inc. ........................................................ 5,081 216
The TJX Cos., Inc. ...................................................... 26,911 3,604
Toll Brothers, Inc. ...................................................... 8,619 1,236
Ulta Beauty, Inc. (a) ..................................................... 4,147 2,227
Upbound Group, Inc. .................................................... 9,733 178
Versigent PLC (a) ....................................................... 7,805 370
Winmark Corp. ........................................................ 562 187

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Winnebago Industries, Inc. ................................................ 4,775 $ 144
62,930
Consumer Staples (1.2%):
Altria Group, Inc. ....................................................... 90,721 6,213
BellRing Brands, Inc. (a) .................................................. 39,287 423
Coca-Cola Consolidated, Inc. .............................................. 20,340 3,978
Constellation Brands, Inc. , Class A .......................................... 3,390 443
Dole PLC ............................................................ 14,562 202
Dollar General Corp. .................................................... 38,344 4,860
Edgewell Personal Care Co. ............................................... 7,789 224
Energizer Holdings, Inc. .................................................. 9,949 217
Herbalife Ltd. (a) ....................................................... 12,167 134
Interparfums, Inc. ....................................................... 1,385 163
Molson Coors Beverage Co. , Class B ......................................... 6,369 253
Monster Beverage Corp. (a) ................................................ 94,326 4,331
Philip Morris International, Inc. ............................................. 12,557 2,352
Sprouts Farmers Market, Inc. (a) ............................................ 3,365 276
Sysco Corp. ........................................................... 41,110 3,333
Target Corp. .......................................................... 42,874 6,897
The Boston Beer Co., Inc. , Class A (a) ........................................ 1,171 208
The Campbell's Company (c) ............................................... 7,167 170
The Clorox Co. ........................................................ 3,267 319
The Kraft Heinz Co. ..................................................... 21,684 557
The Kroger Co. ........................................................ 12,399 713
The Vita Coco Co., Inc. (a) ................................................ 3,052 179
U.S. Foods Holding Corp. (a) ............................................... 9,252 970
37,415
Energy (0.9%):
Cactus, Inc. , Class A ..................................................... 6,446 453
ConocoPhillips Co. ..................................................... 7,999 1,060
Crescent Energy Co. , Class A .............................................. 18,472 253
Devon Energy Corp. ..................................................... 20,787 1,008
EOG Resources, Inc. .................................................... 47,480 6,883
Expand Energy Corp. .................................................... 3,057 300
ExxonMobil Holdings Corp. ............................................... 7,654 1,232
Halliburton Co. ........................................................ 91,429 3,369
Marathon Petroleum Corp. ................................................ 19,470 7,268
Matador Resources Co. ................................................... 3,320 193
Murphy Oil Corp. ...................................................... 5,942 216
PrimeEnergy Resources Corp. (a) ............................................ 1,096 231
Range Resources Corp. ................................................... 4,201 174
REX American Resources Corp. (a) .......................................... 4,159 171
Riley Exploration Permian, Inc. ............................................. 12,008 469
Scorpio Tankers, Inc. .................................................... 4,657 367
SM Energy Co. ........................................................ 13,124 488
TechnipFMC PLC ...................................................... 23,350 1,825
Teekay Corp. Ltd. ...................................................... 21,340 281
Teekay Tankers Ltd. , Class A ............................................... 3,077 276
Valero Energy Corp. ..................................................... 8,598 3,086
29,603
Financials (3.8%):
1st Source Corp. ....................................................... 3,119 267
Acadian Asset Management, Inc. ............................................ 4,924 464
Adamas Trust, Inc. ...................................................... 15,424 150
Affiliated Managers Group, Inc. ............................................ 4,396 1,619
American International Group, Inc. .......................................... 7,257 554
Ameriprise Financial, Inc. ................................................. 13,865 7,669
Artisan Partners Asset Management, Inc. , Class A ................................ 5,799 247
Atlanticus Holdings Corp. (a) ............................................... 2,081 188
Axis Capital Holdings Ltd. ................................................ 3,889 384
Bank of America Corp. ................................................... 91,190 5,648
Bread Financial Holdings, Inc. ............................................. 5,659 591

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cathay General Bancorp .................................................. 4,326 $ 265
Cincinnati Financial Corp. ................................................ 18,449 3,135
Citizens Financial Group, Inc. .............................................. 5,881 405
CNB Financial Corp. .................................................... 7,868 266
CNO Financial Group, Inc. ................................................ 3,152 173
CoastalSouth Bancshares, Inc. .............................................. 14,803 406
Cohen & Steers, Inc. .................................................... 1,874 151
Corebridge Financial, Inc. ................................................. 3,765 123
CVB Financial Corp. .................................................... 10,660 236
Dave, Inc. (a) .......................................................... 868 312
Enova International, Inc. (a) ................................................ 1,468 333
Essent Group Ltd. ...................................................... 3,547 240
F&G Annuities & Life, Inc. ................................................ 8,233 196
First Bancorp Puerto Rico ................................................. 21,237 592
First Financial Bancorp ................................................... 13,737 448
Hamilton Insurance Group Ltd. , Class B ...................................... 7,777 273
Hanmi Financial Corp. ................................................... 8,862 275
Heritage Insurance Holdings, Inc. (a) ......................................... 6,187 208
Hope Bancorp, Inc. ..................................................... 19,096 263
Interactive Brokers Group, Inc. , Class A ....................................... 48,687 4,737
International Bancshares Corp. ............................................. 6,249 438
Jackson Financial, Inc. , Class A ............................................. 4,435 592
JPMorgan Chase & Co. .................................................. 44,377 15,799
Live Oak Bancshares, Inc. ................................................ 5,070 200
Metropolitan Bank Holding Corp. ........................................... 2,937 267
Moelis & Co. , Class A ................................................... 4,533 309
Morgan Stanley ........................................................ 3,138 669
Northeast Community Bancorp, Inc. ......................................... 15,336 404
Northern Trust Corp. .................................................... 4,277 794
Northrim Bancorp, Inc. ................................................... 15,573 398
NU Holdings Ltd. , Class A (a) .............................................. 46,548 677
OFG Bancorp ......................................................... 9,207 479
Old Second Bancorp, Inc. ................................................. 18,587 466
Pathward Financial, Inc. .................................................. 5,029 410
PayPal Holdings, Inc. .................................................... 110,763 5,833
PJT Partners, Inc. , Class A ................................................ 1,580 285
Popular, Inc. .......................................................... 24,540 4,127
Prudential Financial, Inc. ................................................. 2,588 304
QCR Holdings, Inc. ..................................................... 3,081 307
Selective Insurance Group, Inc. ............................................. 2,042 186
Simmons First National Corp. , Class A ....................................... 11,118 251
Skyward Specialty Insurance Group, Inc. (a) .................................... 4,763 273
Slide Insurance Holdings, Inc. .............................................. 7,719 179
State Street Corp. ....................................................... 6,208 1,188
Synchrony Financial ..................................................... 74,189 5,719
The Allstate Corp. ...................................................... 34,610 8,922
The Bancorp, Inc. (a) ..................................................... 4,158 270
The Bank of NT Butterfield & Son Ltd. ....................................... 9,413 554
The Charles Schwab Corp. ................................................ 47,860 5,256
The Goldman Sachs Group, Inc. ............................................ 8,041 8,249
The PNC Financial Services Group, Inc. ...................................... 28,112 6,737
The Progressive Corp. ................................................... 25,398 5,539
The Travelers Cos., Inc. .................................................. 14,733 5,391
TPG Mortgage Investment Trust, Inc. ........................................ 21,500 145
TPG RE Finance Trust, Inc. ............................................... 19,800 153
Truist Financial Corp. .................................................... 14,703 729
U.S. Bancorp .......................................................... 23,494 1,447
Unity Bancorp, Inc. ..................................................... 4,459 259
Universal Insurance Holdings, Inc. .......................................... 8,903 383
Virtus Investment Partners, Inc. ............................................. 1,452 240
W.R. Berkley Corp. ..................................................... 3,504 237
Wells Fargo & Co. ...................................................... 10,073 870
Westamerica Bancorp .................................................... 4,608 268

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
World Acceptance Corp. (a) ................................................ 1,449 $ 266
117,287
Health Care (2.9%):
AbbVie, Inc. .......................................................... 37,363 9,581
AMN Healthcare Services, Inc. (a) ........................................... 8,306 285
Baxter International, Inc. ................................................. 8,761 228
Biogen, Inc. (a) ......................................................... 2,663 577
Bristol-Myers Squibb Co. ................................................. 96,288 6,433
Cardinal Health, Inc. .................................................... 22,651 5,314
Cencora, Inc. .......................................................... 13,583 4,395
Collegium Pharmaceutical, Inc. (a) ........................................... 8,934 220
CorVel Corp. (a) ........................................................ 2,775 191
CVS Health Corp. ...................................................... 56,829 5,337
Elevance Health, Inc. .................................................... 725 285
Exelixis, Inc. (a) ........................................................ 58,780 3,212
Gilead Sciences, Inc. .................................................... 16,867 2,468
Harmony Biosciences Holdings, Inc. (a) ....................................... 10,956 431
Innoviva, Inc. (a) ....................................................... 12,169 253
Integra LifeSciences Holdings Corp. (a) ....................................... 15,527 263
iRadimed Corp. ........................................................ 2,083 180
Johnson & Johnson ..................................................... 45,430 12,077
Lantheus Holdings, Inc. (a) ................................................ 2,556 258
McKesson Corp. ....................................................... 6,518 5,770
Medtronic PLC ........................................................ 7,658 694
Merck & Co., Inc. ...................................................... 59,645 8,813
Pacira BioSciences, Inc. (a) ................................................ 11,626 301
Pediatrix Medical Group, Inc. (a) ............................................ 10,163 266
Progyny, Inc. (a) ........................................................ 9,865 252
Royalty Pharma PLC , Class A .............................................. 76,107 4,674
Sanofi SA , ADR ........................................................ 13,314 591
Tactile Systems Technology, Inc. (a) .......................................... 11,151 256
Tenet Healthcare Corp. (a) ................................................. 17,817 4,738
The Cigna Group ....................................................... 17,962 4,959
UnitedHealth Group, Inc. ................................................. 12,238 4,766
Universal Health Services, Inc. , Class B ....................................... 6,098 1,039
Zimmer Biomet Holdings, Inc. ............................................. 6,549 655
89,762
Industrials (2.6%):
3M Co. .............................................................. 4,511 775
ACCO Brands Corp. .................................................... 36,408 156
AGCO Corp. .......................................................... 1,919 227
Allison Transmission Holdings, Inc. ......................................... 10,867 1,366
Apogee Enterprises, Inc. .................................................. 5,711 223
Argan, Inc. ........................................................... 564 240
Atkore, Inc. ........................................................... 2,926 274
Automatic Data Processing, Inc. ............................................ 5,670 1,623
Boise Cascade Co. ...................................................... 2,611 204
Builders FirstSource, Inc. (a) ............................................... 920 61
Caterpillar, Inc. ........................................................ 8,769 6,993
Comfort Systems USA, Inc. ............................................... 2,990 4,621
Cummins, Inc. ......................................................... 8,763 4,946
Deere & Co. .......................................................... 649 425
Delta Air Lines, Inc. ..................................................... 63,231 4,932
Deluxe Corp. .......................................................... 12,190 282
Deutsche Post AG , ADR .................................................. 10,936 356
DNOW, Inc. (a) ........................................................ 16,979 272
EMCOR Group, Inc. .................................................... 6,344 4,660
Ennis, Inc. ............................................................ 9,224 197
FedEx Corp. .......................................................... 7,097 2,324
Fortune Brands Innovations, Inc. ............................................ 7,318 324
GE Vernova, Inc. ....................................................... 6,262 5,627
Griffon Corp. .......................................................... 3,722 362

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Hub Group, Inc. , Class A ................................................. 5,488 $ 219
Huron Consulting Group, Inc. (a) ............................................ 1,605 257
Illinois Tool Works, Inc. .................................................. 11,396 3,138
Innodata, Inc. (a) ........................................................ 3,447 194
Insperity, Inc. .......................................................... 4,717 252
Korn Ferry ........................................................... 3,078 263
Legalzoom.com, Inc. (a) .................................................. 74,194 462
Leidos Holdings, Inc. .................................................... 27,298 3,827
Limbach Holdings, Inc. (a) ................................................ 3,093 128
Liquidity Services, Inc. (a) ................................................. 8,217 342
Lockheed Martin Corp. ................................................... 10,518 5,903
Masterbrand, Inc. (a) ..................................................... 18,154 150
Matson, Inc. .......................................................... 1,246 280
MillerKnoll, Inc. ....................................................... 9,786 221
Mueller Industries, Inc. ................................................... 64,958 4,054
Oshkosh Corp. ......................................................... 1,378 212
Pangaea Logistics Solutions Ltd. ............................................ 25,495 207
Parker-Hannifin Corp. ................................................... 3,022 2,960
Pitney Bowes, Inc. ...................................................... 17,546 301
Sterling Infrastructure, Inc. (a) .............................................. 354 166
Terex Corp. ........................................................... 4,024 256
TriNet Group, Inc. ...................................................... 5,435 382
Uber Technologies, Inc. (a) ................................................ 47,365 3,583
UFP Industries, Inc. ..................................................... 1,752 148
United Airlines Holdings, Inc. (a) ............................................ 43,213 4,667
United Parcel Service, Inc. , Class B .......................................... 10,191 1,062
Vertiv Holdings Co. , Class A ............................................... 14,643 3,788
78,892
Information Technology (9.8%):
A10 Networks, Inc. ..................................................... 8,598 218
Accenture PLC , Class A .................................................. 4,984 946
Adobe, Inc. (a) ......................................................... 34,583 10,126
Amphenol Corp. , Class A ................................................. 39,394 6,246
Apple, Inc. ........................................................... 202,063 64,024
Applied Materials, Inc. ................................................... 13,320 6,106
Arista Networks, Inc. (a) .................................................. 31,451 6,155
BK Technologies Corp. (a) ................................................. 3,823 277
Broadcom, Inc. ........................................................ 62,577 23,175
Cisco Systems, Inc. ..................................................... 83,920 9,272
Clear Secure, Inc. , Class A ................................................ 8,292 366
Climb Global Solutions, Inc. ............................................... 7,640 218
Cognizant Technology Solutions Corp. , Class A ................................. 60,379 3,899
Commvault Systems, Inc. (a) ............................................... 1,680 231
Consensus Cloud Solutions, Inc. (a) .......................................... 6,241 239
Dell Technologies, Inc. , Class C ............................................ 7,236 3,300
Diodes, Inc. (a) ......................................................... 2,422 220
Dropbox, Inc. , Class A (a) ................................................. 107,803 3,794
Flex Ltd. (a) ........................................................... 33,235 3,631
Fortinet, Inc. (a) ........................................................ 24,791 4,238
GoDaddy, Inc. , Class A (a) ................................................. 2,539 249
HP, Inc. .............................................................. 10,700 321
Insight Enterprises, Inc. (a) ................................................ 3,626 569
International Business Machines Corp. ........................................ 2,374 555
Jabil, Inc. ............................................................ 14,509 4,429
KLA Corp. ........................................................... 34,960 6,134
Lam Research Corp. ..................................................... 27,058 8,158
Micron Technology, Inc. .................................................. 17,333 16,618
Microsoft Corp. ........................................................ 40,157 20,371
N-able, Inc. (a) ......................................................... 63,636 253
Napco Security Technologies, Inc. ........................................... 9,442 342
NetApp, Inc. .......................................................... 17,228 3,192
NetScout Systems, Inc. (a) ................................................. 6,264 243
NVIDIA Corp. ......................................................... 325,114 71,779

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
OneSpan, Inc. ......................................................... 12,842 $ 212
Photronics, Inc. (a) ...................................................... 4,857 137
Progress Software Corp. (a) ................................................ 6,263 290
QUALCOMM, Inc. ..................................................... 31,699 5,404
Qualys, Inc. (a) ......................................................... 1,843 343
Rambus, Inc. (a) ........................................................ 1,963 170
Rapid7, Inc. (a) ......................................................... 21,575 290
Red Violet, Inc. (a) ...................................................... 3,095 226
Salesforce, Inc. ........................................................ 3,108 800
Sandisk Corp. (a) ....................................................... 3,783 5,927
Sanmina Corp. (a) ....................................................... 1,033 203
ScanSource, Inc. (a) ..................................................... 5,978 341
Teradata Corp. (a) ....................................................... 12,496 362
Texas Instruments, Inc. ................................................... 10,059 2,624
Western Digital Corp. .................................................... 8,084 3,642
300,865
Materials (0.9%):
Cabot Corp. ........................................................... 3,083 255
Century Aluminum Co. (a) ................................................. 2,147 98
CF Industries Holdings, Inc. ............................................... 42,512 5,528
Commercial Metals Co. .................................................. 7,755 523
CRH PLC ............................................................ 10,895 1,027
Graphic Packaging Holding Co. ............................................ 7,676 86
Greif, Inc. , Class A ...................................................... 3,244 269
Hawkins, Inc. ......................................................... 1,512 182
Ingevity Corp. (a) ....................................................... 4,312 299
LyondellBasell Industries NV , Class A ........................................ 6,059 394
Newmont Corp. ........................................................ 55,337 6,976
Nucor Corp. ........................................................... 18,647 4,655
PPG Industries, Inc. ..................................................... 3,694 414
Reliance, Inc. .......................................................... 1,417 544
Ryerson Holding Corp. ................................................... 9,530 239
Steel Dynamics, Inc. ..................................................... 17,914 4,167
SunCoke Energy, Inc. .................................................... 24,126 249
Sylvamo Corp. ......................................................... 8,338 300
The Mosaic Co. ........................................................ 9,931 240
United States Lime & Minerals, Inc. ......................................... 2,320 274
26,719
Real Estate (0.2%):
Alpine Income Property Trust, Inc. .......................................... 7,582 148
American Assets Trust, Inc. ................................................ 7,769 174
Apple Hospitality REIT, Inc. ............................................... 16,031 256
CBL & Associates Properties, Inc. ........................................... 2,517 138
Chatham Lodging Trust .................................................. 12,678 165
COPT Defense Properties ................................................. 7,129 257
CTO Realty Growth, Inc. ................................................. 7,421 158
DiamondRock Hospitality Co. .............................................. 13,492 166
Diversified Healthcare Trust ............................................... 24,136 183
Forestar Group, Inc. (a) ................................................... 5,404 153
Global Net Lease, Inc. ................................................... 22,799 209
Host Hotels & Resorts, Inc. ................................................ 16,085 353
Industrial Logistics Properties Trust .......................................... 15,858 131
InvenTrust Properties Corp. ............................................... 6,785 219
Kite Realty Group Trust .................................................. 12,126 313
LTC Properties, Inc. ..................................................... 5,074 205
One Liberty Properties, Inc. ............................................... 6,296 151
Outfront Media, Inc. ..................................................... 4,647 137
Phillips Edison & Co., Inc. ................................................ 7,981 308
RLJ Lodging Trust ...................................................... 16,674 184
Ryman Hospitality Properties, Inc. ........................................... 1,115 141
Saul Centers, Inc. ....................................................... 4,063 132
Summit Hotel Properties, Inc. .............................................. 26,741 156

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sunstone Hotel Investors, Inc. .............................................. 16,288 $ 182
The St. Joe Co. ........................................................ 1,803 119
Universal Health Realty Income Trust ........................................ 3,040 125
Urban Edge Properties ................................................... 10,647 225
Xenia Hotels & Resorts, Inc. ............................................... 9,561 179
5,267
Utilities (0.6%):
Black Hills Corp. ....................................................... 3,280 235
Duke Energy Corp. ...................................................... 4,579 549
Edison International ..................................................... 78,772 4,252
Eversource Energy ...................................................... 4,091 287
FirstEnergy Corp. ....................................................... 21,230 974
Genie Energy Ltd. , Class B ................................................ 13,774 204
Hallador Energy Co. (a) ................................................... 15,074 250
MGE Energy, Inc. ...................................................... 2,027 158
NRG Energy, Inc. ....................................................... 30,207 3,326
PG&E Corp. .......................................................... 260,463 3,456
Talen Energy Corp. (a) ................................................... 2,775 821
Vistra Corp. ........................................................... 24,919 3,423
17,935
Total Common Stocks (Cost $588,427)
a
a
a
847,349
Exchange-Traded Funds (34.5%)
Invesco DB Commodity Index Tracking Fund .................................. 256,100 8,016
Invesco RAFI Emerging Markets ETF (c) ...................................... 999,229 29,577
iShares Core MSCI Emerging Markets ETF .................................... 560,716 45,827
iShares Core S&P Small-Cap ETF ........................................... 496,016 71,684
iShares Core U.S. Aggregate Bond ETF ....................................... 781,490 76,125
iShares Core Universal USD Bond ETF ....................................... 1,494,335 67,918
iShares MSCI Canada ETF ................................................ 449,168 27,592
iShares MSCI Europe Financials ETF ........................................ 1,127,413 47,656
iShares MSCI Japan ETF ................................................. 232,728 22,314
iShares Russell 1000 Value ETF ............................................ 335,687 86,241
JP Morgan BetaBuilders Canada ETF ........................................ 260,470 27,579
Schwab Fundamental Emerging Markets Equity ETF (c) ........................... 1,359,440 57,260
Schwab Fundamental International Equity ETF ................................. 1,758,743 97,733
SPDR Gold Shares (a) .................................................... 36,138 14,760
State Street Real Estate Select Sector SPDR ETF ................................ 313,929 13,847
State Street SPDR S&P Biotech ETF (c) ....................................... 16,397 2,665
United States Oil Fund LP (a) (c) ............................................ 14,924 1,995
Vanguard FTSE All-World ex-US ETF ........................................ 452,917 38,611
Vanguard FTSE Developed Markets ETF ...................................... 1,793,020 130,747
Vanguard FTSE Europe ETF ............................................... 547,769 50,209
Vanguard Mortgage-Backed Securities ETF .................................... 304,687 14,055
Vanguard Real Estate ETF ................................................ 102,592 9,894
Vanguard Total Bond Market ETF ........................................... 579,006 41,827
Vanguard Total Stock Market ETF ........................................... 202,006 76,389
Total Exchange-Traded Funds (Cost $788,433)
a
a
a
1,060,521
Affiliated Exchange-Traded Funds (37.5%)
VictoryShares Core Intermediate Bond ETF .................................... 8,400,445 386,821
VictoryShares Core Plus Bond ETF .......................................... 15,794,160 337,442
VictoryShares Emerging Markets Value Momentum ETF .......................... 501,853 30,370
VictoryShares Free Cash Flow Growth ETF (a) (c) ................................ 3,667,525 124,737
VictoryShares International Free Cash Flow ETF ................................ 2,851,784 105,830
VictoryShares International Free Cash Flow Growth ETF .......................... 3,516,398 118,200
VictoryShares Short-Term Bond ETF ......................................... 991,350 50,014
Total Affiliated Exchange-Traded Funds (Cost $1,144,009)
a
a
a
1,153,414

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Mutual Funds (0.3%)
Victory Trivalent Emerging Markets Small Capital Fund, Class Y (a) .................. 525,000 $ 10,453
Total Affiliated Mutual Funds (Cost $10,500)
a
a
a
10,453
Short-Term Investments (0.4%)
Collateral for Securities Loaned (0.4%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (d) ........ 2,813,313 2,813
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (d) ............ 2,813,313 2,814
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (d) ............... 2,813,313 2,813
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .58% (d) . 2,813,313 2,813
11,253
Total Short-Term Investments (Cost $11,253)
a
a
a
11,253
Total Investments (Cost $2,542,622) — 100.2% 3,082,990
Liabilities in excess of other assets —  (0.2)% (5,274)
NET ASSETS — 100.00% $ 3,077,716
At August 31, 2026, the Fund's investments in foreign securities were 27.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on August 31, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
24
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (16.3%)
Communication Services (1.0%):
AT&T, Inc. ........................................................... 17,438 $ 451
Comcast Corp. , Class A .................................................. 13,016 347
Meta Platforms, Inc. , Class A .............................................. 1,317 754
Verizon Communications, Inc. .............................................. 9,354 468
2,020
Consumer Discretionary (0.7%):
Booking Holdings, Inc. ................................................... 2,223 443
Darden Restaurants, Inc. .................................................. 880 188
Expedia Group, Inc. ..................................................... 687 218
Las Vegas Sands Corp. ................................................... 3,875 170
NIKE, Inc. , Class B ..................................................... 461 18
Tapestry, Inc. .......................................................... 909 112
The Home Depot, Inc. ................................................... 980 321
1,470
Consumer Staples (1.0%):
Altria Group, Inc. ....................................................... 9,411 644
Kimberly-Clark Corp. .................................................... 2,434 263
PepsiCo, Inc. .......................................................... 2,322 326
Philip Morris International, Inc. ............................................. 1,275 239
Sysco Corp. ........................................................... 2,601 211
Target Corp. .......................................................... 1,584 255
The Clorox Co. ........................................................ 1,571 153
2,091
Energy (0.3%):
EOG Resources, Inc. .................................................... 1,090 158
Marathon Petroleum Corp. ................................................ 1,466 547
705
Financials (2.7%):
American Express Co. ................................................... 878 290
Ameriprise Financial, Inc. ................................................. 736 407
Blackstone, Inc. ........................................................ 1,605 230
Everest Group Ltd. ...................................................... 314 117
Interactive Brokers Group, Inc. , Class A ....................................... 5,427 528
JPMorgan Chase & Co. .................................................. 4,287 1,526
PayPal Holdings, Inc. .................................................... 9,225 486
The Goldman Sachs Group, Inc. ............................................ 1,107 1,136
The Progressive Corp. ................................................... 5,063 1,104
5,824
Health Care (2.1%):
AbbVie, Inc. .......................................................... 3,145 806
Bristol-Myers Squibb Co. ................................................. 7,438 497
Cardinal Health, Inc. .................................................... 1,775 417
CVS Health Corp. ...................................................... 3,709 348
Gilead Sciences, Inc. .................................................... 2,606 381
Merck & Co., Inc. ...................................................... 4,586 678
Pfizer, Inc. ............................................................ 39,583 1,127
The Cigna Group ....................................................... 315 87
4,341
Industrials (1.1%):
A.O. Smith Corp. ....................................................... 913 54
Automatic Data Processing, Inc. ............................................ 395 113
Caterpillar, Inc. ........................................................ 1,031 822
Cummins, Inc. ......................................................... 130 74
Delta Air Lines, Inc. ..................................................... 5,244 409
Lockheed Martin Corp. ................................................... 380 213
Masco Corp. .......................................................... 1,609 116
Otis Worldwide Corp. .................................................... 2,305 164
Paychex, Inc. .......................................................... 158 20

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
United Parcel Service, Inc. , Class B .......................................... 3,256 $ 340
2,325
Information Technology (6.7%):
Accenture PLC , Class A .................................................. 1,657 315
Apple, Inc. ........................................................... 5,892 1,867
Applied Materials, Inc. ................................................... 2,124 974
Broadcom, Inc. ........................................................ 3,429 1,270
Cisco Systems, Inc. ..................................................... 4,239 468
Cognizant Technology Solutions Corp. , Class A ................................. 3,339 216
Dell Technologies, Inc. , Class C ............................................ 596 272
HP, Inc. .............................................................. 2,031 61
KLA Corp. ........................................................... 3,755 659
Lam Research Corp. ..................................................... 1,251 377
Microsoft Corp. ........................................................ 3,482 1,766
NetApp, Inc. .......................................................... 1,513 280
NVIDIA Corp. ......................................................... 15,441 3,409
NXP Semiconductors NV ................................................. 845 190
QUALCOMM, Inc. ..................................................... 3,187 543
Salesforce, Inc. ........................................................ 4,944 1,273
TE Connectivity PLC .................................................... 886 182
14,122
Materials (0.3%):
LyondellBasell Industries NV , Class A ........................................ 1,879 122
Newmont Corp. ........................................................ 4,067 513
635
Real Estate (0.1%):
Crown Castle, Inc. ...................................................... 792 60
Equinix, Inc. .......................................................... 122 128
Prologis, Inc. .......................................................... 280 39
Welltower, Inc. ......................................................... 131 31
258
Utilities (0.3%):
Eversource Energy ...................................................... 4,888 343
FirstEnergy Corp. ....................................................... 4,477 205
NRG Energy, Inc. ....................................................... 1,508 166
714
Total Common Stocks (Cost $23,800)
a
a
a
34,505
Exchange-Traded Funds (38.6%)
Invesco DB Commodity Index Tracking Fund .................................. 22,900 717
Invesco RAFI Developed Markets ex-US ETF (a) ................................ 30,174 2,395
Invesco RAFI Emerging Markets ETF (a) ...................................... 30,630 907
iShares Core MSCI Emerging Markets ETF .................................... 20,321 1,661
iShares Core S&P 500 ETF ................................................ 4,262 3,285
iShares Core S&P Small-Cap ETF ........................................... 27,290 3,944
iShares Core U.S. Aggregate Bond ETF ....................................... 104,003 10,131
iShares Core Universal USD Bond ETF ....................................... 273,400 12,426
iShares MSCI Canada ETF ................................................ 27,154 1,668
iShares MSCI Europe Financials ETF ........................................ 19,441 822
iShares MSCI International Momentum Factor ETF .............................. 50,325 2,680
iShares MSCI International Quality Factor ETF ................................. 50,867 2,618
iShares MSCI Japan ETF ................................................. 14,637 1,403
iShares Russell 1000 Value ETF ............................................ 17,266 4,436
JP Morgan BetaBuilders Canada ETF ........................................ 15,746 1,667
Schwab Fundamental Emerging Markets Equity ETF ............................. 31,234 1,316
Schwab Fundamental International Equity ETF ................................. 74,193 4,123
Schwab Fundamental International Small Equity ETF (a) ........................... 32,700 1,675
SPDR Gold Shares (b) .................................................... 2,632 1,075
State Street SPDR S&P Emerging Markets Small Cap ETF (a) ....................... 7,496 551
United States Oil Fund LP (a) (b) ............................................ 1,396 187
Vanguard FTSE All-World ex-US ETF ........................................ 28,013 2,388

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Vanguard FTSE Developed Markets ETF ...................................... 28,544 $ 2,081
Vanguard FTSE Europe ETF ............................................... 28,878 2,647
Vanguard Real Estate ETF (a) .............................................. 15,554 1,500
Vanguard Short-Term Corporate Bond ETF .................................... 10,471 822
Vanguard Small-Cap Value ETF ............................................ 8,408 2,062
Vanguard Total Bond Market ETF ........................................... 93,603 6,762
Vanguard Total Stock Market ETF ........................................... 10,709 4,050
Total Exchange-Traded Funds (Cost $66,106)
a
a
a
81,999
Affiliated Exchange-Traded Funds (44.5%)
VictoryShares Core Intermediate Bond ETF .................................... 805,047 37,070
VictoryShares Core Plus Bond ETF .......................................... 1,624,138 34,700
VictoryShares Emerging Markets Value Momentum ETF .......................... 50,870 3,078
VictoryShares Free Cash Flow Growth ETF (b) .................................. 210,807 7,170
VictoryShares International Free Cash Flow ETF ................................ 43,902 1,629
VictoryShares International Free Cash Flow Growth ETF .......................... 140,953 4,738
VictoryShares Short-Term Bond ETF ......................................... 122,116 6,161
Total Affiliated Exchange-Traded Funds (Cost $99,230)
a
a
a
94,546
Short-Term Investments (1.0%)
Collateral for Securities Loaned (1.0%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (c) ........ 533,330 533
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (c) ............ 533,330 534
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (c) ............... 533,330 533
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .58% (c) . 533,330 533
2,133
Total Short-Term Investments (Cost $2,133)
a
a
a
2,133
Total Investments (Cost $191,269) — 100.4% 213,183
Liabilities in excess of other assets —  (0.4)% (817)
NET ASSETS — 100.00% $ 212,366
At August 31, 2026, the Fund's investments in foreign securities were 19.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rate disclosed is the daily yield on August 31, 2026.
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
August 31, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Aggressive Fund
Victory
Cornerstone
Conservative Fund
Victory
Cornerstone Equity
Fund
Assets:
Affiliated investments, at value (Cost $108,193, $245,097 and $230,012) $ 119,746 $ 259,297 $ 379,836
Unaffiliated investments, at value (Cost $260,741, $— and $44) 370,787 (a) — 44 (b)
Cash 2,203 3,113 2,323
Futures contracts collateral 125 — —
Receivables:
Dividends, interest, and securities lending income 93 5 7
Capital shares issued 208 74 270
Investments sold 82 — —
From Adviser for ETF reimbursements 107 — —
Prepaid expenses 23 26 27
Total Assets 493,374 262,515 382,507
Liabilities:
Payables:
Collateral received on loaned securities 8,481 — 44
Capital shares redeemed 315 140 230
Accrued expenses and other payables:
Investment advisory fees 248 — —
Administration fees 62 — —
Custodian fees 4 1 1
Transfer agent fees 73 2 3
Compliance fees — (c) — (c) — (c)
Trustees' fees 1 1 1
Other accrued expenses 44 36 36
Total Liabilities 9,228 180 315
Commitments and contingencies (Note 4 )
Net Assets:
Capital 335,452 245,584 222,523
Total accumulated earnings (loss) 148,694 16,751 159,669
Net Assets $ 484,146 $ 262,335 $ 382,192
Shares (unlimited number of shares authorized with no par value): 28,253 22,631 15,703
Net asset value, offering and redemption price per share:(d) $ 17.14 $ 11.59 $ 24.34
(a) Includes $8,145 thousand of securities on loan.
(b) Includes $43 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
August 31, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Moderate Fund
Victory
Cornerstone
Moderately
Aggressive Fund
Victory
Cornerstone
Moderately
Conservative Fund
Assets:
Affiliated investments, at value (Cost $511,514, $1,154,509 and $99,230) $ 502,123 $ 1,163,867 $ 94,546
Unaffiliated investments, at value (Cost $574,122, $1,388,113 and $92,039) 765,896 (a) 1,919,123 (b) 118,637 (c)
Cash 5,723 7,885 1,331
Futures contracts collateral 156 138 104
Receivables:
Dividends, interest, and securities lending income 131 538 35
Capital shares issued 350 315 61
From Adviser for ETF reimbursements 430 1,001 77
Reclaims — 1 —
Prepaid expenses 31 38 17
Total Assets 1,274,840 3,092,906 214,808
Liabilities:
Payables:
Collateral received on loaned securities 12,787 11,253 2,133
Capital shares redeemed 872 1,528 120
Accrued expenses and other payables:
Investment advisory fees 635 1,550 90
Administration fees 161 386 27
Custodian fees 10 21 2
Transfer agent fees 151 363 29
Compliance fees 1 2 — (d)
Trustees' fees 1 — (d) 1
Other accrued expenses 54 87 40
Total Liabilities 14,672 15,190 2,442
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,035,687 2,363,312 180,449
Total accumulated earnings (loss) 224,481 714,404 31,917
Net Assets $ 1,260,168 $ 3,077,716 $ 212,366
Shares (unlimited number of shares authorized with no par value): 73,925 101,099 16,539
Net asset value, offering and redemption price per share:(e) $ 17.05 $ 30.44 $ 12.84
(a) Includes $12,240 thousand of securities on loan.
(b) Includes $10,961 thousand of securities on loan.
(c) Includes $2,069 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended August 31, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Aggressive Fund
Victory
Cornerstone
Conservative Fund
Victory
Cornerstone Equity
Fund
Investment Income:
Dividends from affiliated investments $ 1,474 $ 4,788 $ 1,607
Dividends from unaffiliated investments 2,626 — —
Interest from unaffiliated investments 40 22 30
Securities lending (net of fees) 45 2 6
Foreign tax withholding (4) — —
Total Income 4,181 4,812 1,643
Expenses:
Investment advisory fees 1,412 — —
Administration fees — Fund Shares 353 — —
Sub-Administration fees 35 7 7
Custodian fees 13 3 4
Transfer agent fees — Fund Shares 401 5 6
Trustees' fees 24 24 24
Compliance fees 2 1 1
Printing fees 20 13 16
Legal and audit fees 29 27 28
State registration and filing fees 17 18 19
Interfund lending fees — — (a) —
Other expenses 10 6 8
Total Expenses 2,316 104 113
Expenses waived/reimbursed by Adviser (204) — —
Net Expenses 2,112 104 113
Net Investment Income (Loss) 2,069 4,708 1,530
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — 369 — (a)
Net realized gains (losses) from unaffiliated investment securities 14,707 — —
Net change in unrealized appreciation/depreciation on affiliated investment securities 6,640 606 39,841
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 12,925 — —
Net realized/unrealized gains (losses) on investments 34,272 975 39,841
Change in net assets resulting from operations $ 36,341 $ 5,683 $ 41,371
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended August 31, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Moderate Fund
Victory
Cornerstone
Moderately
Aggressive Fund
Victory
Cornerstone
Moderately
Conservative Fund
Investment Income:
Dividends from affiliated investments $ 9,046 $ 19,056 $ 1,863
Dividends from unaffiliated investments 7,201 16,433 1,174
Interest from unaffiliated investments 118 193 22
Securities lending (net of fees) 76 210 21
Foreign tax withholding (6) (32) — (a)
Total Income 16,435 35,860 3,080
Expenses:
Investment advisory fees 3,685 8,948 504
Administration fees — Fund Shares 937 2,275 151
Sub-Administration fees 27 43 27
Custodian fees 30 64 7
Transfer agent fees — Fund Shares 789 1,880 160
Trustees' fees 24 25 24
Compliance fees 5 12 1
Printing fees 31 67 13
Legal and audit fees 29 29 29
State registration and filing fees 20 25 12
Interfund lending fees — 2 —
Line of credit fees — — (a) — (a)
Other expenses 39 86 10
Total Expenses 5,616 13,456 938
Expenses waived/reimbursed by Adviser (854) (1,955) (151)
Net Expenses 4,762 11,501 787
Net Investment Income (Loss) 11,673 24,359 2,293
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities 22,710 91,754 6,942
Net change in unrealized appreciation/depreciation on affiliated investment securities 2,728 18,098 (1,160)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 17,949 41,208 242
Net realized/unrealized gains (losses) on investments 43,387 151,060 6,024
Change in net assets resulting from operations $ 55,060 $ 175,419 $ 8,317
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Aggressive
Fund
Victory Cornerstone
Conservative Fund
Victory Cornerstone Equity
Fund
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,069 $ 6,036 $ 4,708 $ 8,687 $ 1,530 $ 5,797
Net realized gains (losses) 14,707 37,822 369 2,524 — (a) 12,764
Net change in unrealized appreciation/
depreciation 19,565 40,154 606 12,659 39,841 49,645
Change in net assets resulting from
operations 36,341 84,012 5,683 23,870 41,371 68,206
Change in net assets resulting from
distributions to shareholders — (44,282) (4,268) (10,901) — (15,049)
Change in net assets resulting from capital
transactions (11,991) 27,640 9,886 28,171 10,330 24,227
Change in net assets 24,350 67,370 11,301 41,140 51,701 77,384
Net Assets:
Beginning of period 459,796 392,426 251,034 209,894 330,491 253,107
End of period $ 484,146 $ 459,796 $ 262,335 $ 251,034 $ 382,192 $ 330,491
Capital Transactions:
Proceeds from shares issued $ 24,927 $ 41,411 $ 32,165 $ 63,151 $ 36,116 $ 48,657
Distributions reinvested — 44,152 4,219 10,804 (2) 15,012
Cost of shares redeemed (36,918) (57,923) (26,498) (45,784) (25,784) (39,442)
Change in net assets resulting from capital
transactions $ (11,991) $ 27,640 $ 9,886 $ 28,171 $ 10,330 $ 24,227
Share Transactions:
Issued 1,533 2,694 2,805 5,646 1,595 2,422
Reinvested — 2,898 370 971 — 728
Redeemed (2,263) (3,779) (2,316) (4,123) (1,142) (2,002)
Change in Shares (730) 1,813 859 2,494 453 1,148
(a) Rounds to less than $1 thousand.

32
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Cornerstone Moderate
Fund
Victory Cornerstone Moderately
Aggressive Fund
Victory Cornerstone Moderately
Conservative Fund
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 11,673 $ 25,677 $ 24,359 $ 56,087 $ 2,293 $ 4,549
Net realized gains (losses) 22,710 75,114 91,754 218,503 6,942 7,436
Net change in unrealized appreciation/
depreciation 20,677 82,069 59,306 212,541 (918) 14,535
Change in net assets resulting from
operations 55,060 182,860 175,419 487,131 8,317 26,520
Change in net assets resulting from
distributions to shareholders (7,636) (101,556) — (279,079) (1,502) (6,384)
Change in net assets resulting from capital
transactions (27,629) 28,211 (102,101) 93,453 9,999 (2,767)
Change in net assets 19,795 109,515 73,318 301,505 16,814 17,369
Net Assets:
Beginning of period 1,240,373 1,130,858 3,004,398 2,702,893 195,552 178,183
End of period $ 1,260,168 $ 1,240,373 $ 3,077,716 $ 3,004,398 $ 212,366 $ 195,552
Capital Transactions:
Proceeds from shares issued $ 50,518 $ 81,608 $ 91,274 $ 164,734 $ 22,057 $ 16,574
Distributions reinvested 7,579 100,971 — 276,350 1,492 6,347
Cost of shares redeemed (85,726) (154,368) (193,375) (347,631) (13,550) (25,688)
Change in net assets resulting from capital
transactions $ (27,629) $ 28,211 $ (102,101) $ 93,453 $ 9,999 $ (2,767)
Share Transactions:
Issued 3,049 5,119 3,122 5,882 1,751 1,420
Reinvested 454 6,376 — 9,942 119 542
Redeemed (5,163) (9,700) (6,611) (12,439) (1,084) (2,217)
Change in Shares (1,660) 1,795 (3,489) 3,385 786 (255)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
33
See notes to financial statements.
Victory Cornerstone Aggressive Fund
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $15.86 $14.44 $14.25 $12.60 $13.55 $15.31 $11.74
Investment Activities:
Net investment income (loss)(b) 0.07 0.22 0.23 0.22 0.18 0.17 0.12
Net realized and unrealized gains
(losses) 1.21 2.87 1.11 1.70 (0.54) (0.66) 3.71
Total from Investment
Activities 1.28 3.09 1.34 1.92 (0.36) (0.49) 3.83
Distributions to Shareholders from:
Net investment income — (0.21) (0.26) (0.27) (0.08) (0.17) (0.18)
Net realized gains — (1.46) (0.89) — (0.51) (1.10) (0.08)
Total Distributions — (1.67) (1.15) (0.27) (0.59) (1.27) (0.26)
Net Asset Value, End of Period $17.14 $15.86 $14.44 $14.25 $12.60 $13.55 $15.31
Total Return(c)(d) 8.07% 22.02% 9.42% 15.33% (2.65)% (3.84)% 32.91%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.90% 0.95% 1.03% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)
(e)(g) 0.88% 1.45% 1.51% 1.68% 1.86% 1.11% 0.88%
Gross Expenses(e)(f) 0.98% 1.02% 1.07% 1.14% 1.15% 1.12% 1.17%
Supplemental Data:
Net Assets at end of period
(000's) $484,146 $459,796 $392,426 $379,275 $346,144 $361,083 $387,496
Portfolio Turnover(c) 25% 79% 72% 57% 60% 43% 64%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Cornerstone Conservative Fund
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $11.53 $10.89 $10.53 $10.11 $10.70 $11.86 $10.96
Investment Activities:
Net investment income (loss)(b) 0.21 0.43 0.43 0.38 0.24 0.31 0.30
Net realized and unrealized gains
(losses) 0.04 0.75 0.41 0.43 (0.46) (1.01) 1.03
Total from Investment
Activities 0.25 1.18 0.84 0.81 (0.22) (0.70) 1.33
Distributions to Shareholders from:
Net investment income (0.19) (0.43) (0.45) (0.39) (0.19) (0.31) (0.31)
Net realized gains — (0.11) (0.03) — (0.18) (0.15) (0.12)
Total Distributions (0.19) (0.54) (0.48) (0.39) (0.37) (0.46) (0.43)
Net Asset Value, End of Period $11.59 $11.53 $10.89 $10.53 $10.11 $10.70 $11.86
Total Return(c)(d) 2.24% 11.12% 8.14% 8.24% (2.00)% (6.19)% 12.28%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.08% 0.09% 0.10% 0.10% 0.10% 0.08% 0.10%
Net Investment Income (Loss)
(e)(g) 3.70% 3.88% 3.98% 3.73% 3.09% 2.68% 2.61%
Gross Expenses(e)(f) 0.08% 0.09% 0.10% 0.10% 0.12% 0.08% 0.10%
Supplemental Data:
Net Assets at end of period
(000's) $262,335 $251,034 $209,894 $207,781 $207,514 $223,137 $243,950
Portfolio Turnover(c) 1% 5% 7% 11% 2% 11% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.

35
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Cornerstone Equity Fund
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $21.67 $17.95 $16.33 $14.20 $15.59 $17.44 $13.28
Investment Activities:
Net investment income (loss)(b) 0.10 0.41 0.44 0.32 0.23 0.52 0.27
Net realized and unrealized gains
(losses) 2.57 4.35 1.75 2.61 (0.68) (1.56) 5.16
Total from Investment
Activities 2.67 4.76 2.19 2.93 (0.45) (1.04) 5.43
Distributions to Shareholders from:
Net investment income — (0.41) (0.42) (0.33) (0.25) (0.59) (0.20)
Net realized gains — (0.63) (0.15) (0.47) (0.69) (0.22) (1.07)
Total Distributions — (1.04) (0.57) (0.80) (0.94) (0.81) (1.27)
Net Asset Value, End of Period $24.34 $21.67 $17.95 $16.33 $14.20 $15.59 $17.44
Total Return(c)(d) 12.32% 26.90% 13.47% 20.92% (2.66)% (6.41)% 42.26%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.06% 0.07% 0.09% 0.10% 0.10% 0.09% 0.10%
Net Investment Income (Loss)
(e)(g) 0.87% 2.05% 2.52% 2.12% 2.15% 3.04% 1.74%
Gross Expenses(e)(f) 0.06% 0.07% 0.09% 0.10% 0.12% 0.09% 0.11%
Supplemental Data:
Net Assets at end of period
(000's) $382,192 $330,491 $253,107 $228,945 $198,226 $207,909 $232,236
Portfolio Turnover(c) 0% 17% 11% 14% 6% 12% 5%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Cornerstone Moderate Fund
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $16.41 $15.33 $15.05 $13.83 $14.90 $16.96 $14.24
Investment Activities:
Net investment income (loss)(b) 0.16 0.35 0.35 0.32 0.21 0.21 0.20
Net realized and unrealized gains
(losses) 0.58 2.15 0.85 1.12 (0.66) (1.11) 2.76
Total from Investment
Activities 0.74 2.50 1.20 1.44 (0.45) (0.90) 2.96
Distributions to Shareholders from:
Net investment income (0.10) (0.35) (0.47) (0.22) (0.17) (0.23) (0.21)
Net realized gains — (1.07) (0.45) — (0.45) (0.93) (0.03)
Total Distributions (0.10) (1.42) (0.92) (0.22) (0.62) (1.16) (0.24)
Net Asset Value, End of Period $17.05 $16.41 $15.33 $15.05 $13.83 $14.90 $16.96
Total Return(c)(d) 4.54% 16.79% 8.12% 10.54% (3.01)% (5.82)% 21.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.76% 0.79% 0.83% 0.86% 0.87% 0.87% 0.97%
Net Investment Income (Loss)
(e)(g) 1.87% 2.20% 2.25% 2.22% 2.04% 1.28% 1.29%
Gross Expenses(e)(f) 0.90% 0.92% 0.94% 0.96% 0.98% 0.95% 0.98%
Supplemental Data:
Net Assets at end of period
(000's) $1,260,168 $1,240,373 $1,130,858 $1,116,633 $1,075,327 $1,139,908 $1,265,532
Portfolio Turnover(c) 15% 74% 58% 51% 47% 47% 53%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.

37
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Cornerstone Moderately Aggressive Fund
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $28.73 $26.71 $26.34 $24.00 $25.76 $29.45 $24.10
Investment Activities:
Net investment income (loss)(b) 0.24 0.56 0.55 0.52 0.37 0.36 0.32
Net realized and unrealized gains
(losses) 1.47 4.32 1.69 2.36 (1.11) (1.77) 5.56
Total from Investment
Activities 1.71 4.88 2.24 2.88 (0.74) (1.41) 5.88
Distributions to Shareholders from:
Net investment income — (0.54) (0.70) (0.54) (0.23) (0.35) (0.37)
Net realized gains — (2.32) (1.17) — (0.79) (1.93) (0.16)
Total Distributions — (2.86) (1.87) (0.54) (1.02) (2.28) (0.53)
Net Asset Value, End of Period $30.44 $28.73 $26.71 $26.34 $24.00 $25.76 $29.45
Total Return(c)(d) 5.95% 18.81% 8.60% 12.07% (2.87)% (5.43)% 24.58%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.76% 0.81% 0.84% 0.87% 0.88% 0.88% 0.96%
Net Investment Income (Loss)
(e)(g) 1.61% 2.00% 2.01% 2.08% 2.04% 1.26% 1.18%
Gross Expenses(e)(f) 0.89% 0.91% 0.92% 0.95% 0.96% 0.93% 0.97%
Supplemental Data:
Net Assets at end of period
(000's) $3,077,716 $3,004,398 $2,702,893 $2,674,319 $2,549,840 $2,720,065 $3,026,975
Portfolio Turnover(c) 23% 79% 67% 52% 49% 44% 64%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Cornerstone Moderately Conservative Fund
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $12.41 $11.13 $10.62 $10.12 $11.23 $12.74 $11.14
Investment Activities:
Net investment income (loss)(b) 0.14 0.29 0.28 0.25 0.17 0.15 0.16
Net realized and unrealized gains
(losses) 0.39 1.40 0.45 0.51 (0.54) (0.85) 1.64
Total from Investment
Activities 0.53 1.69 0.73 0.76 (0.37) (0.70) 1.80
Distributions to Shareholders from:
Net investment income (0.10) (0.37) (0.22) (0.26) (0.13) (0.17) (0.17)
Net realized gains — (0.04) — — (0.61) (0.64) (0.03)
Total Distributions (0.10) (0.41) (0.22) (0.26) (0.74) (0.81) (0.20)
Net Asset Value, End of Period $12.84 $12.41 $11.13 $10.62 $10.12 $11.23 $12.74
Total Return(c)(d) 4.25% 15.45% 6.93% 7.57% (3.31)% (5.95)% 16.30%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.78% 0.84% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)
(e)(g) 2.27% 2.49% 2.53% 2.41% 2.13% 1.23% 1.35%
Gross Expenses(e)(f) 0.93% 0.98% 1.03% 1.04% 1.05% 1.00% 1.02%
Supplemental Data:
Net Assets at end of period
(000's) $212,366 $195,552 $178,183 $180,829 $184,724 $200,344 $221,892
Portfolio Turnover(c) 17% 72% 48% 51% 43% 61% 52%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.

Notes to Financial Statements
August 31, 2026
Victory Portfolios III
39
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following six funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts, are
valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, or otherwise at the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name)
Victory Cornerstone Aggressive Fund Cornerstone Aggressive Fund
Victory Cornerstone Conservative Fund Cornerstone Conservative Fund
Victory Cornerstone Equity Fund Cornerstone Equity Fund
Victory Cornerstone Moderate Fund Cornerstone Moderate Fund
Victory Cornerstone Moderately Aggressive Fund Cornerstone Moderately Aggressive Fund
Victory Cornerstone Moderately Conservative Fund Cornerstone Moderately Conservative Fund

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
40
(Unaudited)
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of August 31, 2026, there were no significant transfers into or out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Level 1 Level 2 Level 3 Total
Cornerstone Aggressive Fund
Common Stocks ............................................... $ 164,916 $ — $ — $ 164,916
Exchange-Traded Funds ......................................... 197,390 — — 197,390
Affiliated Exchange-Traded Funds .................................. 117,456 — — 117,456
Affiliated Mutual Funds ......................................... 2,290 — — 2,290
Short-Term Investments ......................................... 8,481 — — 8,481
Total ....................................................... $ 490,533 $ — $ — $ 490,533
Cornerstone Conservative Fund
Affiliated Exchange-Traded Funds .................................. 96,542 — — 96,542
Affiliated Mutual Funds ......................................... 162,755 — — 162,755
Total ....................................................... $ 259,297 $ — $ — $ 259,297
Cornerstone Equity Fund
Affiliated Exchange-Traded Funds .................................. 175,184 — — 175,184
Affiliated Mutual Funds .......................................... 204,652 — — 204,652
Short-Term Investments ......................................... 44 — — 44
Total ....................................................... $ 379,880 $ — $ — $ 379,880
Cornerstone Moderate Fund
Common Stocks ............................................... 258,861 — — 258,861
Exchange-Traded Funds ......................................... 494,248 — — 494,248
Affiliated Exchange-Traded Funds .................................. 499,385 — — 499,385
Affiliated Mutual Funds ......................................... 2,738 — — 2,738
Short-Term Investments ......................................... 12,787 — — 12,787
Total ....................................................... $ 1,268,019 $ — $ — $ 1,268,019
Cornerstone Moderately Aggressive Fund
Common Stocks ............................................... 847,349 — — 847,349
Exchange-Traded Funds ......................................... 1,060,521 — — 1,060,521
Affiliated Exchange-Traded Funds .................................. 1,153,414 — — 1,153,414
Affiliated Mutual Funds ......................................... 10,453 — — 10,453
Short-Term Investments ......................................... 11,253 — — 11,253
Total ....................................................... $ 3,082,990 $ — $ — $ 3,082,990
Cornerstone Moderately Conservative Fund
Common Stocks ............................................... 34,505 — — 34,505
Exchange-Traded Funds ......................................... 81,999 — — 81,999
Affiliated Exchange-Traded Funds .................................. 94,546 — — 94,546
Short-Term Investments ......................................... 2,133 — — 2,133
Total ....................................................... $ 213,183 $ — $ — $ 213,183

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
41
(Unaudited)
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs. A good faith margin deposit, known as initial margin, of cash or government securities must be made with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’ futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Futures contracts collateral.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans with collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’
Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral, and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand, and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of August 31, 2026 (amounts in thousands):

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
42
(Unaudited)
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statements of
Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2026, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Aggressive Fund ........................................ $ 8,145 $ — $ 8,481
Cornerstone Equity Fund ........................................... 43 — 44
Cornerstone Moderate Fund ......................................... 12,240 — 12,787
Cornerstone Moderately Aggressive Fund ............................... 10,961 — 11,253
Cornerstone Moderately Conservative Fund .............................. 2,069 — 2,133
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Aggressive Fund ................................................................. $ 117,872 $ 128,239
Cornerstone Conservative Fund ................................................................ 12,369 3,348
Cornerstone Equity Fund .................................................................... 10,932 —
Cornerstone Moderate Fund .................................................................. 187,935 211,797
Cornerstone Moderately Aggressive Fund ........................................................ 695,972 771,226
Cornerstone Moderately Conservative Fund ....................................................... 44,845 34,476

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
43
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2026, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and the implementation of new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2026, are reflected on the
Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Funds. VCTA provides transfer agent services to the Funds (excluding the Cornerstone Conservative and Cornerstone Equity Funds) based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the Cornerstone Conservative and Cornerstone Equity Funds, VCTA does not receive any fees from the Fund for these services. The Funds pay for out-of-pocket expenses incurred and are reflected on the Statements of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Fee Rate
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Annual
Charge
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . N/A
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
44
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business were excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
To the extent the Fund invests in an affiliated VCM ETF, the Adviser has contractually undertaken to waive all or a portion of the Fund’s advisory fee in amounts proportionate to any advisory fees it earns as an investment adviser to any affiliated ETF attributable to the Fund's investment in that ETF. These affiliated ETF advisory fee reimbursements are not available for recoupment.
For the period ended August 31, 2026, the Funds incurred reimbursable expenses, which consisted of affiliated ETF advisory fees for reimbursement. These expenses are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser, as detailed in the table below (amounts in thousands):
* For the period ended August 31, 2026, for each of the Funds listed, the entire reimbursed amount consisted of affiliated ETF advisory fees.
As of August 31, 2026, the Funds have receivables related to affiliated ETF reimbursable expenses from the Adviser, pursuant to the Fund’s expense limitation agreement. These receivables are reflected on the Statements of Assets and Liabilities as Receivables from Adviser for ETF reimbursements, as detailed in the table below (amounts in thousands):
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
As of August 31, 2026, the Funds had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2026.
In effect until
June 30, 2027
Cornerstone Aggressive Fund ............................................................................ 1.10%
Cornerstone Conservative Fund ........................................................................... 0.10%
Cornerstone Equity Fund ............................................................................... 0.10%
Cornerstone Moderate Fund ............................................................................. 1.00%
Cornerstone Moderately Aggressive Fund ................................................................... 0.98%
Cornerstone Moderately Conservative Fund .................................................................. 0.90%
Amount
Reimbursed*
Cornerstone Aggressive Fund ................................................................................................................. $ 204
Cornerstone Moderate Fund .................................................................................................................. 854
Cornerstone Moderately Aggressive Fund .................................................................................................... 1 , 955
Cornerstone Moderately Conservative Fund .................................................................................................. 151
Receivable
Cornerstone Aggressive Fund ................................................................................................................. $ 107
Cornerstone Moderate Fund .................................................................................................................. 430
Cornerstone Moderately Aggressive Fund .................................................................................................... 1 , 001
Cornerstone Moderately Conservative Fund .................................................................................................. 77

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
45
(Unaudited)
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Affiliated Funds Risk — The risks of the Fund(s) directly correspond to the risks of the underlying affiliated funds in which the Fund(s) invest.
By investing in the underlying affiliated funds, the Funds have exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund(s) varies according to each Fund’s (or Funds’) asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund(s) also are subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Tactical Allocation Risk — The Fund(s) has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s (or Funds’) managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund(s) bears the risk that the managers’ tactical allocation will not be successful.
Equity Securities Risk — The Funds may invest in underlying affiliated funds that invest in equity securities. The values of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, tariffs, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.
Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Debt Securities Risk  — The Fund(s) may invest in underlying affiliated funds that invest in debt securities or other income-producing securities.
The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
Derivatives Risk — The Funds may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Funds will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Funds’ market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Funds.
In addition, current regulations may limit the Funds’ ability to invest in derivatives.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
46
(Unaudited)
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended August 31, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended August 31, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2026.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent
Amount
Outstanding at
February 28, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Moderately Aggressive Fund ....................... $ — $ 7,000 5.42% $ 7,000
Borrower or
Lender
Amount
Outstanding at
August 31, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Conservative Fund ...................... Borrower $ — $ 762 4.18% $ 824
Cornerstone Moderately Aggressive Fund .............. Borrower — 1,486 4.12% 2,895
Declared Paid
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
47
(Unaudited)
dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2026, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form
N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended August 31, 2026, were as follows (amounts in thousands, except shares):
Amount
Cornerstone Moderately Conservative Fund .................................................................. $ (4,297)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Aggressive
Fund
Victory Trivalent Emerging
Markets Small Capital Fund,
Class Y .............. $ — $ 2,300 $ — $ — $ (10) $ 2,290 115,000 $ — $ —
VictoryShares Core
Intermediate Bond ETF ... 26,338 — — — (1,082) 25,256 548,471 553 —
VictoryShares Core Plus Bond
ETF ................. 22,460 — — — (893) 21,567 1,009,438 538 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 5,667 1,178 — — 25 6,870 113,519 72 —
VictoryShares Free Cash Flow
Growth ETF ........... 21,340 — — — 4,875 26,215 770,818 — —
VictoryShares International
Free Cash Flow ETF ..... 12,065 2,556 — — 2,307 16,928 456,170 146 —
VictoryShares International
Free Cash Flow Growth ETF 9,372 4,559 — — 1,485 15,416 458,612 48 —
VictoryShares Short-Term
Bond ETF ............ 5,271 — — — (67) 5,204 103,145 117 —
$ 102,513 $ 10,593 $ — $ — $ 6,640 $ 119,746 3,575,173 $ 1,474 $ —
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Conservative
Fund
Victory 500 Index Fund,
Reward Shares ......... $ 11,445 $ 49 $ (1,749) $ 156 $ 1,190 $ 11,091 118,840 $ 49 $ —
Victory Core Plus Bond Fund,
Institutional Shares ...... 57,329 5,125 — — (2,270) 60,184 6,657,496 1,395 —
Victory Emerging Markets
Fund, Institutional Shares . 7 — — — — 7 226 — —
Victory Government Securities
Fund, Institutional Shares . 28,790 1,651 — — (1,057) 29,384 3,346,658 568 —
Victory High Income Fund,
Institutional Shares ...... 10,451 378 — — (182) 10,647 1,565,769 378 —

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
48
(Unaudited)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Income Fund,
Institutional Shares ...... $ 18,265 $ 378 $ — $ — $ (651) $ 17,992 1,572,741 $ 379 $ —
Victory Income Stock Fund,
Institutional Shares ...... 1,952 15 — — 211 2,178 100,131 15 —
Victory International Fund,
Institutional Shares ...... 8,417 — (499) 35 232 8,185 231,805 — —
Victory Market Neutral Income
Fund, Class I .......... 14,053 1,325 — — 578 15,956 1,701,054 325 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 4,624 — — — 842 5,466 77,257 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 1,923 — — — (258) 1,665 29,235 — —
VictoryShares Core
Intermediate Bond ETF ... 26,994 — — — (1,109) 25,885 562,145 568 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 3,385 — — — (19) 3,366 55,618 35 —
VictoryShares Free Cash Flow
ETF ................. 3,643 — — — 1,360 5,003 90,000 18 —
VictoryShares Free Cash Flow
Growth ETF ........... 2,492 — — — 569 3,061 90,000 — —
VictoryShares International
Value Momentum ETF ... 6,921 — — — 342 7,263 93,597 129 —
VictoryShares Pioneer Asset-
Based Income ETF ...... 3,510 — — — (48) 3,462 140,000 109 —
VictoryShares Short-Term
Bond ETF ............ 33,178 3,763 — — (429) 36,512 723,734 744 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 1,336 — — — 431 1,767 44,000 6 —
VictoryShares US Small Mid
Cap Value Momentum ETF 1,831 — — — 176 2,007 18,550 18 —
VictoryShares US Value
Momentum ETF ........ 3,591 — (1,100) 178 128 2,797 25,995 34 —
VictoryShares WestEnd U.S.
Sector ETF ............ 4,849 — — — 570 5,419 102,587 18 —
$ 248,986 $ 12,684 $ (3,348) $ 369 $ 606 $ 259,297 17,347,438 $ 4,788 $ —
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Equity Fund
Victory 500 Index Fund,
Reward Shares ......... $ 60,571 $ 771 $ — $ — $ 7,470 $ 68,812 737,302 $ 271 $ —
Victory Emerging Markets
Fund, Institutional Shares . 11,770 2,700 — — 1,497 15,967 492,044 — —
Victory Income Stock Fund,
Institutional Shares ...... 14,638 1,624 — — 1,812 18,074 831,000 124 —
Victory International Fund,
Institutional Shares ...... 35,066 2,300 — — 1,330 38,696 1,095,887 — —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 25,812 1,000 — — 4,843 31,655 447,416 — —
Victory Pioneer International
Equity Fund, Class Y ..... 27,224 700 — — 1,504 29,428 741,821 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 2,333 — — — (313) 2,020 35,474 — —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 19,500 — — — (108) 19,392 320,458 202 —

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
49
(Unaudited)
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Free Cash Flow
ETF ................. $ 21,094 $ — $ — $ — $ 7,874 $ 28,968 521,092 $ 105 $ —
VictoryShares Free Cash Flow
Growth ETF ........... 20,984 — — — 4,795 25,779 757,968 — —
VictoryShares International
Value Momentum ETF ... 26,444 1,837 — — 1,408 29,689 382,611 492 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 5,649 — — — 1,821 7,470 186,062 25 —
VictoryShares US Small Mid
Cap Value Momentum ETF 12,399 — — — 1,192 13,591 125,594 124 —
VictoryShares US Value
Momentum ETF ........ 16,378 — — — 1,286 17,664 164,156 157 —
VictoryShares WestEnd U.S.
Sector ETF ............ 29,201 — — — 3,430 32,631 617,787 107 —
$ 329,063 $ 10,932 $ — $ — $ 39,841 $ 379,836 7,456,672 $ 1,607 $ —
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderate Fund
Victory Trivalent Emerging
Markets Small Capital Fund,
Class Y .............. $ — $ 2,750 $ — $ — $ (12) $ 2,738 137,500 $ — $ —
VictoryShares Core
Intermediate Bond ETF ... 217,743 — — — (8,945) 208,798 4,534,400 4,582 —
VictoryShares Core Plus Bond
ETF ................. 142,075 — — — (5,651) 136,424 6,385,380 3,406 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 9,852 2,012 — — 41 11,905 196,730 124 —
VictoryShares Free Cash Flow
Growth ETF ........... 39,008 — — — 8,913 47,921 1,408,986 — —
VictoryShares International
Free Cash Flow ETF ..... 31,486 — — — 5,136 36,622 986,826 338 —
VictoryShares International
Free Cash Flow Growth ETF 30,506 3,397 — — 3,508 37,411 1,112,950 141 —
VictoryShares Short-Term
Bond ETF ............ 20,566 — — — (262) 20,304 402,475 455 —
$ 491,236 $ 8,159 $ — $ — $ 2,728 $ 502,123 15,165,247 $ 9,046 $ —
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderately
Aggressive Fund
Victory Trivalent Emerging
Markets Small Capital Fund,
Class Y .............. $ — $ 10,500 $ — $ — $ (47) $ 10,453 525,000 $ — $ —
VictoryShares Core
Intermediate Bond ETF ... 403,392 — — — (16,571) 386,821 8,400,445 8,488 —
VictoryShares Core Plus Bond
ETF ................. 310,359 40,065 — — (12,982) 337,442 15,794,160 7,759 —
VictoryShares
Emerging
Markets Value Momentum
ETF ................. 26,010 4,300 — — 60 30,370 501,853 316 —
VictoryShares Free Cash Flow
Growth ETF ........... 101,536 — — — 23,201 124,737 3,667,525 — —

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
50
(Unaudited)
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares International
Free Cash Flow ETF ..... $ 74,430 $ 17,168 $ — $ — $ 14,232 $ 105,830 2,851,784 $ 924 $ —
VictoryShares International
Free Cash Flow Growth ETF 93,833 13,518 — — 10,849 118,200 3,516,398 447 —
VictoryShares Short-Term
Bond ETF ............ 50,658 — — — (644) 50,014 991,350 1,122 —
$ 1,060,218 $ 85,551 $ — $ — $ 18,098 $ 1,163,867 36,248,515 $ 19,056 $ —
Fair Value
2/28/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderately
Conservative Fund
VictoryShares Core
Intermediate Bond ETF ... $ 38,659 $ — $ — $ — $ (1,588) $ 37,071 805,047 $ 814 $ —
VictoryShares Core Plus Bond
ETF ................. 36,137 — — — (1,437) 34,700 1,624,138 867 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 1,203 1,811 — — 64 3,078 50,870 30 —
VictoryShares Free Cash Flow
Growth ETF ........... 5,836 — — — 1,334 7,170 210,807 — —
VictoryShares International
Free Cash Flow ETF ..... — 1,468 — — 161 1,629 43,902 2 —
VictoryShares International
Free Cash Flow Growth ETF 2,388 1,964 — — 385 4,737 140,953 12 —
VictoryShares Short-Term
Bond ETF ............ 6,240 — — — (79) 6,161 122,116 138 —
$ 90,463 $ 5,243 $ — $ — $ (1,160) $ 94,546 2,997,833 $ 1,863 $ —

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-CF-1026

August 31, 2026
Semi-Annual: Full Financials
Victory California Bond Fund
Victory New York Bond Fund
Victory Virginia Bond Fund

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory California Bond Fund
2
Victory New York Bond Fund
7
Victory Virginia Bond Fund
10
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
15
Statements of Operations
16
Statements of Changes in Net Assets
17
Financial Highlights
19
Notes to Financial Statements (Form N-CSR Item 7) 27

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory California Bond Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.5%)
California (98.3%):
Alameda Corridor Transportation Authority Revenue, Series A, 0.00%, 10/1/50, Continuously
Callable @100(a) ................................................... $ 1,250 $ 723
Albany Unified School District, GO, Series B, 4.00%, 8/1/46, Continuously Callable @100 .. 1,500 1,402
Bay Area Toll Authority Revenue, Series A, 3.01% (MUNIPSA+125bps), 4/1/36, Continuously
Callable @100(b) ................................................... 15,000 14,965
Burbank Unified School District, GO
4.30%, 8/1/33, Continuously Callable @100 ............................... 3,085 3,121
4.35%, 8/1/34, Continuously Callable @100 ............................... 3,000 3,030
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT
Series B, 5.25%, 7/1/54, Continuously Callable @100 ......................... 4,875 4,936
Series B, 5.50%, 7/1/55, Continuously Callable @100 ......................... 1,250 1,335
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.), Series B, 4.50%, 7/1/54, Continuously Callable @100 .... 1,000 939
California Community Choice Financing Authority Revenue
Series B, 5.00%, 3/1/36, Continuously Callable @100 ......................... 2,000 2,055
Series C, 5.00%, 12/1/55, (Put Date 10/1/33)(c) ............................. 500 512
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously
Callable @100(d) ................................................... 1,900 1,730
California County Tobacco Securitization Agency Revenue
4.00%, 6/1/49, Continuously Callable @100 ............................... 500 424
Series A, 4.00%, 6/1/49, Continuously Callable @100 ......................... 500 433
Series A, 4.00%, 6/1/49, Continuously Callable @100 ......................... 1,000 847
California Educational Facilities Authority Revenue
5.00%, 10/1/48, Continuously Callable @100 ............................... 2,000 2,021
Series A, 5.00%, 10/1/37, Continuously Callable @100 ........................ 1,000 1,001
Series A, 4.25%, 11/1/50, Continuously Callable @100 ........................ 1,000 902
Series A, 5.00%, 10/1/52, Continuously Callable @100 ........................ 5,500 5,257
Series A, 5.50%, 10/1/53, Continuously Callable @100 ........................ 500 481
California Enterprise Development Authority Revenue
5.00%, 6/1/44, Continuously Callable @100(d) ............................. 750 727
4.00%, 11/1/49, Continuously Callable @100 ............................... 1,900 1,698
4.00%, 11/1/50, Continuously Callable @100 ............................... 680 611
5.00%, 6/1/54, Continuously Callable @100(d) ............................. 2,485 2,303
California Health Facilities Financing Authority Revenue
Series A, 4.00%, 3/1/39, Continuously Callable @100 ......................... 7,375 6,904
Series A, 5.00%, 8/15/47, Continuously Callable @100 ........................ 2,900 2,805
Series A, 4.00%, 10/1/47, Continuously Callable @100 ........................ 10,000 8,688
Series A, 4.00%, 4/1/49, Pre-refunded 4/1/30 @ 100 .......................... 55 58
Series B, 4.00%, 11/15/41, Continuously Callable @100 ....................... 14,000 13,147
Series B, 5.25%, 11/15/53, Continuously Callable @100 ....................... 1,000 1,013
California Infrastructure & Economic Development Bank Revenue
4.00%, 7/1/50, Continuously Callable @100 ............................... 4,000 3,492
Series A, 5.25%, 7/1/54, Continuously Callable @100 ......................... 2,000 2,005
Series B, 5.00%, 11/1/57, Continuously Callable @100 ........................ 1,300 1,277
California Municipal Finance Authority Certificates of Participation, 5.25%, 6/1/55,
Continuously Callable @100 ........................................... 3,000 3,064
California Municipal Finance Authority Certificates of Participation (INS - Assured Guaranty
Corp.)
Series A, 5.25%, 11/1/36, Continuously Callable @100 ........................ 1,000 1,043
Series A, 5.25%, 11/1/52, Continuously Callable @100 ........................ 500 496
California Municipal Finance Authority Revenue
4.00%, 10/1/46, Continuously Callable @100 ............................... 965 815
4.00%, 10/1/46, Continuously Callable @100 ............................... 6,500 5,427
5.00%, 7/1/55, Continuously Callable @103 ............................... 1,000 1,025
6.00%, 9/1/56, Continuously Callable @100 ............................... 1,000 1,085
Series A, 5.00%, 2/1/37, Continuously Callable @100 ......................... 750 754
Series A, 5.50%, 5/1/44, Continuously Callable @100(d) ...................... 290 291
Series A, 4.00%, 10/1/44, Continuously Callable @100 ........................ 2,000 1,775
Series A, 5.00%, 2/1/47, Continuously Callable @100 ......................... 2,000 1,954
Series A, 5.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 933
Series A, 5.00%, 6/1/50, Continuously Callable @100 ......................... 1,000 935

Victory Portfolios III
Victory California Bond Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 4.00%, 11/15/52, Continuously Callable @103 ....................... $ 750 $ 605
Series A, 5.00%, 4/1/54, Continuously Callable @103 ......................... 1,540 1,459
Series A, 5.75%, 5/1/54, Continuously Callable @100(d) ...................... 710 700
Series A, 5.25%, 9/1/55, Continuously Callable @100 ......................... 430 413
Series A, 5.50%, 9/1/56, Continuously Callable @100 ......................... 150 158
Series A, 4.00%, 11/15/56, Continuously Callable @103 ....................... 1,100 856
Series A, 5.88%, 5/1/59, Continuously Callable @100(d) ...................... 305 307
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4.13%, 5/15/39, Continuously Callable @100 ............................... 1,900 1,888
4.13%, 5/15/46, Continuously Callable @100 ............................... 2,100 1,969
Series B, 5.00%, 5/15/47, Continuously Callable @101 ........................ 2,500 2,511
California Pollution Control Financing Authority Revenue, Series B, 1.00%, 3/1/42(e) ...... 800 800
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100 .............................. 1,000 983
5.00%, 10/15/47, Continuously Callable @100 .............................. 3,000 2,925
Series A, 5.00%, 11/1/54, Continuously Callable @100 ........................ 1,000 974
Series A, 5.10%, 4/1/66, (Put Date 4/1/33)(c)(d) ............................. 1,500 1,481
California School Finance Authority Revenue
5.00%, 8/1/41, Continuously Callable @100(d) ............................. 1,600 1,560
5.00%, 8/1/46, Continuously Callable @100(d) ............................. 2,050 1,892
5.00%, 7/1/49, Continuously Callable @103(d) ............................. 1,000 971
6.00%, 6/1/56, Continuously Callable @101(d) ............................. 300 304
Series A, 5.00%, 7/1/47, Continuously Callable @100(d) ...................... 3,420 3,301
Series A, 5.00%, 6/1/54, Continuously Callable @100(d) ...................... 1,385 1,239
Series A, 5.00%, 6/1/54, Continuously Callable @100(d) ...................... 900 782
Series A, 5.00%, 7/1/54, Continuously Callable @100(d) ...................... 1,050 948
Series A, 5.00%, 7/1/54, Continuously Callable @100(d) ...................... 3,150 2,924
Series A, 5.00%, 7/1/55, Continuously Callable @100(d) ...................... 2,000 1,832
Series A, 5.25%, 7/1/56, Continuously Callable @100(d) ...................... 1,040 1,000
Series IS, 5.00%, 8/1/42, Continuously Callable @100(d) ...................... 1,000 960
Series IS, 5.00%, 8/1/52, Continuously Callable @100(d) ...................... 1,000 905
California Statewide Communities Development Authority Revenue
5.00%, 5/15/40, Continuously Callable @100 ............................... 2,750 2,601
5.00%, 10/1/46, Continuously Callable @100 ............................... 2,750 2,752
Series A, 4.00%, 4/1/45, Continuously Callable @100 ......................... 1,500 1,333
Series A, 5.00%, 5/15/47, Continuously Callable @100 ........................ 2,000 1,948
Series A, 4.00%, 8/15/51, Continuously Callable @100 ........................ 3,000 2,573
Series A, 5.00%, 12/1/53, Continuously Callable @100 ........................ 1,000 1,010
Series A, 5.00%, 12/1/57, Continuously Callable @100 ........................ 2,500 2,504
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program), 4.00%, 11/1/46, Continuously
Callable @100 ..................................................... 4,000 3,596
California Statewide Communities Development Authority Special Tax
Series A, 5.00%, 9/2/55, Continuously Callable @100 ......................... 1,255 1,215
Series C-2, 5.00%, 9/2/56, Continuously Callable @100 ....................... 740 725
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.),
Series B, 4.00%, 8/1/50, Continuously Callable @100 ......................... 9,000 8,167
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax, Series
A, 5.00%, 9/1/52, Continuously Callable @100 ............................. 750 744
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%,
9/1/52, Callable 9/1/28 @ 103(d) ........................................ 1,750 1,434
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A, 5.00%, 9/1/52, Continuously Callable @100(d) ...................... 1,250 1,175
Series A, 5.00%, 9/1/55, Continuously Callable @100(d) ...................... 1,000 921
Series B, 5.00%, 9/1/52, Continuously Callable @100(d) ...................... 640 589
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 5/1/43, Continuously Callable @100 ............................... 1,300 1,313
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
5/1/47, Continuously Callable @100 ..................................... 2,000 2,012
City of Los Angeles Department of Airports Revenue AMT
5.50%, 5/15/56, Continuously Callable @100 ............................... 1,250 1,300

Victory Portfolios III
Victory California Bond Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00%, 5/15/55, Continuously Callable @100 ........................ $ 1,500 $ 1,499
Series C, 4.00%, 5/15/50, Continuously Callable @100 ........................ 1,840 1,537
City of Sacramento Special Tax, 5.38%, 9/1/52, Continuously Callable @103(d) .......... 2,000 2,039
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.), 4.00%, 11/15/44,
Continuously Callable @100 ........................................... 5,000 4,828
City of Upland Certificates of Participation
4.00%, 1/1/42, Continuously Callable @100 ............................... 3,000 2,663
5.00%, 1/1/47, Continuously Callable @100 ............................... 2,000 1,988
County of Sacramento Airport System Revenue AMT, Series D, 5.25%, 7/1/50, Continuously
Callable @100 ..................................................... 2,000 2,043
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53,
Continuously Callable @100 ........................................... 1,500 1,202
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34(f) ........................................................ 15,000 11,462
1/15/35(f) ........................................................ 7,500 5,488
Golden State Tobacco Securitization Corp. Revenue, Series B, 5.00%, 6/1/51, Continuously
Callable @100 ..................................................... 1,000 969
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31,
Continuously Callable @100 ........................................... 2,940 2,945
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series A,
4.00%, 8/1/46, Continuously Callable @100 ............................... 3,550 3,299
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series C, 4.00%, 8/1/37, Continuously Callable @100 ......................... 450 439
Series C, 4.00%, 8/1/39, Continuously Callable @100 ......................... 450 438
Irvine Unified School District Special Tax
Series A, 5.00%, 9/1/45, Continuously Callable @100 ......................... 2,990 3,010
Series B, 5.00%, 9/1/42, Continuously Callable @100 ......................... 995 1,002
Series B, 5.00%, 9/1/47, Continuously Callable @100 ......................... 995 997
Series C, 5.00%, 9/1/42, Continuously Callable @100 ......................... 995 994
Series C, 5.00%, 9/1/47, Continuously Callable @100 ......................... 520 521
Series D, 5.00%, 9/1/49, Continuously Callable @100 ........................ 995 996
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 1,790 1,571
Series A, 5.00%, 9/1/56, Continuously Callable @100 ......................... 5,970 5,982
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable
@100 ........................................................... 1,500 1,342
Los Angeles Department of Water & Power Revenue, Series C, 5.00%, 7/1/51, Continuously
Callable @100 ..................................................... 1,500 1,515
Los Angeles Housing Authority Revenue, Series A, 4.40%, 12/1/54, Continuously Callable
@100 ........................................................... 2,000 1,714
Manteca Unified School District Special Tax, Series A, 5.00%, 9/1/54, Continuously Callable
@100 ........................................................... 2,000 2,006
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.), Series A, 4.00%, 8/1/41, Continuously Callable @100 5,790 5,521
Middle Fork Project Finance Authority Revenue, 5.00%, 4/1/33, Continuously Callable @100 2,205 2,299
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100 ..... 3,435 3,441
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
12/1/45, Continuously Callable @100 .................................... 2,345 2,349
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series
B, 5.00%, 8/1/47, Continuously Callable @100 ............................. 6,500 6,590
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.),
Series C, 8/1/30(f) .................................................. 7,500 6,646
Orange County Community Facilities District Special Tax, Series A, 5.00%, 8/15/56,
Continuously Callable @103 ........................................... 500 503
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.), Series 2004-A, 8/1/31(f) ... 12,230 10,169
Perris Union High School District, GO (INS - Assured Guaranty Corp.), Series A, 4.00%,
9/1/48, Continuously Callable @100 ..................................... 5,000 4,602
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.), 4.00%,
9/1/50, Continuously Callable @100 ..................................... 4,750 4,066
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center), Series O-1, 1.05%, 5/15/45, Callable 10/1/26 @ 100(e) . 4,315 4,315

Victory Portfolios III
Victory California Bond Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.), Series B,
4.00%, 8/1/45, Continuously Callable @100 ............................... $ 2,800 $ 2,609
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.), Series
A-1, 5.25%, 9/1/52, Continuously Callable @103 ............................ 1,500 1,552
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.), Series 2016-1, 5.25%, 9/1/52, Continuously Callable @103 ............... 2,000 2,052
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 9/1/41, Continuously Callable @100 ......................... 2,000 2,001
San Diego County Regional Airport Authority Revenue AMT
Series B, 4.00%, 7/1/46, Continuously Callable @100 ......................... 3,000 2,622
Series B, 5.00%, 7/1/51, Continuously Callable @100 ......................... 1,685 1,707
Series B, 5.50%, 7/1/55, Continuously Callable @100 ......................... 1,500 1,549
Series B, 5.00%, 7/1/56, Continuously Callable @100 ......................... 5,250 5,250
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT
Series A, 5.25%, 5/1/49, Continuously Callable @100 ......................... 3,400 3,488
Series A, 5.50%, 5/1/55, Continuously Callable @100 ......................... 12,000 12,376
Series D, 5.25%, 5/1/55, Continuously Callable @100 ........................ 2,000 2,044
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100 . 5,250 4,806
Stockton Public Financing Authority Revenue
4.00%, 3/1/40, Continuously Callable @100 ............................... 920 833
5.00%, 3/1/47, Continuously Callable @100 ............................... 4,385 4,330
Tahoe-Truckee Unified School District Certificates of Participation (INS - Build America
Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100 .............. 1,000 936
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100 ............................... 610 600
5.00%, 6/1/48, Continuously Callable @100 ............................... 2,175 2,180
Transbay Joint Powers Authority Tax Allocation, Series A, 5.00%, 10/1/49, Continuously
Callable @100 ..................................................... 800 800
University of California Revenue, Series AL-2, 1.00%, 5/15/48, Callable 10/1/26 @ 100(e) .. 14,160 14,160
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100 1,850 1,744
Washington Township Health Care District Revenue
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 1,000 920
Series A, 5.75%, 7/1/53, Continuously Callable @100 ......................... 1,500 1,516
Washington Township Health Care District, GO, Series A, 4.00%, 8/1/51, Continuously
Callable @100 ..................................................... 3,280 2,717
372,780
Guam (1.0%):
Antonio B Won Pat International Airport Authority Revenue AMT, Series A, 5.25%, 10/1/41,
Continuously Callable @100 ........................................... 100 105
Guam Government Waterworks Authority Revenue, Series A, 5.50%, 7/1/55, Continuously
Callable @100 ..................................................... 750 763
Guam Power Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100 ... 2,800 2,819
3,687
Puerto Rico (0.2%):
Municipality of San Juan Puerto Rico, GO, Series A, 5.00%, 7/1/51, Continuously Callable
@100 ........................................................... 935 935
Total Municipal Bonds (Cost $393,601)
a
a
a
377,402
Total Investments (Cost $393,601) — 99.5% 377,402
Other assets in excess of liabilities —  0.5% 2,002
NET ASSETS — 100.00% $ 379,404
(a) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(b) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2026.
(c) Put Bond.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$32,315 (thousands) and amounted to 8.5% of net assets.
(e) Variable Rate Demand Notes that provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Zero-coupon bond.

Victory Portfolios III
Victory California Bond Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SIFMA
—
Securities Industry and Financial Markets Association
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory New York Bond Fund
7
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.8%)
New York (98.8%):
Albany Capital Resource Corp. Revenue, 0.00%, 6/1/49, Continuously Callable @100(a) ... $ 1,500 $ 907
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable
@100 ........................................................... 1,000 1,005
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously
Callable @100 ..................................................... 1,000 793
Brookhaven Local Development Corp. Revenue
5.25%, 11/1/36, Continuously Callable @100 ............................... 1,500 1,503
4.00%, 10/1/45, Continuously Callable @100 ............................... 1,000 904
Series B, 4.00%, 11/1/55, Continuously Callable @102 ........................ 1,000 780
Broome County Local Development Corp. Revenue, 4.00%, 7/1/47, Continuously Callable
@103 ........................................................... 500 417
Buffalo & Erie County Industrial Land Development Corp. Revenue
5.00%, 8/1/52, Continuously Callable @100 ............................... 1,000 891
Series A, 5.00%, 6/1/35, Continuously Callable @101 ......................... 1,000 1,005
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100 ............................... 700 703
5.00%, 7/1/41, Continuously Callable @100 ............................... 500 470
4.00%, 8/1/42, Continuously Callable @100 ............................... 1,000 795
5.00%, 7/1/45, Continuously Callable @100 ............................... 2,000 2,000
5.00%, 6/1/48, Continuously Callable @101 ............................... 2,000 1,861
4.00%, 7/1/49, Continuously Callable @100 ............................... 500 421
4.75%, 6/15/53, Continuously Callable @100 ............................... 500 427
5.75%, 6/1/62, Continuously Callable @100(b) ............................. 250 226
Series A, 5.00%, 7/1/56, Continuously Callable @100 ......................... 500 455
Series A, 5.50%, 12/1/56, Continuously Callable @100 ........................ 360 371
Bushnell's Basin Fire Association, Inc. Revenue, 3.00%, 11/1/30 ..................... 1,450 1,405
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100 ..................... 1,575 1,650
City of Long Beach, GO (INS - Build America Mutual Assurance Co.), Series B, 4.63%,
7/15/52, Continuously Callable @100 .................................... 2,000 1,896
City of New York, GO
Series B-3, 1.45%, 10/1/46, Continuously Callable @100(c) .................... 825 825
Series F-5, 1.40%, 6/1/44, Continuously Callable @100(c) ..................... 125 125
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 600 578
Series B, 4.00%, 7/1/41, Continuously Callable @100 ......................... 2,000 1,798
Hempstead Town Local Development Corp. Revenue, 5.00%, 7/1/48, Continuously Callable
@100 ........................................................... 300 285
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable
@100 ........................................................... 2,000 1,819
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously
Callable @100 ..................................................... 1,000 739
Metropolitan Transportation Authority Revenue
Series A, 4.63%, 11/15/50, Continuously Callable @100 ....................... 335 314
Series B, 4.00%, 11/15/50, Continuously Callable @100 ....................... 1,000 838
Monroe County Industrial Development Corp. Revenue
5.00%, 12/1/46, Continuously Callable @100 ............................... 1,500 1,477
4.00%, 10/1/47, Continuously Callable @100 ............................... 1,000 815
5.00%, 6/1/59, Continuously Callable @100(b) ............................. 1,000 898
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 2,000 2,001
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 1/15/38, Continuously Callable @100 ......................... 500 500
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/55,
Continuously Callable @100 ........................................... 1,000 748
New York City Housing Development Corp. Revenue
4.20%, 11/1/58, Continuously Callable @100 ............................... 2,990 2,564
Series A-1, 4.80%, 11/1/55, Continuously Callable @100 ...................... 1,000 960
Series C, 4.95%, 2/1/55, Continuously Callable @100 ......................... 165 163
Series D, 5.00%, 5/1/56, Continuously Callable @100 ........................ 500 494
Series F-2, 5.00%, 11/1/55, Continuously Callable @100 ...................... 665 658
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.), Series R, 2.25%, 10/1/29 ........................................ 620 595

Victory Portfolios III
Victory New York Bond Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New York City Municipal Water Finance Authority Revenue
Series AA-1, 5.00%, 6/15/55, Continuously Callable @100 ..................... $ 1,000 $ 1,022
Series BB, 4.25%, 6/15/53, Continuously Callable @100 ...................... 1,000 911
New York City Transitional Finance Authority Building Aid Revenue, Series S-1, 4.00%,
7/15/45, Continuously Callable @100 .................................... 2,000 1,824
New York Convention Center Development Corp. Revenue, Series B, 11/15/37(d) ........ 1,000 613
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.), Series B, 11/15/48(d) ........................................... 2,000 649
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,500 1,404
Series 1, 5.00%, 11/15/44, Continuously Callable @100(b) ..................... 1,000 1,000
New York Power Authority Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @100 250 254
New York State Dormitory Authority Revenue
6.00%, 7/1/40, Continuously Callable @100(b) ............................. 2,595 2,498
5.00%, 7/1/48, Continuously Callable @100 ............................... 570 573
5.00%, 7/1/51, Continuously Callable @100 ............................... 725 564
5.00%, 7/1/57, Continuously Callable @100 ............................... 1,000 709
Series 1, 4.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 882
Series A, 4.00%, 8/1/38, Continuously Callable @100 ......................... 2,000 1,825
Series A, 4.00%, 7/1/43, Continuously Callable @100 ......................... 2,000 1,700
Series A, 4.00%, 7/1/45, Continuously Callable @100 ......................... 2,250 2,060
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 750 652
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 1,490 1,275
Series A, 4.00%, 3/15/49, Pre-refunded 3/15/29 @ 100 ........................ 10 10
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 500 397
Series A, 5.00%, 7/1/53, Continuously Callable @100 ......................... 1,000 1,006
Series A, 5.25%, 7/1/55, Continuously Callable @100 ......................... 1,000 1,037
Series A-1, 3.50%, 7/1/44, Continuously Callable @100 ....................... 1,000 807
Series A-1, 4.00%, 7/1/45, Continuously Callable @100 ....................... 3,000 2,775
Series A-1, 5.50%, 7/1/55, Continuously Callable @100 ....................... 165 172
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 7/1/51, Continuously Callable @100 ............................... 750 771
New York State Housing Finance Agency Revenue
Series B-1, 5.15%, 11/1/55, Continuously Callable @100 ...................... 500 499
Series C-1, 4.75%, 11/1/53, Continuously Callable @100 ...................... 1,100 1,035
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-
8105, 1.70%, 8/1/50, Continuously Callable @100(b)(c) ....................... 282 282
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100 ......................... 1,000 819
Series B, 4.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 859
New York Transportation Development Corp. Revenue AMT, 6.00%, 6/30/55, Continuously
Callable @100 ..................................................... 1,000 1,063
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty
Municipal Corp.)
5.00%, 6/30/54, Continuously Callable @100 ............................... 2,000 1,950
Series A, 4.50%, 12/31/54, Continuously Callable @100 ....................... 1,000 913
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable
@100 ........................................................... 750 592
Onondaga Civic Development Corp. Revenue
5.00%, 10/1/40, Continuously Callable @100 ............................... 1,000 864
5.00%, 1/1/43, Continuously Callable @100 ............................... 1,090 1,063
Onondaga County Trust for Cultural Resources Revenue, 5.00%, 5/1/40, Continuously Callable
@100 ........................................................... 800 802
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100 . 1,000 989
St. Lawrence County Industrial Development Agency Revenue
5.00%, 9/1/47, Continuously Callable @100 ............................... 1,770 1,627
5.25%, 7/1/52, Continuously Callable @100 ............................... 1,000 968
Series A, 4.00%, 7/1/43, Continuously Callable @100 ......................... 500 388
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 211, 3.80%,
10/1/48, Continuously Callable @100 .................................... 1,060 904
Suffolk County Economic Development Corp. Revenue, Series C, 5.00%, 7/1/33, Continuously
Callable @100 ..................................................... 250 250

Victory Portfolios III
Victory New York Bond Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable
@100 ........................................................... $ 750 $ 740
The Trust for Cultural Resources of The City of New York Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 1,000 873
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100 1,375 1,353
Triborough Bridge & Tunnel Authority Revenue
Series A, 4.00%, 11/15/52, Continuously Callable @100 ....................... 3,000 2,638
Series A, 4.50%, 12/1/56, Continuously Callable @100 ........................ 500 476
Series A-1, 4.00%, 11/15/54, Continuously Callable @100 ..................... 1,000 874
Series B, 11/15/32(d) ................................................ 1,000 810
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000 1,001
Westchester County Local Development Corp. Revenue
5.00%, 7/1/42, Continuously Callable @102 ............................... 815 798
5.00%, 6/1/47, Continuously Callable @100 ............................... 1,000 961
Series S, 5.00%, 1/1/51, Continuously Callable @103 ......................... 1,000 965
Westchester Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/41,
Continuously Callable @100 ........................................... 500 487
95,312
Total Municipal Bonds (Cost $104,692)
a
a
a
95,312
Total Investments (Cost $104,692) — 98.8% 95,312
Other assets in excess of liabilities —  1.2% 1,172
NET ASSETS - 100.00% $ 96,484
(a) Currently the issuer is in default with respect to interest and/or principal payments.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$4,904 (thousands) and amounted to 5.1% of net assets.
(c) Variable Rate Demand Notes that provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Virginia Bond Fund
10
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.9%)
Virginia (86.2%):
Albemarle County Economic Development Authority Revenue, Series B, 1.40%, 10/1/48,
Continuously Callable @100(a) ......................................... $ 7,935 $ 7,935
Alexandria IDA Revenue, Series C, 4.00%, 1/1/46, Continuously Callable @100 ......... 2,400 2,204
Amherst IDA Revenue
5.00%, 9/1/26 ..................................................... 295 295
4.75%, 9/1/30, Continuously Callable @100 ............................... 2,000 2,000
Arlington County IDA Revenue
5.00%, 2/15/43, Continuously Callable @100 ............................... 1,775 1,805
4.00%, 7/1/45, Continuously Callable @100 ............................... 1,585 1,419
Bristol IDA Revenue, 5.00%, 11/1/53, Continuously Callable @100 ................... 8,030 8,069
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100 ............ 4,600 4,213
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100 ......................... 700 672
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 750 724
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29,
Continuously Callable @101 ........................................... 10,000 9,764
Chesapeake Bay Bridge & Tunnel District Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 2,840 2,767
5.00%, 7/1/51, Continuously Callable @100 ............................... 7,785 7,533
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 7/1/41, Continuously Callable @100 ............................... 5,000 4,954
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,000 937
4.00%, 7/1/43, Continuously Callable @100 ............................... 4,000 3,597
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series B, 4.75%, 7/15/32, Continuously Callable @100 ........................ 6,520 6,704
Series B, 4.88%, 7/15/40, Continuously Callable @100 ........................ 3,000 3,017
City of Petersburg, GO
4.25%, 9/1/48, Continuously Callable @100 ............................... 1,000 930
4.25%, 9/1/53, Continuously Callable @100 ............................... 1,250 1,128
City of Richmond Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100 ............................... 6,000 5,914
Series A, 4.00%, 1/15/50, Continuously Callable @100 ........................ 2,220 2,023
County of Fairfax Sewer Revenue, Series A, 5.00%, 7/15/46, Continuously Callable @100 .. 5,000 5,171
Fairfax County Economic Development Authority Revenue, 5.00%, 4/1/47, Continuously
Callable @100 ..................................................... 4,000 4,011
Fairfax County IDA Revenue
Series A, 4.00%, 5/15/44, Continuously Callable @100 ........................ 6,900 6,375
Series A, 4.00%, 5/15/48, Continuously Callable @100 ........................ 1,500 1,323
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.), Series AG, 5.38%, 7/1/53,
(Put Date 7/1/43)(b) ................................................. 5,700 5,870
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @102 .. 7,000 5,812
Hampton Roads Transportation Accountability Commission Revenue
Series A, 4.00%, 7/1/52, Continuously Callable @100 ......................... 6,000 5,353
Series A, 4.00%, 7/1/57, Continuously Callable @100 ......................... 3,000 2,541
Henrico County Economic Development Authority Revenue
5.00%, 10/1/37, Continuously Callable @101 ............................... 2,500 2,510
4.00%, 10/1/40, Continuously Callable @103 ............................... 500 471
4.00%, 10/1/45, Continuously Callable @103 ............................... 725 641
4.00%, 10/1/50, Continuously Callable @103 ............................... 1,500 1,247
Series A, 5.00%, 10/1/42, Continuously Callable @103 ........................ 1,100 1,119
Series A, 5.00%, 10/1/47, Continuously Callable @103 ........................ 945 932
Series A, 5.00%, 10/1/52, Continuously Callable @103 ........................ 7,380 7,173
James City County Economic Development Authority Revenue
4.00%, 6/1/47, Continuously Callable @103 ............................... 1,000 804
Series A, 4.00%, 12/1/50, Continuously Callable @103 ........................ 9,905 7,977
Series A, 6.75%, 12/1/53, Continuously Callable @103 ........................ 855 914
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A, 6.05%, 3/1/44, Continuously Callable @101(c) ....................... 637 452
Series B, 6.05%, 3/1/44, Continuously Callable @101 ......................... 590 533
Series C, 4.75%, 3/1/54, Continuously Callable @100(c) ....................... 2,599 1,247

Victory Portfolios III
Victory Virginia Bond Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Lexington IDA Revenue
4.00%, 1/1/31, Continuously Callable @101 ............................... $ 750 $ 751
4.00%, 1/1/37, Continuously Callable @101 ............................... 1,000 968
5.00%, 1/1/48, Continuously Callable @100 ............................... 1,000 1,006
Loudoun County Economic Development Authority Revenue, Series E, 1.70%, 2/15/38,
Callable 10/1/26 @ 100(a) ............................................ 7,600 7,600
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2023-DBE-8106, 1.70%, 6/1/63, Continuously Callable @100(a)(d) .......... 2,700 2,700
Lynchburg Economic Development Authority Revenue
4.00%, 1/1/39, Continuously Callable @100 ............................... 1,320 1,265
4.00%, 1/1/41, Continuously Callable @100 ............................... 1,135 1,037
5.00%, 9/1/43, Continuously Callable @100 ............................... 3,000 2,878
4 .00%, 1/1/55, Continuously Callable @100 ............................... 14,420 11,773
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 2,250 2,220
Series A, 5.50%, 1/1/56, Continuously Callable @100 ......................... 1,000 1,039
Manassas Park Economic Development Authority Revenue, 4.00%, 12/15/52, Continuously
Callable @100 ..................................................... 4,500 3,853
Marquis Community Development Authority of York County Revenue, 1.50%, 9/1/45(c)(d) .. 1,093 393
Marquis Community Development Authority of York County Tax Allocation
Series B, 1.13%, 9/1/41(c) ............................................ 3,532 1,271
Series C, 9/1/41(e) .................................................. 5,389 5
Montgomery County Economic Development Authority Revenue, Series A, 4.00%, 6/1/38,
Continuously Callable @100 ........................................... 1,750 1,746
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100 ......... 2,800 2,837
Norfolk Airport Authority Revenue AMT, Series B, 5.50%, 7/1/56, Continuously Callable
@100 ........................................................... 1,000 1,032
Norfolk Economic Development Authority Revenue
Series B, 4.00%, 11/1/48, Continuously Callable @100 ........................ 6,100 5,252
Series B, 5.00%, 11/1/48, (Put Date 11/1/28)(b) ............................. 1,600 1,666
Prince Edward County IDA Revenue
4.00%, 9/1/43, Continuously Callable @100 ............................... 2,250 2,113
5.00%, 9/1/48, Continuously Callable @100 ............................... 2,055 2,044
5.25%, 9/1/57, Continuously Callable @100 ............................... 3,000 3,024
Prince William County IDA Revenue
5.00%, 1/1/37, Continuously Callable @101 ............................... 1,000 1,000
5.00%, 1/1/46, Continuously Callable @101 ............................... 4,000 3,747
Radford IDA Revenue (NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100 . 3,810 3,811
Roanoke Economic Development Authority Revenue
5.00%, 7/1/47 ..................................................... 5,000 5,088
4.00%, 7/1/51, Continuously Callable @100 ............................... 5,000 4,331
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 1,640 1,654
Series A, 5.00%, 9/1/43, Continuously Callable @100 ......................... 4,060 3,940
Rockingham County Economic Development Authority Revenue
Series A, 4.00%, 12/1/33, Continuously Callable @100 ........................ 1,000 986
Series A, 5.00%, 12/1/39, Continuously Callable @100 ........................ 4,180 4,220
Salem Economic Development Authority Revenue
4.00%, 4/1/38, Continuously Callable @100 ............................... 250 233
4.00%, 4/1/39, Continuously Callable @100 ............................... 225 205
4.00%, 4/1/40, Continuously Callable @100 ............................... 250 224
4.00%, 4/1/45, Continuously Callable @100 ............................... 750 603
5.00%, 4/1/49, Continuously Callable @100 ............................... 910 836
6.00%, 4/1/55, Continuously Callable @100 ............................... 250 257
Stafford County Economic Development Authority Revenue, Series A, 5.50%, 6/15/51,
Continuously Callable @100 ........................................... 5,000 5,211
Tobacco Settlement Financing Corp. Revenue, Series B1, 5.00%, 6/1/47, Continuously Callable
@100 ........................................................... 3,000 2,348
University of Virginia Revenue
Series A-1, 4.00%, 4/1/45, Continuously Callable @100 ....................... 3,600 3,343
Series B, 5.00%, 9/1/49, Continuously Callable @100 ......................... 8,000 8,107
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @102 ............................... 3,250 3,259
5.00%, 9/1/44, Continuously Callable @102 ............................... 4,865 4,849
4.00%, 9/1/48, Continuously Callable @102 ............................... 3,755 3,082

Victory Portfolios III
Victory Virginia Bond Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Virginia College Building Authority Revenue
5.00%, 6/1/27 ..................................................... $ 275 $ 278
5.00%, 6/1/28 ..................................................... 295 302
5.00%, 6/1/29 ..................................................... 300 311
5.00%, 6/1/30 ..................................................... 325 340
5.00%, 6/1/31 ..................................................... 300 315
4.00%, 1/15/33, Continuously Callable @100 ............................... 965 959
4.00%, 1/15/35, Continuously Callable @100 ............................... 545 526
4.00%, 1/15/36, Continuously Callable @100 ............................... 650 619
4.00%, 6/1/36, Continuously Callable @100 ............................... 925 872
4.00%, 1/15/43, Continuously Callable @100 ............................... 1,285 1,125
4.00%, 6/1/46, Continuously Callable @100 ............................... 1,000 821
6.00%, 6/1/55, Continuously Callable @100 ............................... 1,500 1,554
Series A, 3.00%, 1/15/46, Continuously Callable @100 ........................ 1,000 719
Series A, 3.00%, 1/15/51, Continuously Callable @100 ........................ 1,175 771
Series E, 5.00%, 2/1/32, Continuously Callable @100 ......................... 4,000 4,119
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Revenue, 4.00%,
5/15/46, Continuously Callable @100 .................................... 5,195 4,790
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100 ............................... 3,350 3,422
5.00%, 9/15/32, Continuously Callable @100 ............................... 9,190 9,382
4.00%, 5/15/42, Continuously Callable @100 ............................... 10,000 9,282
Series A, 4.00%, 5/15/36, Continuously Callable @100 ........................ 2,000 2,001
Virginia Commonwealth University Health System Authority Revenue, Series B, 5.00%,
7/1/46, Continuously Callable @100 ..................................... 5,500 5,516
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100 ........................ 750 736
Series A, 5.00%, 11/1/38, Continuously Callable @100 ........................ 350 360
Series A, 4.00%, 5/1/48, Continuously Callable @100 ......................... 2,475 2,205
Virginia Housing Development Authority Revenue
Series A, 4.65%, 9/1/55, Continuously Callable @100 ......................... 1,200 1,128
Series B, 3.60%, 5/1/46, Continuously Callable @100 ......................... 6,555 5,515
Series D, 4.75%, 8/1/53, Continuously Callable @100 ........................ 1,500 1,436
Series D, 4.70%, 7/1/55, Continuously Callable @100 ........................ 1,250 1,190
Series E, 2.65%, 7/1/50, Continuously Callable @100 ......................... 1,640 1,070
Series E, 4.65%, 7/1/55, Continuously Callable @100 ......................... 1,000 943
Series E, 4.95%, 10/1/55, Continuously Callable @100 ........................ 1,000 973
Series E, 5.20%, 10/1/58, Continuously Callable @100 ........................ 3,000 3,027
Series E-2, 4.60%, 10/1/54, Continuously Callable @100 ...................... 1,000 935
Series F, 5.00%, 10/1/52, Continuously Callable @100 ........................ 5,000 5,001
Series G, 5.15%, 11/1/52, Continuously Callable @100 ........................ 1,750 1,764
Series H, 4.70%, 12/1/54, Continuously Callable @100 ........................ 800 759
Series I, 2.45%, 11/1/45, Continuously Callable @100 ........................ 1,500 1,010
Series K, 1.95%, 12/1/32, Continuously Callable @100 ........................ 1,500 1,348
Series K, 2.05%, 12/1/33, Continuously Callable @100 ........................ 665 585
Virginia Resources Authority Revenue
4.00%, 11/1/49, Continuously Callable @100 ............................... 6,700 6,000
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 15 15
Series A, 4.00%, 11/1/43, Continuously Callable @100 ........................ 1,445 1,372
Series A, 4.00%, 11/1/47, Continuously Callable @100 ........................ 1,040 950
Series B, 4.75%, 11/1/52, Continuously Callable @100 ........................ 750 754
Virginia Small Business Financing Authority Revenue
5.00%, 10/1/38 .................................................... 1,500 1,573
4.00%, 12/1/49, Continuously Callable @100 ............................... 15,830 13,392
4.00%, 12/1/51, Continuously Callable @103 ............................... 4,000 3,298
Series A, 4.00%, 1/1/45, Continuously Callable @103 ......................... 2,800 2,497
Series A, 4.00%, 1/1/51, Continuously Callable @103 ......................... 16,265 13,486
Series A, 5.50%, 12/1/54, Continuously Callable @102 ........................ 4,500 4,504
Series A-1, 5.25%, 6/15/55, Continuously Callable @100 ...................... 2,000 2,032
Virginia Small Business Financing Authority Revenue AMT
Series 66-P3, 5.00%, 12/31/52, Continuously Callable @100 .................... 10,065 9,735
Series 66-P3, 5.00%, 12/31/56, Continuously Callable @100 .................... 7,740 7,425
Series I-495, 5.00%, 12/31/57, Continuously Callable @100 .................... 2,000 1,894

Victory Portfolios III
Victory Virginia Bond Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 ............................... $ 1,540 $ 1,548
5.00%, 12/1/38, Continuously Callable @100 ............................... 1,000 1,005
410,376
District of Columbia (10.0%):
Metropolitan Washington Airports Authority Aviation Revenue AMT
Series A, 5.25%, 10/1/48, Continuously Callable @100 ........................ 3,160 3,215
Series A, 5.00%, 10/1/50, Continuously Callable @100 ........................ 2,750 2,747
Series A, 4.50%, 10/1/53, Continuously Callable @100 ........................ 2,175 1,954
Series A, 5.25%, 10/1/53, Continuously Callable @100 ........................ 2,000 2,017
Series A, 5.50%, 10/1/54, Continuously Callable @100 ........................ 9,750 10,006
Series A, 5.50%, 10/1/55, Continuously Callable @100 ........................ 1,225 1,268
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/52, Continuously Callable @100 ............................... 3,000 2,500
Series B, 4.00%, 10/1/53, Continuously Callable @100 ........................ 1,500 1,223
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.), Series B, 10/1/30(e) ............................. 5,500 4,794
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.25%, 7/15/53, Continuously Callable @100 ............................... 5,135 5,265
Series A, 4.00%, 7/15/45, Continuously Callable @100 ........................ 2,500 2,324
Series A, 5.00%, 7/15/49, Continuously Callable @100 ........................ 1,000 1,019
Series A, 5.00%, 7/15/56, Continuously Callable @100 ........................ 4,000 4,012
Washington Metropolitan Area Transit Authority Revenue, Series B, 5.00%, 7/1/42,
Continuously Callable @100 ........................................... 5,000 5,044
47,388
Guam (2.5%):
Guam Government Waterworks Authority Revenue
Series A, 5.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 1,005
Series A, 5.50%, 7/1/55, Continuously Callable @100 ......................... 750 763
Guam Power Authority Revenue
Series A, 5.00%, 10/1/40, Continuously Callable @100 ........................ 4,000 4,028
Series A, 5.00%, 10/1/41, Continuously Callable @100 ........................ 1,500 1,534
Series A, 5.00%, 10/1/43, Continuously Callable @100 ........................ 200 204
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 225 228
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 .... 1,500 1,501
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100 ........................ 1,250 1,203
Series F, 5.00%, 1/1/31 ............................................... 500 522
Series F, 4.00%, 1/1/42, Continuously Callable @100 ......................... 1,000 911
11,899
Puerto Rico (0.2%):
Municipality of San Juan Puerto Rico, GO, Series A, 5.00%, 7/1/51, Continuously Callable
@100 ........................................................... 930 930
Total Municipal Bonds (Cost $512,374)
a
a
a
470,593
Total Investments (Cost $512,374) — 98.9% 470,593
Other assets in excess of liabilities —  1.1% 5,305
NET ASSETS - 100.00% $ 475,898
(a) Variable Rate Demand Notes that provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Put Bond.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$3,093 (thousands) and amounted to 0.6% of net assets.
(e) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority

Victory Portfolios III
Victory Virginia Bond Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statements of Assets and Liabilities
August 31, 2026
15
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory California
Bond Fund
Victory New York
Bond Fund
Victory Virginia
Bond Fund
Assets:
Investments, at value (Cost $393,601, $104,692 and $512,374) $ 377,402 $ 95,312 $ 470,593
Cash 171 209 299
Receivables:
Interest 4,299 1,043 6,051
Capital shares issued 63 103 145
From Adviser 13 25 9
Prepaid expenses 2 2 2
Total Assets 381,950 96,694 477,099
Liabilities:
Payables:
Distributions 164 63 181
Investments purchased 1,307 — —
Capital shares redeemed 874 52 755
Accrued expenses and other payables:
Investment advisory fees 92 37 136
Administration fees 49 12 60
Custodian fees — (a) — (a) — (a)
Transfer agent fees 10 3 17
Compliance fees — (a) — (a) — (a)
Trustees' fees 1 1 1
12b-1 fees — (a) — 1
Other accrued expenses 49 42 50
Total Liabilities 2,546 210 1,201
Commitments and contingencies (Note 4 )
Net Assets:
Capital 416,287 112,874 537,111
Total accumulated earnings (loss) (36,883) (16,390) (61,213)
Net Assets $ 379,404 $ 96,484 $ 475,898
Net Assets:
Fund Shares $ 375,376 $ 92,291 $ 442,739
Institutional Shares 3,495 4,193 25,429
Class A 533 — 7,730
Total $ 379,404 $ 96,484 $ 475,898
Shares (unlimited number of shares authorized with no par value):
Fund Shares 37,414 8,881 43,325
Institutional Shares 348 404 2,487
Class A 53 — 757
Total 37,815 9,285 46,569
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10.03 $ 10.39 $ 10.22
Institutional Shares 10.03 10.37 10.22
Class A 10.02 — 10.21
Maximum Sales Charge — Class A 2.25% —% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10.25 $ — $ 10.45
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended August 31, 2026
16
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory California
Bond Fund
Victory New York
Bond Fund
Victory Virginia
Bond Fund
Investment Income:
Interest $ 8,119 $ 2,160 $ 9,312
Total Income 8,119 2,160 9,312
Expenses:
Investment advisory fees 570 224 857
Administration fees — Fund Shares 295 73 341
Administration fees — Institutional Shares 2 2 13
Administration fees — Class A 1 — 6
Sub-Administration fees 10 10 10
12b-1 fees — Class A 1 — 10
Custodian fees 9 3 10
Transfer agent fees — Fund Shares 45 17 62
Transfer agent fees — Institutional Shares 2 2 13
Transfer agent fees — Class A — (a) — 4
Trustees' fees 24 24 24
Compliance fees 2 — (a) 2
Legal and audit fees 28 28 28
State registration and filing fees — (a) — (a) — (a)
Interfund lending fees — — — (a)
Other expenses 28 18 30
Total Expenses 1,017 401 1,410
Less fees paid indirectly (9) (3) (10)
Expenses waived/reimbursed by Adviser (36) (72) (27)
Net Expenses 972 326 1,373
Net Investment Income (Loss) 7,147 1,834 7,939
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 320 — (458)
Net change in unrealized appreciation/depreciation on investment securities (14,469) (4,497) (13,948)
Net realized/unrealized gains (losses) on investments (14,149) (4,497) (14,406)
Change in net assets resulting from operations $ (7,002) $ (2,663) $ (6,467)
(a) Rounds to less than $1 thousand.

17
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory California Bond Fund Victory New York Bond Fund Victory Virginia Bond Fund
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,147 $ 14,578 $ 1,834 $ 3,871 $ 7,939 $ 15,294
Net realized gains (losses) 320 (2,700) — (1,591) (458) (4,086)
Net change in unrealized
appreciation/depreciation (14,469) 1,786 (4,497) 794 (13,948) 2,592
Change in net assets resulting from
operations (7,002) 13,664 (2,663) 3,074 (6,467) 13,800
Distributions to Shareholders:
Fund Shares (7,053) (14,456) (1,762) (3,719) (7,397) (14,128)
Institutional Shares (79) (118) (75) (152) (423) (887)
Class A (12) (20) — — (120) (299)
Change in net assets resulting from
distributions to shareholders (7,144) (14,594) (1,837) (3,871) (7,940) (15,314)
Change in net assets resulting from
capital transactions (13,657) (46,294) (5,364) (9,148) 17,066 (36,210)
Change in net assets (27,803) (47,224) (9,864) (9,945) 2,659 (37,724)
Net Assets:
Beginning of period 407,207 454,431 106,348 116,293 473,239 510,963
End of period $ 379,404 $ 407,207 $ 96,484 $ 106,348 $ 475,898 $ 473,239

18
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory California Bond Fund Victory New York Bond Fund Victory Virginia Bond Fund
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 4,131 $ 12,861 $ 4,995 $ 12,101 $ 41,214 $ 45,471
Distributions reinvested 5,946 12,154 1,360 2,909 6,277 11,908
Cost of shares redeemed (23,590) (72,201) (12,045) (23,703) (31,970) (89,832)
Total Fund Shares $ (13,513) $ (47,186) $ (5,690) $ (8,693) $ 15,521 $ (32,453)
Institutional Shares
Proceeds from shares issued $ 2,903 $ 1,993 $ 387 $ 1,621 $ 4,074 $ 12,646
Distributions reinvested 77 116 74 150 401 818
Cost of shares redeemed (2,849) (1,675) (135) (2,226) (2,835) (15,266)
Total Institutional Shares $ 131 $ 434 $ 326 $ (455) $ 1,640 $ (1,802)
Class A
Proceeds from shares issued $ — (a) $ 743 $ — $ — $ 189 $ 1,082
Distributions reinvested 11 18 — — 115 289
Cost of shares redeemed (286) (303) — — (399) (3,326)
Total Class A $ (275) $ 458 $ — $ — $ (95) $ (1,955)
Change in net assets resulting from
capital transactions $ (13,657) $ (46,294) $ (5,364) $ (9,148) $ 17,066 $ (36,210)
Share Transactions:
Fund Shares
Issued 403 1,274 467 1,144 3,958 4,398
Reinvested 584 1,204 128 276 604 1,162
Redeemed (2,307) (7,177) (1,126) (2,249) (3,070) (8,795)
Total Fund Shares (1,320) (4,699) (531) (829) 1,492 (3,235)
Institutional Shares
Issued 283 201 37 153 389 1,238
Reinvested 8 11 7 14 39 80
Redeemed (281) (165) (13) (215) (271) (1,506)
Total Institutional Shares 10 47 31 (48) 157 (188)
Class A
Issued — (b) 74 — — 18 105
Reinvested 1 2 — — 11 28
Redeemed (28) (30) — — (38) (320)
Total Class A (27) 46 — — (9) (187)
Change in Shares (1,337) (4,606) (500) (877) 1,640 (3,610)
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
19
See notes to financial statements.
Victory California Bond Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Eleven
Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.40 $10.39 $10.41 $10.16 $10.81 $11.49 $11.17
Investment Activities:
Net investment income (loss)(b) 0.18 0.35 0.34 0.33 0.29 0.27 0.27
Net realized and unrealized gains
(losses) (0.37) 0.01(c) (0.03) 0.25 (0.66) (0.68) 0.32
Total from Investment
Activities (0.19) 0.36 0.31 0.58 (0.37) (0.41) 0.59
Distributions to Shareholders from:
Net investment income (0.18) (0.35) (0.33) (0.33) (0.28) (0.27) (0.27)
Total Distributions (0.18) (0.35) (0.33) (0.33) (0.28) (0.27) (0.27)
Net Asset Value, End of Period $10.03 $10.40 $10.39 $10.41 $10.16 $10.81 $11.49
Total Return(d)(e) (1.79)% 3.67% 3.02% 5.87% (3.43)% (3.64)% 5.36%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.49%(h) 0.50%(h) 0.55%(h) 0.57%(h) 0.59% 0.55% 0.56%
Net Investment Income (Loss)
(f)(i) 3.59% 3.51% 3.17% 3.18% 3.04% 2.39% 2.40%
Gross Expenses(f)(g) 0.51%(h) 0.51%(h) 0.56%(h) 0.58%(h) 0.59% 0.55% 0.56%
Supplemental Data:
Net Assets at end of period
(000's) $375,376 $402,864 $451,059 $495,521 $516,046 $606,474 $655,948
Portfolio Turnover(d)(j) 3% 11% 11% 2% 19% 11% 32%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory California Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Eleven
Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.40 $10.38 $10.41 $10.16 $10.81 $11.48 $11.35
Investment Activities:
Net investment income (loss)(c) 0.19 0.36 0.33 0.33 0.30 0.28 0.21
Net realized and unrealized gains
(losses) (0.37) 0.02(d) (0.03) 0.26 (0.67) (0.67) 0.13
Total from Investment
Activities (0.18) 0.38 0.30 0.59 (0.37) (0.39) 0.34
Distributions to Shareholders from:
Net investment income (0.19) (0.36) (0.33) (0.34) (0.28) (0.28) (0.21)
Total Distributions (0.19) (0.36) (0.33) (0.34) (0.28) (0.28) (0.21)
Net Asset Value, End of Period $10.03 $10.40 $10.38 $10.41 $10.16 $10.81 $11.48
Total Return(e)(f) (1.78)% 3.79% 2.97% 5.92% (3.36)% (3.50)% 3.01%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i) 0.47%(j) 0.48%(j) 0.51%(j) 0.52%(j) 0.51% 0.51% 0.50%
Net Investment Income (Loss)
(g)(k) 3.61% 3.54% 3.21% 3.22% 3.17% 2.43% 2.44%
Gross Expenses(g)(i) 0.64%(j) 0.66%(j) 0.64%(j) 0.60%(j) 0.59% 0.58% 0.94%
Supplemental Data:
Net Assets at end of period
(000's) $3,495 $3,512 $3,020 $2,721 $1,515 $592 $911
Portfolio Turnover(e)(l) 3% 11% 11% 2% 19% 11% 32%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory California Bond Fund
Class A
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Eleven
Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.39 $10.37 $10.40 $10.15 $10.80 $11.47 $11.16
Investment Activities:
Net investment income (loss)(b) 0.17 0.33 0.31 0.30 0.26 0.25 0.25
Net realized and unrealized gains
(losses) (0.37) 0.02(c) (0.03) 0.26 (0.66) (0.67) 0.31
Total from Investment
Activities (0.20) 0.35 0.28 0.56 (0.40) (0.42) 0.56
Distributions to Shareholders from:
Net investment income (0.17) (0.33) (0.31) (0.31) (0.25) (0.25) (0.25)
Total Distributions (0.17) (0.33) (0.31) (0.31) (0.25) (0.25) (0.25)
Net Asset Value, End of Period $10.02 $10.39 $10.37 $10.40 $10.15 $10.80 $11.47
Total Return(d)(e) (1.93)% 3.50% 2.69% 5.66% (3.69)% (3.78)% 5.01%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.76%(h) 0.76%(h) 0.78%(h) 0.78%(h) 0.89% 0.79% 0.81%
Net Investment Income (Loss)
(f)(i) 3.32% 3.25% 2.95% 2.99% 2.73% 2.15% 2.15%
Gross Expenses(f)(g) 1.44%(h) 1.63%(h) 1.52%(h) 0.86%(h) 0.97% 0.85% 0.88%
Supplemental Data:
Net Assets at end of period
(000's) $533 $831 $352 $432 $533 $1,098 $6,783
Portfolio Turnover(d)(j) 3% 11% 11% 2% 19% 11% 32%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory New York Bond Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Eleven
Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.87 $10.91 $10.85 $10.57 $11.39 $12.11 $11.80
Investment Activities:
Net investment income (loss)(b) 0.19 0.38 0.37 0.38 0.32 0.32 0.34
Net realized and unrealized gains
(losses) (0.48) (0.04) 0.06 0.28 (0.82) (0.72) 0.31
Total from Investment
Activities (0.29) 0.34 0.43 0.66 (0.50) (0.40) 0.65
Distributions to Shareholders from:
Net investment income (0.19) (0.38) (0.37) (0.38) (0.32) (0.32) (0.34)
Total Distributions (0.19) (0.38) (0.37) (0.38) (0.32) (0.32) (0.34)
Net Asset Value, End of Period $10.39 $10.87 $10.91 $10.85 $10.57 $11.39 $12.11
Total Return(c)(d) (2.66)% 3.31% 4.08% 6.36% (4.38)% (3.40)% 5.61%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.64%(g) 0.65%(h) 0.66%(h) 0.63%(h) 0.67% 0.64% 0.66%
Net Investment Income (Loss)
(e)(i) 3.60% 3.63% 3.45% 3.55% 3.25% 2.65% 2.87%
Gross Expenses(e)(f) 0.78%(g) 0.77%(h) 0.77%(h) 0.70%(h) 0.71% 0.64% 0.66%
Supplemental Data:
Net Assets at end of period
(000's) $92,291 $102,298 $111,708 $121,382 $139,084 $170,335 $207,085
Portfolio Turnover(c)(j) 0% 8% 4% 4% 15% 10% 19%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory New York Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Eleven
Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.85 $10.88 $10.82 $10.56 $11.38 $12.10 $11.94
Investment Activities:
Net investment income (loss)(c) 0.20 0.39 0.38 0.38 0.32 0.33 0.26
Net realized and unrealized gains
(losses) (0.48) (0.03) 0.06 0.26 (0.82) (0.72) 0.16
Total from Investment
Activities (0.28) 0.36 0.44 0.64 (0.50) (0.39) 0.42
Distributions to Shareholders from:
Net investment income (0.20) (0.39) (0.38) (0.38) (0.32) (0.33) (0.26)
Total Distributions (0.20) (0.39) (0.38) (0.38) (0.32) (0.33) (0.26)
Net Asset Value, End of Period $10.37 $10.85 $10.88 $10.82 $10.56 $11.38 $12.10
Total Return(d)(e) (2.56)% 3.36% 4.12% 6.22% (4.34)% (3.39)% 3.55%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.61%(i) 0.60%(j) 0.63%(j) 0.60%(j) 0.61% 0.61% 0.61%
Net Investment Income (Loss)
(f)(k) 3.64% 3.68% 3.49% 3.56% 3.31% 2.72% 2.86%
Gross Expenses(f)(h) 0.89%(i) 0.86%(j) 0.82%(j) 0.71%(j) 0.70% 0.65% 0.77%
Supplemental Data:
Net Assets at end of period
(000's) $4,193 $4,050 $4,585 $8,682 $20,352 $21,414 $2,958
Portfolio Turnover(d)(l) 0% 8% 4% 4% 15% 10% 19%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Virginia Bond Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Eleven
Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.53 $10.53 $10.48 $10.24 $10.94 $11.61 $11.26
Investment Activities:
Net investment income (loss)(b) 0.17 0.34 0.31 0.31 0.29 0.26 0.27
Net realized and unrealized gains
(losses) (0.31) —(c) 0.05 0.26 (0.72) (0.67) 0.35
Total from Investment
Activities (0.14) 0.34 0.36 0.57 (0.43) (0.41) 0.62
Distributions to Shareholders from:
Net investment income (0.17) (0.34) (0.31) (0.33) (0.27) (0.26) (0.27)
Total Distributions (0.17) (0.34) (0.31) (0.33) (0.27) (0.26) (0.27)
Net Asset Value, End of Period $10.22 $10.53 $10.53 $10.48 $10.24 $10.94 $11.61
Total Return(d)(e) (1.34)% 3.32% 3.47% 5.66% (3.90)% (3.64)% 5.53%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.56%(h) 0.55%(h) 0.58%(h) 0.58%(h) 0.55% 0.53% 0.50%
Net Investment Income (Loss)
(f)(i) 3.25% 3.27% 2.94% 3.02% 3.01% 2.23% 2.32%
Gross Expenses(f)(g) 0.57%(h) 0.56%(h) 0.59%(h) 0.59%(h) 0.56% 0.53% 0.50%
Supplemental Data:
Net Assets at end of period
(000's) $442,739 $440,625 $474,417 $495,681 $516,987 $639,231 $713,075
Portfolio Turnover(d)(j) 4% 6% 6% 5% 14% 8% 28%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Virginia Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Eleven
Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.54 $10.53 $10.49 $10.24 $10.94 $11.61 $11.46
Investment Activities:
Net investment income (loss)(c) 0.17 0.34 0.31 0.32 0.31 0.26 0.20
Net realized and unrealized gains
(losses) (0.32) 0.01 0.04 0.26 (0.73) (0.67) 0.15
Total from Investment
Activities (0.15) 0.35 0.35 0.58 (0.42) (0.41) 0.35
Distributions to Shareholders from:
Net investment income (0.17) (0.34) (0.31) (0.33) (0.28) (0.26) (0.20)
Total Distributions (0.17) (0.34) (0.31) (0.33) (0.28) (0.26) (0.20)
Net Asset Value, End of Period $10.22 $10.54 $10.53 $10.49 $10.24 $10.94 $11.61
Total Return(d)(e) (1.41)% 3.45% 3.42% 5.81% (3.86)% (3.61)% 3.04%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.52%(i) 0.51%(i) 0.53%(i) 0.52%(i) 0.51% 0.50% 0.49%
Net Investment Income (Loss)
(f)(j) 3.29% 3.30% 2.99% 3.08% 3.26% 2.25% 2.26%
Gross Expenses(f)(h) 0.61%(i) 0.60%(i) 0.61%(i) 0.59%(i) 0.57% 0.56% 0.58%
Supplemental Data:
Net Assets at end of period
(000's) $25,429 $24,552 $26,516 $26,490 $27,598 $10,469 $12,105
Portfolio Turnover(d)(k) 4% 6% 6% 5% 14% 8% 28%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Virginia Bond Fund
Class A
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Eleven
Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.53 $10.52 $10.48 $10.23 $10.94 $11.60 $11.25
Investment Activities:
Net investment income (loss)(b) 0.16 0.31 0.29 0.29 0.26 0.23 0.24
Net realized and unrealized gains
(losses) (0.32) 0.01 0.04 0.26 (0.72) (0.66) 0.35
Total from Investment
Activities (0.16) 0.32 0.33 0.55 (0.46) (0.43) 0.59
Distributions to Shareholders from:
Net investment income (0.16) (0.31) (0.29) (0.30) (0.25) (0.23) (0.24)
Total Distributions (0.16) (0.31) (0.29) (0.30) (0.25) (0.23) (0.24)
Net Asset Value, End of Period $10.21 $10.53 $10.52 $10.48 $10.23 $10.94 $11.60
Total Return(c)(d) (1.55)% 3.17% 3.15% 5.53% (4.20)% (3.78)% 5.26%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.79%(g) 0.79%(g) 0.80%(g) 0.80%(g) 0.79% 0.77% 0.76%
Net Investment Income (Loss)
(e)(h) 3.02% 3.03% 2.72% 2.80% 2.77% 1.99% 2.06%
Gross Expenses(e)(f) 0.91%(g) 0.90%(g) 0.91%(g) 0.87%(g) 0.85% 0.82% 0.81%
Supplemental Data:
Net Assets at end of period
(000's) $7,730 $8,062 $10,030 $11,331 $12,556 $16,614 $19,032
Portfolio Turnover(c)(i) 4% 6% 6% 5% 14% 8% 28%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2026
Victory Portfolios III
27
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following three funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory California Bond Fund California Bond Fund Fund Shares, Institutional Shares,
and Class A
Victory New York Bond Fund New York Bond Fund Fund Shares and Institutional Shares
Victory Virginia Bond Fund Virginia Bond Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
28
(Unaudited)
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of August 31, 2026, there were no significant transfers into or out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Level 1 Level 2 Level 3 Total
California Bond Fund
Municipal Bonds .............................................. $ — $ 377,402 $ — $ 377,402
Total ....................................................... $ — $ 377,402 $ — $ 377,402
New York Bond Fund
Municipal Bonds .............................................. — 95,312 — 95,312
Total ....................................................... $ — $ 95,312 $ — $ 95,312
Virginia Bond Fund
Municipal Bonds .............................................. — 470,593 — 470,593
Total ....................................................... $ — $ 470,593 $ — $ 470,593

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
29
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended August 31, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities
Purchases Sales
California Bond Fund ....................................................................... $ 11,774 $ 32,198
New York Bond Fund ....................................................................... — 1,590
Virginia Bond Fund ........................................................................ 46,462 19,213
Adviser Fee Tier Rates
First $50 million
$50 million but not
over $100 million Over $100 million
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.30%
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.30%
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.30%
Comparative Index
California Bond Fund .................................................. Lipper California Municipal Debt Funds
New York Bond Fund .................................................. Lipper New York Municipal Debt Funds
Virginia Bond Fund ................................................... Lipper Virginia Municipal Debt Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
30
(Unaudited)
For the six months ended August 31, 2026, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2026, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2026, are reflected on the
Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Fund Shares
Institutional
Shares Class A
California Bond Fund .............................................................. $ (102) (1) —(a)
as annual % rate ................................................................ (0.05)% (0.03)% (0.04)%
New York Bond Fund .............................................................. $ (4) — N/A
as annual % rate ................................................................ (0.01)% — N/A
Virginia Bond Fund ............................................................... $ 46 3 —(a)
as annual % rate ................................................................ 0.02% 0.02% (0.01)%
(a) Rounds to less than $1 thousand.
Annual Charge
Fund Shares Institutional Shares Class A
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15%
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15%
Institutional
Shares Class A
California Bond Fund ............................................................................ 0.10% 0.10%
New York Bond Fund ............................................................................ 0.10% N/A
Virginia Bond Fund ............................................................................. 0.10% 0.10%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
31
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2026, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Class A
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
In effect until June 30, 2027
Fund Shares Institutional Shares Class A
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80%
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.61% N/A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80%
February 28,
2027
February 29,
2028
February 28,
2029
February 28,
2030 Total
California Bond Fund ...................................... $ 17 $ 43 $ 58 $ 36 $ 154
New York Bond Fund ...................................... 50 126 134 72 382
Virginia Bond Fund ....................................... 39 76 83 27 225

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
32
(Unaudited)
Credit Risk — The fixed-income securities held in the Fund(s) portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk — The Fund(s) are subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise.
The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater its sensitivity is to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises, and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Liquidity Risk — Market developments and other factors, including changes in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-
income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance. In addition, significant securities market disruptions, including economic, financial and public health crises, may lead to dislocation in the market for a variety of fixed-income securities
(including municipal obligations), which can decrease liquidity and sharply reduce returns. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Fund.
State-Specific Risk — Funds, along with their state-specific risks, are detailed below:
California Bond Fund — Because the Fund invests in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in California, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, other economic conditions, such as inflation, exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of California and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of multiple states.
New York Bond Fund — Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in New York to pay interest or repay principal, which may impact the Fund’s performance. The Fund is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. While New York State’s economy is broad, it does have concentrations in the financial services industry and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past, and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
33
(Unaudited)
their obligations. The financial health of New York City affects that of New York State; when New York City experiences financial difficulty, there may be an adverse effect on New York municipal bonds held by the Fund. The growth rate of New York State has at times been somewhat slower than the nation overall. The economic and financial condition of New York State also may be affected by various financial, social, economic, and political factors. In addition, lingering effects of economic conditions and other developments, such as inflation, exacerbate some or all of these risks.
Virginia Bond Fund — Because the Fund invests in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in Virginia, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, other economic conditions, such as inflation, exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of Virginia and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in
Virginia than are funds that invest in municipal securities of multiple states.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended August 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended August 31, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2026.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and
Borrower or
Lender
Amount
Outstanding at
August 31, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Virginia Bond Fund .............................. Borrower $ — $ 796 4.14% $ 796
Declared Paid
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
34
(Unaudited)
distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2026, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
8. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Short-Term
Amount
Long-Term
Amount Total
California Bond Fund ................................................... $ (5,454) $ (15,512) $ (20,966)
New York Bond Fund ................................................... (2,486) (4,574) (7,060)
Virginia Bond Fund .................................................... (2,349) (16,806) (19,155)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-MuniGov-1026

August 31, 2026
Semi-Annual: Full Financials
Victory Emerging Markets Fund
Victory Global Equity Income Fund
Victory International Fund
Victory Precious Metals and Minerals Fund
Victory World Equity Fund
(formerly Victory Sustainable World Fund)
Victory Target Managed Allocation Fund

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Emerging Markets Fund
2
Victory Global Equity Income Fund
11
Victory International Fund
16
Victory Precious Metals and Minerals Fund
31
Victory World Equity Fund
33
Victory Target Managed Allocation Fund
44
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
53
Statements of Operations
55
Statements of Changes in Net Assets
57
Financial Highlights
61
Notes to Financial Statements (Form N-CSR Item 7) 74

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Emerging Markets Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.4%)
Belgium (0.9%):
Industrials (0.1%):
Cenergy Holdings SA .................................................... 22,933 $ 613
Materials (0.8%):
Titan SA ............................................................. 104,355 6,613
7,226
Brazil (5.1%):
Consumer Discretionary (0.4%):
Vibra Energia SA ....................................................... 380,658 2,529
Vivara Participacoes SA .................................................. 117,900 507
3,036
Consumer Staples (0.5%):
Raia Drogasil SA ....................................................... 1,025,490 3,879
Energy (1.4%):
Brava Energia ......................................................... 124,317 411
Petroleo Brasileiro SA - Petrobras , ADR ...................................... 122,364 2,368
PRIO SA ............................................................. 665,400 8,049
10,828
Financials (1.3%):
Banco Bradesco SA , Preference Shares ....................................... 1,189,300 3,946
Banco do Brasil SA ..................................................... 596,890 2,389
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 161,300 438
BB Seguridade Participacoes SA ............................................ 436,500 3,403
Pagseguro Digital Ltd. , Class A ............................................. 36,001 325
10,501
Health Care (0.2%):
Rede D'Or Sao Luiz SA (a) ................................................ 259,300 1,761
Industrials (0.3%):
Motiva Infraestrutura de Mobilidade SA ....................................... 734,120 2,190
Information Technology (0.2%):
TOTVS SA ........................................................... 267,700 1,832
Materials (0.3%):
Vale SA , Class B , ADR ................................................... 157,654 2,379
Utilities (0.5%):
Axia Energia SA ....................................................... 335,486 3,440
39,846
Chile (0.2%):
Real Estate (0.1%):
Parque Arauco SA ...................................................... 155,049 648
Utilities (0.1%):
Enel Chile SA ......................................................... 6,362,207 546
1,194
China (16.9%):
Communication Services (3.3%):
NetEase, Inc. .......................................................... 363,500 8,859
Tencent Holdings Ltd. ................................................... 301,963 17,344
26,203
Consumer Discretionary (2.3%):
361 Degrees International Ltd. (b) ........................................... 732,000 420
ANTA Sports Products Ltd. ................................................ 263,400 2,604
BYD Co. Ltd. ......................................................... 509,900 5,628
Fuyao Glass Industry Group Co. Ltd. , Class H (a) ................................ 405,200 2,834
Laopu Gold Co. Ltd. , Class H (b) ............................................ 45,609 2,293
Midea Group Co. Ltd. , Class A ............................................. 287,400 3,753

Victory Portfolios III
Victory Emerging Markets Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
TravelSky Technology Ltd. , Class H ......................................... 316,000 $ 351
17,883
Consumer Staples (0.6%):
Guoquan Food Shanghai Co. Ltd. , Class H (b) ................................... 1,210,553 258
JD Health International, Inc. (a) (c) ........................................... 377,300 1,747
Tingyi Cayman Islands Holding Corp. ........................................ 1,508,000 2,450
4,455
Financials (4.9%):
Agricultural Bank of China Ltd. , Class H ...................................... 5,817,000 4,699
Bank of China Ltd. , Class H ............................................... 9,575,000 7,187
China Construction Bank Corp. , Class H ...................................... 8,667,000 10,477
China International Capital Corp. Ltd. , Class H (a) ................................ 1,946,800 5,585
China Merchants Bank Co. Ltd. , Class H ...................................... 593,000 3,845
Ping An Insurance Group Co. of China Ltd. .................................... 985,000 7,065
38,858
Health Care (1.6%):
AK Medical Holdings Ltd. (a) .............................................. 552,850 360
Innovent Biologics, Inc. (a) (c) .............................................. 74,000 976
Shanghai Conant Optical Co. Ltd. , Class H (b) .................................. 147,700 843
Sinopharm Group Co. Ltd. , Class H .......................................... 1,036,399 2,042
WuXi AppTec Co. Ltd. , Class H (a) (b) ........................................ 341,800 8,232
Zylox-Tonbridge Medical Technology Co. Ltd. , Class H (a) ......................... 167,000 456
12,909
Industrials (0.8%):
China Communications Services Corp. Ltd. , Class H .............................. 662,000 326
Contemporary Amperex Technology Co. Ltd. , Class A ............................ 47,000 2,540
Harbin Electric Co. Ltd. , Class H ............................................ 294,000 628
JD Logistics, Inc. (a) (c) ................................................... 1,885,901 2,643
REPT BATTERO Energy Co. Ltd. , Class H (c) .................................. 269,987 351
6,488
Information Technology (2.3%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 154,500 1,491
GDS Holdings Ltd. , Class A (c) ............................................. 148,600 595
Lenovo Group Ltd. ...................................................... 2,572,468 9,856
NAURA Technology Group Co. Ltd. , Class A ................................... 23,800 2,477
Powerchip Semiconductor Manufacturing Corp. ................................. 237,790 547
Xiaomi Corp. , Class B (a) (c) ............................................... 313,600 1,101
Zhongji Innolight Co. Ltd. , Class A .......................................... 12,900 1,640
17,707
Materials (1.1%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 1,872,000 8,729
Utilities (0.0%):(d)
Beijing Jingneng Clean Energy Co. Ltd. , Class H ................................ 1,392,000 293
133,525
Czech Republic (0.1%):
Industrials (0.1%):
Colt CZ Group SE ...................................................... 10,530 482
Greece (0.9%):
Financials (0.9%):
National Bank of Greece SA ............................................... 332,580 6,499
Optima Bank SA ....................................................... 57,659 815
7,314
Hong Kong (3.2%):
Consumer Discretionary (2.5%):
Alibaba Group Holding Ltd. , Class W ........................................ 1,174,104 16,784
Bosideng International Holdings Ltd. ......................................... 3,588,000 1,952
TCL Electronics Holdings Ltd. (c) ........................................... 332,089 707
19,443

Victory Portfolios III
Victory Emerging Markets Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.0%):(d)
Want Want China Holdings Ltd. ............................................ 278,000 $ 109
Energy (0.0%):(d)
CGN Mining Co. Ltd. .................................................... 1,315,000 438
Health Care (0.1%):
China Medical System Holdings Ltd. ......................................... 353,000 505
Industrials (0.0%):(d)
China Everbright Environment Group Ltd. (b) ................................... 607,719 390
Materials (0.1%):
Nine Dragons Paper Holdings Ltd. (c) ......................................... 570,901 496
Utilities (0.5%):
Guangdong Investment Ltd. ............................................... 3,412,000 3,850
25,231
Hungary (0.7%):
Communication Services (0.1%):
Magyar Telekom Telecommunications PLC .................................... 140,583 1,130
Financials (0.6%):
OTP Bank Nyrt ........................................................ 31,851 4,586
5,716
India (10.7%):
Communication Services (0.6%):
Bharti Airtel Ltd. ....................................................... 82,455 1,568
Indus Towers Ltd. ...................................................... 894,654 3,650
5,218
Consumer Discretionary (0.8%):
Leela Palaces Hotels & Resorts Ltd. (c) ....................................... 93,359 558
Lumax Auto Technologies Ltd. ............................................. 31,853 696
Mahindra & Mahindra Ltd. ................................................ 83,654 2,882
Sansera Engineering Ltd. (a) ............................................... 30,186 1,272
SKY Gold and Diamonds Ltd. (c) ............................................ 107,522 910
6,318
Energy (0.8%):
Mangalore Refinery & Petrochemicals Ltd. .................................... 235,463 421
Reliance Industries Ltd. .................................................. 418,805 5,612
6,033
Financials (3.5%):
Angel One Ltd. ........................................................ 120,020 361
Bajaj Finance Ltd. ...................................................... 202,984 2,251
Can Fin Homes Ltd. ..................................................... 54,759 457
City Union Bank Ltd. .................................................... 267,728 644
ICICI Bank Ltd. ........................................................ 64,538 983
ICICI Bank Ltd. , ADR ................................................... 88,580 2,689
LIC Housing Finance Ltd. ................................................. 84,298 476
Nippon Life India Asset Management Ltd. (a) ................................... 492,960 6,060
Nuvama Wealth Management Ltd. ........................................... 27,272 502
Power Finance Corp. Ltd. ................................................. 1,068,092 3,767
State Bank of India ...................................................... 192,806 2,144
The Karur Vysya Bank Ltd. ................................................ 293,259 1,070
Union Bank of India Ltd. ................................................. 3,358,937 6,645
28,049
Health Care (0.4%):
Acutaas Chemicals Ltd. .................................................. 18,820 624
Ajanta Pharma Ltd. ..................................................... 15,592 590
Granules India Ltd. ..................................................... 67,335 586
Strides Pharma Science Ltd. ............................................... 44,111 475
Yatharth Hospital & Trauma Care Services Ltd. ................................. 80,086 842
3,117

Victory Portfolios III
Victory Emerging Markets Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (1.5%):
Adani Ports & Special Economic Zone Ltd. .................................... 207,551 $ 3,469
AIA Engineering Ltd. .................................................... 10,801 483
eClerx Services Ltd. ..................................................... 18,218 378
Engineers India Ltd. ..................................................... 191,784 526
Kajaria Ceramics Ltd. .................................................... 38,059 497
RR Kabel Ltd. ......................................................... 21,127 649
Sagility Ltd. ........................................................... 1,351,943 668
Tata Motors Ltd. ....................................................... 824,803 4,073
Transport Corp. of India Ltd. ............................................... 28,932 264
VRL Logistics Ltd. ...................................................... 167,519 533
11,540
Information Technology (1.2%):
Coforge Ltd. .......................................................... 254,985 5,305
Rategain Travel Technologies Ltd. , Class A (c) .................................. 56,386 555
Syrma SGS Technology Ltd. ............................................... 48,976 738
Tata Consultancy Services Ltd. ............................................. 103,855 2,613
9,211
Materials (1.3%):
Hindalco Industries Ltd. .................................................. 535,045 5,704
National Aluminium Co. Ltd. .............................................. 316,508 1,268
UPL Ltd. ............................................................. 302,104 1,782
Welspun Corp. Ltd. ..................................................... 71,165 1,785
10,539
Real Estate (0.1%):
Wework India Management Ltd. (c) .......................................... 92,203 663
Utilities (0.5%):
CESC Ltd. ............................................................ 263,841 405
Power Grid Corp. of India Ltd. ............................................. 1,116,475 3,090
VA Tech Wabag Ltd. ..................................................... 27,346 567
4,062
84,750
Indonesia (1.2%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk , ADR ...................................... 173,335 2,527
Consumer Staples (0.1%):
PT Cisarua Mountain Dairy Tbk ............................................ 1,196,200 326
PT Japfa Comfeed Indonesia Tbk ........................................... 5,009,500 622
948
Financials (0.6%):
PT Bank Mandiri Persero Tbk .............................................. 8,863,180 2,116
PT Bank Rakyat Indonesia Persero Tbk ....................................... 14,531,246 2,666
4,782
Materials (0.1%):
PT Aneka Tambang Tbk .................................................. 4,099,200 717
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk ............................................. 3,858,300 333
9,307
Luxembourg (0.3%):
Materials (0.3%):
Ternium SA , ADR ...................................................... 48,541 2,661
Malaysia (0.2%):
Industrials (0.0%):(d)
Zetrix Ai Bhd .......................................................... 4,149,400 303
Materials (0.1%):
Malayan Cement Bhd .................................................... 553,100 891

Victory Portfolios III
Victory Emerging Markets Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (0.1%):
Sunway Real Estate Investment Trust ......................................... 719,300 $ 368
1,562
Mexico (3.1%):
Communication Services (0.4%):
America Movil SAB de CV , ADR ........................................... 130,360 3,004
Consumer Staples (0.3%):
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 861,700 2,024
La Comer SAB de CV (b) ................................................. 194,123 364
2,388
Energy (0.7%):
Vista Energy SAB de CV , ADR (c) ........................................... 81,813 5,846
Financials (1.5%):
Gentera SAB de CV ..................................................... 2,261,516 5,430
Grupo Financiero Banorte SAB de CV , Class O ................................. 573,803 6,498
11,928
Materials (0.1%):
GCC SAB de CV (b) ..................................................... 75,476 861
Real Estate (0.1%):
Concentradora Fibra Danhos SA de CV ....................................... 301,975 519
24,546
Peru (0.1%):
Financials (0.1%):
Intercorp Financial Services, Inc. ............................................ 9,009 492
Philippines (0.1%):
Utilities (0.1%):
Manila Water Co., Inc. ................................................... 653,200 365
Poland (0.7%):
Communication Services (0.1%):
Orange Polska SA ...................................................... 150,730 553
Financials (0.0%):(d)
Alior Bank SA ......................................................... 12,214 433
Industrials (0.5%):
Benefit Systems SA (b) ................................................... 2,736 3,994
Utilities (0.1%):
Tauron Polska Energia SA ................................................. 202,548 460
5,440
Russian Federation (0.0%):
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (a) (c) (e) (f) .................................... 253,826 —
Energy (0.0%):
Gazprom PJSC (a) (c) (e) (f) ................................................. 1,087,480 —
Rosneft Oil Co. PJSC , GDR (a) (c) (e) (f) ....................................... 457,159 —
—
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a) (c) (e) (f) ................................ 196,760 —
Sberbank of Russia PJSC (a) (c) (e) (f) ......................................... 687,954 —
Sberbank of Russia PJSC , ADR (a) (c) (e) (f) ..................................... 329,652 —
—
—
Saudi Arabia (1.2%):
Communication Services (0.4%):
Etihad Etisalat Co. ...................................................... 197,764 3,509
Financials (0.7%):
Saudi Awwal Bank ...................................................... 619,076 5,612

Victory Portfolios III
Victory Emerging Markets Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 16,213 $ 455
9,576
Singapore (0.7%):
Communication Services (0.7%):
JOYY, Inc. , ADR ....................................................... 70,234 5,242
South Africa (2.5%):
Consumer Staples (0.1%):
Boxer Retail Ltd. (b) ..................................................... 119,034 578
Tiger Brands Ltd. ....................................................... 21,205 354
932
Energy (0.1%):
Exxaro Resources Ltd. ................................................... 39,469 464
Financials (1.1%):
Momentum Group Ltd. ................................................... 274,505 691
Nedbank Group Ltd. ..................................................... 235,363 4,303
Standard Bank Group Ltd. ................................................ 181,712 3,582
8,576
Industrials (0.3%):
Bidvest Group Ltd. ...................................................... 165,629 2,394
Materials (0.9%):
Harmony Gold Mining Co. Ltd. ............................................. 213,227 4,183
Kumba Iron Ore Ltd. (b) .................................................. 51,073 760
Northam Platinum Holdings Ltd. ............................................ 32,176 584
Pan African Resources PLC ............................................... 701,981 1,287
6,814
Real Estate (0.0%):(d)
Growthpoint Properties Ltd. ............................................... 413,047 420
19,600
South Korea (19.6%):
Communication Services (0.3%):
KT Corp. ............................................................. 61,617 2,406
NC Corp. ............................................................. 2,699 442
2,848
Consumer Discretionary (1.0%):
Hyundai Mobis Co. Ltd. .................................................. 5,659 1,868
Kia Corp. ............................................................ 56,243 5,366
Shinsegae, Inc. ......................................................... 1,517 457
Youngone Corp. ........................................................ 8,523 450
8,141
Consumer Staples (1.5%):
APR Corp. ............................................................ 21,411 7,252
D'Alba Global Co. Ltd. ................................................... 19,391 3,111
Kolmar Korea Co. Ltd. (c) ................................................. 10,685 1,249
11,612
Financials (2.3%):
Hana Financial Group, Inc. ................................................ 113,576 11,286
JB Financial Group Co. Ltd. ............................................... 36,896 763
KIWOOM Securities Co. Ltd. .............................................. 4,117 830
Shinhan Financial Group Co. Ltd. ........................................... 64,705 5,152
18,031
Health Care (0.2%):
Daewoong Pharmaceutical Co. Ltd. .......................................... 3,607 335
HK inno N Corp. (c) ..................................................... 12,898 406
PharmaResearch Co. Ltd. ................................................. 1,911 594
1,335

Victory Portfolios III
Victory Emerging Markets Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (1.9%):
Daehan Shipbuilding Co. Ltd. .............................................. 7,096 $ 246
DL E&C Co. Ltd. ....................................................... 10,892 571
Hanwha Aerospace Co. Ltd. ............................................... 1,638 1,315
Hanwha Corp. ......................................................... 5,395 532
Hanwha Machinery Service Holdings Co. Ltd. (c) ................................ 8,691 46
HD Hyundai Heavy Industries Co. Ltd. ....................................... 9,691 3,172
HD Hyundai Marine Solution Co. Ltd. ........................................ 12,336 1,865
HD-Hyundai Marine Engine (c) ............................................. 13,413 509
IPARK Hyundai Development Co. ........................................... 32,718 559
Samsung E&A Co. Ltd. .................................................. 168,400 5,773
Sanil Electric Co. Ltd. ................................................... 3,679 524
15,112
Information Technology (12.3%):
IsuPetasys Co. Ltd. ...................................................... 11,731 970
LEENO Industrial, Inc. ................................................... 11,180 542
LG Innotek Co. Ltd. ..................................................... 7,331 3,411
PSK, Inc. ............................................................. 7,740 717
Samsung Electronics Co. Ltd. .............................................. 182,368 34,433
Simmtech Co. Ltd. ...................................................... 6,086 570
SK hynix, Inc. ......................................................... 45,512 55,091
WONIK IPS Co. Ltd. .................................................... 14,006 1,132
96,866
Materials (0.1%):
Han Kuk Carbon Co. Ltd. (c) ............................................... 15,796 277
Hyosung TNC Corp. ..................................................... 1,778 460
Poongsan Corp. ........................................................ 6,716 401
1,138
155,083
Switzerland (0.2%):
Consumer Discretionary (0.2%):
Allwyn AG ........................................................... 108,539 1,701
Taiwan (26.2%):
Consumer Discretionary (0.5%):
Fusheng Precision Co. Ltd. ................................................ 57,000 516
Lion Travel Service Co. Ltd. ............................................... 83,000 377
Minth Group Ltd. ....................................................... 618,900 2,050
Poya International Co. Ltd. ................................................ 430,830 1,019
3,962
Financials (0.6%):
CTBC Financial Holding Co. Ltd. ........................................... 2,465,000 5,029
Health Care (0.1%):
Visco Vision, Inc. ....................................................... 72,470 581
Industrials (0.9%):
Acter Group Corp. Ltd. ................................................... 14,000 381
Bizlink Holding, Inc. .................................................... 68,504 4,681
Mega Union Technology, Inc. .............................................. 35,100 793
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 223,358 1,264
Teco Electric and Machinery Co. Ltd. ........................................ 109,765 251
7,370
Information Technology (24.0%):
ASE Technology Holding Co. Ltd. , ADR (b) .................................... 70,442 2,603
ASE Technology Holding Co. Ltd. ........................................... 324,000 5,969
AURAS Technology Co. Ltd. .............................................. 19,894 784
Chenbro Micom Co. Ltd. ................................................. 44,000 1,345
Chroma ATE, Inc. ...................................................... 8,000 495
Compeq Manufacturing Co. Ltd. ............................................ 86,000 673
Delta Electronics, Inc. ................................................... 92,000 5,338
Elite Material Co. Ltd. ................................................... 85,000 14,686
Ennoconn Corp. ........................................................ 34,000 418

Victory Portfolios III
Victory Emerging Markets Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Genius Electronic Optical Co. Ltd. .......................................... 32,000 $ 1,014
Gold Circuit Electronics Ltd. ............................................... 19,000 697
Innodisk Corp. ......................................................... 22,003 1,007
Kinsus Interconnect Technology Corp. ........................................ 48,298 1,246
MediaTek, Inc. ......................................................... 146,000 18,066
MPI Corp. ............................................................ 3,000 485
Nanya Technology Corp. ................................................. 158,000 2,703
Novatek Microelectronics Corp. ............................................ 93,000 1,584
Phison Electronics Corp. .................................................. 27,000 1,842
Quanta Computer, Inc. ................................................... 484,000 5,167
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,232,000 92,599
Taiwan Union Technology Corp. ............................................ 54,000 2,440
Tripod Technology Corp. ................................................. 87,000 1,361
Unimicron Technology Corp. .............................................. 214,270 6,744
Winbond Electronics Corp. ................................................ 212,000 1,219
WinWay Technology Co. Ltd. .............................................. 2,000 396
Wiwynn Corp. ......................................................... 56,000 12,515
WT Microelectronics Co. Ltd. .............................................. 109,421 676
Yageo Corp. ........................................................... 329,000 5,649
189,721
Materials (0.1%):
Nan Pao Resins Chemical Co. Ltd. .......................................... 56,000 609
207,272
Thailand (1.4%):
Communication Services (0.4%):
Advanced Info Service PCL, NVDR ......................................... 317,800 3,399
Consumer Discretionary (0.1%):
Com7 PCL, NVDR ..................................................... 886,400 794
Financials (0.1%):
Thanachart Capital PCL, NVDR ............................................ 239,100 618
Health Care (0.5%):
Bumrungrad Hospital PCL, NVDR .......................................... 665,400 3,840
Industrials (0.1%):
CH Karnchang PCL, NVDR ............................................... 1,553,200 856
Real Estate (0.1%):
Amata Corp. PCL, NVDR ................................................ 766,200 756
Utilities (0.1%):
Gunkul Engineering PCL, NVDR ........................................... 6,854,400 1,063
11,326
Turkey (0.4%):
Consumer Staples (0.3%):
BIM Birlesik Magazalar A/S ............................................... 259,954 2,184
Health Care (0.0%):(d)
MLP Saglik Hizmetleri A/S , Class B (a) (c) ..................................... 47,796 417
Real Estate (0.1%):
Torunlar Gayrimenkul Yatirim Ortakligi A/S .................................... 251,237 502
3,103
United Arab Emirates (0.5%):
Real Estate (0.5%):
Emaar Development PJSC ................................................ 1,046,628 3,623
United Kingdom (0.5%):
Consumer Discretionary (0.1%):
Pepco Group NV ....................................................... 69,928 812
Consumer Staples (0.4%):
Unilever PLC ......................................................... 52,576 3,417
4,229

Victory Portfolios III
Victory Emerging Markets Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
Gazprom PJSC ....................................................
7/28/21
$ 4,261
$ —
Mobile TeleSystems PJSC , ADR ........................................
4/4/16
2,117
—
Moscow Exchange MICEX-RTS PJSC ...................................
5/4/20
331
—
Rosneft Oil Co. PJSC , GDR ...........................................
3/6/20
2,920
—
Sberbank of Russia PJSC .............................................
3/2/15
800
—
Sberbank of Russia PJSC , ADR .........................................
11/11/20
4,362
—
Total (0.0% of net assets)
$14,792
$—
Security Description Shares
Value
(000)
United States (0.6%):
Consumer Discretionary (0.3%):
SharkNinja, Inc. (c) ...................................................... 11,252 $ 2,166
Energy (0.3%):
SLB Ltd. ............................................................. 44,730 2,688
4,854
Uruguay (0.2%):
Consumer Discretionary (0.2%):
Arcos Dorados Holdings, Inc. , Class A ........................................ 200,684 1,590
Total Common Stocks (Cost $484,721) 776,856
Exchange-Traded Funds (0.7%)
United States (0.7%):
iShares Core MSCI Emerging Markets ETF .................................... 57,831 4,726
iShares MSCI Emerging Markets Small-Cap ETF ................................ 6,677 510
5,236
Total Exchange-Traded Funds (Cost $5,069) 5,236
Short-Term Investments (1.0%)
Collateral for Securities Loaned (1.0%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (g) ........ 2,060,667 2,061
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (g) ............ 2,060,667 2,060
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (g) ............... 2,060,667 2,061
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .58% (g) . 2,060,667 2,061
8,243
Total Short-Term Investments (Cost $8,243) 8,243
Total Investments (Cost $498,033) — 100.1% 790,335
Liabilities in excess of other assets — (0.1)% (450)
NET ASSETS — 100.00% $ 789,885
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$33,444 (thousands) and amounted to 4.2% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of August 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at August 31,
2026 (amounts in thousands):
(g) Rate disclosed is the daily yield on August 31, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Global Equity Income Fund
11
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Australia (1.3%):
Financials (0.3%):
QBE Insurance Group Ltd. ................................................ 16,950 $ 270
Industrials (0.5%):
Computershare Ltd. ..................................................... 12,619 359
Utilities (0.5%):
Origin Energy Ltd. ...................................................... 52,667 438
1,067
Bermuda (0.1%):
Financials (0.1%):
Everest Group Ltd. ...................................................... 192 72
Canada (4.9%):
Energy (1.5%):
Suncor Energy, Inc. ..................................................... 18,536 1,240
Financials (2.1%):
Canadian Imperial Bank of Commerce ........................................ 12,344 1,401
Sun Life Financial, Inc. .................................................. 4,577 360
1,761
Materials (1.3%):
Kinross Gold Corp. ..................................................... 23,233 711
Nutrien Ltd. ........................................................... 4,811 363
1,074
4,075
China (1.5%):
Industrials (1.5%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 327,800 1,246
France (2.7%):
Industrials (1.3%):
Cie de Saint-Gobain SA .................................................. 7,824 709
Eiffage SA ............................................................ 2,996 378
1,087
Utilities (1.4%):
Engie SA ............................................................. 39,867 1,139
2,226
Germany (3.9%):
Communication Services (0.7%):
Deutsche Telekom AG ................................................... 17,129 563
Financials (1.4%):
Allianz SE , Registered Shares .............................................. 2,308 1,203
Industrials (0.7%):
Deutsche Post AG ...................................................... 8,611 559
Materials (1.1%):
Heidelberg Materials AG ................................................. 4,978 949
3,274
Hong Kong (1.4%):
Consumer Staples (0.7%):
WH Group Ltd. (a) ...................................................... 621,000 586
Industrials (0.7%):
Techtronic Industries Co. Ltd. .............................................. 35,000 602
1,188
Ireland (1.8%):
Financials (0.6%):
Bank of Ireland Group PLC ............................................... 23,666 522

Victory Portfolios III
Victory Global Equity Income Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (1.2%):
Accenture PLC , Class A .................................................. 1,455 $ 276
TE Connectivity PLC .................................................... 3,602 739
1,015
1,537
Israel (0.6%):
Financials (0.6%):
Mizrahi Tefahot Bank Ltd. ................................................ 6,557 509
Italy (0.9%):
Utilities (0.9%):
Enel SpA ............................................................. 71,857 786
Japan (7.4%):
Consumer Discretionary (0.7%):
Suzuki Motor Corp. ..................................................... 41,200 571
Financials (2.4%):
SBI Holdings, Inc. ...................................................... 27,400 566
Sompo Holdings, Inc. .................................................... 16,900 720
Tokio Marine Holdings, Inc. ............................................... 16,100 773
2,059
Industrials (0.8%):
Komatsu Ltd. .......................................................... 14,400 666
Information Technology (1.5%):
Fujitsu Ltd. ........................................................... 14,500 348
Otsuka Corp. .......................................................... 40,600 917
1,265
Materials (1.1%):
Nitto Denko Corp. ...................................................... 31,900 697
Shin-Etsu Chemical Co. Ltd. ............................................... 5,400 202
899
Utilities (0.9%):
Tokyo Gas Co. Ltd. ..................................................... 19,200 743
6,203
Netherlands (2.2%):
Communication Services (1.1%):
Koninklijke KPN NV .................................................... 191,587 920
Consumer Staples (0.6%):
Koninklijke Ahold Delhaize NV ............................................ 13,863 493
Industrials (0.5%):
Wolters Kluwer NV ..................................................... 5,441 447
1,860
Portugal (0.9%):
Energy (0.9%):
Galp Energia SGPS SA ................................................... 28,116 704
Singapore (0.7%):
Financials (0.7%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 24,100 597
Spain (5.3%):
Energy (0.4%):
Repsol SA ............................................................ 9,647 308
Financials (3.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 64,010 1,852
Banco Santander SA ..................................................... 84,517 1,236
3,088

Victory Portfolios III
Victory Global Equity Income Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (1.2%):
Iberdrola SA .......................................................... 44,513 $ 1,036
4,432
Sweden (0.3%):
Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 25,381 257
Switzerland (5.0%):
Consumer Staples (1.2%):
Coca-Cola HBC AG (b) ................................................... 16,258 1,000
Health Care (2.6%):
Novartis AG , Registered Shares ............................................. 7,744 1,178
Roche Holding AG ...................................................... 2,296 1,001
2,179
Information Technology (0.6%):
Logitech International SA , Class R .......................................... 5,368 527
Materials (0.6%):
Holcim AG (b) ......................................................... 5,357 470
4,176
United Kingdom (5.4%):
Communication Services (0.4%):
Airtel Africa PLC (a) ..................................................... 71,204 318
Consumer Staples (1.7%):
Imperial Brands PLC .................................................... 10,966 375
Tesco PLC ............................................................ 167,625 1,037
1,412
Energy (1.3%):
BP PLC .............................................................. 40,298 288
Shell PLC ............................................................ 16,748 768
1,056
Financials (1.4%):
HSBC Holdings PLC .................................................... 57,476 1,177
Industrials (0.6%):
Intertek Group PLC ..................................................... 6,655 523
4,486
United States (53.2%):
Communication Services (3.3%):
AT&T, Inc. ........................................................... 31,109 806
Comcast Corp. , Class A .................................................. 33,406 889
Verizon Communications, Inc. .............................................. 21,436 1,072
2,767
Consumer Discretionary (3.0%):
Best Buy Co., Inc. ...................................................... 6,114 490
Lowe's Cos., Inc. ....................................................... 1,607 329
Ross Stores, Inc. ....................................................... 2,308 527
Tapestry, Inc. .......................................................... 2,002 247
The TJX Cos., Inc. ...................................................... 4,106 550
Williams-Sonoma, Inc. ................................................... 1,656 378
2,521
Consumer Staples (3.9%):
Altria Group, Inc. ....................................................... 10,062 689
PepsiCo, Inc. .......................................................... 3,223 452
Philip Morris International, Inc. ............................................. 4,706 881
Sysco Corp. ........................................................... 4,313 350
Target Corp. .......................................................... 3,882 625
The Clorox Co. ........................................................ 2,483 243
3,240

Victory Portfolios III
Victory Global Equity Income Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (6.0%):
ConocoPhillips Co. ..................................................... 2,193 $ 291
Devon Energy Corp. ..................................................... 18,940 919
EOG Resources, Inc. .................................................... 3,988 578
ExxonMobil Holdings Corp. ............................................... 3,724 599
Marathon Petroleum Corp. ................................................ 2,821 1,053
Ovintiv, Inc. .......................................................... 7,769 510
Valero Energy Corp. ..................................................... 3,017 1,083
5,033
Financials (12.2%):
American Express Co. ................................................... 1,583 523
American Financial Group, Inc. ............................................. 4,623 659
Ameriprise Financial, Inc. ................................................. 1,081 598
Capital One Financial Corp. ............................................... 3,667 787
Cincinnati Financial Corp. ................................................ 2,647 450
Fidelity National Financial, Inc. ............................................ 12,078 561
Interactive Brokers Group, Inc. , Class A ....................................... 5,720 556
JPMorgan Chase & Co. .................................................. 4,673 1,664
Synchrony Financial ..................................................... 10,709 825
The Allstate Corp. ...................................................... 4,198 1,082
The Goldman Sachs Group, Inc. ............................................ 826 847
The PNC Financial Services Group, Inc. ...................................... 1,978 474
U.S. Bancorp .......................................................... 17,991 1,108
10,134
Health Care (11.6%):
AbbVie, Inc. .......................................................... 4,892 1,254
Amgen, Inc. ........................................................... 908 390
Bristol-Myers Squibb Co. ................................................. 12,738 851
Cardinal Health, Inc. .................................................... 2,710 636
Cencora, Inc. .......................................................... 1,662 538
CVS Health Corp. ...................................................... 2,766 260
Gilead Sciences, Inc. .................................................... 6,802 995
Johnson & Johnson ..................................................... 4,715 1,253
McKesson Corp. ....................................................... 479 424
Merck & Co., Inc. ...................................................... 5,535 818
Royalty Pharma PLC , Class A .............................................. 9,829 604
The Cigna Group ....................................................... 1,318 364
UnitedHealth Group, Inc. ................................................. 1,523 593
Zoetis, Inc. , Class A ..................................................... 8,858 683
9,663
Industrials (3.5%):
EMCOR Group, Inc. .................................................... 923 678
Expeditors International of Washington, Inc. .................................... 2,680 508
FedEx Corp. .......................................................... 839 275
FedEx Freight Holding Co., Inc. (b) .......................................... 419 56
Lockheed Martin Corp. ................................................... 1,084 609
Masco Corp. .......................................................... 7,025 507
United Parcel Service, Inc. , Class B .......................................... 2,372 247
2,880
Information Technology (5.1%):
Apple, Inc. ........................................................... 4,382 1,389
Cisco Systems, Inc. ..................................................... 17,725 1,958
International Business Machines Corp. ........................................ 3,957 925
4,272
Materials (3.6%):
CF Industries Holdings, Inc. ............................................... 3,882 505
Nucor Corp. ........................................................... 3,060 764
Packaging Corp. of America ............................................... 2,139 500
Reliance, Inc. .......................................................... 1,400 538

Victory Portfolios III
Victory Global Equity Income Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Steel Dynamics, Inc. ..................................................... 3,104 $ 722
3,029
Utilities (1.0%):
Edison International ..................................................... 5,931 320
NRG Energy, Inc. ....................................................... 1,901 209
OGE Energy Corp. ...................................................... 6,612 302
831
44,370
Total Common Stocks (Cost $57,940) 83,065
Total Investments (Cost $57,940) — 99.5% 83,065
Other assets in excess of liabilities — 0.5% 429
NET ASSETS — 100.00% $ 83,494
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was $904
(thousands) and amounted to 1.1% of net assets.
(b) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory International Fund
16
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.1%)
Australia (4.2%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd. ................................................... 350,863 $ 15,252
Financials (0.8%):
ANZ Group Holdings Ltd. ................................................ 121,871 3,242
Macquarie Group Ltd. ................................................... 83,458 14,962
QBE Insurance Group Ltd. ................................................ 124,338 1,977
20,181
Industrials (0.4%):
Computershare Ltd. ..................................................... 219,779 6,255
Qantas Airways Ltd. ..................................................... 744,045 4,999
11,254
Materials (1.7%):
BHP Group Ltd. ........................................................ 731,985 34,417
Orica Ltd. ............................................................ 243,649 3,873
Rio Tinto Ltd. ......................................................... 28,392 3,548
41,838
Real Estate (0.7%):
Charter Hall Group ...................................................... 475,032 6,565
Scentre Group ......................................................... 3,277,865 8,421
Stockland ............................................................ 491,595 1,534
16,520
105,045
Austria (0.8%):
Financials (0.8%):
BAWAG Group AG (a) ................................................... 80,541 16,798
Erste Group Bank AG .................................................... 28,834 4,052
20,850
Information Technology (0.0%):(b)
ams-OSRAM AG (c) ..................................................... 28,833 653
21,503
Belgium (0.7%):
Communication Services (0.0%):(b)
Proximus SADP (d) ..................................................... 89,174 657
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 57,123 4,520
Financials (0.1%):
Ageas SA ............................................................ 34,525 3,026
Health Care (0.2%):
Argenx SE (c) .......................................................... 2,818 2,892
UCB SA (d) ........................................................... 7,734 1,936
4,828
Materials (0.2%):
Titan SA ............................................................. 32,947 2,088
Umicore SA ........................................................... 129,447 3,557
5,645
18,676
Brazil (1.1%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 266,957 1,538
Consumer Discretionary (0.1%):
Lojas Renner SA ....................................................... 598,644 1,259
Ultrapar Participacoes SA ................................................. 146,887 987
2,246
Consumer Staples (0.4%):
Ambev SA ............................................................ 951,593 2,761

Victory Portfolios III
Victory International Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Natura Cosmeticos SA (c) ................................................. 820,456 $ 1,384
Raia Drogasil SA ....................................................... 1,462,664 5,533
9,678
Energy (0.2%):
PRIO SA (c) ........................................................... 419,900 5,080
Financials (0.2%):
Banco Bradesco SA , Preference Shares ....................................... 448,800 1,489
Banco Bradesco SA , ADR ................................................ 1,047,416 3,435
4,924
Materials (0.1%):
Suzano SA ............................................................ 245,652 2,148
Utilities (0.0%):(b)
Axia Energia SA ....................................................... 132,975 1,363
26,977
Canada (2.9%):
Consumer Discretionary (0.2%):
Aritzia, Inc. (c) ......................................................... 45,856 4,370
Energy (0.5%):
Headwater Exploration, Inc. ............................................... 219,211 2,288
Suncor Energy, Inc. ..................................................... 33,673 2,253
Whitecap Resources, Inc. ................................................. 729,626 9,456
13,997
Financials (0.6%):
Bank of Montreal ....................................................... 14,080 2,400
Canadian Imperial Bank of Commerce ........................................ 32,568 3,697
Fairfax Financial Holdings Ltd. ............................................. 1,914 3,121
IGM Financial, Inc. ..................................................... 25,057 1,560
Royal Bank of Canada ................................................... 17,459 3,571
14,349
Industrials (0.3%):
Element Fleet Management Corp. ........................................... 279,071 5,306
Finning International, Inc. ................................................. 36,982 2,427
7,733
Information Technology (0.2%):
Celestica, Inc. (c) ....................................................... 9,508 2,853
Shopify, Inc. , Class A (c) .................................................. 9,270 1,366
4,219
Materials (1.0%):
Barrick Mining Corp. .................................................... 52,035 2,334
DPM Metals, Inc. ....................................................... 125,077 5,662
Lundin Mining Corp. .................................................... 415,377 11,123
Nutrien Ltd. ........................................................... 73,968 5,584
24,703
Utilities (0.1%):
Atco Ltd. , Class I ....................................................... 60,927 3,271
72,642
Chile (0.1%):
Utilities (0.1%):
Enel Chile SA ......................................................... 39,020,240 3,346
China (1.7%):
Communication Services (0.3%):
Baidu, Inc. , Class A (c) ................................................... 186,921 2,236
NetEase, Inc. .......................................................... 64,800 1,579
Tencent Holdings Ltd. ................................................... 51,600 2,964
6,779
Consumer Discretionary (0.4%):
BYD Co. Ltd. ......................................................... 119,300 1,317

Victory Portfolios III
Victory International Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Fuyao Glass Industry Group Co. Ltd. , Class H (a) ................................ 618,400 $ 4,324
JD.com, Inc. , Class A .................................................... 136,005 1,923
Laopu Gold Co. Ltd. , Class H (d) ............................................ 18,152 913
Shenzhou International Group Holdings Ltd. ................................... 274,454 1,225
Tongcheng-Elong Holdings Ltd. (a) .......................................... 464,931 713
10,415
Consumer Staples (0.1%):
China Mengniu Dairy Co. Ltd. ............................................. 939,509 2,168
JD Health International, Inc. (a) (c) ........................................... 143,850 666
Tingyi Cayman Islands Holding Corp. ........................................ 572,000 929
3,763
Financials (0.4%):
Agricultural Bank of China Ltd. , Class H ...................................... 2,176,000 1,758
Bank of China Ltd. , Class H ............................................... 3,676,000 2,759
China Construction Bank Corp. , Class H ...................................... 1,777,000 2,148
China International Capital Corp. Ltd. , Class H (a) ................................ 759,200 2,178
8,843
Health Care (0.1%):
WuXi AppTec Co. Ltd. , Class H (a) .......................................... 134,000 3,227
Industrials (0.2%):
DiDi Global, Inc. , ADR (c) (d) .............................................. 451,826 1,649
JD Logistics, Inc. (a) (c) ................................................... 2,611,661 3,660
5,309
Information Technology (0.1%):
Lenovo Group Ltd. ...................................................... 416,064 1,594
Materials (0.1%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 512,000 2,388
Utilities (0.0%):(b)
ENN Energy Holdings Ltd. ................................................ 92,952 588
42,906
Denmark (1.4%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 96,057 12,678
Financials (0.3%):
Jyske Bank A/S , Registered Shares .......................................... 42,029 7,145
Health Care (0.3%):
Novo Nordisk A/S , Class B ................................................ 173,645 7,865
Industrials (0.3%):
ISS A/S .............................................................. 94,671 4,238
Vestas Wind Systems A/S ................................................. 72,720 2,412
6,650
34,338
Finland (1.0%):
Financials (0.7%):
Nordea Bank Abp ....................................................... 868,062 17,715
Industrials (0.2%):
Konecranes Oyj ........................................................ 130,276 4,467
Information Technology (0.1%):
Nokia Oyj ............................................................ 189,666 1,929
Materials (0.0%):(b)
Stora Enso Oyj , Class R (d) ................................................ 164,269 1,928
26,039
France (7.8%):
Communication Services (0.6%):
JCDecaux SA ......................................................... 59,400 1,623
Orange SA ............................................................ 400,214 7,155

Victory Portfolios III
Victory International Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Publicis Groupe SA ..................................................... 48,401 $ 5,677
14,455
Consumer Discretionary (0.8%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 26,873 14,087
Renault SA ........................................................... 65,811 2,268
Sodexo SA ........................................................... 21,695 1,456
Valeo SE ............................................................. 93,602 1,563
19,374
Consumer Staples (1.0%):
Carrefour SA .......................................................... 147,614 2,682
L'Oreal SA ........................................................... 49,224 21,914
24,596
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 31,509 7,698
TotalEnergies SE ....................................................... 88,933 7,835
Vallourec SACA (d) ..................................................... 73,459 1,598
17,131
Financials (0.9%):
AXA SA ............................................................. 96,964 4,841
BNP Paribas SA ........................................................ 80,881 9,628
Societe Generale SA ..................................................... 96,920 8,163
22,632
Health Care (0.4%):
Ipsen SA ............................................................. 25,702 4,867
Sanofi SA ............................................................ 65,589 5,831
10,698
Industrials (2.3%):
Cie de Saint-Gobain SA .................................................. 26,763 2,425
Eiffage SA ............................................................ 100,418 12,680
Rexel SA ............................................................. 275,536 11,484
Safran SA ............................................................ 68,424 26,740
Schneider Electric SE .................................................... 12,568 4,301
SPIE SA ............................................................. 27,699 1,399
59,029
Information Technology (0.1%):
Capgemini SE ......................................................... 17,853 2,221
Materials (0.4%):
Arkema SA (d) ......................................................... 140,224 9,758
Real Estate (0.3%):
Klepierre SA .......................................................... 171,306 7,450
Utilities (0.3%):
Engie SA ............................................................. 242,508 6,927
Veolia Environnement SA (d) ............................................... 50,616 1,913
8,840
196,184
Germany (6.3%):
Consumer Discretionary (0.7%):
Aumovio SE (c) (d) ...................................................... 32,538 1,388
Continental AG ........................................................ 21,077 1,738
Mercedes-Benz Group AG ................................................ 18,156 994
Volkswagen AG , Preference Shares (d) ........................................ 110,692 9,912
Zalando SE (a) (c) ....................................................... 90,648 2,579
16,611
Consumer Staples (0.3%):
Beiersdorf AG (d) ....................................................... 29,441 2,695
Henkel AG & Co. KGaA , Preference Shares .................................... 55,477 4,883
7,578

Victory Portfolios III
Victory International Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (1.6%):
Allianz SE , Registered Shares .............................................. 74,485 $ 38,840
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R (d) ............. 4,269 2,566
41,406
Health Care (0.1%):
Fresenius SE & Co KGaA ................................................. 56,239 2,944
Industrials (1.7%):
Brenntag SE .......................................................... 22,641 1,648
Daimler Truck Holding AG (d) .............................................. 62,794 3,400
Deutsche Post AG ...................................................... 30,718 1,995
GEA Group AG ........................................................ 18,067 1,406
Nordex SE (c) .......................................................... 59,088 2,594
Siemens AG , Registered Shares ............................................. 79,065 26,207
Siemens Energy AG ..................................................... 30,264 4,984
42,234
Information Technology (0.7%):
SAP SE .............................................................. 73,938 16,271
Materials (0.6%):
BASF SE ............................................................ 64,080 3,934
Evonik Industries AG .................................................... 107,841 2,379
Heidelberg Materials AG ................................................. 39,318 7,493
Wacker Chemie AG (c) (d) ................................................. 10,881 1,184
14,990
Utilities (0.6%):
RWE AG ............................................................. 239,139 16,263
158,297
Greece (0.4%):
Financials (0.4%):
National Bank of Greece SA ............................................... 504,103 9,851
Hong Kong (2.2%):
Consumer Discretionary (0.3%):
Alibaba Group Holding Ltd. , Class W ........................................ 433,954 6,203
Yue Yuen Industrial Holdings Ltd. (d) ......................................... 525,667 901
7,104
Financials (1.1%):
AIA Group Ltd. ........................................................ 1,814,000 17,538
BOC Hong Kong Holdings Ltd. ............................................ 438,000 2,938
Hong Kong Exchanges & Clearing Ltd. ....................................... 42,900 2,319
Prudential PLC ........................................................ 351,227 4,776
27,571
Health Care (0.1%):
China Medical System Holdings Ltd. ......................................... 1,412,000 2,020
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 294,321 2,628
Real Estate (0.4%):
CK Asset Holdings Ltd. .................................................. 1,857,481 10,708
Utilities (0.2%):
Guangdong Investment Ltd. ............................................... 3,874,000 4,371
54,402
Hungary (0.1%):
Communication Services (0.1%):
Magyar Telekom Telecommunications PLC .................................... 359,508 2,891
India (1.3%):
Consumer Discretionary (0.0%):(b)
Mahindra & Mahindra Ltd. ................................................ 32,771 1,129

Victory Portfolios III
Victory International Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.1%):
Reliance Industries Ltd. .................................................. 166,822 $ 2,235
Financials (0.5%):
Canara Bank .......................................................... 735,143 978
Nippon Life India Asset Management Ltd. (a) ................................... 450,146 5,534
Power Finance Corp. Ltd. ................................................. 1,231,223 4,343
Union Bank of India Ltd. ................................................. 1,359,555 2,689
13,544
Industrials (0.1%):
Adani Ports & Special Economic Zone Ltd. .................................... 84,173 1,407
Tata Motors Ltd. ....................................................... 320,137 1,581
2,988
Information Technology (0.2%):
Coforge Ltd. .......................................................... 294,577 6,129
Materials (0.3%):
Hindalco Industries Ltd. .................................................. 212,943 2,270
National Aluminium Co. Ltd. .............................................. 1,033,106 4,139
6,409
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 438,021 1,212
33,646
Indonesia (0.2%):
Communication Services (0.0%):(b)
PT Telkom Indonesia Persero Tbk ........................................... 7,103,950 1,040
Financials (0.1%):
PT Bank Negara Indonesia Persero Tbk ....................................... 7,703,719 1,677
Materials (0.1%):
PT Aneka Tambang Tbk .................................................. 11,722,800 2,049
4,766
Ireland (1.4%):
Consumer Staples (0.1%):
Kerry Group PLC , Class A ................................................ 16,334 1,592
Energy (0.1%):
DCC PLC ............................................................ 25,251 2,169
Financials (0.6%):
AIB Group PLC ........................................................ 361,985 4,605
Bank of Ireland Group PLC ............................................... 544,188 12,005
16,610
Industrials (0.3%):
AerCap Holdings NV .................................................... 50,024 7,301
Materials (0.3%):
James Hardie Industries PLC (c) ............................................ 222,512 6,585
34,257
Italy (3.3%):
Consumer Discretionary (0.2%):
Lottomatica Group SpA .................................................. 163,466 4,812
Moncler SpA .......................................................... 24,561 1,341
6,153
Energy (0.2%):
Eni SpA ............................................................. 223,806 6,117
Financials (2.1%):
Banca Mediolanum SpA .................................................. 74,954 2,093
Banco BPM SpA ....................................................... 985,970 18,404
BPER Banca SpA (d) .................................................... 210,932 3,490

Victory Portfolios III
Victory International Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
UniCredit SpA ......................................................... 289,383 $ 28,240
52,227
Information Technology (0.1%):
Reply SpA ............................................................ 18,125 2,570
Utilities (0.7%):
Enel SpA ............................................................. 1,575,717 17,229
84,296
Japan (20.0%):
Communication Services (0.7%):
Dentsu Group, Inc. (c) .................................................... 88,740 2,055
Hakuhodo DY Holdings, Inc. .............................................. 98,030 838
Konami Group Corp. .................................................... 40,700 5,618
Nexon Co. Ltd. ........................................................ 137,010 2,712
Nippon Television Holdings, Inc. ............................................ 38,045 723
SoftBank Group Corp. ................................................... 193,100 6,221
18,167
Consumer Discretionary (3.8%):
Asics Corp. ........................................................... 760,600 21,332
Food & Life Cos. Ltd. ................................................... 193,400 7,117
GS Yuasa Corp. ........................................................ 88,400 2,936
Honda Motor Co. Ltd. ................................................... 315,468 3,378
Isuzu Motors Ltd. ....................................................... 101,412 1,440
Koito Manufacturing Co. Ltd. .............................................. 134,210 2,261
Nikon Corp. ........................................................... 69,180 832
Nissan Motor Co. Ltd. (c) ................................................. 481,462 985
Panasonic Holdings Corp. ................................................. 78,900 2,200
Rinnai Corp. .......................................................... 43,976 997
Sega Sammy Holdings, Inc. ............................................... 99,640 1,936
Seiko Group Corp. ...................................................... 92,704 6,811
Sony Group Corp. ...................................................... 140,800 3,480
Stanley Electric Co. Ltd. .................................................. 55,051 1,246
Subaru Corp. .......................................................... 96,391 1,598
Sumitomo Electric Industries Ltd. ........................................... 149,300 2,068
Suzuki Motor Corp. ..................................................... 104,800 1,451
Toyoda Gosei Co. Ltd. ................................................... 200,800 6,876
Toyota Motor Corp. ..................................................... 1,407,800 27,654
96,598
Consumer Staples (0.2%):
MatsukiyoCocokara & Co. ................................................ 235,500 3,852
Tsuruha Holdings, Inc. ................................................... 144,975 2,096
5,948
Financials (3.8%):
Japan Exchange Group, Inc. ............................................... 523,100 7,311
Japan Post Insurance Co. Ltd. .............................................. 303,810 3,206
Mebuki Financial Group, Inc. .............................................. 340,100 3,614
Mizuho Financial Group, Inc. .............................................. 658,050 35,058
ORIX Corp. ........................................................... 59,400 2,311
Resona Holdings, Inc. .................................................... 305,912 4,797
Sumitomo Mitsui Financial Group, Inc. ....................................... 151,840 6,519
Sumitomo Mitsui Trust Group, Inc. .......................................... 356,918 3,952
T&D Holdings, Inc. ..................................................... 187,545 5,692
The Chiba Bank Ltd. .................................................... 231,460 4,062
Tokio Marine Holdings, Inc. ............................................... 384,000 18,440
94,962
Health Care (1.9%):
Alfresa Holdings Corp. ................................................... 54,379 787
Astellas Pharma, Inc. .................................................... 128,500 1,905
Daiichi Sankyo Co. Ltd. .................................................. 143,869 2,577
Eisai Co. Ltd. .......................................................... 56,607 1,683
Hoya Corp. ........................................................... 101,300 15,514

Victory Portfolios III
Victory International Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Otsuka Holdings Co. Ltd. ................................................. 37,800 $ 2,899
Shionogi & Co. Ltd. ..................................................... 900,446 16,371
Sysmex Corp. ......................................................... 238,570 2,937
Takeda Pharmaceutical Co. Ltd. ............................................ 57,303 2,072
46,745
Industrials (4.7%):
Amada Co. Ltd. ........................................................ 43,140 694
ARCHION Corp. (c) ..................................................... 492,603 850
BayCurrent, Inc. ....................................................... 74,500 3,824
Central Japan Railway Co. ................................................ 181,600 4,502
Fuji Corp. ............................................................ 94,400 4,178
Fuji Electric Co. Ltd. .................................................... 134,100 11,522
Fujikura Ltd. .......................................................... 421,600 14,376
ITOCHU Corp. ........................................................ 293,400 3,870
Japan Airlines Co. Ltd. ................................................... 99,361 1,868
JGC Holdings Corp. ..................................................... 95,282 1,398
Kubota Corp. .......................................................... 518,770 9,466
MISUMI Group, Inc. .................................................... 629,400 14,727
Mitsubishi Corp. ....................................................... 63,500 1,903
Mitsubishi Heavy Industries Ltd. ............................................ 682,800 16,548
Nippon Yusen KK ...................................................... 330,400 14,530
Obayashi Corp. ........................................................ 314,800 5,873
Persol Holdings Co. Ltd. .................................................. 825,000 1,556
Recruit Holdings Co. Ltd. ................................................. 39,800 4,508
Sumitomo Heavy Industries Ltd. ............................................ 32,812 1,176
THK Co. Ltd. ......................................................... 26,105 1,075
Yamato Holdings Co. Ltd. ................................................. 105,900 1,291
119,735
Information Technology (3.7%):
Advantest Corp. ........................................................ 98,800 20,680
Anritsu Corp. .......................................................... 219,600 4,672
Disco Corp. ........................................................... 36,800 13,213
Fujitsu Ltd. ........................................................... 354,400 8,509
Horiba Ltd. ........................................................... 4,738 690
Ibiden Co. Ltd. ......................................................... 87,800 11,091
Kioxia Holdings Corp. (c) ................................................. 9,300 2,876
Kyocera Corp. ......................................................... 256,200 5,829
Murata Manufacturing Co. Ltd. ............................................. 40,900 1,818
NEC Corp. ........................................................... 84,100 2,565
Oracle Corp. .......................................................... 122,000 7,197
Rohm Co. Ltd. ......................................................... 122,410 3,705
SCREEN Holdings Co. Ltd. ............................................... 29,500 2,483
Taiyo Yuden Co. Ltd. .................................................... 60,800 3,455
Tokyo Seimitsu Co. Ltd. .................................................. 36,800 4,046
92,829
Materials (0.3%):
Asahi Kasei Corp. ...................................................... 558,000 5,712
Kuraray Co. Ltd. ....................................................... 104,430 1,205
Mitsubishi Gas Chemical Co., Inc. ........................................... 31,650 779
Taiheiyo Cement Corp. ................................................... 24,517 648
8,344
Real Estate (0.5%):
Mitsubishi Estate Co. Ltd. ................................................. 88,739 2,089
Mitsui Fudosan Co. Ltd. .................................................. 130,930 1,239
Sumitomo Realty & Development Co. Ltd. .................................... 438,200 9,090
12,418
Utilities (0.4%):
Kyushu Electric Power Co., Inc. ............................................ 767,100 9,722
505,468

Victory Portfolios III
Victory International Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Luxembourg (0.1%):
Communication Services (0.0%):(b)
RTL Group SA (d) ...................................................... 19,383 $ 720
Materials (0.1%):
ArcelorMittal SA ....................................................... 40,113 2,989
3,709
Mexico (0.5%):
Communication Services (0.1%):
America Movil SAB de CV , ADR ........................................... 152,517 3,514
Energy (0.3%):
Vista Energy SAB de CV , ADR (c) ........................................... 85,747 6,128
Financials (0.1%):
Gentera SAB de CV ..................................................... 782,311 1,878
11,520
Netherlands (6.6%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 2,683,811 12,883
Consumer Staples (0.2%):
Heineken NV .......................................................... 47,143 3,980
Koninklijke Ahold Delhaize NV ............................................ 48,318 1,719
5,699
Energy (0.2%):
SBM Offshore NV (d) .................................................... 116,566 4,768
Financials (2.3%):
ABN AMRO Bank NV , Class CV (d) ......................................... 135,642 6,576
Euronext NV (a) ........................................................ 37,351 7,070
ING Groep NV ........................................................ 940,333 33,284
NN Group NV ......................................................... 135,553 12,254
59,184
Health Care (0.2%):
Koninklijke Philips NV .................................................. 148,455 3,952
Industrials (0.5%):
Randstad NV .......................................................... 42,956 2,019
Wolters Kluwer NV ..................................................... 122,816 10,102
12,121
Information Technology (2.7%):
ASML Holding NV ..................................................... 37,329 63,303
BE Semiconductor Industries NV ........................................... 20,041 4,563
67,866
166,473
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 435,991 11,448
Norway (1.0%):
Industrials (0.6%):
Kongsberg Gruppen ASA (d) ............................................... 424,342 14,387
Materials (0.4%):
Norsk Hydro ASA (d) .................................................... 754,860 7,623
Yara International ASA ................................................... 80,200 3,932
11,555
25,942
Portugal (0.2%):
Energy (0.2%):
Galp Energia SGPS SA (a) ................................................. 207,891 5,202

Victory Portfolios III
Victory International Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Russian Federation (0.0%):
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (c) (e) (f) ...................................... 177,615 $ —
Energy (0.0%):
Gazprom PJSC , ADR (c) (e) (f) .............................................. 153,287 —
LUKOIL PJSC , ADR (c) (e) (f) .............................................. 34,917 —
—
Financials (0.0%):
Sberbank of Russia PJSC , ADR (c) (e) (f) ....................................... 505,824 —
Sberbank of Russia PJSC (c) (e) (f) ........................................... 564,350 —
—
—
Saudi Arabia (0.1%):
Communication Services (0.0%):(b)
Etihad Etisalat Co. ...................................................... 77,588 1,377
Financials (0.1%):
Saudi Awwal Bank ...................................................... 237,636 2,154
3,531
Singapore (0.9%):
Communication Services (0.1%):
JOYY, Inc. , ADR ....................................................... 23,851 1,780
Financials (0.8%):
DBS Group Holdings Ltd. ................................................. 58,730 3,573
Singapore Exchange Ltd. ................................................. 844,000 16,899
20,472
22,252
South Africa (0.3%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 163,415 1,918
Financials (0.1%):
Nedbank Group Ltd. ..................................................... 91,180 1,667
Old Mutual Ltd. ........................................................ 2,026,743 1,639
3,306
Materials (0.1%):
Harmony Gold Mining Co. Ltd. ............................................. 83,234 1,633
6,857
South Korea (2.9%):
Communication Services (0.2%):
KT Corp. ............................................................. 66,226 2,586
LG Uplus Corp. ........................................................ 83,769 916
SK Telecom Co. Ltd. .................................................... 22,213 1,521
5,023
Consumer Discretionary (0.2%):
Coway Co. Ltd. ........................................................ 9,325 660
Hankook Tire & Technology Co. Ltd. ........................................ 7,625 370
Hyundai Mobis Co. Ltd. .................................................. 4,194 1,385
Kia Corp. ............................................................ 14,862 1,418
3,833
Consumer Staples (0.4%):
APR Corp. ............................................................ 28,330 9,595
LG H&H Co. Ltd. ...................................................... 5,599 1,279
10,874
Financials (0.7%):
Hana Financial Group, Inc. ................................................ 44,799 4,451
KB Financial Group, Inc. ................................................. 26,565 3,333
KIWOOM Securities Co. Ltd. .............................................. 18,585 3,745

Victory Portfolios III
Victory International Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Shinhan Financial Group Co. Ltd. ........................................... 71,764 $ 5,715
17,244
Industrials (0.5%):
Hanwha Corp. ......................................................... 43,822 4,318
Hanwha Machinery Service Holdings Co. Ltd. (c) ................................ 70,580 378
HD Hyundai Heavy Industries Co. Ltd. ....................................... 3,786 1,239
Samsung E&A Co. Ltd. .................................................. 224,694 7,703
13,638
Information Technology (0.9%):
Samsung Electronics Co. Ltd. .............................................. 44,676 8,435
SK hynix, Inc. ......................................................... 10,809 13,084
21,519
72,131
Spain (2.7%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 47,348 3,182
Energy (0.1%):
Repsol SA ............................................................ 94,413 3,011
Financials (1.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 940,259 27,201
Banco Santander SA ..................................................... 540,573 7,910
Bankinter SA .......................................................... 485,785 9,376
44,487
Industrials (0.5%):
Aena SME SA (a) ....................................................... 401,401 12,302
Real Estate (0.1%):
Merlin Properties Socimi SA ............................................... 191,075 2,965
Utilities (0.1%):
Endesa SA ............................................................ 52,051 2,541
68,488
Sweden (1.7%):
Communication Services (0.2%):
Telia Co. AB .......................................................... 1,268,588 5,770
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 141,746 4,142
Financials (0.2%):
Avanza Bank Holding AB ................................................. 78,456 3,288
Swedbank AB , Class A ................................................... 58,359 2,287
5,575
Industrials (0.9%):
Atlas Copco AB , Class B ................................................. 1,018,130 18,924
SKF AB , B Shares (d) .................................................... 110,137 3,187
Volvo AB , Class B ...................................................... 61,294 2,211
24,322
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 250,545 2,538
Materials (0.1%):
Boliden AB ........................................................... 29,255 1,721
44,068
Switzerland (7.7%):
Consumer Discretionary (0.4%):
Avolta AG (c) (d) ........................................................ 99,368 5,599
Cie Financiere Richemont SA , Registered Shares ................................ 11,568 2,754
The Swatch Group AG , Class BR ........................................... 10,644 2,464
10,817

Victory Portfolios III
Victory International Fund
27
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (1.7%):
Coca-Cola HBC AG (c) ................................................... 310,045 $ 19,063
Nestle SA , Registered Shares .............................................. 249,457 24,270
43,333
Financials (0.6%):
UBS Group AG ........................................................ 229,463 12,567
Zurich Insurance Group AG ............................................... 4,572 3,346
15,913
Health Care (3.6%):
Galenica AG (a) ........................................................ 19,717 2,025
Novartis AG , Registered Shares ............................................. 277,597 42,231
Roche Holding AG ...................................................... 78,861 34,383
Sandoz Group AG ...................................................... 90,182 7,575
Ypsomed Holding AG , Registered Shares ...................................... 10,199 5,013
91,227
Industrials (1.2%):
ABB Ltd. , Registered Shares ............................................... 249,899 24,476
Adecco Group AG ...................................................... 48,246 1,435
Sulzer AG , Registered Shares .............................................. 17,585 3,493
29,404
Information Technology (0.1%):
Logitech International SA , Class R .......................................... 10,176 1,000
Materials (0.1%):
Holcim AG (c) ......................................................... 31,164 2,733
194,427
Taiwan (2.8%):
Consumer Discretionary (0.1%):
Minth Group Ltd. ....................................................... 762,200 2,525
Financials (0.1%):
CTBC Financial Holding Co. Ltd. ........................................... 951,000 1,940
Industrials (0.2%):
Bizlink Holding, Inc. .................................................... 73,000 4,988
Information Technology (2.4%):
Delta Electronics, Inc. ................................................... 36,000 2,089
Elite Material Co. Ltd. ................................................... 33,000 5,702
Kinsus Interconnect Technology Corp. ........................................ 172,000 4,439
MediaTek, Inc. ......................................................... 15,000 1,856
Nanya Technology Corp. ................................................. 215,000 3,678
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 295,000 22,172
Taiwan Union Technology Corp. ............................................ 72,000 3,253
Unimicron Technology Corp. .............................................. 81,966 2,580
Wiwynn Corp. ......................................................... 57,000 12,739
Yageo Corp. ........................................................... 128,000 2,198
60,706
70,159
Thailand (0.5%):
Communication Services (0.1%):
Advanced Info Service PCL, NVDR ......................................... 123,700 1,323
Financials (0.3%):
Bangkok Bank PCL , Class F ............................................... 413,615 2,381
Kasikornbank PCL ...................................................... 569,716 4,260
6,641
Health Care (0.1%):
Bumrungrad Hospital PCL, NVDR .......................................... 634,100 3,660
11,624

Victory Portfolios III
Victory International Fund
28
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Turkey (0.0%):(b)
Consumer Staples (0.0%):(b)
Coca-Cola Icecek A/S .................................................... 159,132 $ 248
United Arab Emirates (0.2%):
Communication Services (0.0%):(b)
VEON Ltd. , ADR (c) ..................................................... 10,095 625
Real Estate (0.2%):
Emaar Development PJSC ................................................ 1,095,967 3,793
4,418
United Kingdom (12.6%):
Communication Services (0.2%):
BT Group PLC ........................................................ 1,217,605 3,369
WPP PLC ............................................................ 318,738 1,631
5,000
Consumer Discretionary (0.9%):
Barratt Redrow PLC ..................................................... 437,683 1,866
Burberry Group PLC (c) .................................................. 101,801 1,473
Inchcape PLC ......................................................... 211,550 2,422
Kingfisher PLC ........................................................ 619,691 2,619
Next PLC ............................................................ 64,525 13,491
21,871
Consumer Staples (1.5%):
British American Tobacco PLC ............................................. 152,834 8,491
Diageo PLC ........................................................... 178,101 4,094
Imperial Brands PLC .................................................... 391,676 13,380
J Sainsbury PLC ....................................................... 260,657 1,173
Reckitt Benckiser Group PLC .............................................. 58,639 4,049
Tate & Lyle PLC ....................................................... 99,285 741
Unilever PLC ......................................................... 72,519 4,668
36,596
Energy (2.2%):
BP PLC .............................................................. 2,144,712 15,338
Harbour Energy PLC .................................................... 453,655 1,586
Shell PLC ............................................................ 856,635 39,242
56,166
Financials (2.6%):
Barclays PLC ......................................................... 2,851,996 18,911
HSBC Holdings PLC .................................................... 1,547,872 31,701
Standard Chartered PLC .................................................. 526,724 15,295
65,907
Health Care (1.3%):
AstraZeneca PLC ....................................................... 34,782 5,607
GSK PLC ............................................................ 1,012,622 25,463
Hikma Pharmaceuticals PLC ............................................... 68,192 1,484
32,554
Industrials (1.7%):
Babcock International Group PLC ........................................... 852,283 12,062
easyJet PLC ........................................................... 236,741 2,123
Howden Joinery Group PLC ............................................... 812,133 8,630
IMI PLC ............................................................. 110,075 4,585
International Consolidated Airlines Group SA ................................... 1,478,836 8,625
RELX PLC ........................................................... 57,763 2,072
Rolls-Royce Holdings PLC ................................................ 269,475 5,476
43,573
Materials (1.3%):
Anglo American PLC .................................................... 43,051 2,440
Endeavour Mining PLC .................................................. 141,205 8,753
Mondi PLC ........................................................... 155,688 1,810

Victory Portfolios III
Victory International Fund
29
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
Gazprom PJSC , ADR ................................................
1/21/16
$ 486
$ —
LUKOIL PJSC , ADR ................................................
12/29/15
2,087
—
Mobile TeleSystems PJSC , ADR ........................................
1/28/22
1,372
—
Sberbank of Russia PJSC , ADR .........................................
1/15/16
556
—
Sberbank of Russia PJSC .............................................
7/15/19
2,134
—
Total (0.0% of net assets)
$6,635
$—
Security Description Shares
Value
(000)
Rio Tinto PLC ......................................................... 198,002 $ 20,291
33,294
Real Estate (0.4%):
Land Securities Group PLC ............................................... 207,318 1,911
LondonMetric Property PLC ............................................... 484,799 1,229
The British Land Co. PLC ................................................ 876,624 4,997
The UNITE Group PLC .................................................. 162,998 1,116
9,253
Utilities (0.5%):
Centrica PLC .......................................................... 4,566,459 9,562
Drax Group PLC ....................................................... 158,193 1,655
National Grid PLC ...................................................... 116,873 1,844
13,061
317,275
Total Common Stocks (Cost $1,507,792) 2,475,302
Exchange-Traded Funds (0.4%)
United States (0.4%):
iShares Core MSCI EAFE ETF ............................................. 43,405 4,352
iShares Core MSCI Emerging Markets ETF .................................... 14,641 1,197
Vanguard FTSE All-World ex-US Small-Cap ETF ............................... 22,285 3,568
9,117
Total Exchange-Traded Funds (Cost $8,864) 9,117
Security Description Shares
Value
(000)
Short-Term Investments (1.2%)
Collateral for Securities Loaned (1.2%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (g) ........ 8,065,358 8,065
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (g) ............ 8,065,358 8,066
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (g) ............... 8,065,358 8,065
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .58% (g) . 8,065,358 8,065
32,261
Total Short-Term Investments (Cost $32,260) 32,261
Total Investments (Cost $1,548,916) — 99.7% 2,516,680
Other assets in excess of liabilities — 0.3% 6,963
NET ASSETS — 100.00% $ 2,523,643
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$63,073 (thousands) and amounted to 2.5% of net assets.
(b) Amount represents less than 0.05% of net assets.
(c) Non-income producing security.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of August 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at August 31,
2026 (amounts in thousands):
(g) Rate disclosed is the daily yield on August 31, 2026.

Victory Portfolios III
Victory International Fund
30
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Precious Metals and Minerals Fund
31
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.0%)
Australia (10.0%):
Materials (10.0%):
Evolution Mining Ltd. ................................................... 3,186,387 $ 33,930
Northern Star Resources Ltd. .............................................. 1,164,964 19,689
Perseus Mining Ltd. ..................................................... 7,115,122 33,030
Ramelius Resources Ltd. ................................................. 2,268,976 6,225
Regis Resources Ltd. .................................................... 3,568,758 21,205
West African Resources Ltd. (a) ............................................. 2,444,634 6,555
Westgold Resources Ltd. .................................................. 1,065,782 4,807
125,441
Canada (50.1%):
Materials (50.1%):
Agnico Eagle Mines Ltd. ................................................. 630,603 127,973
B2Gold Corp. ......................................................... 4,207,587 23,075
Barrick Mining Corp. .................................................... 1,618,357 72,551
Centerra Gold, Inc. ...................................................... 195,193 4,473
DPM Metals, Inc. ....................................................... 1,255,154 56,816
Equinox Gold Corp. (b) ................................................... 316,166 4,066
Fortuna Mining Corp. (a) .................................................. 128,488 1,552
Franco-Nevada Corp. .................................................... 60,434 15,900
IAMGOLD Corp. (a) ..................................................... 2,130,244 43,563
K92 Mining, Inc. (a) ..................................................... 501,610 10,606
Kinross Gold Corp. ..................................................... 3,085,769 94,671
Lundin Gold, Inc. ....................................................... 540,878 38,527
Nautilus Minerals, Inc. (a) (c) ............................................... 5,757,622 — (d)
OceanaGold Corp. ...................................................... 945,715 27,823
Torex Gold Resources, Inc. ................................................ 942,895 46,097
Wesdome Gold Mines Ltd. (a) .............................................. 579,593 13,894
Wheaton Precious Metals Corp. ............................................. 341,473 51,472
633,059
China (2.7%):
Materials (2.7%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 7,334,000 34,199
Peru (0.1%):
Materials (0.1%):
Hochschild Mining PLC .................................................. 177,993 1,574
Russian Federation (0.0%):
Materials (0.0%):
Polyus PJSC (a) (c) (e) (f) .................................................. 620,880 —
South Africa (10.8%):
Materials (10.8%):
Gold Fields Ltd. , ADR ................................................... 2,001,299 92,800
Harmony Gold Mining Co. Ltd. ............................................. 1,840,855 36,116
Pan African Resources PLC ............................................... 3,991,963 7,316
136,232
United Kingdom (2.9%):
Materials (2.9%):
Endeavour Mining PLC .................................................. 599,719 37,096
United States (21.4%):
Materials (21.4%):
AngloGold Ashanti PLC (Johannesburg Stock Exchange) .......................... 858,680 96,498
Coeur Mining, Inc. (b) .................................................... 748,236 15,534
Newmont Corp. ........................................................ 1,006,206 126,842
Royal Gold, Inc. ........................................................ 123,950 32,409
271,283
Total Common Stocks (Cost $312,331) 1,238,884

Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
Polyus PJSC ......................................................
7/11/19
$ 6,442
$ —
Total (0.0% of net assets)
$6,442
$—
Security Description Shares
Value
(000)
Exchange-Traded Funds (1.9%)
United States (1.9%):
iShares MSCI Global Gold Miners ETF ....................................... 32,528 $ 2,814
VanEck Gold Miners ETF ................................................. 209,884 20,676
23,490
Total Exchange-Traded Funds (Cost $17,781) 23,490
Short-Term Investments (0.0%)(g)
Collateral for Securities Loaned (0.0%):^(g)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (h) ........ 126,407 126
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (h) ............ 126,407 127
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (h) ............... 126,407 127
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .58% (h) . 126,407 126
506
Total Short-Term Investments (Cost $506) 506
Total Investments (Cost $330,618) — 99.9% 1,262,880
Other assets in excess of liabilities — 0.1% 1,555
NET ASSETS — 100.00% $ 1,264,435
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) Rounds to less than $1 thousand.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was $–
(thousands) and amounted to 0.0% of net assets.
(f) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at August 31,
2026 (amounts in thousands):
(g) Amount represents less than 0.05% of net assets.
(h) Rate disclosed is the daily yield on August 31, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory World Equity Fund (formerly Victory Sustainable World Fund)
33
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.4%)
Australia (0.9%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd. ................................................... 221,078 $ 9,610
Financials (0.1%):
ANZ Group Holdings Ltd. ................................................ 42,536 1,131
QBE Insurance Group Ltd. ................................................ 41,061 653
1,784
Industrials (0.1%):
Computershare Ltd. ..................................................... 20,519 584
Qantas Airways Ltd. ..................................................... 82,478 554
1,138
Materials (0.1%):
Rio Tinto Ltd. ......................................................... 9,026 1,128
Real Estate (0.0%):(a)
Charter Hall Group ...................................................... 43,116 596
Stockland ............................................................ 156,383 488
1,084
14,744
Austria (0.7%):
Financials (0.7%):
BAWAG Group AG (b) ................................................... 58,969 12,299
Belgium (0.2%):
Consumer Staples (0.1%):
Anheuser-Busch InBev SA ................................................ 18,428 1,458
Health Care (0.1%):
Argenx SE (c) .......................................................... 908 932
UCB SA (d) ........................................................... 2,521 631
1,563
3,021
Canada (2.0%):
Consumer Discretionary (0.3%):
Aritzia, Inc. (c) ......................................................... 61,277 5,840
Consumer Staples (0.5%):
George Weston Ltd. ..................................................... 110,428 7,749
Financials (0.1%):
Fairfax Financial Holdings Ltd. ............................................. 1,500 2,446
Materials (0.7%):
Agnico Eagle Mines Ltd. ................................................. 37,063 7,521
Barrick Mining Corp. .................................................... 47,412 2,126
Teck Resources Ltd. , Class B .............................................. 22,525 1,534
11,181
Utilities (0.4%):
Atco Ltd. , Class I ....................................................... 121,765 6,537
33,753
China (1.2%):
Communication Services (0.5%):
Tencent Holdings Ltd. ................................................... 142,183 8,167
Consumer Staples (0.1%):
Tsingtao Brewery Co. Ltd. , Class H .......................................... 118,000 612
Financials (0.6%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 10,655,370 10,263
19,042

Victory Portfolios III
Victory World Equity Fund (formerly Victory Sustainable World Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Denmark (0.2%):
Financials (0.1%):
Danske Bank A/S ....................................................... 26,056 $ 1,506
Health Care (0.1%):
Novo Nordisk A/S , ADR .................................................. 25,317 1,148
Industrials (0.0%):(a)
Vestas Wind Systems A/S (d) ............................................... 23,186 769
3,423
Finland (0.1%):
Industrials (0.0%):(a)
Konecranes Oyj ........................................................ 13,390 459
Information Technology (0.1%):
Nokia Oyj (d) .......................................................... 148,001 1,505
1,964
France (1.9%):
Communication Services (0.1%):
JCDecaux SA ......................................................... 18,884 516
Orange SA ............................................................ 41,143 736
Publicis Groupe SA ..................................................... 5,694 668
1,920
Consumer Discretionary (0.2%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 5,473 2,869
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 32,023 7,824
Vallourec SACA (d) ..................................................... 23,369 508
8,332
Financials (0.1%):
AXA SA ............................................................. 18,511 924
BNP Paribas SA ........................................................ 8,148 970
1,894
Health Care (0.0%):(a)
Ipsen SA ............................................................. 3,434 650
Industrials (0.8%):
Eiffage SA ............................................................ 51,332 6,482
Rexel SA ............................................................. 131,785 5,493
Schneider Electric SE .................................................... 4,085 1,398
SPIE SA ............................................................. 8,924 451
13,824
Information Technology (0.1%):
Capgemini SE ......................................................... 5,747 715
Real Estate (0.0%):(a)
Klepierre SA .......................................................... 14,192 617
Utilities (0.1%):
Engie SA ............................................................. 25,298 722
Veolia Environnement SA ................................................. 15,629 591
1,313
32,134
Germany (1.4%):
Consumer Staples (0.0%):(a)
Henkel AG & Co. KGaA , Preference Shares .................................... 8,082 711
Financials (0.1%):
Allianz SE , Registered Shares .............................................. 1,503 784
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,356 815
1,599
Industrials (0.5%):
Deutsche Post AG ...................................................... 9,956 647

Victory Portfolios III
Victory World Equity Fund (formerly Victory Sustainable World Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
GEA Group AG ........................................................ 5,738 $ 447
Hensoldt AG .......................................................... 46,383 4,623
Siemens AG , Registered Shares ............................................. 4,432 1,469
Siemens Energy AG ..................................................... 9,415 1,550
8,736
Information Technology (0.4%):
SAP SE .............................................................. 29,332 6,455
Materials (0.3%):
Heidelberg Materials AG ................................................. 23,874 4,550
Utilities (0.1%):
RWE AG ............................................................. 11,931 811
22,862
Hong Kong (0.1%):
Financials (0.1%):
BOC Hong Kong Holdings Ltd. ............................................ 135,500 909
Hong Kong Exchanges & Clearing Ltd. ....................................... 13,700 741
1,650
Indonesia (0.2%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk ........................................... 27,711,438 4,056
Ireland (0.8%):
Consumer Staples (0.1%):
Kerry Group PLC , Class A ................................................ 20,339 1,983
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 95,730 2,112
Health Care (0.1%):
Medtronic PLC ........................................................ 18,258 1,655
Industrials (0.4%):
AerCap Holdings NV .................................................... 6,574 959
Eaton Corp. PLC ....................................................... 5,200 2,090
Experian PLC ......................................................... 60,150 2,448
5,497
Materials (0.1%):
CRH PLC ............................................................ 22,759 2,146
13,393
Israel (0.3%):
Health Care (0.3%):
Teva Pharmaceutical Industries Ltd. , ADR (c) ................................... 117,400 4,232
Italy (1.7%):
Consumer Discretionary (0.1%):
Lottomatica Group SpA .................................................. 17,091 503
Moncler SpA .......................................................... 7,819 427
930
Energy (0.0%):(a)
Eni SpA ............................................................. 31,822 870
Financials (1.1%):
Banca Mediolanum SpA .................................................. 24,143 674
FinecoBank Banca Fineco SpA ............................................. 243,363 6,698
Nexi SpA (b) (d) ........................................................ 318,042 1,626
UniCredit SpA ......................................................... 97,052 9,471
18,469
Materials (0.1%):
Buzzi SpA ............................................................ 23,509 1,120

Victory Portfolios III
Victory World Equity Fund (formerly Victory Sustainable World Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.4%):
Enel SpA ............................................................. 648,686 $ 7,093
28,482
Japan (6.6%):
Communication Services (0.3%):
Konami Group Corp. .................................................... 7,000 966
Nintendo Co. Ltd. ...................................................... 84,400 4,758
5,724
Consumer Discretionary (1.0%):
Asics Corp. ........................................................... 23,900 670
Bridgestone Corp. ...................................................... 51,900 1,341
Panasonic Holdings Corp. ................................................. 25,200 703
Sony Group Corp. ...................................................... 166,600 4,117
Subaru Corp. .......................................................... 64,500 1,070
Sumitomo Electric Industries Ltd. ........................................... 46,400 643
Suzuki Motor Corp. ..................................................... 33,800 468
Toyoda Gosei Co. Ltd. ................................................... 198,700 6,804
Toyota Motor Corp. ..................................................... 61,500 1,208
17,024
Consumer Staples (0.1%):
Kobe Bussan Co. Ltd. .................................................... 108,900 1,930
MatsukiyoCocokara & Co. ................................................ 29,500 482
2,412
Financials (1.3%):
Japan Exchange Group, Inc. ............................................... 300,900 4,205
Mizuho Financial Group, Inc. .............................................. 194,011 10,336
ORIX Corp. ........................................................... 18,874 734
Sumitomo Mitsui Financial Group, Inc. ....................................... 110,425 4,741
Tokio Marine Holdings, Inc. ............................................... 15,300 735
20,751
Health Care (0.8%):
Astellas Pharma, Inc. .................................................... 42,400 629
Hoya Corp. ........................................................... 71,202 10,904
Otsuka Holdings Co. Ltd. ................................................. 12,200 936
Shionogi & Co. Ltd. ..................................................... 34,900 634
13,103
Industrials (1.3%):
BayCurrent, Inc. ....................................................... 143,700 7,375
Central Japan Railway Co. ................................................ 24,800 615
Fuji Electric Co. Ltd. .................................................... 91,800 7,888
ITOCHU Corp. ........................................................ 94,245 1,243
Kubota Corp. .......................................................... 33,600 613
Mitsubishi Corp. ....................................................... 20,200 606
Mitsui & Co. Ltd. ....................................................... 40,200 1,255
Obayashi Corp. ........................................................ 29,700 554
Recruit Holdings Co. Ltd. ................................................. 12,900 1,461
21,610
Information Technology (1.7%):
Advantest Corp. ........................................................ 42,400 8,875
Anritsu Corp. .......................................................... 153,100 3,257
Disco Corp. ........................................................... 11,600 4,165
FUJIFILM Holdings Corp. ................................................ 74,700 1,576
Ibiden Co. Ltd. ......................................................... 9,700 1,225
Kioxia Holdings Corp. (c) ................................................. 3,000 928
Kyocera Corp. ......................................................... 27,500 626
Murata Manufacturing Co. Ltd. ............................................. 13,000 578
NEC Corp. ........................................................... 27,400 835
Oracle Corp. .......................................................... 80,800 4,767
SCREEN Holdings Co. Ltd. ............................................... 9,300 783
27,615

Victory Portfolios III
Victory World Equity Fund (formerly Victory Sustainable World Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.1%):
Asahi Kasei Corp. ...................................................... 76,000 $ 778
109,017
Luxembourg (0.1%):
Materials (0.1%):
ArcelorMittal SA ....................................................... 12,783 952
Macau (0.0%):(a)
Consumer Discretionary (0.0%):(a)
Sands China Ltd. ....................................................... 368,000 655
Mexico (0.1%):
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 127,400 1,443
Netherlands (1.8%):
Consumer Staples (0.0%):(a)
Koninklijke Ahold Delhaize NV ............................................ 14,703 523
Energy (0.0%):(a)
SBM Offshore NV (d) .................................................... 12,556 514
Financials (0.3%):
ABN AMRO Bank NV , Class CV ........................................... 53,376 2,588
Euronext NV (b) ........................................................ 5,137 972
NN Group NV ......................................................... 7,532 681
4,241
Information Technology (1.5%):
ASML Holding NV ..................................................... 14,767 25,042
30,320
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 266,015 6,985
Norway (0.4%):
Industrials (0.3%):
Kongsberg Gruppen ASA ................................................. 139,235 4,721
Materials (0.1%):
Norsk Hydro ASA ...................................................... 112,466 1,136
Yara International ASA ................................................... 8,580 420
1,556
6,277
Portugal (0.0%):(a)
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 24,981 625
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (b) (c) (e) (f) ................................................. 303,950 —
Rosneft Oil Co. PJSC , GDR (b) (c) (e) (f) ....................................... 124,892 —
—
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (c) (e) (f) ..................................... 91,313 —
—
Singapore (1.0%):
Financials (1.0%):
DBS Group Holdings Ltd. ................................................. 20,195 1,229
Singapore Exchange Ltd. ................................................. 784,527 15,708
16,937
South Korea (3.1%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 55,572 5,302

Victory Portfolios III
Victory World Equity Fund (formerly Victory Sustainable World Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.8%):
Hana Financial Group, Inc. ................................................ 29,395 $ 2,921
KB Financial Group, Inc. ................................................. 83,367 10,459
13,380
Information Technology (2.0%):
Samsung Electronics Co. Ltd. .............................................. 115,492 21,806
SK hynix, Inc. ......................................................... 8,514 10,306
32,112
50,794
Spain (1.2%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 14,755 992
Energy (0.1%):
Repsol SA ............................................................ 30,920 986
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 421,260 12,187
Banco de Sabadell SA ................................................... 344,407 1,450
Banco Santander SA ..................................................... 170,755 2,498
Bankinter SA .......................................................... 43,175 833
16,968
Utilities (0.0%):(a)
Endesa SA ............................................................ 16,906 825
19,771
Sweden (0.6%):
Communication Services (0.1%):
Telia Co. AB .......................................................... 161,485 734
Consumer Staples (0.0%):(a)
Essity AB , Class B (d) .................................................... 19,909 582
Financials (0.0%):(a)
Swedbank AB , Class A ................................................... 17,153 672
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 364,618 6,777
Volvo AB , Class B ...................................................... 19,844 716
7,493
Materials (0.0%):(a)
Boliden AB ........................................................... 9,380 552
10,033
Switzerland (4.1%):
Consumer Discretionary (0.4%):
Avolta AG (c) .......................................................... 96,305 5,427
Cie Financiere Richemont SA , Registered Shares ................................ 3,779 899
6,326
Consumer Staples (0.6%):
Coca-Cola HBC AG (c) ................................................... 15,023 924
Nestle SA , Registered Shares .............................................. 91,370 8,889
9,813
Financials (0.9%):
Chubb Ltd. ........................................................... 32,867 11,129
UBS Group AG ........................................................ 44,096 2,415
Zurich Insurance Group AG ............................................... 1,439 1,053
14,597
Health Care (1.3%):
Lonza Group AG , Registered Shares ......................................... 6,655 4,744
Novartis AG , Registered Shares ............................................. 16,250 2,472
Roche Holding AG ...................................................... 30,777 13,419
Sandoz Group AG ...................................................... 8,720 732

Victory Portfolios III
Victory World Equity Fund (formerly Victory Sustainable World Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Ypsomed Holding AG , Registered Shares ...................................... 1,185 $ 582
21,949
Industrials (0.6%):
ABB Ltd. , Registered Shares ............................................... 114,873 11,251
Information Technology (0.2%):
Logitech International SA , Class R .......................................... 30,338 2,981
Materials (0.1%):
Amrize Ltd. (c) ......................................................... 23,027 1,007
Holcim AG (c) ......................................................... 10,035 880
1,887
68,804
Taiwan (3.9%):
Financials (0.9%):
Cathay Financial Holding Co. Ltd. ........................................... 3,963,000 13,814
Information Technology (3.0%):
Lite-On Technology Corp. ................................................ 1,108,000 10,645
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 528,000 39,685
50,330
64,144
United Kingdom (3.7%):
Consumer Discretionary (0.8%):
Compass Group PLC .................................................... 123,282 3,743
Next PLC ............................................................ 43,630 9,122
12,865
Consumer Staples (0.4%):
Imperial Brands PLC .................................................... 177,997 6,081
Unilever PLC ......................................................... 23,425 1,508
7,589
Energy (0.2%):
Harbour Energy PLC .................................................... 146,377 512
Shell PLC , ADR ....................................................... 31,911 2,918
3,430
Financials (1.0%):
Barclays PLC ......................................................... 151,479 1,005
HSBC Holdings PLC .................................................... 450,384 9,224
London Stock Exchange Group PLC , ADR .................................... 105,800 3,200
Standard Chartered PLC .................................................. 124,248 3,608
17,037
Health Care (0.2%):
AstraZeneca PLC ....................................................... 11,530 1,858
GSK PLC ............................................................ 58,127 1,462
3,320
Industrials (0.4%):
Babcock International Group PLC ........................................... 42,899 607
Howden Joinery Group PLC ............................................... 333,373 3,542
RELX PLC ........................................................... 18,474 663
Rolls-Royce Holdings PLC ................................................ 84,442 1,716
6,528
Materials (0.6%):
Endeavour Mining PLC .................................................. 11,272 703
Rio Tinto PLC ......................................................... 86,932 8,909
9,612
Real Estate (0.0%):(a)
LondonMetric Property PLC ............................................... 156,176 396
Utilities (0.1%):
Drax Group PLC ....................................................... 47,575 498

Victory Portfolios III
Victory World Equity Fund (formerly Victory Sustainable World Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
National Grid PLC ...................................................... 37,338 $ 589
1,087
61,864
United States (59.7%):
Communication Services (4.0%):
Alphabet, Inc. , Class C ................................................... 142,812 47,901
Alphabet, Inc. , Class A ................................................... 5,700 1,934
Meta Platforms, Inc. , Class A .............................................. 25,954 14,855
T-Mobile US, Inc. ...................................................... 8,731 1,575
66,265
Consumer Discretionary (6.4%):
Amazon.com, Inc. (c) .................................................... 144,509 37,539
Booking Holdings, Inc. ................................................... 38,924 7,749
Carnival Corp. Ltd. ..................................................... 200,298 4,785
Darden Restaurants, Inc. .................................................. 21,947 4,702
Deckers Outdoor Corp. (c) ................................................. 42,452 3,697
eBay, Inc. ............................................................ 12,320 1,276
Hilton Worldwide Holdings, Inc. ............................................ 10,589 3,349
Lowe's Cos., Inc. ....................................................... 7,727 1,582
Mattel, Inc. (c) ......................................................... 125,400 1,875
McDonald's Corp. ...................................................... 42,872 11,299
PulteGroup, Inc. ........................................................ 70,230 8,871
Tesla, Inc. (c) .......................................................... 24,903 9,163
The Gap, Inc. .......................................................... 262,017 5,846
The TJX Cos., Inc. ...................................................... 29,545 3,956
Toll Brothers, Inc. ...................................................... 12,500 1,793
107,482
Consumer Staples (2.4%):
BJ's Wholesale Club Holdings, Inc. (c) ........................................ 37,914 3,437
Colgate-Palmolive Co. ................................................... 126,276 11,342
Dollar General Corp. .................................................... 14,183 1,798
Keurig Dr. Pepper, Inc. ................................................... 44,800 1,427
Mondelez International, Inc. , Class A ......................................... 32,800 2,036
PepsiCo, Inc. .......................................................... 83,493 11,717
The J.M. Smucker Co. ................................................... 13,546 1,777
The Procter & Gamble Co. ................................................ 20,100 2,917
U.S. Foods Holding Corp. (c) ............................................... 28,500 2,988
39,439
Energy (3.3%):
APA Corp. ............................................................ 208,645 9,003
Baker Hughes Co. , Class A ................................................ 68,251 4,337
ConocoPhillips Co. ..................................................... 36,778 4,873
Enterprise Products Partners LP ............................................. 91,300 3,544
Expand Energy Corp. .................................................... 28,982 2,845
ExxonMobil Holdings Corp. ............................................... 149,053 23,990
HF Sinclair Corp. ....................................................... 18,055 1,835
Ovintiv, Inc. .......................................................... 22,573 1,482
Valero Energy Corp. ..................................................... 7,000 2,512
54,421
Financials (8.2%):
Bank of America Corp. ................................................... 296,930 18,392
Cboe Global Markets, Inc. ................................................ 8,600 2,582
Citigroup, Inc. ......................................................... 32,800 4,317
Citizens Financial Group, Inc. .............................................. 30,840 2,124
Corpay, Inc. (c) ......................................................... 9,900 4,003
Huntington Bancshares, Inc. ............................................... 79,698 1,330
Intercontinental Exchange, Inc. ............................................. 23,453 3,769
Jackson Financial, Inc. , Class A ............................................. 66,427 8,863
JPMorgan Chase & Co. .................................................. 61,933 22,049
KeyCorp ............................................................. 213,835 4,621
Mastercard, Inc. , Class A ................................................. 31,223 18,400

Victory Portfolios III
Victory World Equity Fund (formerly Victory Sustainable World Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
PayPal Holdings, Inc. .................................................... 6,419 $ 338
Regions Financial Corp. .................................................. 88,933 2,657
S&P Global, Inc. ....................................................... 14,929 6,507
Synchrony Financial ..................................................... 80,622 6,214
The PNC Financial Services Group, Inc. ...................................... 28,500 6,830
The Progressive Corp. ................................................... 16,271 3,548
U.S. Bancorp .......................................................... 44,755 2,756
Unum Group .......................................................... 146,374 13,645
Wells Fargo & Co. ...................................................... 41,709 3,603
136,548
Health Care (6.0%):
AbbVie, Inc. .......................................................... 19,826 5,084
Amgen, Inc. ........................................................... 22,653 9,738
Boston Scientific Corp. (c) ................................................. 47,100 2,275
Bristol-Myers Squibb Co. ................................................. 25,817 1,725
Cardinal Health, Inc. .................................................... 20,558 4,823
Dexcom, Inc. (c) ........................................................ 71,177 6,481
Elevance Health, Inc. .................................................... 6,687 2,625
Eli Lilly & Co. ......................................................... 17,055 19,728
Gilead Sciences, Inc. .................................................... 72,814 10,656
IDEXX Laboratories, Inc. (c) ............................................... 13,165 7,329
Johnson & Johnson ..................................................... 68,774 18,283
Regeneron Pharmaceuticals, Inc. ............................................ 2,600 2,078
The Cigna Group ....................................................... 11,500 3,175
Thermo Fisher Scientific, Inc. .............................................. 3,900 2,407
Vertex Pharmaceuticals, Inc. (c) ............................................. 6,399 3,484
99,891
Industrials (5.2%):
AMETEK, Inc. ........................................................ 6,000 1,411
ATI, Inc. (c) ........................................................... 20,002 4,085
CACI International, Inc. , Class A (c) ......................................... 3,900 2,430
Caterpillar, Inc. ........................................................ 17,823 14,213
CSX Corp. ............................................................ 28,833 1,456
Curtiss-Wright Corp. .................................................... 16,127 9,395
Delta Air Lines, Inc. ..................................................... 96,508 7,528
Dover Corp. ........................................................... 10,800 2,098
EMCOR Group, Inc. .................................................... 3,556 2,612
FedEx Corp. .......................................................... 6,900 2,259
Generac Holdings, Inc. (c) ................................................. 10,548 1,955
Leidos Holdings, Inc. .................................................... 15,100 2,117
Regal Rexnord Corp. .................................................... 15,116 2,395
Rockwell Automation, Inc. ................................................ 13,548 5,750
RTX Corp. ............................................................ 12,600 2,617
SS&C Technologies Holdings, Inc. .......................................... 30,100 2,497
Uber Technologies, Inc. (c) ................................................ 43,981 3,327
Union Pacific Corp. ..................................................... 11,600 3,488
United Rentals, Inc. ..................................................... 1,118 1,161
Verisk Analytics, Inc. , Class A .............................................. 14,700 2,849
Vertiv Holdings Co. , Class A ............................................... 44,257 11,450
87,093
Information Technology (20.3%):
Adobe, Inc. (c) ......................................................... 39,678 11,617
Advanced Micro Devices, Inc. (c) ............................................ 19,097 8,989
Amphenol Corp. , Class A ................................................. 8,800 1,395
Analog Devices, Inc. .................................................... 2,800 1,014
Apple, Inc. ........................................................... 218,051 69,089
Applied Materials, Inc. ................................................... 25,545 11,710
Autodesk, Inc. (c) ....................................................... 8,120 2,099
Broadcom, Inc. ........................................................ 36,347 13,461
Cisco Systems, Inc. ..................................................... 122,168 13,498
Clear Secure, Inc. , Class A ................................................ 85,841 3,790
Cognizant Technology Solutions Corp. , Class A ................................. 30,836 1,991

Victory Portfolios III
Victory World Equity Fund (formerly Victory Sustainable World Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Fortinet, Inc. (c) ........................................................ 96,405 $ 16,479
Micron Technology, Inc. .................................................. 18,047 17,302
Microsoft Corp. ........................................................ 115,068 58,373
NetApp, Inc. .......................................................... 31,007 5,745
NVIDIA Corp. ......................................................... 339,958 75,056
QUALCOMM, Inc. ..................................................... 9,837 1,677
Salesforce, Inc. ........................................................ 30,915 7,962
Texas Instruments, Inc. ................................................... 47,290 12,338
Zebra Technologies Corp. (c) ............................................... 11,200 3,960
337,545
Materials (1.5%):
Alcoa Corp. ........................................................... 111,704 5,580
Freeport-McMoRan, Inc. ................................................. 149,349 11,312
Newmont Corp. ........................................................ 37,824 4,768
PPG Industries, Inc. ..................................................... 24,600 2,759
24,419
Real Estate (1.2%):
Equity LifeStyle Properties, Inc. ............................................ 38,200 2,424
Prologis, Inc. .......................................................... 52,202 7,304
Simon Property Group, Inc. ............................................... 49,643 10,540
20,268
Utilities (1.2%):
American Electric Power Co., Inc. ........................................... 20,400 2,498
Constellation Energy Corp. ................................................ 18,550 5,097
Edison International ..................................................... 88,077 4,754
Eversource Energy ...................................................... 34,737 2,436
Exelon Corp. .......................................................... 108,325 4,736
19,521
992,892
Total Common Stocks (Cost $956,140) 1,636,568
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (c) (e) ............................... 5,434 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.0%)(a)
United States (0.0%):(a)
iShares Core MSCI EAFE ETF ............................................. 1,343 135
Total Exchange-Traded Funds (Cost $127) 135
Short-Term Investments (0.3%)
Collateral for Securities Loaned (0.3%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (g) ........ 1,232,756 1,233
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (g) ............ 1,232,756 1,232
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (g) ............... 1,232,756 1,233
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .58% (g) . 1,232,756 1,233
4,931
Total Short-Term Investments (Cost $4,931) 4,931
Total Investments (Cost $961,198) — 98.7% 1,641,634
Other assets in excess of liabilities — 1.3% 21,397
NET ASSETS — 100.00% $ 1,663,031
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$14,897 (thousands) and amounted to 0.9% of net assets.
(c) Non-income producing security.
(d) All or a portion of this security is on loan.

Victory Portfolios III
Victory World Equity Fund (formerly Victory Sustainable World Fund)

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
Gazprom PJSC ....................................................
8/13/21
$ 1,231
$ —
Rosneft Oil Co. PJSC , GDR ...........................................
4/6/21
964
—
Sberbank of Russia PJSC , ADR .........................................
3/26/21
1,405
—
Total (0.0% of net assets)
$3,600
$—
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of August 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at August 31,
2026 (amounts in thousands):
(g) Rate disclosed is the daily yield on August 31, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Target Managed Allocation Fund
44
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (85.2%)
Australia (0.6%):
Energy (0.0%):(a)
Santos Ltd. ........................................................... 5,487 $ 32
Financials (0.2%):
Commonwealth Bank of Australia ........................................... 795 91
Westpac Banking Corp. .................................................. 2,781 69
160
Real Estate (0.4%):
Scentre Group ......................................................... 66,119 170
Vicinity Ltd. .......................................................... 56,275 100
270
462
Brazil (0.1%):
Financials (0.1%):
Pagseguro Digital Ltd. , Class A ............................................. 5,603 51
Canada (9.1%):
Consumer Discretionary (0.8%):
Canadian Tire Corp. Ltd. , Class A ........................................... 1,222 166
Dollarama, Inc. ........................................................ 1,531 193
Magna International, Inc. ................................................. 2,922 192
551
Consumer Staples (0.2%):
George Weston Ltd. ..................................................... 1,998 140
Energy (2.1%):
ARC Resources Ltd. ..................................................... 6,553 158
Canadian Natural Resources Ltd. ............................................ 3,431 172
Cenovus Energy, Inc. .................................................... 4,288 138
Enbridge, Inc. ......................................................... 2,483 126
Keyera Corp. .......................................................... 3,045 132
Pembina Pipeline Corp. .................................................. 2,772 135
Suncor Energy, Inc. ..................................................... 3,099 207
TC Energy Corp. ....................................................... 1,972 124
Tourmaline Oil Corp. .................................................... 4,218 192
Whitecap Resources, Inc. ................................................. 6,250 81
1,465
Financials (3.9%):
Bank of Montreal ....................................................... 1,464 250
Brookfield Corp. , Class A ................................................. 8,964 369
Canadian Imperial Bank of Commerce ........................................ 1,826 207
Fairfax Financial Holdings Ltd. ............................................. 111 181
Great-West Lifeco, Inc. ................................................... 1,133 73
Intact Financial Corp. .................................................... 1,047 203
Manulife Financial Corp. ................................................. 5,003 212
National Bank of Canada ................................................. 1,333 205
Power Corp. of Canada ................................................... 2,850 189
Royal Bank of Canada ................................................... 779 159
Sun Life Financial, Inc. .................................................. 2,399 188
The Bank of Nova Scotia ................................................. 2,624 240
The Toronto-Dominion Bank ............................................... 860 104
2,580
Industrials (1.3%):
Canadian National Railway Co. ............................................. 2,129 266
Canadian Pacific Kansas City Ltd. ........................................... 3,038 282
Thomson Reuters Corp. .................................................. 1,197 128
WSP Global, Inc. ....................................................... 1,437 195
871
Information Technology (0.5%):
Constellation Software, Inc. ............................................... 82 186

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Shopify, Inc. , Class A (b) .................................................. 1,098 $ 162
348
Materials (0.3%):
Nutrien Ltd. ........................................................... 2,266 171
6,126
Denmark (0.2%):
Health Care (0.2%):
Genmab A/S (b) ........................................................ 345 114
France (1.2%):
Consumer Discretionary (0.2%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 256 134
Health Care (0.2%):
Sanofi SA ............................................................ 1,716 153
Industrials (0.5%):
Schneider Electric SE .................................................... 383 131
Vinci SA ............................................................. 1,389 182
313
Materials (0.3%):
Air Liquide SA ........................................................ 1,092 215
815
Germany (1.0%):
Financials (0.5%):
Allianz SE , Registered Shares .............................................. 373 194
Deutsche Boerse AG .................................................... 318 106
300
Industrials (0.2%):
Siemens AG , Registered Shares ............................................. 464 154
Information Technology (0.3%):
SAP SE .............................................................. 892 196
650
Hong Kong (0.3%):
Financials (0.1%):
AIA Group Ltd. ........................................................ 7,000 68
Hong Kong Exchanges & Clearing Ltd. ....................................... 300 16
84
Industrials (0.1%):
SITC International Holdings Co. Ltd. ......................................... 9,000 55
Real Estate (0.1%):
CK Asset Holdings Ltd. .................................................. 1,000 6
Link REIT ............................................................ 17,400 86
92
231
Ireland (1.1%):
Industrials (0.8%):
Eaton Corp. PLC ....................................................... 597 240
Experian PLC ......................................................... 3,747 153
Trane Technologies PLC .................................................. 414 184
577
Information Technology (0.3%):
Accenture PLC , Class A .................................................. 1,090 207
784
Japan (3.0%):
Communication Services (0.0%):(a)
LY Corp. ............................................................. 4,900 17
Consumer Discretionary (0.4%):
Bridgestone Corp. ...................................................... 4,900 127

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Denso Corp. .......................................................... 10,500 $ 126
253
Financials (0.9%):
Daiwa Securities Group, Inc. ............................................... 11,900 137
Mitsubishi UFJ Financial Group, Inc. ......................................... 9,600 219
Mizuho Financial Group, Inc. .............................................. 1,800 96
Nomura Holdings, Inc. ................................................... 10,800 110
Tokio Marine Holdings, Inc. ............................................... 1,200 58
620
Health Care (0.2%):
Hoya Corp. ........................................................... 700 107
Industrials (0.6%):
Hitachi Ltd. ........................................................... 2,700 92
Marubeni Corp. ........................................................ 2,000 61
Mitsubishi Corp. ....................................................... 1,800 54
Mitsubishi Heavy Industries Ltd. ............................................ 3,100 75
Recruit Holdings Co. Ltd. ................................................. 700 79
Sumitomo Corp. ........................................................ 3,800 42
403
Information Technology (0.8%):
Advantest Corp. ........................................................ 200 42
Canon, Inc. ........................................................... 5,800 169
Keyence Corp. ......................................................... 100 52
Murata Manufacturing Co. Ltd. ............................................. 1,200 53
Shimadzu Corp. ........................................................ 2,800 72
TDK Corp. ........................................................... 3,300 63
Tokyo Electron Ltd. ..................................................... 100 35
486
Materials (0.1%):
Shin-Etsu Chemical Co. Ltd. ............................................... 2,300 86
1,972
Netherlands (0.8%):
Financials (0.2%):
ING Groep NV ........................................................ 3,807 135
Industrials (0.2%):
Airbus SE ............................................................ 529 121
Information Technology (0.4%):
ASM International NV ................................................... 12 11
ASML Holding NV ..................................................... 141 239
250
506
Singapore (0.4%):
Consumer Discretionary (0.1%):
Genting Singapore Ltd. ................................................... 110,700 55
Consumer Staples (0.0%):(a)
Wilmar International Ltd. ................................................. 6,900 21
Financials (0.1%):
DBS Group Holdings Ltd. ................................................. 100 6
Singapore Exchange Ltd. ................................................. 1,900 38
44
Industrials (0.2%):
Keppel Ltd. ........................................................... 12,600 115
235
Spain (0.5%):
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 3,833 111

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Banco Santander SA ..................................................... 14,700 $ 215
326
Sweden (0.6%):
Consumer Staples (0.3%):
Essity AB , Class B ...................................................... 6,586 193
Industrials (0.3%):
Atlas Copco AB , Class B ................................................. 4,686 87
Epiroc AB , Class B ..................................................... 2,527 59
Sandvik AB ........................................................... 1,620 65
211
404
Switzerland (1.5%):
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA , Registered Shares ................................ 623 148
Financials (0.5%):
Swiss Re AG .......................................................... 1,206 209
UBS Group AG ........................................................ 2,411 132
341
Health Care (0.5%):
Novartis AG , Registered Shares ............................................. 1,141 174
Roche Holding AG ...................................................... 385 168
342
Materials (0.3%):
Holcim AG (b) ......................................................... 1,114 98
Sika AG , Registered Shares ................................................ 269 64
162
993
United Kingdom (2.3%):
Communication Services (0.1%):
Vodafone Group PLC .................................................... 55,093 88
Consumer Discretionary (0.0%):(a)
Next PLC ............................................................ 205 43
Consumer Staples (0.2%):
British American Tobacco PLC ............................................. 1,897 105
Energy (0.3%):
Shell PLC ............................................................ 3,830 176
Financials (0.7%):
Barclays PLC ......................................................... 16,504 109
HSBC Holdings PLC .................................................... 9,429 193
Lloyds Banking Group PLC ............................................... 63,156 93
London Stock Exchange Group PLC ......................................... 580 70
465
Health Care (0.4%):
AstraZeneca PLC ....................................................... 1,045 168
GSK PLC ............................................................ 4,190 105
273
Industrials (0.2%):
Rolls-Royce Holdings PLC ................................................ 7,301 148
Utilities (0.4%):
United Utilities Group PLC ................................................ 12,361 238
1,536
United States (62.5%):
Communication Services (4.6%):
Alphabet, Inc. , Class C ................................................... 240 81
Alphabet, Inc. , Class A ................................................... 3,172 1,077
AT&T, Inc. ........................................................... 10,557 273

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Match Group, Inc. ...................................................... 5,390 $ 219
Meta Platforms, Inc. , Class A .............................................. 1,020 584
Netflix, Inc. (b) ......................................................... 2,124 172
Take-Two Interactive Software, Inc. (b) ....................................... 327 72
The Walt Disney Co. .................................................... 1,915 206
T-Mobile US, Inc. ...................................................... 1,054 190
Verizon Communications, Inc. .............................................. 3,846 192
3,066
Consumer Discretionary (6.9%):
Amazon.com, Inc. (b) .................................................... 7,058 1,834
Booking Holdings, Inc. ................................................... 795 158
Chipotle Mexican Grill, Inc. , Class A (b) ....................................... 3,269 124
Ford Motor Co. ........................................................ 18,328 256
Hilton Worldwide Holdings, Inc. ............................................ 609 193
Marriott International, Inc. , Class A .......................................... 375 128
McDonald's Corp. ...................................................... 954 251
O'Reilly Automotive, Inc. (b) ............................................... 2,322 206
Restaurant Brands International, Inc. ......................................... 2,524 197
Ross Stores, Inc. ....................................................... 730 167
Starbucks Corp. ........................................................ 1,394 148
Tesla, Inc. (b) .......................................................... 1,223 450
The Home Depot, Inc. ................................................... 794 260
The TJX Cos., Inc. ...................................................... 1,384 185
4,557
Consumer Staples (3.1%):
Church & Dwight Co., Inc. ................................................ 2,066 206
Costco Wholesale Corp. .................................................. 365 345
Keurig Dr. Pepper, Inc. ................................................... 5,211 166
PepsiCo, Inc. .......................................................... 1,699 238
Philip Morris International, Inc. ............................................. 1,485 278
The Coca-Cola Co. ...................................................... 938 83
The Kroger Co. ........................................................ 2,739 158
The Procter & Gamble Co. ................................................ 2,542 369
Walmart, Inc. .......................................................... 2,605 273
2,116
Energy (3.3%):
Cheniere Energy, Inc. .................................................... 596 174
Chevron Corp. ......................................................... 1,840 379
ConocoPhillips Co. ..................................................... 1,985 263
ExxonMobil Holdings Corp. ............................................... 3,875 624
Halliburton Co. ........................................................ 3,647 134
Magnolia Oil & Gas Corp. , Class A .......................................... 7,685 206
SLB Ltd. ............................................................. 1,878 113
The Williams Cos., Inc. .................................................. 3,412 256
2,149
Financials (10.0%):
American Express Co. ................................................... 873 288
Ameriprise Financial, Inc. ................................................. 176 97
Bank of America Corp. ................................................... 4,879 302
Bar Harbor Bankshares ................................................... 4,805 188
Berkshire Hathaway, Inc. , Class B (b) ......................................... 913 460
BlackRock, Inc. ........................................................ 213 246
CME Group, Inc. , Class A ................................................. 531 152
Colony Bankcorp, Inc. ................................................... 11,689 247
First Community Corp. ................................................... 5,500 182
First Financial Corp. ..................................................... 3,711 290
First National Corp. ..................................................... 5,477 167
Home Bancorp, Inc. ..................................................... 4,801 329
Independent Bank Corp. .................................................. 7,359 269
Intercontinental Exchange, Inc. ............................................. 856 138
Investar Holding Corp. ................................................... 7,661 231

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
JPMorgan Chase & Co. .................................................. 1,432 $ 510
Mastercard, Inc. , Class A ................................................. 512 302
Moody's Corp. ......................................................... 217 110
Morgan Stanley ........................................................ 1,326 283
MSCI, Inc. , Class A ..................................................... 216 123
Parke Bancorp, Inc. ..................................................... 4,632 156
S&P Global, Inc. ....................................................... 337 147
Southern First Bancshares, Inc. (b) ........................................... 3,768 231
The Charles Schwab Corp. ................................................ 1,040 114
The Goldman Sachs Group, Inc. ............................................ 303 311
The Progressive Corp. ................................................... 1,375 300
Visa, Inc. , Class A ...................................................... 1,120 425
Wells Fargo & Co. ...................................................... 2,831 245
6,843
Health Care (6.5%):
AbbVie, Inc. .......................................................... 1,358 348
Amgen, Inc. ........................................................... 436 187
Boston Scientific Corp. (b) ................................................. 4,020 194
Bristol-Myers Squibb Co. ................................................. 2,897 194
CVS Health Corp. ...................................................... 1,859 175
Danaher Corp. ......................................................... 1,105 236
Elevance Health, Inc. .................................................... 383 150
Eli Lilly & Co. ......................................................... 344 398
Gilead Sciences, Inc. .................................................... 1,376 201
Intuitive Surgical, Inc. (b) ................................................. 481 181
Johnson & Johnson ..................................................... 1,786 475
McKesson Corp. ....................................................... 160 142
Merck & Co., Inc. ...................................................... 2,017 298
Molina Healthcare, Inc. (b) ................................................ 526 105
Pfizer, Inc. ............................................................ 7,690 219
Thermo Fisher Scientific, Inc. .............................................. 499 308
UnitedHealth Group, Inc. ................................................. 941 366
Vertex Pharmaceuticals, Inc. (b) ............................................. 399 217
4,394
Industrials (5.7%):
3M Co. .............................................................. 1,450 249
Broadridge Financial Solutions, Inc. ......................................... 1,164 212
Caterpillar, Inc. ........................................................ 380 303
Cintas Corp. .......................................................... 935 189
Cummins, Inc. ......................................................... 470 265
Deere & Co. .......................................................... 387 254
ESCO Technologies, Inc. ................................................. 722 197
GE Vernova, Inc. ....................................................... 190 171
General Electric Co. ..................................................... 593 199
Honeywell Aerospace, Inc. (b) .............................................. 514 81
Honeywell International, Inc. .............................................. 667 142
Parker-Hannifin Corp. ................................................... 251 246
Powell Industries, Inc. ................................................... 388 70
Primoris Services Corp. .................................................. 2,369 171
RB Global, Inc. ........................................................ 1,490 126
RTX Corp. ............................................................ 1,397 290
The Boeing Co. (b) ...................................................... 977 203
TransDigm Group, Inc. ................................................... 155 182
Union Pacific Corp. ..................................................... 1,035 311
3,861
Information Technology (17.9%):
Adobe, Inc. (b) ......................................................... 678 199
Advanced Micro Devices, Inc. (b) ........................................... 694 327
Amphenol Corp. , Class A ................................................. 946 150
Analog Devices, Inc. .................................................... 564 204
Apple, Inc. ........................................................... 7,619 2,414
Applied Materials, Inc. ................................................... 385 177

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Arista Networks, Inc. (b) .................................................. 735 $ 144
Autodesk, Inc. (b) ....................................................... 652 169
Broadcom, Inc. ........................................................ 1,661 615
Cisco Systems, Inc. ..................................................... 3,293 364
Corning, Inc. .......................................................... 870 129
FormFactor, Inc. (b) ..................................................... 790 80
Intel Corp. (b) .......................................................... 3,618 324
International Business Machines Corp. ........................................ 988 231
Intuit, Inc. ............................................................ 394 142
Keysight Technologies, Inc. (b) ............................................. 636 205
KLA Corp. ........................................................... 852 150
Lam Research Corp. ..................................................... 787 237
Marvell Technology, Inc. ................................................. 512 108
Micron Technology, Inc. .................................................. 435 417
Microsoft Corp. ........................................................ 3,557 1,804
NVIDIA Corp. ......................................................... 8,233 1,818
Oracle Corp. .......................................................... 1,086 162
Palantir Technologies, Inc. , Class A (b) ........................................ 1,161 216
Palo Alto Networks, Inc. (b) ................................................ 456 174
QUALCOMM, Inc. ..................................................... 976 166
Salesforce, Inc. ........................................................ 1,008 260
Sanmina Corp. (b) ....................................................... 531 105
Semtech Corp. (b) ....................................................... 792 105
ServiceNow, Inc. (b) ..................................................... 1,277 189
Texas Instruments, Inc. ................................................... 565 147
Viavi Solutions, Inc. (b) ................................................... 2,098 76
Western Digital Corp. .................................................... 269 121
12,129
Materials (1.6%):
Eastman Chemical Co. ................................................... 4,101 297
Element Solutions, Inc. ................................................... 5,558 197
Linde PLC ............................................................ 430 210
Southern Copper Corp. ................................................... 105 22
The Sherwin-Williams Co. ................................................ 585 198
Vulcan Materials Co. .................................................... 859 232
1,156
Real Estate (1.4%):
CBRE Group, Inc. , Class A (b) .............................................. 1,423 207
Extra Space Storage, Inc. ................................................. 2,476 349
Prologis, Inc. .......................................................... 2,748 385
941
Utilities (1.5%):
Avista Corp. .......................................................... 11,558 429
NextEra Energy, Inc. .................................................... 1,684 139
Public Service Enterprise Group, Inc. ......................................... 2,860 210
Unitil Corp. ........................................................... 4,527 242
1,020
42,232
Total Common Stocks (Cost $41,628) 57,437
Exchange-Traded Funds (5.2%)
United States (5.2%):
iShares Core MSCI Emerging Markets ETF .................................... 35,850 2,930
VanEck Gold Miners ETF ................................................. 6,451 636
3,566
Total Exchange-Traded Funds (Cost $2,400) 3,566
Total Investments (Cost $44,028) — 90.4% 61,003
Other assets in excess of liabilities — 9.6% 6,446
NET ASSETS — 100.00% $ 67,449
(a) Non-income producing security.

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
(b) Amount represents less than 0.05% of net assets.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI Emerging Markets Index Futures . 64 9/18/26 $ 5,625 $ 5,476 $ (149)
E-Mini S&P 500 Futures .................. 8 9/18/26 3,000 3,080 80
S&P/TSX 60 IX Futures .................. 19 9/17/26 5,760 5,837 77
Tokyo Price Index Futures ................ 23 9/10/26 5,681 5,999 318
$ 326
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
ASX SPI 200 Index Futures ............... 37 9/17/26 $ 5,816 $ 5,980 $ (164)
Euro Stoxx 50 Futures ................... 81 9/18/26 5,895 6,055 (160)
FTSE 100 Index Futures .................. 39 9/18/26 5,522 5,725 (203)
$ (527)
Total unrealized appreciation $ 475
Total unrealized depreciation (676)
Total net unrealized appreciation (depreciation) $ (201)

Statements of Assets and Liabilities
August 31, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Emerging
Markets Fund
Victory Global
Equity Income
Fund
Victory
International Fund
Assets:
Investments, at value (Cost $498,033, $57,940 and $1,548,916) $ 790,335 (a) $ 83,065 $ 2,516,680 (b)
Foreign currency, at value (Cost $679, $13 and $3,396) 680 13 3,416
Cash 8,307 229 24,218
Receivables:
Dividends, interest, and securities lending income 1,314 100 3,964
Capital shares issued 45 24 295
Investments sold 367 — 1,472
From Adviser 569 — 23
Reclaims 19 184 15,178
Prepaid expenses 33 19 46
Total Assets 801,669 83,634 2,565,292
Liabilities:
Payables:
Collateral received on loaned securities 8,243 — 32,261
Investments purchased 495 — 4,289
Capital shares redeemed 216 42 900
Payable to Adviser 32 2 —
Accrued foreign capital gains taxes 1,795 — 1,758
Accrued expenses and other payables:
Investment advisory fees 682 38 1,702
Administration fees 81 10 281
Custodian fees 60 1 102
Transfer agent fees 82 6 207
Compliance fees 1 — (c) 2
Trustees' fees 1 1 — (c)
12b-1 fees — (c) — —
Other accrued expenses 96 40 147
Total Liabilities 11,784 140 41,649
Commitments and contingencies (Note 5 )
Net Assets:
Capital 421,597 52,147 1,319,921
Total accumulated earnings (loss) 368,288 31,347 1,203,722
Net Assets $ 789,885 $ 83,494 $ 2,523,643
Net Assets:
Fund Shares $ 357,237 $ 83,494 $ 1,541,889
Institutional Shares 432,648 — 958,474
Class R6 — — 23,280
Total $ 789,885 $ 83,494 $ 2,523,643
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Fund Shares 10,981 5,804 43,471
Institutional Shares 13,324 — 27,131
Class R6 — — 647
Total 24,305 5,804 71,249
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 32.53 $ 14.38 $ 35.47
Institutional Shares 32.47 — 35.33
Class R6 — — 35.98
(a) Includes $15,899 thousand of securities on loan.
(b) Includes $30,951 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
August 31, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Precious
Metals and
Minerals Fund
Victory World
Equity Fund
Victory Target
Managed Allocation
Fund
Assets:
Investments, at value (Cost $330,618, $961,198 and $44,028) $ 1,262,880 (a) $ 1,641,634 (b) $ 61,003
Foreign currency, at value (Cost $821, $2,127 and $7) 821 2,165 7
Cash 5,716 22,538 651
Futures contracts collateral — — 5,484
Receivables:
Dividends, interest, and securities lending income 1,205 1,600 113
Capital shares issued 392 96 —
Investments sold 9,931 517 —
From Adviser — 7 29
Variation margin on open futures contracts — — 95
Reclaims — 2,629 215
Prepaid expenses 47 50 1
Total Assets 1,280,992 1,671,236 67,598
Liabilities:
Payables:
Collateral received on loaned securities 506 4,931 —
Investments purchased 13,897 273 —
Capital shares redeemed 1,078 1,436 —
Variation margin on open futures contracts — — 60
Accrued expenses and other payables:
Investment advisory fees 753 1,111 39
Administration fees 149 212 4
Custodian fees 17 27 8
Transfer agent fees 92 105 5
Compliance fees 1 1 — (c)
Trustees' fees 1 1 1
12b-1 fees 9 1 —
Other accrued expenses 54 107 32
Total Liabilities 16,557 8,205 149
Commitments and contingencies (Note 5 )
Net Assets:
Capital 972,662 871,713 (29,613)
Total accumulated earnings (loss) 291,773 791,318 97,062
Net Assets $ 1,264,435 $ 1,663,031 $ 67,449
Net Assets:
Fund Shares $ 1,136,943 $ 1,644,202 $ 67,449
Institutional Shares 48,562 12,506 —
Class A 78,930 6,323 —
Total $ 1,264,435 $ 1,663,031 $ 67,449
Shares (unlimited number of shares authorized with no par value):
Fund Shares 20,440 45,270 5,270
Institutional Shares 853 343 —
Class A 1,445 174 —
Total 22,738 45,787 5,270
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 55.62 $ 36.32 $ 12.80
Institutional Shares 56.94 36.45 —
Class A 54.62 36.33 —
Maximum Sales Charge — Class A 5.75% 5.75% —%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 57.95 $ 38.55 $ —
(a) Includes $468 thousand of securities on loan.
(b) Includes $4,959 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended August 31, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Emerging
Markets Fund
Victory Global
Equity Income
Fund
Victory
International Fund
Investment Income:
Dividends $ 11,839 $ 1,450 $ 52,501
Interest 168 3 377
Securities lending (net of fees) 90 1 128
Foreign tax withholding (1,471) (96) (6,253)
Total Income 10,626 1,358 46,753
Expenses:
Investment advisory fees 3,945 217 9,829
Administration fees — Fund Shares 258 60 1,132
Administration fees — Institutional Shares 211 — 479
Administration fees — Class R6 — — 5
Sub-Administration fees 26 9 35
Custodian fees 256 6 314
Transfer agent fees — Fund Shares 218 34 534
Transfer agent fees — Institutional Shares 211 — 479
Transfer agent fees — Class R6 — — 1
Sub-Transfer agent fees — — 4
Trustees' fees 24 24 25
Compliance fees 3 — (a) 10
Legal and audit fees 46 28 41
State registration and filing fees 23 14 38
Interfund lending fees 2 — — (a)
Line of credit fees 2 — 2
Other expenses 68 20 164
Recoupment of prior expenses waived/reimbursed by Adviser 145 4 37
Total Expenses 5,438 416 13,129
Expenses waived/reimbursed by Adviser (51) — (66)
Net Expenses 5,387 416 13,063
Net Investment Income (Loss) 5,239 942 33,690
Realized/Unrealized Gains (Losses) from Investments:
Net increase from payments by affiliates and net gains (losses) realized on the disposal of investments in violation of restrictions 569 — —
Net realized gains (losses) from investment securities and foreign currency transactions 57,471 5,903 203,086
Foreign taxes on realized gains (41) — (143)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 22,171 (373) (158,656)
Net change in accrued foreign taxes on unrealized gains (210) — (101)
Net realized/unrealized gains (losses) on investments 79,960 5,530 44,186
Change in net assets resulting from operations $ 85,199 $ 6,472 $ 77,876
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended August 31, 2026

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Precious
Metals and
Minerals Fund
Victory World
Equity Fund
Victory Target
Managed Allocation
Fund
Investment Income:
Dividends $ 14,234 $ 18,045 $ 1,764
Interest 42 318 62
Securities lending (net of fees) 2 22 — (a)
Foreign tax withholding (1,642) (1,357) (152)
Total Income 12,636 17,028 1,674
Expenses:
Investment advisory fees 4,236 6,347 410
Administration fees — Fund Shares 779 1,200 41
Administration fees — Institutional Shares 21 5 —
Administration fees — Class A 56 5 —
Sub-Administration fees 8 42 11
12b-1 fees — Class A 94 8 —
Custodian fees 61 109 29
Transfer agent fees — Fund Shares 418 514 41
Transfer agent fees — Institutional Shares 22 5 —
Transfer agent fees — Class A 39 3 —
Trustees' fees 24 24 24
Compliance fees 5 6 1
Legal and audit fees 27 32 27
State registration and filing fees 41 32 — (a)
Interfund lending fees 1 — 1
Line of credit fees — — (a) 1
Other expenses 48 68 19
Recoupment of prior expenses waived/reimbursed by Adviser 9 — —
Total Expenses 5,889 8,400 605
Expenses waived/reimbursed by Adviser (9) (20) (75)
Net Expenses 5,880 8,380 530
Net Investment Income (Loss) 6,756 8,648 1,144
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 72,772 75,613 44,650
Foreign refunds on realized gains — 72 —
Net realized gains (losses) from futures contracts — — 1,032
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (298,090) 57,018 (37,650)
Net change in unrealized appreciation/depreciation on futures contracts — — (959)
Net realized/unrealized gains (losses) on investments (225,318) 132,703 7,073
Change in net assets resulting from operations $ (218,562) $ 141,351 $ 8,217
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Emerging Markets Fund Victory Global Equity Income Fund Victory International Fund
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,239 $ 7,339 $ 942 $ 1,380 $ 33,690 $ 50,069
Net realized gains (losses) 57,999 72,662 5,903 1,143 202,943 288,119
Net change in unrealized
appreciation/depreciation 21,961 187,706 (373) 17,888 (158,757) 508,372
Change in net assets resulting from
operations 85,199 267,707 6,472 20,411 77,876 846,560
Distributions to Shareholders:
Fund Shares — (23,723) (812) (7,689) — (157,086)
Institutional Shares — (30,520) — — — (112,921)
Class R6 — — — — — (1,223)
Change in net assets resulting from
distributions to shareholders — (54,243) (812) (7,689) — (271,230)
Change in net assets resulting from
capital transactions (38,597) 29,403 (1,926) 3,341 (216,119) (329,026)
Change in net assets 46,602 242,867 3,734 16,063 (138,243) 246,304
Net Assets:
Beginning of period 743,283 500,416 79,760 63,697 2,661,886 2,415,582
End of period $ 789,885 $ 743,283 $ 83,494 $ 79,760 $ 2,523,643 $ 2,661,886

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Emerging Markets Fund Victory Global Equity Income Fund Victory International Fund
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 15,274 $ 19,754 $ 3,142 $ 7,644 $ 35,391 $ 79,083
Distributions reinvested — 23,322 802 7,601 — 154,213
Cost of shares redeemed (27,787) (41,171) (5,870) (11,904) (105,496) (184,563)
Total Fund Shares $ (12,513) $ 1,905 $ (1,926) $ 3,341 $ (70,105) $ 48,733
Institutional Shares
Proceeds from shares issued $ 12,623 $ 68,383 $ — $ — $ 20,665 $ 60,812
Distributions reinvested — 30,461 — — — 112,728
Cost of shares redeemed (38,707) (71,346) — — (171,262) (559,788)
Total Institutional Shares $ (26,084) $ 27,498 $ — $ — $ (150,597) $ (386,248)
Class R6
Proceeds from shares issued $ — $ — $ — $ — $ 7,222 $ 10,153
Distributions reinvested — — — — — 1,150
Cost of shares redeemed — — — — (2,639) (2,814)
Total Class R6 $ — $ — $ — $ — $ 4,583 $ 8,489
Change in net assets resulting from
capital transactions $ (38,597) $ 29,403 $ (1,926) $ 3,341 $ (216,119) $ (329,026)
Share Transactions:
Fund Shares
Issued 500 784 230 635 1,055 2,526
Reinvested — 936 59 633 — (a) 5,017
Redeemed (914) (1,687) (434) (995) (3,134) (5,927)
Total Fund Shares (414) 33 (145) 273 (2,079) 1,616
Institutional Shares
Issued 393 2,813 — — 630 2,061
Reinvested — 1,225 — — — 3,682
Redeemed (1,252) (2,849) — — (5,309) (17,764)
Total Institutional Shares (859) 1,189 — — (4,679) (12,021)
Class R6
Issued — — — — 206 308
Reinvested — — — — — 37
Redeemed — — — — (76) (89)
Total Class R6 — — — — 130 256
Change in Shares (1,273) 1,222 (145) 273 (6,628) (10,149)
(a) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Precious Metals and
Minerals Fund Victory World Equity Fund
Victory Target Managed Allocation
Fund
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 6,756 $ 3,976 $ 8,648 $ 12,638 $ 1,144 $ 4,434
Net realized gains (losses) 72,772 78,036 75,685 147,371 45,682 84,553
Net change in unrealized
appreciation/depreciation (298,090) 960,746 57,018 162,358 (38,609) (31,362)
Change in net assets resulting from
operations (218,562) 1,042,758 141,351 322,367 8,217 57,625
Distributions to Shareholders:
Fund Shares — (2,507) — (161,361) — (19,698)
Institutional Shares — (127) — (903) — —
Class A — (92) — (608) — —
Change in net assets resulting from
distributions to shareholders — (2,726) — (162,872) — (19,698)
Change in net assets resulting from
capital transactions (63,823) (66,711) (72,870) 36,454 (166,677) (291,066)
Change in net assets (282,385) 973,321 68,481 195,949 (158,460) (253,139)
Net Assets:
Beginning of period 1,546,820 573,499 1,594,550 1,398,601 225,909 479,048
End of period $ 1,264,435 $ 1,546,820 $ 1,663,031 $ 1,594,550 $ 67,449 $ 225,909

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Precious Metals and
Minerals Fund Victory World Equity Fund
Victory Target Managed Allocation
Fund
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 53,776 $ 193,601 $ 31,526 $ 60,655 $ — $ —
Distributions reinvested — 2,449 — 158,706 — 19,698
Cost of shares redeemed (110,004) (261,856) (107,130) (184,836) (166,677) (310,764)
Total Fund Shares $ (56,228) $ (65,806) $ (75,604) $ 34,525 $ (166,677) $ (291,066)
Institutional Shares
Proceeds from shares issued $ 5,304 $ 7,042 $ 5,164 $ 4,276 $ — $ —
Distributions reinvested — 127 — 866 — —
Cost of shares redeemed (2,766) (24,789) (2,136) (3,656) — —
Total Institutional Shares $ 2,538 $ (17,620) $ 3,028 $ 1,486 $ — $ —
Class A
Proceeds from shares issued $ 8,210 $ 42,829 $ 438 $ 642 $ — $ —
Distributions reinvested — 92 — 497 — —
Cost of shares redeemed (18,343) (26,206) (732) (696) — —
Total Class A $ (10,133) $ 16,715 $ (294) $ 443 $ — $ —
Change in net assets resulting from
capital transactions $ (63,823) $ (66,711) $ (72,870) $ 36,454 $ (166,677) $ (291,066)
Share Transactions:
Fund Shares
Issued 1,063 5,462 923 1,908 — —
Reinvested — 51 — 5,022 — 1,700
Redeemed (2,222) (7,304) (3,128) (5,825) (13,390) (26,991)
Total Fund Shares (1,159) (1,791) (2,205) 1,105 (13,390) (25,291)
Institutional Shares
Issued 101 168 149 132 — —
Reinvested — 3 — 27 — —
Redeemed (55) (518) (62) (115) — —
Total Institutional Shares 46 (347) 87 44 — —
Class A
Issued 156 1,085 13 19 — —
Reinvested — 2 — 16 — —
Redeemed (384) (652) (21) (22) — —
Total Class A (228) 435 (8) 13 — —
Change in Shares (1,341) (1,703) (2,126) 1,162 (13,390) (25,291)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
61
See notes to financial statements.
Victory Emerging Markets Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $29.10 $20.58 $20.15 $17.82 $20.00 $24.66 $16.16
Investment Activities:
Net investment income (loss)(b) 0.19 0.28 0.39 0.30 0.34 0.30 0.16
Net realized and unrealized gains
(losses) 3.24 10.44 0.68 2.39 (2.22) (4.81) 8.57
Total from Investment
Activities 3.43 10.72 1.07 2.69 (1.88) (4.51) 8.73
Distributions to Shareholders from:
Net investment income — (0.67) (0.64) (0.36) (0.30) (0.15) (0.23)
Net realized gains — (1.53) — — — — —
Total Distributions — (2.20) (0.64) (0.36) (0.30) (0.15) (0.23)
Net Asset Value, End of Period $32.53 $29.10 $20.58 $20.15 $17.82 $20.00 $24.66
Total Return(c)(d) 11.79%(e) 54.10% 5.40% 15.18% (9.36)% (18.33)% 54.25%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.51% 1.50% 1.52% 1.52% 1.48% 1.47% 1.45%
Net Investment Income (Loss)
(f)(h) 1.26% 1.13% 1.83% 1.57% 2.53% 1.35% 0.77%
Gross Expenses(f)(g) 1.51% 1.51% 1.56% 1.59% 1.57% 1.47% 1.47%
Supplemental Data:
Net Assets at end of period
(000's) $357,237 $331,643 $233,793 $245,320 $234,472 $276,456 $372,624
Portfolio Turnover(c)(i) 25% 84% 74% 62% 45% 54% 73%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) For the period ended August 31, 2026, the fund entered into a transaction that did not comply with its investment guidelines. The Adviser fully reimbursed the fund for the resulting loss. Absent this reimbursement, the fund's total return for the period would have been reduced by 0.07%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory Emerging Markets Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $29.02 $20.52 $20.09 $17.77 $19.97 $24.62 $16.14
Investment Activities:
Net investment income (loss)(b) 0.22 0.32 0.42 0.34 0.35 0.35 0.20
Net realized and unrealized gains
(losses) 3.23 10.42 0.69 2.38 (2.21) (4.80) 8.55
Total from Investment
Activities 3.45 10.74 1.11 2.72 (1.86) (4.45) 8.75
Distributions to Shareholders from:
Net investment income — (0.71) (0.68) (0.40) (0.34) (0.20) (0.27)
Net realized gains — (1.53) — — — — —
Total Distributions — (2.24) (0.68) (0.40) (0.34) (0.20) (0.27)
Net Asset Value, End of Period $32.47 $29.02 $20.52 $20.09 $17.77 $19.97 $24.62
Total Return(c)(d) 11.89%(e) 54.39% 5.61% 15.38% (9.26)% (18.15)% 54.46%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.32% 1.32% 1.34% 1.32% 1.30% 1.28% 1.26%
Net Investment Income (Loss)
(f)(h) 1.45% 1.30% 2.01% 1.82% 2.60% 1.59% 0.96%
Gross Expenses(f)(g) 1.35% 1.37% 1.40% 1.38% 1.37% 1.31% 1.29%
Supplemental Data:
Net Assets at end of period
(000's) $432,648 $411,640 $266,623 $274,650 $375,826 $398,909 $400,408
Portfolio Turnover(c)(i) 25% 84% 74% 62% 45% 54% 73%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) For the period ended August 31, 2026, the fund entered into a transaction that did not comply with its investment guidelines. The Adviser fully reimbursed the fund for the resulting loss. Absent this reimbursement, the fund's total return for the period would have been reduced by 0.07%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Equity Income Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Eleven
Months
Ended
February 28,
2023(a)(b)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $13.41 $11.22 $12.22 $10.59 $12.35 $12.03 $8.42
Investment Activities:
Net investment income (loss)(c) 0.16 0.24 0.20 0.22 0.19 0.21 0.17
Net realized and unrealized gains
(losses) 0.95 3.35 1.48 1.77 (1.04) 1.27 3.61
Total from Investment
Activities 1.11 3.59 1.68 1.99 (0.85) 1.48 3.78
Distributions to Shareholders from:
Net investment income (0.14) (0.25) (0.24) (0.25) (0.19) (0.23) (0.17)
Net realized gains — (1.15) (2.44) (0.11) (0.72) (0.93) —
Total Distributions (0.14) (1.40) (2.68) (0.36) (0.91) (1.16) (0.17)
Net Asset Value, End of Period $14.38 $13.41 $11.22 $12.22 $10.59 $12.35 $12.03
Total Return(d)(e) 8.33% 33.73% 14.63% 19.11% (6.86)% 12.28% 45.23%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.04% 1.02% 1.03% 1.02% 1.05% 1.04% 1.03%
Net Investment Income (Loss)
(f)(h) 2.34% 2.03% 1.64% 1.97% 1.84% 1.63% 1.65%
Gross Expenses(f)(g) 1.04% 1.07% 1.18% 1.19% 1.26% 1.15% 1.18%
Supplemental Data:
Net Assets at end of period
(000's) $83,494 $79,760 $63,697 $61,166 $56,391 $64,374 $69,690
Portfolio Turnover(d) 21% 16% 83% 43% 28% 31% 46%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory International Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $34.24 $27.50 $26.55 $23.70 $24.21 $29.46 $21.53
Investment Activities:
Net investment income (loss)(b) 0.45 0.58 0.56 0.49(c) 0.26(d) 0.59 0.49
Net realized and unrealized gains
(losses) 0.78 9.88 1.80 2.85 (0.11) (3.43) 7.94
Total from Investment
Activities 1.23 10.46 2.36 3.34 0.15 (2.84) 8.43
Distributions to Shareholders from:
Net investment income — (0.75) (1.15) (0.49) (0.34) (0.51) (0.50)
Net realized gains — (2.97) (0.26) — (0.32) (1.90) —
Total Distributions — (3.72) (1.41) (0.49) (0.66) (2.41) (0.50)
Net Asset Value, End of Period $35.47 $34.24 $27.50 $26.55 $23.70 $24.21 $29.46
Total Return(e)(f) 3.59% 39.90% 9.19% 14.14%(c) 0.73%(d) (10.51)% 39.52%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.06% 1.07% 1.06% 1.08% 1.02% 1.02% 1.01%
Net Investment Income (Loss)
(g)(i) 2.61% 1.88% 2.02% 1.99%(c) 1.53%(d) 2.12% 1.94%
Gross Expenses(g)(h) 1.06% 1.07% 1.06% 1.09% 1.04% 1.02% 1.03%
Supplemental Data:
Net Assets at end of period
(000's) $1,541,889 $1,559,420 $1,208,181 $1,232,525 $1,205,144 $1,301,727 $1,608,436
Portfolio Turnover(e)(j) 24% 42% 42% 34% 29% 34% 67%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory International Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $34.09 $27.38 $26.44 $23.61 $24.13 $29.36 $21.46
Investment Activities:
Net investment income (loss)(b) 0.47 0.66 0.57 0.50(c) 0.26(d) 0.61 0.51
Net realized and unrealized gains
(losses) 0.77 9.79 1.80 2.83 (0.10) (3.41) 7.91
Total from Investment
Activities 1.24 10.45 2.37 3.33 0.16 (2.80) 8.42
Distributions to Shareholders from:
Net investment income — (0.75) (1.17) (0.50) (0.36) (0.53) (0.52)
Net realized gains — (2.99) (0.26) — (0.32) (1.90) —
Total Distributions — (3.74) (1.43) (0.50) (0.68) (2.43) (0.52)
Net Asset Value, End of Period $35.33 $34.09 $27.38 $26.44 $23.61 $24.13 $29.36
Total Return(e)(f) 3.61% 40.01% 9.27% 14.19%(c) 0.78%(d) (10.43)% 39.61%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.04% 1.00% 1.00% 1.01% 0.95% 0.94% 0.94%
Net Investment Income (Loss)
(g)(i) 2.66% 2.13% 2.06% 2.05%(c) 1.58%(d) 2.20% 2.00%
Gross Expenses(g)(h) 1.05% 1.01% 1.01% 1.02% 0.97% 0.95% 0.95%
Supplemental Data:
Net Assets at end of period
(000's) $958,474 $1,084,517 $1,200,150 $1,303,421 $1,260,267 $1,278,976 $1,644,340
Portfolio Turnover(e)(j) 24% 42% 42% 34% 29% 34% 67%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
66
See notes to financial statements.
Victory International Fund
Class R6
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $34.69 $27.82 $26.84 $23.95 $24.53 $29.65 $21.52
Investment Activities:
Net investment income (loss)(b) 0.48 0.61 0.55 0.43(c) 0.33(d) 0.80 0.49
Net realized and unrealized gains
(losses) 0.81 10.05 1.90 3.00 (0.11) (3.36) 8.19
Total from Investment
Activities 1.29 10.66 2.45 3.43 0.22 (2.56) 8.68
Distributions to Shareholders from:
Net investment income — (0.81) (1.21) (0.54) (0.48) (0.66) (0.55)
Net realized gains — (2.98) (0.26) — (0.32) (1.90) —
Total Distributions — (3.79) (1.47) (0.54) (0.80) (2.56) (0.55)
Net Asset Value, End of Period $35.98 $34.69 $27.82 $26.84 $23.95 $24.53 $29.65
Total Return(e)(f) 3.72% 40.15% 9.44% 14.39%(c) 1.01%(d) (9.53)% 40.78%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.86% 0.86% 0.85% 0.87% 0.61% 0.31% 0.80%
Net Investment Income (Loss)
(g)(i) 2.72% 1.91% 1.93% 1.70%(c) 1.92%(d) 2.87% 1.95%
Gross Expenses(g)(h) 0.99% 1.05% 1.37% 2.40% 9.88% 3.83% 1.22%
Supplemental Data:
Net Assets at end of period
(000's) $23,280 $17,949 $7,251 $3,318 $232 $227 $28
Portfolio Turnover(e)(j) 24% 42% 42% 34% 29% 34% 67%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $64.26 $22.24 $14.50 $15.64 $18.14 $22.57 $19.34
Investment Activities:
Net investment income (loss)(b) 0.29 0.17 0.10 0.19 0.15 0.19 0.09
Net realized and unrealized gains
(losses) (8.93) 41.97 7.64 (0.91) (2.50) (4.46) 3.15
Total from Investment
Activities (8.64) 42.14 7.74 (0.72) (2.35) (4.27) 3.24
Distributions to Shareholders from:
Net investment income — (0.12) — (0.42) (0.15) (0.16) (0.01)
Total Distributions — (0.12) — (0.42) (0.15) (0.16) (0.01)
Net Asset Value, End of Period $55.62 $64.26 $22.24 $14.50 $15.64 $18.14 $22.57
Total Return(c)(d) (13.46)% 189.68% 53.38% (5.03)% (12.97)% (18.93)% 16.69%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.00% 1.04% 1.14% 1.18% 1.19% 1.12% 1.12%
Net Investment Income (Loss)
(e)(g) 1.19% 0.44% 0.51% 1.11% 1.31% 0.97% 0.41%
Gross Expenses(e)(f) 1.00% 1.04% 1.14% 1.18% 1.19% 1.12% 1.12%
Supplemental Data:
Net Assets at end of period
(000's) $1,136,943 $1,388,009 $520,123 $381,656 $439,330 $533,574 $697,969
Portfolio Turnover(c)(h) 4% 15% 1% 9% 4% 8% 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $65.77 $22.75 $14.82 $15.97 $18.53 $23.06 $19.76
Investment Activities:
Net investment income (loss)(b) 0.30 0.19 0.13 0.21 0.17 0.22 0.12
Net realized and unrealized gains
(losses) (9.13) 42.96 7.80 (0.91) (2.54) (4.56) 3.22
Total from Investment
Activities (8.83) 43.15 7.93 (0.70) (2.37) (4.34) 3.34
Distributions to Shareholders from:
Net investment income — (0.13) — (0.45) (0.19) (0.19) (0.04)
Total Distributions — (0.13) — (0.45) (0.19) (0.19) (0.04)
Net Asset Value, End of Period $56.94 $65.77 $22.75 $14.82 $15.97 $18.53 $23.06
Total Return(c)(d) (13.43)% 189.85% 53.51% (4.83)% (12.85)% (18.84)% 16.90%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.98% 1.01% 1.01% 1.00% 0.98% 0.98% 0.99%
Net Investment Income (Loss)
(e)(g) 1.17% 0.49% 0.64% 1.22% 1.44% 1.13% 0.55%
Gross Expenses(e)(f) 1.02% 1.04% 1.10% 1.09% 1.12% 1.05% 1.05%
Supplemental Data:
Net Assets at end of period
(000's) $48,562 $53,103 $26,256 $18,580 $19,681 $20,602 $26,338
Portfolio Turnover(c)(h) 4% 15% 1% 9% 4% 8% 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Class A
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $63.21 $21.91 $14.31 $15.44 $17.91 $22.29 $19.13
Investment Activities:
Net investment income (loss)(b) 0.23 0.02 0.06 0.16 0.13 0.14 0.04
Net realized and unrealized gains
(losses) (8.82) 41.34 7.54 (0.90) (2.47) (4.39) 3.12
Total from Investment
Activities (8.59) 41.36 7.60 (0.74) (2.34) (4.25) 3.16
Distributions to Shareholders from:
Net investment income — (0.06) — (0.39) (0.13) (0.13) —
Total Distributions — (0.06) — (0.39) (0.13) (0.13) —
Net Asset Value, End of Period $54.62 $63.21 $21.91 $14.31 $15.44 $17.91 $22.29
Total Return(c)(d) (13.59)% 188.85% 53.11% (5.20)% (13.08)% (19.08)% 16.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.33% 1.35% 1.34% 1.34% 1.31% 1.31% 1.31%
Net Investment Income (Loss)
(e)(g) 0.92% 0.06% 0.29% 0.95% 1.17% 0.74% 0.21%
Gross Expenses(e)(f) 1.33% 1.35% 1.40% 1.41% 1.40% 1.34% 1.34%
Supplemental Data:
Net Assets at end of period
(000's) $78,930 $105,708 $27,120 $18,281 $23,124 $28,203 $26,282
Portfolio Turnover(c)(h) 4% 15% 1% 9% 4% 8% 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
70
See notes to financial statements.
Victory World Equity Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $33.28 $29.92 $28.07 $22.59 $23.70 $31.03 $23.38
Investment Activities:
Net investment income (loss)(b) 0.18 0.28 0.27 0.23 0.16 0.25 0.23
Net realized and unrealized gains
(losses) 2.86 6.76 3.55 5.52 (0.65) (2.36) 8.74
Total from Investment
Activities 3.04 7.04 3.82 5.75 (0.49) (2.11) 8.97
Distributions to Shareholders from:
Net investment income — (0.29) (0.54) (0.27) (0.09) (0.27) (0.18)
Net realized gains — (3.39) (1.43) — (0.53) (4.95) (1.14)
Total Distributions — (3.68) (1.97) (0.27) (0.62) (5.22) (1.32)
Net Asset Value, End of Period $36.32 $33.28 $29.92 $28.07 $22.59 $23.70 $31.03
Total Return(c)(d) 9.13% 24.29% 13.54% 25.55% (2.01)% (8.90)% 39.07%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.04% 1.03% 1.07% 1.08% 1.09% 1.05% 1.05%
Net Investment Income (Loss)
(e)(g) 1.07% 0.87% 0.85% 0.93% 0.95% 0.87% 0.86%
Gross Expenses(e)(f) 1.04% 1.03% 1.07% 1.08% 1.09% 1.05% 1.05%
Supplemental Data:
Net Assets at end of period
(000's) $1,644,202 $1,579,929 $1,387,165 $1,334,778 $1,163,680 $1,272,993 $1,507,963
Portfolio Turnover(c)(h) 18% 50% 32% 32% 23% 37% 88%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory World Equity Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $33.40 $30.02 $28.17 $22.66 $23.78 $31.10 $23.42
Investment Activities:
Net investment income (loss)(b) 0.18 0.28 0.26 0.25 0.17 0.31 0.24
Net realized and unrealized gains
(losses) 2.87 6.80 3.58 5.55 (0.65) (2.41) 8.77
Total from Investment
Activities 3.05 7.08 3.84 5.80 (0.48) (2.10) 9.01
Distributions to Shareholders from:
Net investment income — (0.31) (0.56) (0.29) (0.11) (0.27) (0.19)
Net realized gains — (3.39) (1.43) — (0.53) (4.95) (1.14)
Total Distributions — (3.70) (1.99) (0.29) (0.64) (5.22) (1.33)
Net Asset Value, End of Period $36.45 $33.40 $30.02 $28.17 $22.66 $23.78 $31.10
Total Return(c)(d) 9.13% 24.33% 13.57% 25.67% (1.96)% (8.87)% 39.17%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.03% 1.01% 1.02% 1.02%(g) 1.00% 1.00% 0.99%
Net Investment Income (Loss)
(e)(h) 1.02% 0.86% 0.85% 1.02% 1.01% 1.10% 0.87%
Gross Expenses(e)(f) 1.24% 1.29% 1.44% 1.66% 1.49% 1.29% 1.27%
Supplemental Data:
Net Assets at end of period
(000's) $12,506 $8,540 $6,357 $4,631 $4,140 $5,301 $2,660
Portfolio Turnover(c)(i) 18% 50% 32% 32% 23% 37% 88%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes fees associated with the Fund's closing agreement on EU reclaims. If these fees had not been included, the net expense ratio would have been
(0.01)% lower.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
72
See notes to financial statements.
Victory World Equity Fund
Class A
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $33.35 $30.00 $28.15 $22.66 $23.77 $31.06 $23.40
Investment Activities:
Net investment income (loss)(b) 0.13 0.17 0.17 0.16 0.11 0.19 0.15
Net realized and unrealized gains
(losses) 2.85 6.78 3.57 5.54 (0.65) (2.40) 8.76
Total from Investment
Activities 2.98 6.95 3.74 5.70 (0.54) (2.21) 8.91
Distributions to Shareholders from:
Net investment income — (0.21) (0.46) (0.21) (0.04) (0.13) (0.11)
Net realized gains — (3.39) (1.43) — (0.53) (4.95) (1.14)
Total Distributions — (3.60) (1.89) (0.21) (0.57) (5.08) (1.25)
Net Asset Value, End of Period $36.33 $33.35 $30.00 $28.15 $22.66 $23.77 $31.06
Total Return(c)(d) 8.94% 23.89% 13.21% 25.22% (2.19)% (9.18)% 38.73%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.38% 1.36% 1.37% 1.36% 1.35% 1.32% 1.32%
Net Investment Income (Loss)
(e)(g) 0.74% 0.52% 0.54% 0.66% 0.68% 0.67% 0.53%
Gross Expenses(e)(f) 1.67% 1.64% 1.77% 1.90% 1.83% 1.68% 1.62%
Supplemental Data:
Net Assets at end of period
(000's) $6,323 $6,081 $5,079 $4,348 $4,336 $4,176 $2,890
Portfolio Turnover(c)(h) 18% 50% 32% 32% 23% 37% 88%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Managed Allocation Fund
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Eleven
Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $12.11 $10.90 $10.02 $8.64 $10.76 $12.23 $8.98
Investment Activities:
Net investment income (loss)(b) 0.09 0.14 0.11 0.13 0.14 0.13 0.11
Net realized and unrealized gains
(losses) 0.60 1.86 0.94 1.38 (1.88) 1.44 3.84
Total from Investment
Activities 0.69 2.00 1.05 1.51 (1.74) 1.57 3.95
Distributions to Shareholders from:
Net investment income — (0.42) (0.17) (0.13) (0.01) (0.13) (0.09)
Net realized gains — (0.37) — — (0.37) (2.91) (0.61)
Total Distributions — (0.79) (0.17) (0.13) (0.38) (3.04) (0.70)
Net Asset Value, End of Period $12.80 $12.11 $10.90 $10.02 $8.64 $10.76 $12.23
Total Return(c)(d) 5.70% 18.81% 10.52% 17.62% (16.21)% 12.85% 44.39%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65% 0.65% 0.65% 0.65% 0.69% 0.65% 0.64%
Net Investment Income (Loss)
(e)(g) 1.40% 1.19% 1.00% 1.48% 1.62% 1.06% 0.96%
Gross Expenses(e)(f) 0.74% 0.67% 0.66% 0.65% 0.69% 0.65% 0.64%
Supplemental Data:
Net Assets at end of period
(000's) $67,449 $225,909 $479,048 $493,066 $436,212 $520,361 $529,613
Portfolio Turnover(c) 27% 147% 182% 148%(h) 314%(i) 152%(j) 202%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Reflects a return to normal trading levels after a prior year investment strategy change.
(i) Reflects increased trading activity due to an investment strategy change that was effective December 23, 2022.
(j) Reflects overall decrease in purchases and sales of securities.

Notes to Financial Statements
August 31, 2026
Victory Portfolios III
74
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following six funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act, with the exception of the Precious Metals and Minerals Fund which is classified as non-diversified.
* On March 17, 2026, the Board of Trustees of the Trust (the “Board”) approved a change in the name of the Victory Sustainable World Fund.
Effective at the start of business on July 1, 2026, the Fund was renamed Victory World Equity Fund.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts, are
valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, or otherwise at the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Emerging Markets Fund Emerging Markets Fund Fund Shares and Institutional Shares
Victory Global Equity Income Fund Global Equity Income Fund Fund Shares
Victory International Fund International Fund Fund Shares, Institutional Shares,
and Class R6
Victory Precious Metals and Minerals Fund Precious Metals and Minerals Fund Fund Shares, Institutional Shares,
and Class A
Victory World Equity Fund (formerly Victory Sustainable
World Fund)*
World Equity Fund Fund Shares, Institutional Shares,
and Class A
Victory Target Managed Allocation Fund Target Managed Allocation Fund Fund Shares

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
75
(Unaudited)
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Funds determine their net asset values. Consequently, each Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by each Fund to reflect the security’s fair value at the time the Funds determine their net asset values. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of August 31, 2026, there were no significant transfers into or out of Level 3.
Level 1 Level 2 Level 3 Total
Emerging Markets Fund
Common Stocks ............................................... $ 88,291 $ 688,565 $ —(a) $ 776,856
Exchange-Traded Funds ......................................... 5,236 — — 5,236
Short-Term Investments ......................................... 8,243 — — 8,243
Total ....................................................... $ 101,770 $ 688,565 $ —(a) $ 790,335
Global Equity Income Fund
Common Stocks ............................................... 49,533 33,532 — 83,065
Total ....................................................... $ 49,533 $ 33,532 $ — $ 83,065
International Fund
Common Stocks ............................................... 132,757 2,342,545 —(a) 2,475,302
Exchange-Traded Funds ......................................... 9,117 — — 9,117
Short-Term Investments ......................................... 32,261 — — 32,261
Total ....................................................... $ 174,135 $ 2,342,545 $ —(a) $ 2,516,680
Precious Metals and Minerals Fund
Common Stocks ............................................... 942,547 296,337 —(b) 1,238,884
Exchange-Traded Funds ......................................... 23,490 — — 23,490
Short-Term Investments ......................................... 506 — — 506
Total ....................................................... $ 966,543 $ 296,337 $ —(b) $ 1,262,880
World Equity Fund
Common Stocks ............................................... 1,059,554 577,014 —(a) 1,636,568
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 135 — — 135
Short-Term Investments ......................................... 4,931 — — 4,931
Total ....................................................... $ 1,064,620 $ 577,014 $ —(a) $ 1,641,634
Target Managed Allocation Fund
Common Stocks ............................................... 49,040 8,397 — 57,437
Exchange-Traded Funds ......................................... 3,566 — — 3,566
Total ....................................................... $ 52,606 $ 8,397 $ — $ 61,003
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 475 — — 475
Liabilities:
Futures Contracts .............................................. (676) — — (676)
Total ....................................................... $ (201) $ — $ — $ (201)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.
(b) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
76
(Unaudited)
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates, or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of its conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended August 31, 2026, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of August 31, 2026 (amounts in thousands):
*   Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only the current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Assets Liabilities
Futures
contracts*
Futures
contracts*
Equity Risk Exposure:
Target Managed Allocation Fund ........................................................... $ 475 $ 676

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
77
(Unaudited)
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended August 31, 2026 (amounts in thousands):
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the six months ended August 31, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans with collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’
Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral, and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand, and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of August 31, 2026 (amounts in thousands):
Net realized
gains (losses)
from futures
contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Equity Risk Exposure:
Target Managed Allocation Fund ........................................................... $ 1,032 $ (959)
Target Managed
Allocation Fund
Futures contracts:
Average notional value of contracts — long .................................................................. $ 32,188
Average notional value of contracts — short .................................................................. $ (29,079)
a
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Emerging Markets Fund ............................................ $ 15,899 $ 8,582 $ 8,243
International Fund ................................................ 30,951 — 32,261
Precious Metals and Minerals Fund .................................... 468 — 506
World Equity Fund ................................................ 4,959 — 4,931

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
78
(Unaudited)
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The World Equity Fund received European Union (“EU”) reclaims related to prior years. For the six months ended August 31, 2026, the Fund recognized $178 thousand related to EU reclaims and less than $1 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund may enter into a closing agreement with the Internal Revenue
Service in order to pay the associated liability on behalf of the Fund's shareholders. For the six months ended August 31, 2026, the Fund did not enter in any closing agreements.
The International Fund filed for additional EU reclaims related to prior years. These EU reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.  For the six months ended August 31, 2026, the International Fund recognized $1,007 thousand related to EU reclaims. These EU reclaims are reflected on the Statements of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
79
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition and all derivative contracts) for the six months ended August 31, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated fund-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
*  Rounds to 0.00%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Excluding U.S. Government
Securities
Purchases Sales
Emerging Markets Fund ..................................................................... $ 189,873 $ 218,868
Global Equity Income Fund .................................................................. 16,728 17,939
International Fund ......................................................................... 588,609 768,928
Precious Metals and Minerals Fund ............................................................. 50,210 107,824
World Equity Fund ......................................................................... 277,994 345,535
Target Managed Allocation Fund ............................................................... 39,922 200,975
Emerging Markets Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
International Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Precious Metals and Minerals Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Target Managed Allocation Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 44.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
80
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment (Target
Managed Allocation Fund is excluded from the performance adjustment). Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended August 31, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.*
* Target Managed Allocation Fund is excluded from the performance adjustment.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper Index, rounded
to the nearest basis point
.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Base Rate
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
World Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Comparative Index
Emerging Markets Fund ................................................ Lipper Emerging Markets Fund
Global Equity Income Fund ............................................. Lipper Global Equity Income Funds
International Fund .................................................... Lipper International Funds
Precious Metals and Minerals Fund ........................................ Lipper Precious Metals Equity Funds
World Equity Fund .................................................... Lipper Global Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
81
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment (Target
Managed Allocation Fund is excluded from the performance adjustment). Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended August 31, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.*
* Target Managed Allocation Fund is excluded from the performance adjustment.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper Index, rounded
to the nearest basis point
.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, a class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Base Rate
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
World Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Comparative Index
Emerging Markets Fund ................................................ Lipper Emerging Markets Fund
Global Equity Income Fund ............................................. Lipper Global Equity Income Funds
International Fund .................................................... Lipper International Funds
Precious Metals and Minerals Fund ........................................ Lipper Precious Metals Equity Funds
World Equity Fund .................................................... Lipper Global Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
For the six months ended August 31, 2026, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into an Investment Subadvisory Agreement with Lazard Asset Management LLC (“Lazard”), under which Lazard directs the investment and reinvestment of a portion of the Emerging Markets Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
VCM entered into an Investment Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”). Wellington
Management directs the investment and reinvestment of a portion of the International Fund’s assets (as allocated from time to time by VCM).
This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2026, are reflected on the
Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses, except for the Target Managed Allocation Fund, which pays a monthly fee, accrued daily at an annualized rate of 0.05% of average daily net assets, plus out of pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
Fund Shares
Institutional
Shares Class A Class R6
Emerging Markets Fund ................................................. $ 53 66 N/A N/A
as annual % rate ..................................................... 0.03% 0.03% N/A N/A
Global Equity Income Fund .............................................. $ 16 — N/A N/A
as annual % rate ..................................................... 0.04% — N/A N/A
International Fund ..................................................... $ 259 244 N/A 1
as annual % rate ..................................................... 0.03% 0.05% N/A 0.01%
Precious Metals and Minerals Fund ......................................... $ (87) (4) (5) N/A
as annual % rate ..................................................... (0.02)% (0.02)% (0.01)% N/A
World Equity Fund ..................................................... $ 281 1 1 N/A
as annual % rate ..................................................... 0.04% 0.02% 0.03% N/A
Annual Charge
Fund Shares Institutional Shares Class A Class R6
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A N/A N/A
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A 0.05%
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A
World Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.05% N/A N/A N/A

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
82
(Unaudited)
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2026, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
As of August 31, 2026, the Funds had no amounts available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at August 31, 2026.
Institutional
Shares Class A Class R6
Emerging Markets Fund .............................................................. 0.10% N/A N/A
International Fund .................................................................. 0.10% N/A 0.01%
Precious Metals and Minerals Fund ...................................................... 0.10% 0.10% N/A
World Equity Fund .................................................................. 0.10% 0.10% N/A
Class A
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
World Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Amount
Precious Metals and Minerals Fund ........................................................................ $ 1
In effect until June 30, 2027
Fund Shares
Institutional
Shares Class A Class R6
Emerging Markets Fund ................................................... 1.48% 1.29% N/A N/A
Global Equity Income Fund ................................................ 1.00% N/A N/A N/A
International Fund ....................................................... 1.06% 0.99% N/A 0.85%
Precious Metals and Minerals Fund ........................................... 1.27% 1.00% 1.34% N/A
World Equity Fund ....................................................... 1.09% 1.00% 1.35% N/A
Target Managed Allocation Fund ............................................. 0.65% N/A N/A N/A

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
83
(Unaudited)
For the six months ended August 31, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
For the period ended August 31, 2026, the Adviser reimbursed the Emerging Markets Fund $568,513 for a transaction that did not comply with the fund's investment guidelines.  The impact to total return is disclosed in the Financial Highlights.
6. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The values of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, tariffs, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial
Amount
Emerging Markets Fund ................................................................................ $ 145
Global Equity Income Fund ............................................................................. 4
International Fund .................................................................................... 37
Precious Metals and Minerals Fund ........................................................................ 9
February 28,
2027
February 29,
2028
February 28,
2029
February 28,
2030 Total
Emerging Markets Fund .................................... $ 121 $ 294 $ 175 $ 51 $ 641
Global Equity Income Fund ................................. 46 90 28 — 164
International Fund ........................................ 81 144 170 66 461
Precious Metals and Minerals Fund ............................ 10 36 13 9 68
World Equity Fund ........................................ 23 42 35 20 120
Target Managed Allocation Fund .............................. 9 32 93 75 209

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
84
(Unaudited)
markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Portfolio Reallocation Risk — The frequent changes in the allocation of the Fund’s portfolio holdings will result in higher portfolio turnover.
In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.
Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable. The governments of emerging market countries may be more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would.
Natural Resources and Precious Metals Risk — Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals and natural resources industries, there are additional risks involved in investing in the securities of companies in these industries. The natural resources and precious metals and minerals industries can be significantly affected by global economic, financial, and political developments. Investments related to natural resources and precious metals and minerals may fluctuate in price significantly over short periods of time. However, because the market action of such securities has tended to move independently of the broader financial markets, the addition of these securities to a portfolio may reduce overall fluctuations in portfolio value.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended August 31, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations
Amount
Outstanding at
August 31, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund .................................... $ — $ 2,777 4.74% $ 6,500
International Fund ........................................ — 1,413 4.73% 4,100
Target Managed Allocation Fund .............................. — 10,200 4.74% 10,200

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
85
(Unaudited)
under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended August 31, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2026.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2026, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Borrower or
Lender
Amount
Outstanding at
August 31, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund ........................... Borrower $ — $ 2,727 3.81% $ 4,550
International Fund ............................... Borrower — 1,240 4.17% 1,393
Precious Metals and Minerals Fund ................... Borrower — 772 4.14% 962
Target Managed Allocation Fund ..................... Borrower — 4,870 4.16% 4,870
Declared Paid
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
World Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Short-Term
Amount
Long-Term
Amount Total
Precious Metals and Minerals Fund ......................................... $ — $ (718,914) $ (718,914)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-GlobEquity1026

August 31, 2026
Semi-Annual: Full Financials
Victory Tax Exempt Intermediate-Term Fund
Victory Tax Exempt Long-Term Fund
Victory Tax Exempt Short-Term Fund

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Tax Exempt Intermediate-Term Fund
2
Victory Tax Exempt Long-Term Fund
27
Victory Tax Exempt Short-Term Fund
43
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
53
Statements of Operations
54
Statements of Changes in Net Assets
55
Financial Highlights
57
Notes to Financial Statements (Form N-CSR Item 7) 66

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.7%)
Alabama (5.8%):
Alabama Housing Finance Authority Revenue, Series A, 4.85%, 10/1/50, Continuously
Callable @100 ..................................................... $ 2,230 $ 2,170
Alabama State University Revenue, 5.75%, 9/1/50, Continuously Callable @100 ......... 1,050 1,119
Baldwin County IDA Revenue AMT, Series A, 5.00%, 6/1/55, (Put Date 6/1/32)(a)(b) ...... 1,000 1,016
Black Belt Energy Gas District Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 ........................ 3,460 3,585
Series A, 5.25%, 1/1/54, (Put Date 10/1/30)(b) .............................. 5,000 5,216
Series A, 5.25%, 5/1/55, (Put Date 9/1/32)(b) ............................... 1,500 1,542
Series A, 5.25%, 5/1/56, (Put Date 5/1/32)(b) ............................... 16,750 16,834
Series B, 5.00%, 10/1/35, Continuously Callable @100 ........................ 13,400 13,557
Series C, 5.25%, 6/1/36 .............................................. 2,855 3,027
Series C, 5.50%, 10/1/54 , (Put Date 6/1/32)(b) .............................. 3,000 3,187
Series C, 5.50%, 11/1/56, (Put Date 8/1/34)(a)(b) ............................ 2,000 2,101
Series D-3, 4.32% (SOFR+185bps), 6/1/49, (Put Date 2/1/29)(b)(c) ............... 2,500 2,485
Series F, 5.00%, 6/1/36, Continuously Callable @100 ......................... 5,000 5,140
Series G, 5.00%, 10/1/35, Continuously Callable @100 ........................ 4,635 4,789
Series H-1, 5.00%, 1/1/34, Continuously Callable @100 ....................... 1,000 1,036
Series J, 5.00%, 11/1/36, Continuously Callable @100 ........................ 3,750 3,873
Series K, 5.00%, 10/1/33, Continuously Callable @100 ........................ 2,500 2,584
County of Jefferson Sewer Revenue, 5.50%, 10/1/53, Continuously Callable @100 ........ 3,000 3,085
Energy Southeast A Cooperative District Revenue
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 1,000 1,035
Series A-2, 3.97% (SOFR+150bps), 4/1/34, (Put Date 1/3/34)(b)(c) ............... 5,000 5,000
Series B, 5.00%, 9/1/33, Continuously Callable @100 ......................... 6,180 6,307
Series B, 5.25%, 7/1/54, (Put Date 6/1/32)(b) ............................... 3,000 3,165
Series C-2, 5.25%, 11/1/37, Continuously Callable @100 ...................... 2,500 2,637
Huntsville-Randolph School Educational Building Authority Revenue, 5.25%, 8/1/46,
Continuously Callable @100 ........................................... 1,250 1,270
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Series A, 5.00%, 2/1/36, Continuously Callable @100 ......................... 8,000 8,003
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 4,000 4,059
Series A, 5.25%, 1/1/54, (Put Date 7/1/29)(b) ............................... 15,000 15,626
Series A, 5.00%, 1/1/56, (Put Date 6/1/35)(b) ............................... 9,255 9,314
Series B, 5.25%, 3/1/55, (Put Date 1/1/33)(b) ............................... 2,700 2,766
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100 ........................ 2,000 1,911
Series B1, 4.00%, 6/1/40, Continuously Callable @100 ........................ 2,555 2,406
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/34 ................... 15,000 15,613
The Southeast Alabama Gas Supply District Revenue, Series B, 5.00%, 6/1/49, (Put Date
5/1/32)(b) ........................................................ 3,000 3,116
158,574
Alaska (0.2%):
Alaska Housing Finance Corp. Revenue, Series A, 4.60%, 12/1/48, Continuously Callable
@100 ........................................................... 3,000 2,872
Alaska Railroad Corp. Revenue AMT, 6.00%, 10/1/50, Continuously Callable @100 ....... 1,000 1,074
Municipality of Anchorage Revenue AMT, Series A, 5.75%, 2/1/51, Continuously Callable
@100 ........................................................... 1,105 1,177
5,123
Arizona (1.7%):
Arizona IDA Revenue
4.00%, 12/15/41, Continuously Callable @100(a) ............................ 955 803
Series A, 5.10%, 10/1/50, Continuously Callable @100 ........................ 1,000 996
Maricopa County & Phoenix IDA Revenue, Series A, 4.65%, 9/1/50, Continuously Callable
@100 ........................................................... 1,975 1,947
Maricopa County IDA Revenue
5.00%, 7/1/39, Continuously Callable @100(a) ............................. 2,000 1,972
4.00%, 7/1/41, Continuously Callable @100(a) ............................. 1,250 1,047
4.25%, 7/1/44, Continuously Callable @100 ............................... 1,000 829
Series D, 5.00%, 12/1/45, Continuously Callable @100 ........................ 1,500 1,534

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sierra Vista IDA Revenue
5.25%, 6/15/38, Continuously Callable @100(a) ............................. $ 4,845 $ 4,672
5.25%, 6/15/42, Continuously Callable @100(a) ............................. 4,460 4,155
5.00%, 6/15/44, Continuously Callable @100(a) ............................. 2,000 1,775
Tempe IDA Revenue
Series A, 4.00%, 12/1/38, Continuously Callable @102 ........................ 2,690 2,579
Series A, 5.38%, 12/1/46, Continuously Callable @103 ........................ 1,000 1,008
The County of Pima IDA Revenue
4.00%, 4/1/41, Continuously Callable @100 ............................... 1,690 1,535
4.00%, 6/15/41, Continuously Callable @100(a) ............................. 3,500 2,861
Series A, 6.75%, 11/15/42, Continuously Callable @103(a) ..................... 3,000 3,195
The County of Yavapai IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100 ........ 1,000 944
The IDA of the City of Phoenix Arizona Revenue
5.00%, 7/1/34, Continuously Callable @100 ............................... 9,290 9,100
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,675 1,676
5.00%, 10/1/36, Continuously Callable @100 ............................... 4,250 4,253
46,881
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,300 1,332
5.00%, 9/1/38, Continuously Callable @100 ............................... 2,000 2,041
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,016
Series A, 6.63%, 7/1/51, Continuously Callable @103(a) ....................... 2,000 1,961
6,350
California (1.4%):
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT, Series B,
4.63%, 7/1/51, Continuously Callable @100 ............................... 750 729
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.)
Series B, 4.13%, 7/1/41, Continuously Callable @100 ......................... 2,500 2,370
Series B, 4.25%, 7/1/43, Continuously Callable @100 ......................... 3,000 2,854
California Community Choice Financing Authority Revenue
Series B, 5.00%, 3/1/36, Continuously Callable @100 ......................... 4,000 4,110
Series C, 5.25%, 2/1/36, Continuously Callable @100 ......................... 2,250 2,391
California Health Facilities Financing Authority Revenue
Series B, 5.00%, 11/15/38, Continuously Callable @100 ....................... 1,500 1,591
Series B, 5.00%, 11/15/43, Continuously Callable @100 ....................... 1,500 1,550
California Municipal Finance Authority Revenue
5.50%, 9/1/46, Continuously Callable @100 ............................... 600 642
Series 2, 4.50%, 3/20/48. (Put Date 7/1/36)(b) .............................. 750 747
Series A, 5.00%, 9/1/46, Continuously Callable @100 ......................... 665 639
California Public Finance Authority Revenue, Series A, 5.10%, 4/1/66, (Put Date 4/1/33)(a)(b) 1,000 987
California School Finance Authority Revenue
4.40%, 12/1/26(a) .................................................. 4,000 4,019
5.00%, 8/1/31, Continuously Callable @100(a) ............................. 450 450
5.00%, 8/1/36, Continuously Callable @100(a) ............................. 1,450 1,440
Series A, 5.00%, 7/1/45, Continuously Callable @100(a) ....................... 1,700 1,640
Cerritos Community College District, GO
Series D, 8/1/27(d) .................................................. 1,000 977
Series D, 8/1/28(d) .................................................. 1,000 951
City of Los Angeles Department of Airports Revenue AMT, Series A, 5.25%, 5/15/50,
Continuously Callable @100 ........................................... 2,500 2,536
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%,
6/1/32, Continuously Callable @100 ..................................... 160 161
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series A, 5.00%, 4/1/36, Continuously Callable @100 ......................... 420 424
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT, Series A, 5.25%, 5/1/49, Continuously Callable @100 .................... 1,000 1,026
The El Camino Community College District Foundation, GO, Series C, 8/1/28(d) ......... 5,500 5,229
37,463
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue
4.25%, 7/1/43, Continuously Callable @100 ............................... 3,000 2,665

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 4.63%, 3/1/51, Continuously Callable @100 ......................... $ 1,000 $ 960
Series A-1, 6.50%, 2/1/45, Continuously Callable @100(a) ..................... 3,000 3,129
Colorado Health Facilities Authority Revenue
5.00%, 11/1/41, Continuously Callable @100 ............................... 2,500 2,574
Series A, 4.00%, 8/1/38, Continuously Callable @100 ......................... 1,000 966
Series A, 4.00%, 8/1/39, Continuously Callable @100 ......................... 1,250 1,172
Series A, 4.00%, 11/1/39, Continuously Callable @100 ........................ 3,500 3,259
Series A, 4.00%, 12/1/40, Continuously Callable @103 ........................ 2,000 1,840
Series A, 5.25%, 5/15/48, Continuously Callable @103 ........................ 1,000 986
Series A, 4.00%, 8/1/49, Continuously Callable @100 ......................... 9,715 8,152
Series A, 5.13%, 12/1/50, Continuously Callable @103 ........................ 1,515 1,467
Colorado State University Research Foundation Revenue, Series A, 5.25%, 3/1/45,
Continuously Callable @100(a) ......................................... 1,000 995
County of Routt Co. Revenue AMT, 5.50%, 6/1/51, Continuously Callable @100 ......... 600 613
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100(a) ...................... 7,355 7,419
Series A, 4.00%, 12/1/37, Continuously Callable @100 ........................ 1,250 1,161
Series A, 4.00%, 12/1/38, Continuously Callable @100 ........................ 1,250 1,142
Series A, 4.00%, 12/1/39, Continuously Callable @100 ........................ 1,000 899
Gunnison County Housing Authority Revenue, 5.13%, 6/1/50, Continuously Callable @100 . 2,000 2,052
41,451
Connecticut (1.6%):
Aquarion Water Authority Revenue, Series E, 8/1/48, Continuously Callable @54(d) ....... 2,500 812
City of Ansonia Certificates of Participation, 4.75%, 12/1/45, Continuously Callable @100 .. 3,000 3,010
City of New Haven, GO, Series A, 5.50%, 8/1/36, Continuously Callable @100 .......... 1,810 1,874
City of West Haven, GO
Series B, 5.00%, 11/1/32, Continuously Callable @100 ........................ 400 409
Series B, 5.00%, 11/1/37, Continuously Callable @100 ........................ 350 358
Connecticut Housing Finance Authority Revenue, Series A-1, 4.65%, 11/15/51, Continuously
Callable @100 ..................................................... 3,000 2,915
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100 ............................... 1,950 1,977
5.00%, 7/1/34, Continuously Callable @100 ............................... 725 732
5.00%, 7/1/35, Continuously Callable @100 ............................... 1,170 1,175
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,125 1,122
5.00%, 7/1/37, Continuously Callable @100 ............................... 1,275 1,245
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,059
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 7,000 6,564
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 2,000 1,937
Series A, 4.00%, 7/1/39, Continuously Callable @100 ......................... 2,000 1,958
Series A, 4.00%, 7/1/41, Continuously Callable @100 ......................... 1,000 898
Series A, 5.00%, 7/1/44, Continuously Callable @100 ......................... 2,400 2,237
Series A, 5.88%, 12/15/46, Continuously Callable @103 ....................... 1,600 1,601
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously
Callable @100(a) ................................................... 5,800 5,855
Stamford Housing Authority Revenue, Series C, 4.75%, 10/1/32 ..................... 1,500 1,550
State of Connecticut, GO, Series A, 4.00%, 4/15/37, Continuously Callable @100 ......... 1,825 1,832
The Metropolitan District, GO, 4.00%, 7/15/37, Continuously Callable @100 ............ 1,000 1,001
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30,
Continuously Callable @100 ........................................... 1,200 1,248
44,369
Delaware (0.1%):
Delaware State Housing Authority Revenue
Series A, 4.65%, 7/1/50, Continuously Callable @100 ......................... 490 463
Series B, 5.00%, 7/1/50, Continuously Callable @100 ......................... 990 972
1,435
District of Columbia (0.3%):
District of Columbia Revenue
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,000 921
5.00%, 7/1/39, Continuously Callable @100 ............................... 800 811
Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00%, 10/1/50,
Continuously Callable @100 ........................................... 500 500

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B, 4.00%, 10/1/35, Continuously Callable @100 ........................ $ 1,000 $ 995
Series B, 4.00%, 10/1/36, Continuously Callable @100 ........................ 1,250 1,232
Series B, 4.00%, 10/1/38, Continuously Callable @100 ........................ 1,000 953
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100 ........................ 1,250 1,207
Series A, 4.00%, 10/1/39, Continuously Callable @100 ........................ 500 469
Series A, 4.00%, 10/1/40, Continuously Callable @100 ........................ 750 694
7,782
Florida (8.1%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/40, Continuously Callable
@103 ........................................................... 700 638
Capital Projects Finance Authority Revenue
5.00%, 11/1/42, Continuously Callable @100 ............................... 1,000 948
5.00%, 11/1/43, Continuously Callable @100 ............................... 1,000 939
Series A-1, 5.00%, 6/1/49, Continuously Callable @100(a) ..................... 750 626
Capital Trust Agency, Inc. Revenue, 6.00%, 5/1/43, Continuously Callable @100(a) ....... 3,710 3,743
Capital Trust Authority Revenue
Series A, 4.75%, 12/1/42, Continuously Callable @100 ........................ 500 494
Series A, 5.00%, 12/15/44, Continuously Callable @100 ....................... 2,000 1,865
Series A, 5.25%, 7/1/50, Continuously Callable @100(a) ....................... 600 571
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100 ............................... 1,485 1,466
4.00%, 10/1/36, Continuously Callable @100 ............................... 1,400 1,364
4.00%, 10/1/37, Continuously Callable @100 ............................... 3,000 2,892
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @102 ............................... 3,345 3,031
4.00%, 9/1/40, Continuously Callable @102 ............................... 2,500 2,214
Series A, 4.00%, 9/1/36, Continuously Callable @103 ......................... 1,050 978
Series A, 4.00%, 9/1/41, Continuously Callable @103 ......................... 1,215 1,102
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100 ............................... 3,195 3,197
4.00%, 7/1/32, Continuously Callable @100 ............................... 2,000 2,001
4.00%, 7/1/33, Continuously Callable @100 ............................... 2,785 2,787
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100 .. 1,000 1,000
City of Tampa Revenue
Series A, 9/1/36, Continuously Callable @80(d) ............................. 700 451
Series A, 9/1/37, Continuously Callable @77(d) ............................. 700 443
Series A, 9/1/38, Continuously Callable @74(d) ............................. 850 509
Series A, 9/1/39, Continuously Callable @71(d) ............................. 700 380
Series A, 9/1/40, Continuously Callable @67(d) ............................. 850 427
Series B, 4.00%, 7/1/38, Continuously Callable @100 ......................... 350 332
Series B, 4.00%, 7/1/39, Continuously Callable @100 ......................... 700 655
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
4.00%, 5/1/33 ..................................................... 3,470 3,545
4.35%, 5/1/38, Continuously Callable @100 ............................... 7,900 7,923
County of Broward Airport System Revenue AMT
Series A, 4.00%, 10/1/44, Continuously Callable @100 ........................ 4,395 3,853
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 8,330 6,915
County of Broward Port Facilities Revenue AMT
Series B, 4.00%, 9/1/44, Continuously Callable @100 ......................... 7,345 6,646
Series B, 4.00%, 9/1/49, Continuously Callable @100 ......................... 5,380 4,555
County of Broward Tourist Development Tax Revenue
4.00%, 9/1/39, Continuously Callable @100 ............................... 7,000 6,684
4.00%, 9/1/40, Continuously Callable @100 ............................... 9,300 8,768
4.00%, 9/1/41, Continuously Callable @100 ............................... 6,975 6,477
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT, Series A, 5.25%,
9/1/50, Continuously Callable @100 ..................................... 2,000 2,047
County of Lee Airport Revenue AMT, 5.25%, 10/1/49, Continuously Callable @100 ....... 3,800 3,857
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/37, Continuously Callable @100 ........................ 4,970 4,872
Series B, 4.00%, 10/1/38, Continuously Callable @100 ........................ 5,230 5,050

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
County of Miami-Dade Aviation Revenue AMT, Series A, 5.25%, 10/1/50, Continuously
Callable @100 ..................................................... $ 3,000 $ 3,028
County of Miami-Dade Seaport Department Revenue AMT, Series A, 5.25%, 10/1/52,
Continuously Callable @100 ........................................... 2,000 2,040
County of Miami-Dade Water & Sewer System Revenue, 4.00%, 10/1/41, Continuously
Callable @100 ..................................................... 210 194
County of Okaloosa Revenue, 5.50%, 5/15/45, Continuously Callable @103(a) ........... 1,000 1,007
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5.50%, 9/1/41, Continuously Callable @100 ............................... 750 802
5.50%, 9/1/42, Continuously Callable @100 ............................... 1,000 1,065
5.50%, 9/1/43, Continuously Callable @100 ............................... 750 798
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/35, Continuously Callable @100 ............................... 3,100 3,196
5.00%, 8/15/40, Continuously Callable @100 ............................... 2,900 2,932
Florida Development Finance Corp. Revenue
4.00%, 11/15/39, Continuously Callable @100 .............................. 5,260 4,882
5.00%, 2/1/40, Continuously Callable @100 ............................... 2,845 2,856
5.00%, 8/1/43, Continuously Callable @100 ............................... 1,500 1,524
5.00%, 8/1/44, Continuously Callable @100 ............................... 1,500 1,523
Series A, 5.00%, 6/15/35, Continuously Callable @100 ........................ 1,000 1,007
Series A, 5.00%, 6/15/40, Continuously Callable @100 ........................ 1,650 1,654
Series A, 5.00%, 6/15/42, Continuously Callable @100 ........................ 2,250 2,204
Series A, 6.13%, 6/15/50, Continuously Callable @101(a) ...................... 1,000 993
Florida Higher Educational Facilities Financing Authority Revenue
5.00%, 10/1/35, Continuously Callable @100 ............................... 1,250 1,271
5.00%, 10/1/36, Continuously Callable @100 ............................... 1,000 1,014
4.00%, 10/1/37, Continuously Callable @100 ............................... 1,000 925
4.00%, 10/1/38, Continuously Callable @100 ............................... 750 680
5.00%, 3/1/39, Continuously Callable @100 ............................... 7,055 5,810
4.00%, 10/1/39, Continuously Callable @100 ............................... 800 710
4.00%, 12/1/49, Continuously Callable @100 ............................... 1,000 847
Florida Housing Finance Corp. Revenue, Series 3, 5.05%, 7/1/50, Continuously Callable @100 800 756
Florida Local Government Finance Commission Revenue
Series B-2, 4.45%, 11/15/31, Continuously Callable @100(a) ................... 1,500 1,516
Series B-3, 4.20%, 11/15/30, Continuously Callable @100(a) ................... 1,500 1,505
Greater Orlando Aviation Authority Revenue AMT, 5.50%, 11/1/37, Continuously Callable
@100 ........................................................... 1,000 1,048
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/36, Continuously Callable @100 .... 2,750 2,760
Hillsborough County Aviation Authority Revenue AMT, Series B, 5.50%, 10/1/49,
Continuously Callable @100 ........................................... 1,000 1,032
Jacksonville Aviation Authority Revenue AMT, 5.50%, 10/1/50, Continuously Callable @100 1,000 1,043
Lee County IDA Revenue
5.00%, 11/15/39, Continuously Callable @103 .............................. 1,500 1,517
5.75%, 10/1/50, Continuously Callable @103(a) ............................. 1,740 1,741
Series 2019A-1, 4.00%, 4/1/37, Continuously Callable @100 ................... 5,000 4,790
Series A, 5.25%, 11/15/44, Continuously Callable @100 ....................... 2,525 2,596
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100 ......................... 10,000 10,017
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 7,000 7,012
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,000 1,002
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 1,610 1,613
Series A, 5.00%, 7/1/31, Continuously Callable @100 ......................... 1,255 1,257
Series A, 5.00%, 7/1/32, Continuously Callable @100 ......................... 2,000 2,003
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,003
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 2,000 2,003
Series B, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,003
Series B, 5.00%, 7/1/31, Continuously Callable @100 ......................... 2,000 2,003
Miami-Dade County Housing Finance Authority Revenue, Series A, 4.88%, 3/1/46 ........ 1,250 1,207
Miami-Dade County IDA Revenue, 5.00%, 6/15/46, Continuously Callable @102 ......... 1,075 1,053
Northern Palm Beach County Improvement District Special Assessment, 4.00%, 8/1/46,
Continuously Callable @100 ........................................... 3,000 2,789
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/41, Continuously
Callable @100 ..................................................... 3,695 3,151

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Palm Beach County Health Facilities Authority Revenue
4.00%, 8/15/49, Continuously Callable @100 ............................... $ 6,050 $ 5,099
5.75%, 11/1/50, Continuously Callable @100 ............................... 1,000 1,036
Series A, 5.00%, 11/1/39, Continuously Callable @100 ........................ 1,150 1,169
Series A, 5.00%, 11/1/42, Continuously Callable @100 ........................ 850 855
Series B, 4.00%, 11/15/41, Continuously Callable @103 ....................... 250 226
Series B, 5.00%, 11/15/49, Continuously Callable @103 ....................... 3,000 2,901
Pinellas County IDA Revenue, 5.00%, 7/1/29 ................................... 500 509
220,422
Georgia (2.0%):
Development Authority of Appling County Revenue, Series GA, 1.50%, 9/1/41, Continuously
Callable @100(e) ................................................... 2,000 2,000
Gainesville & Hall County Development Authority Revenue, 5.63%, 6/1/50, Continuously
Callable @100 ..................................................... 2,795 2,694
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable
@100 ........................................................... 1,000 987
Georgia Housing & Finance Authority Revenue
Series A, 4.65%, 12/1/50, Continuously Callable @100 ........................ 5,000 4,722
Series C, 5.05%, 12/1/45, Continuously Callable @100 ........................ 1,750 1,769
Series C, 4.55%, 12/1/49, Continuously Callable @100 ........................ 5,000 4,692
Series E, 5.13%, 12/1/45, Continuously Callable @100 ........................ 2,145 2,191
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100 ............................... 1,840 1,747
4.00%, 8/1/37, Continuously Callable @100 ............................... 1,500 1,406
Main Street Energy, Inc. Revenue, Series C, 5.00%, 9/1/36, Continuously Callable @100 ... 4,000 4,136
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/37 ............................................. 3,500 3,586
Series A, 5.00%, 5/15/38 ............................................. 2,500 2,536
Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(b) .............................. 6,000 6,227
Series E-2, 4.15% (SOFR+170bps), 12/1/53, (Put Date 6/1/31)(b)(c) .............. 5,000 4,988
Savannah Georgia Convention Center Authority Revenue, Series C, 5.50%, 6/1/50,
Continuously Callable @100 ........................................... 250 260
Savannah Hospital Authority Revenue, Series A, 4.00%, 7/1/39, Continuously Callable @100 2,500 2,330
The Development Authority of Burke County Revenue
2.20%, 10/1/32, Continuously Callable @100 ............................... 1,850 1,679
Series 1, 1.45%, 7/1/49, Continuously Callable @100(e) ....................... 1,530 1,530
The Development Authority of Burke County Revenue (NBGA - Southern Co.), Series GA,
1.50%, 11/1/52, Continuously Callable @100(e) ............................. 785 785
The Development Authority of Cobb County Revenue, Series A, 2.25%, 4/1/33 , (Put Date
10/1/29)(b) ....................................................... 4,975 4,733
54,998
Guam (0.1%):
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100 ........................ 1,500 1,504
Series A, 5.00%, 12/1/31, Continuously Callable @100 ........................ 2,000 2,004
3,508
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT, Series C, 5.00%, 7/1/45, Continuously
Callable @100 ..................................................... 2,500 2,542
Idaho (0.6%):
Idaho Health Facilities Authority Revenue
Series A, 5.00%, 3/1/35, Continuously Callable @100 ......................... 5,805 5,972
Series A, 5.00%, 3/1/36, Continuously Callable @100 ......................... 7,520 7,691
Idaho Housing & Finance Association Revenue
Series A, 4.00%, 7/15/38, Continuously Callable @100 ........................ 3,000 2,897
Series C, 5.15%, 7/1/45, Continuously Callable @100 ......................... 750 767
17,327
Illinois (12.7%):
Champaign County Community Unit School District No. 4, GO
4.00%, 6/1/34, Continuously Callable @100 ............................... 1,000 1,010
4.00%, 6/1/35, Continuously Callable @100 ............................... 1,290 1,299
4.00%, 6/1/36, Continuously Callable @100 ............................... 1,575 1,578

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 5.50%, 4/1/43,
Continuously Callable @100 ........................................... $ 5,000 $ 5,308
Chicago Board of Education, GO
Series A, 12/1/26(d) ................................................. 3,700 3,661
Series A, 5.00%, 12/1/39, Continuously Callable @100 ........................ 4,700 4,517
Series A, 5.00%, 12/1/43, Continuously Callable @100 ........................ 7,965 7,422
Series A, 5.75%, 12/1/50, Continuously Callable @100 ........................ 2,855 2,767
Series B, 4.00%, 12/1/40, Continuously Callable @100 ........................ 21,900 18,730
Series B, 4.00%, 12/1/41, Continuously Callable @100 ........................ 8,710 7,333
Series B, 6.00%, 12/1/44, Continuously Callable @100 ........................ 1,000 1,015
Series C, 6.00%, 12/1/44, Continuously Callable @100 ........................ 3,670 3,725
Chicago O'Hare International Airport Revenue, Series A, 4.00%, 1/1/38, Continuously Callable
@100 ........................................................... 1,000 977
Chicago O'Hare International Airport Revenue AMT
Series A, 4.00%, 1/1/43, Continuously Callable @100 ......................... 5,000 4,448
Series A, 5.00%, 1/1/48, Continuously Callable @100 ......................... 9,375 9,187
Series A, 5.25%, 1/1/48, Continuously Callable @100 ......................... 12,500 12,613
Series C, 5.25%, 1/1/45, Continuously Callable @100 ......................... 1,600 1,643
Series E, 5.50%, 1/1/48, Continuously Callable @100 ......................... 3,000 3,107
Chicago Park District, GO
Series F-2, 4.00% , 1/1/34, Continuously Callable @100 ....................... 1,200 1,209
Series F-2, 4.00%, 1/1/36, Continuously Callable @100 ....................... 1,300 1,284
Series F-2, 5.00%, 1/1/37, Continuously Callable @100 ....................... 2,000 2,071
Series F-2, 4.00%, 1/1/38, Continuously Callable @100 ....................... 1,750 1,659
Series F-2, 5.00%, 1/1/39, Continuously Callable @100 ....................... 1,500 1,541
Series F-2, 5.00%, 1/1/40, Continuously Callable @100 ....................... 1,125 1,149
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 4.00%, 12/1/49,
Continuously Callable @100 ........................................... 5,005 4,252
Chicago Transit Authority Sales Tax Receipts Fund Revenue (INS - Build America Mutual
Assurance Co.), Series A, 4.00%, 12/1/50, Continuously Callable @100 ............ 6,385 5,392
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.50%, 3/1/43,
Continuously Callable @100 ........................................... 1,000 962
City of Chicago Lakeshore East Special Assessment
3.04%, 12/1/28(a) .................................................. 270 263
3.20%, 12/1/29(a) .................................................. 325 314
3.29%, 12/1/30(a) .................................................. 350 334
3.38%, 12/1/31(a) .................................................. 373 353
3.45%, 12/1/32(a) .................................................. 300 284
City of Chicago Wastewater Transmission Revenue, Series B, 5.00%, 1/1/35, Continuously
Callable @100 ..................................................... 8,000 8,038
City of Chicago Waterworks Revenue, Series A, 5.00%, 11/1/51, Continuously Callable @100 2,100 2,112
City of Chicago, GO
Series A, 5.00%, 1/1/45, Continuously Callable @100 ......................... 3,800 3,575
Series A, 5.50%, 1/1/49, Continuously Callable @100 ......................... 605 594
Series A, 6.00%, 1/1/50, Continuously Callable @100 ......................... 3,330 3,426
Series F, 6.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 1,027
City of Galesburg Revenue
Series A, 4.00%, 10/1/36, Continuously Callable @100 ........................ 1,125 1,007
Series A, 4.00%, 10/1/41, Continuously Callable @100 ........................ 1,475 1,205
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100 ................. 8,500 8,514
Cook County Community College District No. 508, GO
5.00%, 12/1/43, Continuously Callable @100 ............................... 1,650 1,682
5.50%, 12/1/51, Continuously Callable @100 ............................... 500 517
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100 .............................. 3,750 3,731
5.00%, 11/15/36, Continuously Callable @100 .............................. 5,000 5,087
Illinois Educational Facilities Authority Revenue
3.90%, 11/1/36, Continuously Callable @102 ............................... 2,220 2,158
4.00%, 11/1/36, Continuously Callable @102 ............................... 9,750 9,637
4.45%, 11/1/36, Continuously Callable @102 ............................... 4,500 4,505
Illinois Finance Authority Revenue
0.00%, 2/15/27(f) ................................................... 6,822 205
0.00%, 5/15/31, Continuously Callable @100(f) ............................. 565 24

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.00%, 10/1/35, Continuously Callable @100 ............................... $ 600 $ 629
0.00%, 5/15/36, Continuously Callable @100(f) ............................. 422 18
5.00%, 10/1/37, Continuously Callable @100 ............................... 700 728
2.45%, 10/1/39, (Put Date 10/1/29)(b) .................................... 14,000 13,425
5.00%, 10/1/39, Continuously Callable @100 ............................... 700 716
4.00%, 10/1/40, Continuously Callable @100 ............................... 1,000 895
5.75%, 10/1/45, Continuously Callable @100(a) ............................. 2,235 2,201
5.50%, 4/1/51, Continuously Callable @100 ............................... 3,000 3,117
Series 2026-A, 5.38%, 11/1/50, Continuously Callable @103 ................... 1,000 986
Series A, 4.00%, 5/15/27 ............................................. 640 643
Series A, 5.00%, 5/15/30, Continuously Callable @100 ........................ 1,000 1,001
Series A, 4.00%, 10/1/31, Continuously Callable @100 ........................ 1,000 1,000
Series A, 4.00%, 10/1/32, Continuously Callable @100 ........................ 1,000 1,000
Series A, 4.00%, 10/1/34, Continuously Callable @100 ........................ 1,000 1,000
Series A, 5.00%, 11/15/34, Continuously Callable @100 ....................... 3,700 3,709
Series A, 5.00%, 5/15/35, Continuously Callable @100 ........................ 1,100 1,101
Series A, 5.00%, 11/15/35, Continuously Callable @100 ....................... 3,000 3,003
Series A, 5.00%, 2/15/37, Continuously Callable @100 ........................ 1,000 1,010
Series A, 4.00%, 8/1/39, Continuously Callable @100 ......................... 1,850 1,619
Series A, 4.00%, 8/1/40, Continuously Callable @100 ......................... 3,780 3,253
Series A, 4.00%, 8/1/41, Continuously Callable @100 ......................... 1,935 1,636
Series A, 4.00%, 8/1/43, Continuously Callable @100 ......................... 2,105 1,749
Series A, 4.00%, 7/15/47, Continuously Callable @100 ........................ 6,500 5,737
Series B, 5.00%, 10/1/44, Continuously Callable @100(a) ...................... 750 722
Series C, 4.00%, 2/15/36, Continuously Callable @100 ........................ 3,640 3,513
Series R, 5.40%, 4/1/27, Continuously Callable @100 ......................... 390 390
Illinois Housing Development Authority Revenue
Series A, 4.88%, 4/1/50, Continuously Callable @100 ......................... 2,000 1,926
Series A, 4.90%, 4/1/51, Continuously Callable @100 ......................... 2,400 2,300
Series I, 4.63%, 4/1/50, Continuously Callable @100 ......................... 3,000 2,812
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 5,870 5,890
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 5,600 5,619
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100 ........................ 1,000 1,003
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 2,000 2,005
Series A, 5.00%, 11/1/33, Continuously Callable @100 ........................ 750 752
Metropolitan Pier & Exposition Authority Revenue
5.00%, 6/15/42, Continuously Callable @100 ............................... 2,000 2,006
4.00%, 12/15/42, Continuously Callable @100 .............................. 8,000 7,312
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100 ........................ 1,800 1,803
Series A, 4.00%, 12/1/32, Continuously Callable @100 ........................ 2,100 2,101
Series A, 4.00%, 12/1/33, Continuously Callable @100 ........................ 4,000 4,001
Series A, 4.00%, 12/1/35, Continuously Callable @100 ........................ 5,000 4,825
Northern Illinois University Certificates of Participation, 4.25%, 4/1/44, Continuously Callable
@100 ........................................................... 1,000 937
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 10/1/43, Continuously Callable @100 ............................... 1,300 1,196
Series B, 4.00%, 4/1/35, Continuously Callable @100 ......................... 1,200 1,207
Series B, 4.00%, 4/1/39, Continuously Callable @100 ......................... 1,375 1,327
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100 ......................... 23,160 23,314
Series A, 4.00%, 7/1/35, Continuously Callable @100 ......................... 11,650 11,689
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100 ......................... 5,060 4,852
Series A, 4.00%, 1/1/39, Continuously Callable @100 ......................... 1,750 1,644
State of Illinois, GO
Series B, 5.25%, 5/1/43, Continuously Callable @100 ......................... 2,500 2,577
Series C, 5.50%, 4/1/51, Continuously Callable @100 ......................... 2,285 2,380
The Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/30, Continuously Callable @100 1,025 1,051

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5.25%, 6/15/30, Continuously Callable @100 ............................... $ 3,000 $ 3,005
5.25%, 6/15/31, Continuously Callable @100 ............................... 5,000 5,101
5.25%, 6/15/32, Continuously Callable @100 ............................... 5,000 5,110
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/30, Continuously Callable @100 ......................... 1,500 1,536
Series A, 5.00%, 1/1/31, Continuously Callable @100 ......................... 2,400 2,461
Series A, 5.00%, 1/1/32, Continuously Callable @100 ......................... 2,350 2,408
Series A, 5.00%, 1/1/38, Continuously Callable @100 ......................... 1,500 1,526
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/26 2,110 2,120
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.), 4.00%, 3/1/36, Continuously Callable @100 .......................... 1,250 1,210
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.), 4.00%, 1/1/34, Continuously Callable @100 ........... 650 652
344,910
Indiana (3.4%):
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100 ............................... 1,165 1,190
5.00%, 7/15/34, Continuously Callable @100 ............................... 1,000 1,021
5.00%, 7/15/35, Continuously Callable @100 ............................... 1,250 1,274
5 .00%, 7/15/38, Continuously Callable @100 ............................... 3,000 3,037
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97(d) ................................... 740 668
7/15/30, Continuously Callable @96(d) ................................... 750 665
7/15/31, Continuously Callable @93(d) ................................... 1,490 1,272
7/15/32, Continuously Callable @91(d) ................................... 1,400 1,149
Indiana Finance Authority Revenue
1.40%, 8/1/29, Continuously Callable @100 ............................... 7,000 6,443
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,250 1,252
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,500 1,502
5.00%, 11/15/33, Continuously Callable @103 .............................. 2,000 2,045
4.00%, 4/1/35, Continuously Callable @100 ............................... 1,210 1,161
4 .00%, 4/1/36, Continuously Callable @100 ............................... 1,255 1,189
4.00%, 7/1/36, Continuously Callable @100 ............................... 3,660 3,491
4.00%, 4/1/37, Continuously Callable @100 ............................... 1,310 1,224
4.00%, 4/1/38, Continuously Callable @100 ............................... 2,045 1,882
4.00%, 7/1/38, Continuously Callable @100 ............................... 4,030 3,712
5.00%, 11/15/38, Continuously Callable @103 .............................. 3,000 3,001
4.00%, 4/1/39, Continuously Callable @100 ............................... 1,625 1,471
4 .00%, 7/1/39, Continuously Callable @100 ............................... 3,605 3,256
4.00%, 4/1/40, Continuously Callable @100 ............................... 2,215 1,975
4.00%, 4/1/41, Continuously Callable @100 ............................... 2,305 2,004
4.00%, 4/1/42, Continuously Callable @100 ............................... 2,400 2,073
4.25%, 3/1/49, Continuously Callable @100 ............................... 1,625 1,392
5.13%, 9/15/51, Continuously Callable @100 ............................... 1,100 1,043
Series A, 5.00%, 7/1/40, Continuously Callable @100 ......................... 2,240 2,253
Series A, 4.00%, 11/15/41, Continuously Callable @103 ....................... 8,400 7,547
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 11,240 11,187
Series A, 5.00%, 6/1/43, Continuously Callable @100 ......................... 855 858
Series A, 4.00%, 11/15/43, Continuously Callable @100 ....................... 1,505 1,268
Series A, 4.25%, 7/1/44, Continuously Callable @100 ......................... 1,965 1,766
Indiana Housing & Community Development Authority Revenue
Series A-1, 4.65%, 7/1/50, Continuously Callable @100 ....................... 2,500 2,367
Series B-1, 5.00%, 7/1/50, Continuously Callable @100 ....................... 1,500 1,502
Series D-1, 4.70%, 7/1/49, Continuously Callable @100 ....................... 1,500 1,434
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/35, Continuously Callable @100 6,500 6,504
Terre Haute Sanitary District Revenue, 4.38%, 1/1/49, Continuously Callable @100 ....... 5,000 4,579
91,657
Iowa (0.9%):
Iowa Finance Authority Revenue
Series A, 4.70%, 7/1/50, Continuously Callable @100 ......................... 3,000 2,862
Series E, 4.00%, 8/15/35, Continuously Callable @100 ........................ 5,425 5,369
Series E, 4.00%, 8/15/36, Continuously Callable @100 ........................ 15,105 14,672

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Iowa Higher Education Loan Authority Revenue, 4.75%, 10/1/42, Continuously Callable @100 $ 1,500 $ 1,448
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100 ....................... 270 260
Series A-2, 4.00%, 6/1/39, Continuously Callable @100 ....................... 300 285
Series A-2, 4.00%, 6/1/40, Continuously Callable @100 ....................... 200 187
25,083
Kansas (0.1%):
City of Manhattan Revenue, Series A, 4.00%, 6/1/36, Continuously Callable @103 ........ 1,640 1,544
Kentucky (1.8%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100 ............................... 470 465
4.00%, 2/1/37, Continuously Callable @100 ............................... 1,115 1,065
County of Boyle Revenue, Series A, 5.25%, 6/1/49, Continuously Callable @100 ......... 3,595 3,626
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100 ............... 15,000 14,360
Kenton County Airport Board Revenue AMT, Series A, 5.25%, 1/1/49, Continuously Callable
@100 ........................................................... 5,000 5,067
Kentucky Bond Development Corp. Revenue, Series A, 5.25%, 10/31/51, Continuously
Callable @100 ..................................................... 1,000 1,020
Kentucky Economic Development Finance Authority Revenue
Series A, 5.00%, 5/15/31, Continuously Callable @100 ........................ 3,205 3,175
Series B, 5.00%, 8/15/41, Continuously Callable @100 ........................ 480 483
Kentucky Public Energy Authority Revenue
Series A, 5.00%, 6/1/34, Continuously Callable @100 ......................... 3,500 3,594
Series A-2, 3.65% (SOFR+120bps), 8/1/52, (Put Date 8/1/30)(b)(c) ............... 7,500 7,476
Series B, 5.00%, 12/1/33, Continuously Callable @100 ........................ 1,815 1,827
Series C, 5.00%, 5/1/36, Continuously Callable @100 ......................... 5,000 5,182
Kentucky State Property & Building Commission Revenue
Series A, 4.00%, 11/1/36, Continuously Callable @100 ........................ 2,000 1,965
Series A, 4.00%, 11/1/38, Continuously Callable @100 ........................ 500 476
49,781
Louisiana (2.9%):
City of New Orleans, GO, Series A, 5.50%, 12/1/51, Continuously Callable @100 ........ 665 681
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100 ........................ 1,000 1,038
Series C, 5.00%, 12/1/31, Continuously Callable @100 ........................ 2,000 2,074
Louisiana Housing Corp. Revenue, Series A, 4.60%, 12/1/50, Continuously Callable @100 .. 1,000 925
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, 3.50%, 11/1/32, Continuously Callable @100 ....................... 10,000 9,593
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/33, Continuously Callable @100 ............................... 8,940 8,948
5.00%, 5/15/34, Continuously Callable @100 ............................... 2,975 3,006
5.00%, 7/1/34, Continuously Callable @100 ............................... 13,465 13,476
4.00%, 5/15/35, Continuously Callable @100 ............................... 3,465 3,439
5 .00%, 5/15/35, Continuously Callable @100 ............................... 2,000 2,016
4.00%, 5/15/36, Continuously Callable @100 ............................... 1,485 1,436
5.00%, 5/15/36, Continuously Callable @100 ............................... 1,560 1,570
5.00%, 10/1/43, Continuously Callable @100 ............................... 640 614
5.25%, 10/1/48, Continuously Callable @100 ............................... 1,195 1,154
Series A, 4.00%, 12/15/32, Continuously Callable @100 ....................... 2,430 2,431
Series A, 4.00%, 12/15/32, Pre-refunded 12/15/26 @ 100 ...................... 305 306
Series A, 4.00%, 12/15/33, Continuously Callable @100 ....................... 3,095 3,096
Series A, 5.25%, 5/15/50, Continuously Callable @100 ........................ 2,000 2,045
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
10/1/37, Continuously Callable @100 .................................... 2,000 2,045
New Orleans Aviation Board Revenue AMT, Series C-2, 5.25%, 1/1/49, Continuously Callable
@100 ........................................................... 3,000 3,041
Port New Orleans Board of Commissioners Revenue AMT, Series B, 5.50%, 4/1/51,
Continuously Callable @100 ........................................... 2,500 2,604
Richland Parish Hospital Service District No. 1A Revenue, 5.00%, 8/1/29, Continuously
Callable @100 ..................................................... 2,000 2,020
St. John the Baptist Parish School District No. 1, GO, 5.25%, 3/1/43, Continuously Callable
@100 ........................................................... 5,000 5,184

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tangipahoa Parish Hospital Service District No. 1 Revenue
4.00%, 2/1/38, Continuously Callable @100 ............................... $ 2,375 $ 2,274
4.00%, 2/1/39, Continuously Callable @100 ............................... 2,330 2,155
4.00%, 2/1/41, Continuously Callable @100 ............................... 1,500 1,343
4.00%, 2/1/42, Continuously Callable @100 ............................... 1,500 1,327
79,841
Maine (0.2%):
Maine State Housing Authority Revenue
Series A, 4.65%, 11/15/50, Continuously Callable @100 ....................... 2,500 2,347
Series C, 5.10%, 11/15/45, Continuously Callable @100 ....................... 2,000 2,031
4,378
Maryland (2.0%):
City of Gaithersburg Revenue
Series A, 5.00%, 1/1/33, Continuously Callable @102 ......................... 3,000 3,043
Series A, 5.00%, 1/1/36, Continuously Callable @102 ......................... 1,000 1,014
Howard County Housing Commission Revenue, Series A, 1.60%, 6/1/29, Continuously
Callable @100 ..................................................... 3,000 2,798
Maryland Economic Development Corp. Revenue
5.00%, 10/1/50, Continuously Callable @100 ............................... 4,000 4,005
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 1,250 1,286
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 1,000 1,025
Series A, 5.00%, 6/1/32, Continuously Callable @100 ......................... 1,000 1,027
Series A, 5.00%, 6/1/35, Continuously Callable @100 ......................... 2,000 2,045
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/31, Continuously Callable @100 ............................... 3,190 3,234
5.00%, 7/1/32, Continuously Callable @100 ............................... 6,505 6,590
5.00%, 7/1/34, Continuously Callable @100 ............................... 2,500 2,529
4.00%, 1/1/38, Continuously Callable @100 ............................... 865 797
4.00%, 7/1/38, Continuously Callable @100 ............................... 1,500 1,447
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,585 1,507
4.00%, 7/1/40, Continuously Callable @100 ............................... 1,645 1,544
5.25%, 7/1/50, Continuously Callable @100 ............................... 2,000 2,067
Series A, 5.50%, 1/1/29, Continuously Callable @100 ......................... 1,415 1,423
Series A, 5.50%, 1/1/30, Continuously Callable @100 ......................... 1,750 1,760
Series A, 5.50%, 1/1/31, Continuously Callable @100 ......................... 1,585 1,595
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 1,000 1,003
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 1,000 1,001
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 1,310 1,311
Series A, 5.50%, 1/1/36, Continuously Callable @100 ......................... 5,000 5,019
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... 1,000 1,004
State of Maryland Department of Transportation Revenue AMT, Series A, 5.25%, 8/1/49,
Continuously Callable @100 ........................................... 2,000 2,059
Town of Chestertown Revenue
Series A, 5.00%, 3/1/31 .............................................. 1,480 1,496
Series A, 5.00%, 3/1/32, Continuously Callable @100 ......................... 1,550 1,563
55,192
Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/32, Continuously Callable @100 ............................... 1,250 1,262
5.00%, 4/15/33, Continuously Callable @100 ............................... 1,930 1,931
5.00%, 7/1/33, Continuously Callable @100 ............................... 1,250 1,262
5.00%, 7/1/34, Continuously Callable @100 ............................... 1,000 1,009
5 .00%, 7/1/36, Continuously Callable @100 ............................... 895 906
5.00%, 7/1/37, Continuously Callable @100 ............................... 1,215 1,221
5.00%, 7/1/37, Continuously Callable @100 ............................... 800 824
5.00%, 10/1/37, Continuously Callable @102(a) ............................. 1,000 1,005
5.00%, 7/1/38, Continuously Callable @100 ............................... 600 618
5.00%, 7/1/38, Continuously Callable @100 ............................... 335 333
4.00%, 9/1/41, Continuously Callable @100 ............................... 1,010 918
6.00%, 9/1/45, Continuously Callable @100 ............................... 500 533
5.25%, 7/1/50, Continuously Callable @103 ............................... 1,000 1,004
6.00%, 7/1/50, Continuously Callable @100 ............................... 1,120 1,159
6.00%, 9/1/50, Continuously Callable @100 ............................... 500 522

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00%, 1/1/31, Continuously Callable @100 ......................... $ 450 $ 452
Series A, 5.00%, 1/1/32, Continuously Callable @100 ......................... 645 648
Series A, 5.00%, 1/1/33, Continuously Callable @100 ......................... 535 537
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 700 702
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 735 737
Series A, 5.00%, 1/1/36, Continuously Callable @100 ......................... 1,000 1,003
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... 2,000 2,011
Series A, 5.00%, 7/1/38, Continuously Callable @100 ......................... 1,000 1,005
Series A, 5.00%, 7/1/39, Continuously Callable @100 ......................... 2,250 2,254
Series A, 5.00%, 7/1/44, Continuously Callable @100(a) ....................... 1,000 990
Series A, 6.00%, 10/1/49, Continuously Callable @100 ........................ 1,275 1,326
Series A, 5.50%, 8/15/50, Continuously Callable @100 ........................ 1,000 1,032
Series B, 4.00%, 6/1/35, Continuously Callable @100 ......................... 2,300 2,153
Series B, 4.00%, 6/1/41, Continuously Callable @100 ......................... 2,750 2,339
Series E, 5.00%, 7/1/36, Continuously Callable @100 ......................... 2,105 2,065
Series F, 5.50%, 10/1/45, Continuously Callable @100 ........................ 1,000 1,008
Series I, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,002
Series I, 5.00%, 7/1/31, Continuously Callable @100 ......................... 1,675 1,676
Series J2, 5.00%, 7/1/43, Continuously Callable @100 ........................ 10,000 10,015
Massachusetts Housing Finance Agency Revenue, Series 242, 4.75%, 12/1/50, Continuously
Callable @100 ..................................................... 2,000 1,897
50,359
Michigan (1.4%):
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100 ............................... 2,525 2,450
4.00%, 7/1/33, Continuously Callable @100 ............................... 2,620 2,517
4.00%, 7/1/34, Continuously Callable @100 ............................... 2,730 2,595
4.00%, 7/1/35, Continuously Callable @100 ............................... 1,635 1,535
4.00%, 7/1/38, Continuously Callable @100 ............................... 1,855 1,672
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100 ............................... 1,000 1,032
5.00%, 11/1/35, Continuously Callable @100 ............................... 1,000 1,034
4.00%, 11/15/35, Continuously Callable @100 .............................. 6,000 5,844
5.00%, 11/1/36, Continuously Callable @100 ............................... 1,000 1,031
4.00%, 11/15/36, Continuously Callable @100 .............................. 1,000 975
5 .00%, 11/1/37, Continuously Callable @100 ............................... 1,250 1,286
4.00%, 12/1/41, Continuously Callable @100 ............................... 2,125 1,240
5.38%, 11/1/43, Continuously Callable @100 ............................... 3,530 3,608
Michigan State Housing Development Authority Revenue
Series A, 4.95%, 12/1/50, Continuously Callable @100 ........................ 2,000 1,965
Series A-1, 5.15%, 10/1/45, Continuously Callable @100 ...................... 2,000 2,047
Series C, 5.00%, 6/1/46, Continuously Callable @100 ......................... 1,500 1,524
Series D, 4.45%, 12/1/49, Continuously Callable @100 ........................ 3,500 3,329
NorthWestern Regional Airport Authority Revenue AMT, 5.25%, 1/1/51, Continuously Callable
@100 ........................................................... 1,000 1,022
Summit Academy North Revenue, 4.00%, 11/1/41, Continuously Callable @103 ......... 2,870 2,357
39,063
Minnesota (0.5%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100 ..... 5,000 5,097
Minneapolis-St. Paul Metropolitan Airports Commission Revenue AMT, Series B, 5.25%,
1/1/44, Continuously Callable @100 ..................................... 3,000 3,112
Minnesota Municipal Gas Agency Revenue, Series A, 5.00%, 9/1/35, Continuously Callable
@100 ........................................................... 5,000 5,136
13,345
Mississippi (1.1%):
Mississippi Business Finance Corp. Revenue
3.20%, 9/1/28, Continuously Callable @100 ............................... 6,000 5,991
Series K, 1.50%, 11/1/35, Callable 10/1/26 @ 100(e) ......................... 5,500 5,500
Mississippi Business Finance Corp. Revenue AMT, Series A, 4.38%, 2/1/48, (Put Date 8/2/27)
(a)(b) ........................................................... 2,750 2,757
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
9/1/30, Continuously Callable @100 ..................................... 3,995 4,035
Mississippi Home Corp. Revenue, Series A, 4.90%, 12/1/50, Continuously Callable @100 ... 3,000 2,945

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A, 4.00%, 1/1/36, Continuously Callable @100 ......................... $ 2,240 $ 2,178
Series A, 4.00%, 1/1/37, Continuously Callable @100 ......................... 2,260 2,172
Series A, 4.00%, 1/1/39, Continuously Callable @100 ......................... 1,850 1,719
Series A, 4.00%, 1/1/40, Continuously Callable @100 ......................... 2,675 2,444
29,741
Missouri (1.8%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100 ............................... 500 504
5.00%, 3/1/36, Continuously Callable @100 ............................... 750 754
4.00%, 3/1/41, Continuously Callable @100 ............................... 750 708
Health & Educational Facilities Authority of the State of Missouri Revenue
0.00%, 5/15/32, Continuously Callable @102(f) ............................. 469 20
0.00%, 5/15/36, Continuously Callable @102(f) ............................. 1,377 59
Series A, 5.00%, 2/1/29, Continuously Callable @102 ......................... 800 813
Series A, 5.00%, 2/1/34, Continuously Callable @102 ......................... 2,000 2,030
Kansas City IDA Revenue AMT, Series B, 5.00%, 3/1/46, Continuously Callable @100 .... 2,550 2,567
Lees Summit IDA Revenue, Series A, 5.38%, 8/15/50, Continuously Callable @103 ....... 600 587
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 1,000 1,001
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 4,215 4,220
Missouri Housing Development Commission Revenue
Series A, 4.63%, 11/1/50, Continuously Callable @100 ........................ 4,510 4,284
Series C, 4.95%, 11/1/50, Continuously Callable @100 ........................ 3,000 3,009
Series D, 5.05%, 11/1/45, Continuously Callable @100 ........................ 1,995 2,035
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series
A-R, 2.90%, 9/1/33, Continuously Callable @102 ........................... 25,000 22,724
St. Louis County IDA Revenue, Series A, 5.50%, 9/1/33, Continuously Callable @100 ..... 2,315 2,317
47,632
Montana (0.1%):
Montana Board of Housing Revenue, Series A, 4.85%, 12/1/50, Continuously Callable @100 1,395 1,335
Montana Facility Finance Authority Revenue, Series A, 5.50%, 11/15/46, Continuously
Callable @103 ..................................................... 1,150 1,071
2,406
Nebraska (0.7%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/37 ...................... 3,210 3,328
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
Series S, 4.00%, 1/1/35, Continuously Callable @102 ......................... 795 797
Series S, 4.00%, 1/1/36, Continuously Callable @102 ......................... 1,240 1,214
Series S, 4.00%, 1/1/38, Continuously Callable @102 ......................... 2,595 2,516
Series S, 4.00%, 1/1/39, Continuously Callable @102 ......................... 1,800 1,722
Nebraska Investment Finance Authority Revenue
Series A, 4.60%, 9/1/50, Continuously Callable @100 ......................... 1,000 938
Series C, 5.05%, 9/1/45, Continuously Callable @100 ......................... 2,000 2,029
Series G, 4.55%, 9/1/44, Continuously Callable @100 ........................ 1,000 965
Series G, 4.95%, 9/1/51, Continuously Callable @100 ........................ 3,000 2,945
Omaha Airport Authority Revenue AMT, 5.25%, 12/15/49, Continuously Callable @100 .... 1,750 1,782
18,236
Nevada (1.0%):
Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100 ............................... 620 626
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,000 1,009
5.00%, 9/1/33, Continuously Callable @100 ............................... 1,000 1,008
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,950 1,964
5.00%, 9/1/47, Continuously Callable @100 ............................... 2,775 2,683
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100 ............................... 1,870 1,854
4.00%, 6/1/37, Continuously Callable @100 ............................... 7,345 7,055
4.00%, 6/1/38, Continuously Callable @100 ............................... 6,135 5,818
Reno-Tahoe Airport Authority Revenue AMT
Series A, 5.25%, 7/1/49, Continuously Callable @100 ......................... 2,700 2,740
Series A, 5.50% , 7/1/51, Continuously Callable @100 ......................... 3,000 3,118
27,875

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New Hampshire (0.7%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/41, Continuously Callable @103 ............................... $ 5,100 $ 4,475
5.75%, 8/1/45, Continuously Callable @100 ............................... 2,000 1,971
Series 1-A, 5.10%, 12/20/42 ........................................... 1,498 1,514
Series A, 5.00%, 11/1/49, Continuously Callable @100 ........................ 3,000 2,877
Series A, 5.50%, 6/1/50, Continuously Callable @100 ......................... 1,500 1,544
Series A-1, 5.00%, 12/15/50, Continuously Callable @100 ..................... 2,000 1,918
New Hampshire Health and Education Facilities Authority Act Revenue
5.50%, 8/1/50, Continuously Callable @100 ............................... 1,000 1,043
Series A, 5.00%, 8/1/37, Continuously Callable @100 ......................... 1,500 1,528
New Hampshire Housing Finance Authority Revenue, Series C, 4.63%, 7/1/48, Continuously
Callable @100 ..................................................... 2,000 1,879
18,749
New Jersey (1.2%):
Casino Reinvestment Development Authority, Inc. Revenue, Series A, 4.00%, 11/1/44,
Continuously Callable @100 ........................................... 1,000 950
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100 ......................... 630 636
Series A, 5.00%, 3/1/37, Continuously Callable @100 ......................... 750 756
Essex County Improvement Authority Revenue, 4.00%, 6/15/38, Continuously Callable @100 550 513
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 2,000 2,002
New Jersey Economic Development Authority Revenue
4.00%, 11/1/39, Continuously Callable @100 ............................... 2,000 1,890
Series A, 3.13%, 7/1/29, Continuously Callable @100 ......................... 665 653
New Jersey Educational Facilities Authority Revenue
Series F, 4.00%, 7/1/33, Continuously Callable @100 ......................... 150 150
Series F, 4.00%, 7/1/34, Continuously Callable @100 ......................... 260 260
Series F, 4.00%, 7/1/35, Continuously Callable @100 ......................... 975 975
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.), Series A, 4.00%, 7/1/36 ......................................... 1,800 1,800
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100 ......................... 2,000 2,003
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 1,500 1,502
New Jersey Housing & Mortgage Finance Agency Revenue, Series M, 5.05%, 10/1/45,
Continuously Callable @100 ........................................... 1,110 1,120
New Jersey Transportation Trust Fund Authority Revenue
Series AA, 4.25%, 6/15/44, Continuously Callable @100 ...................... 1,000 960
Series CC, 4.13%, 6/15/50, Continuously Callable @100 ...................... 3,000 2,766
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100 ............................... 500 501
4.00%, 12/1/30, Continuously Callable @100 ............................... 750 751
4.00%, 12/1/31, Continuously Callable @100 ............................... 500 501
South Jersey Transportation Authority Revenue
4.50%, 11/1/42, Continuously Callable @100 ............................... 1,000 1,002
Series A, 4.00%, 11/1/40, Continuously Callable @100 ........................ 4,300 4,046
The Passaic County Improvement Authority Revenue, 5.25%, 7/1/43, Continuously Callable
@100 ........................................................... 665 653
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable
@100 ........................................................... 5,000 5,089
31,479
New Mexico (0.6%):
City of Farmington Revenue, Series B, 2.15%, 4/1/33, Continuously Callable @101 ....... 10,000 8,410
City of Santa Fe Revenue
Series A, 5.00%, 5/15/34, Continuously Callable @103 ........................ 525 532
Series A, 5.00%, 5/15/39, Continuously Callable @103 ........................ 480 480
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/39,
Continuously Callable @102 ........................................... 1,075 1,049
New Mexico Mortgage Finance Authority Revenue, Series A, 4.70%, 9/1/50, Continuously
Callable @100 ..................................................... 4,910 4,559

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100 ............................... $ 300 $ 297
4.00%, 9/1/40, Continuously Callable @100 ............................... 1,200 1,102
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%,
5/1/33, Continuously Callable @103(a) ................................... 600 594
17,023
New York (5.3%):
Allegany County Capital Resource Corp. Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,390 1,387
Series A, 5.00%, 12/1/37, Continuously Callable @100 ........................ 1,500 1,389
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 1,925 1,672
Buffalo & Erie County Industrial Land Development Corp. Revenue, 6.25%, 5/1/45,
Continuously Callable @100 ........................................... 2,000 2,083
Build NYC Resource Corp. Revenue
4.50%, 6/15/43, Continuously Callable @100 ............................... 700 620
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 500 490
Series A, 6.75%, 4/15/43, Continuously Callable @100(a) ...................... 1,810 1,814
Series A, 5.25%, 6/1/46, Continuously Callable @100(a) ....................... 1,000 971
Series A, 5.38%, 12/1/46, Continuously Callable @100 ........................ 500 524
Series A, 5.50%, 6/15/50, Continuously Callable @100 ........................ 1,250 1,193
Series A, 5.25%, 10/15/50, Continuously Callable @100(a) ..................... 3,000 2,814
Series A, 5.25%, 6/15/51, Continuously Callable @100 ........................ 1,150 1,120
Series B-1, 5.65%, 12/15/32, Continuously Callable @100(a) ................... 6,000 5,937
Build NYC Resource Corp. Revenue AMT, 5.50%, 7/1/50, Continuously Callable @100 .... 500 518
City of Cortland, GO
Series A, 6.00%, 5/14/27, Continuously Callable @100 ........................ 1,290 1,290
Series B, 5.00%, 5/14/27 ............................................. 6,829 6,851
City of New York, GO, Series B-3, 1.45%, 10/1/46, Continuously Callable @100(e) ....... 6,000 6,000
Empire State Development Corp. Revenue
Series A, 4.00%, 3/15/39, Continuously Callable @100 ........................ 5,000 4,861
Series E-2, 4.00%, 3/15/39, Continuously Callable @100 ...................... 5,785 5,560
Metropolitan Transportation Authority Revenue
Series A, 4.63%, 11/15/50, Continuously Callable @100 ....................... 665 624
Series C-1, 4.00%, 11/15/35, Continuously Callable @100 ..................... 9,040 8,937
Series C-1, 5.00%, 11/15/36, Continuously Callable @100 ..................... 3,705 3,717
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series A-1, 4.00%, 11/15/41, Continuously Callable @100 ..................... 9,820 9,015
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100 ............................... 1,200 1,121
4.00%, 12/1/39, Continuously Callable @100 ............................... 1,200 1,103
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 850
New York City Housing Development Corp. Revenue, Series A-1, 4.75%, 11/1/50,
Continuously Callable @100 ........................................... 1,500 1,430
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38,
Continuously Callable @100 ........................................... 1,250 1,203
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100 ............................... 3,350 3,163
Series 1, 5.00%, 11/15/44, Continuously Callable @100(a) ..................... 3,000 3,000
Series A, 2.10%, 11/15/32, Continuously Callable @100 ....................... 6,730 5,904
Series A, 2.20%, 11/15/33, Continuously Callable @100 ....................... 9,000 7,819
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100(a) ............................. 600 578
6.00%, 7/1/40, Continuously Callable @100(a) ............................. 4,120 3,965
Series A, 4.00%, 9/1/36, Continuously Callable @100 ......................... 500 478
Series A, 4.00%, 9/1/37, Continuously Callable @100 ......................... 350 336
Series A, 4.00%, 9/1/38, Continuously Callable @100 ......................... 1,250 1,185
Series A, 4.00%, 9/1/40, Continuously Callable @100 ......................... 750 690
Series A, 4.00%, 3/15/41, Continuously Callable @100 ........................ 21,090 19,721
Series A, 4.00%, 3/15/41, Pre-refunded 3/15/31 @ 100 ........................ 515 540
Series A, 4.25%, 7/1/50, Continuously Callable @100 ......................... 1,250 1,084
Series A, 5.00%, 7/15/50, Continuously Callable @100 ........................ 2,000 1,901
Series A, 5.13%, 11/15/50, Continuously Callable @103 ....................... 1,000 970

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A-1, 4.00%, 7/1/40, Continuously Callable @100 ....................... $ 4,535 $ 4,431
Series A-1, 5.50%, 7/1/50, Continuously Callable @100 ....................... 250 263
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100 ........................ 1,000 1,002
Series A, 5.00%, 10/1/28, Continuously Callable @100 ........................ 1,000 1,002
Series A, 5.00%, 10/1/29, Continuously Callable @100 ........................ 1,300 1,302
New York Transportation Development Corp. Revenue AMT, 6.00%, 6/30/44, Continuously
Callable @100 ..................................................... 500 543
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.),
4.25%, 6/30/42, Continuously Callable @100 ............................... 4,565 4,258
Onondaga Civic Development Corp. Revenue, 5.13%, 8/1/44, Continuously Callable @100 .. 500 471
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously
Callable @100 ..................................................... 790 791
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 266, 4.65%,
10/1/50, Continuously Callable @100 .................................... 2,500 2,411
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/50, Continuously Callable
@100 ........................................................... 500 502
Westchester County Local Development Corp. Revenue, 5.00%, 7/1/38, Continuously Callable
@100 ........................................................... 750 781
144,185
North Carolina (0.7%):
Nash Health Care Systems Revenue, 5.75%, 2/1/50, Continuously Callable @100 ......... 500 529
North Carolina Medical Care Commission Revenue
5.00%, 10/1/40, Continuously Callable @103 ............................... 1,050 1,014
4.50%, 12/1/44, Continuously Callable @100 ............................... 8,000 7,412
5.00%, 10/1/45, Continuously Callable @103 ............................... 1,000 953
Series A, 4.00%, 9/1/40, Continuously Callable @100 ......................... 3,050 2,684
Series A, 4.00%, 10/1/40, Continuously Callable @103 ........................ 600 553
Series A, 5.00%, 10/1/45, Continuously Callable @103 ........................ 1,800 1,789
Series A, 5.25%, 11/1/50, Continuously Callable @103 ........................ 3,000 2,917
Series A, 5.50%, 7/1/51, Continuously Callable @103 ......................... 500 498
18,349
North Dakota (0.6%):
City of Grand Forks Revenue
4.00%, 12/1/36, Continuously Callable @100 ............................... 2,475 2,335
4.00%, 12/1/38, Continuously Callable @100 ............................... 1,100 1,008
4.00%, 12/1/40, Continuously Callable @100 ............................... 1,700 1,513
4.00%, 12/1/41, Continuously Callable @100 ............................... 1,750 1,535
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 350 359
Series A, 5.00%, 12/1/43, Continuously Callable @100 ........................ 695 712
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 4,500 4,232
North Dakota Housing Finance Agency Revenue
Series A, 5.00%, 7/1/50, Continuously Callable @100 ......................... 1,500 1,494
Series D, 4.65%, 7/1/49, Continuously Callable @100 ........................ 3,000 2,847
16,035
Ohio (3.8%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Pre-refunded 11/15/30 @ 100 ............................. 1,000 1,047
4.00%, 11/15/37, Pre-refunded 11/15/30 @ 100 ............................. 800 837
4.00%, 11/15/38, Pre-refunded 11/15/30 @ 100 ............................. 500 523
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100 .............. 2,250 2,255
Cleveland-Cuyahoga County Port Authority Revenue, Series A, 5.88%, 1/1/49, Continuously
Callable @102(a) ................................................... 640 612
Columbus Regional Airport Authority Revenue AMT, Series A, 5.50%, 1/1/50, Continuously
Callable @100 ..................................................... 6,000 6,197
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100 ............................... 7,500 6,938
Series A, 4.00%, 8/1/36, Continuously Callable @100 ......................... 5,000 4,848
Series A, 4.00%, 8/1/37, Continuously Callable @100 ......................... 10,800 10,461
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100 ............................... 7,430 7,405
5.00%, 2/15/37, Continuously Callable @100 ............................... 4,000 4,010
County of Fayette Revenue, 5.25%, 12/1/49, Continuously Callable @100 .............. 2,000 2,055

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100 ............................... $ 1,350 $ 1,351
5.00%, 1/1/36, Continuously Callable @100 ............................... 1,400 1,401
5.00%, 9/15/39, Continuously Callable @100 ............................... 1,375 1,379
5.00%, 9/15/40, Continuously Callable @100 ............................... 1,100 1,102
5.50%, 1/1/50, Continuously Callable @103 ............................... 1,000 1,007
Series A, 5.50%, 1/1/43, Continuously Callable @103 ......................... 750 765
Series A, 5.50%, 8/1/51, Continuously Callable @100 ......................... 1,500 1,486
County of Hardin Revenue, 5.25%, 5/1/40, Continuously Callable @103 ............... 2,000 1,888
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100 .............................. 7,000 6,038
5.00%, 11/15/37, Continuously Callable @100 .............................. 2,200 2,236
5.25%, 9/1/49, Continuously Callable @100 ............................... 1,000 1,000
County of Ross Revenue, 5.00%, 12/1/44, Continuously Callable @100 ................ 2,405 2,314
County of Warren Revenue, 5.00%, 7/1/49, Continuously Callable @100 ............... 2,360 2,313
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/45, Continuously Callable @100 ............................... 790 759
5.25%, 5/1/49, Continuously Callable @100 ............................... 3,000 2,962
Series 2025, 5.50%, 10/1/50, Continuously Callable @100 ..................... 1,735 1,655
Ohio Housing Finance Agency Revenue
4.95%, 9/1/51, Continuously Callable @100 ............................... 2,250 2,203
Series A, 4.65%, 9/1/50, Continuously Callable @100 ......................... 4,955 4,705
Series C, 4.65%, 9/1/49, Continuously Callable @100 ......................... 970 934
Port of Greater Cincinnati Development Authority Revenue, Series A, 5.00%, 12/1/50,
Continuously Callable @100 ........................................... 1,000 998
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100 ............................... 750 750
5.00%, 12/1/35, Continuously Callable @100 ............................... 750 745
State of Ohio Revenue
4.00%, 11/15/36, Continuously Callable @100 .............................. 1,260 1,198
4.00%, 11/15/38, Continuously Callable @100 .............................. 1,270 1,173
4.00%, 11/15/40, Continuously Callable @100 .............................. 655 584
Series A, 4.00%, 1/15/38, Continuously Callable @100 ........................ 1,000 955
Series A, 4.00%, 1/15/40, Continuously Callable @100 ........................ 1,800 1,659
Summit County Development Finance Authority Revenue
5.50%, 12/1/43, Continuously Callable @100 ............................... 1,500 1,546
Series A, 5.00%, 7/1/45, Continuously Callable @100 ......................... 1,500 1,506
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100 ............................... 1,500 1,526
4.00%, 12/1/32, Continuously Callable @100 ............................... 1,500 1,504
4.00%, 12/1/33, Continuously Callable @100 ............................... 1,600 1,602
4.00%, 12/1/34, Continuously Callable @100 ............................... 1,795 1,792
102,224
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously
Callable @100 ..................................................... 4,100 4,177
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously
Callable @100 ..................................................... 2,000 1,815
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102 .............................. 940 951
5.00%, 11/15/30, Continuously Callable @102 .............................. 1,780 1,802
8,745
Oregon (0.3%):
Albany Hospital Facility Authority Revenue, Series A, 5.25%, 5/15/45, Continuously Callable
@103 ........................................................... 1,000 1,013
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/32, Continuously Callable @102 ....................... 1,000 1,011
Series A, 5.00%, 11/15/37, Continuously Callable @102 ....................... 500 504
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 275 281
Series A, 5.00%, 10/1/40, Continuously Callable @100 ........................ 1,750 1,757
Port of Portland Airport Revenue AMT, Series 30A, 5.25%, 7/1/49, Continuously Callable
@100 ........................................................... 1,500 1,534

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/40, Continuously Callable @103 ... $ 800 $ 725
6,825
Pennsylvania (9.3%):
Adams County General Authority Revenue, 5.00%, 8/15/50, Continuously Callable @100 ... 1,000 980
Allegheny County Airport Authority Revenue AMT
Series A, 5.50%, 1/1/50, Continuously Callable @100 ......................... 2,000 2,062
Series A, 5.00%, 1/1/51, Continuously Callable @100 ......................... 12,930 12,829
Allegheny County Hospital Development Authority Revenue
Series A, 5.00%, 4/1/35, Continuously Callable @100 ......................... 7,315 7,460
Series A, 4.00%, 7/15/38, Continuously Callable @100 ........................ 1,500 1,423
Series A, 4.00%, 7/15/39, Continuously Callable @100 ........................ 3,495 3,260
Series A, 5.00%, 4/1/47, Continuously Callable @100 ......................... 8,190 8,023
Allegheny County Sanitary Authority Revenue, 4.00%, 12/1/49, Continuously Callable @100 1,000 892
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100 ............................... 1,500 1,501
4.00%, 12/1/34, Continuously Callable @100 ............................... 1,475 1,476
Allentown Commercial and IDA Revenue
5.75%, 6/15/43, Continuously Callable @100 ............................... 600 604
5.00%, 7/1/45, Continuously Callable @100(a) ............................. 2,500 2,331
Allentown Neighborhood Improvement Zone Development Authority Revenue, 6.00%, 5/1/42,
Continuously Callable @100(a) ......................................... 750 819
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @101 ............................... 325 329
5.00%, 10/1/31, Continuously Callable @101 ............................... 450 455
5.00%, 10/1/37, Continuously Callable @101 ............................... 2,260 2,284
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100 .... 1,885 1,885
Chester County IDA Revenue
5.63%, 10/15/42, Continuously Callable @100(a) ............................ 8,875 8,333
4.25%, 10/1/44, Continuously Callable @100(a) ............................. 1,075 908
4.50%, 10/1/49, Continuously Callable @100(a) ............................. 800 670
Series A, 5.13%, 10/15/37, Continuously Callable @100 ....................... 2,750 2,573
Chester County IDA Revenue (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
8/1/48, Continuously Callable @100 ..................................... 10,000 8,615
Clairton Municipal Authority Revenue, Series B, 4.38%, 12/1/42, Continuously Callable @100 2,250 2,088
Commonwealth Financing Authority Revenue, Series A, 5.00%, 6/1/34, Continuously Callable
@100 ........................................................... 5,000 5,029
Commonwealth of Pennsylvania Certificates of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 1,350 1,382
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 750 767
Series A, 5.00%, 7/1/37, Continuously Callable @100 ......................... 800 817
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100 ............................... 2,000 1,909
4.00%, 7/1/38, Continuously Callable @100 ............................... 2,000 1,902
4.00%, 7/1/39, Continuously Callable @100 ............................... 2,000 1,871
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100 ............................... 1,250 1,218
4.00%, 11/1/37, Continuously Callable @100 ............................... 2,130 2,044
Delaware County Authority Revenue
5.00%, 10/1/30 .................................................... 1,200 1,227
5.00%, 10/1/35, Continuously Callable @100 ............................... 2,220 2,258
5.00%, 10/1/39, Continuously Callable @100 ............................... 2,250 2,122
General Authority of Southcentral Pennsylvania Revenue, 5.25%, 5/1/50, Continuously
Callable @100 ..................................................... 2,000 1,985
Lancaster Higher Education Authority Revenue, Series A, 5.00%, 10/1/42, Continuously
Callable @100 ..................................................... 3,360 3,189
Lancaster Municipal Authority Revenue, Series A, 5.00%, 5/1/44, Continuously Callable @103 1,200 1,171
Latrobe IDA Revenue
4.00%, 3/1/40, Continuously Callable @100 ............................... 250 211
4.00%, 3/1/41, Continuously Callable @100 ............................... 250 206
4.00%, 3/1/46, Continuously Callable @100 ............................... 750 589
5.38%, 3/1/51, Continuously Callable @100 ............................... 1,170 1,113
Lehigh County General Purpose Authority Revenue
5.00%, 2/1/43, Continuously Callable @100 ............................... 1,520 1,472

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.00%, 2/1/44, Continuously Callable @100 ............................... $ 2,000 $ 1,928
Lycoming County Authority Revenue
5.13%, 11/1/46, Continuously Callable @100 ............................... 2,500 2,363
5.38%, 11/1/51, Continuously Callable @100 ............................... 3,380 3,227
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100 ............................... 1,750 1,793
5 .00%, 9/1/35, Continuously Callable @100 ............................... 1,850 1,892
4.00%, 9/1/36, Continuously Callable @100 ............................... 1,100 1,058
4.00%, 9/1/37, Continuously Callable @100 ............................... 1,000 946
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,750 1,773
4.00%, 9/1/38, Continuously Callable @100 ............................... 900 836
4.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 910
Montgomery County IDA Revenue
5.00%, 11/1/44, Continuously Callable @100 ............................... 1,440 1,368
5.25%, 11/1/49, Continuously Callable @100 ............................... 1,340 1,267
Northampton County General Purpose Authority Revenue, 4.00%, 8/15/48, Continuously
Callable @100 ..................................................... 2,335 1,949
Northeastern Pennsylvania Hospital and Education Authority Revenue, Series A, 5.00%,
3/1/37, Continuously Callable @100 ..................................... 1,525 1,526
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103 ............................... 1,750 1,729
4.00%, 7/1/41, Continuously Callable @103 ............................... 1,050 940
5.25%, 10/1/50, Continuously Callable @100 ............................... 2,250 2,146
Series A-2, 4.00%, 5/15/43, Continuously Callable @100 ...................... 1,125 998
Series B-2, 5.00%, 7/1/42, Continuously Callable @103 ....................... 3,000 3,018
Pennsylvania Higher Educational Facilities Authority Revenue, Series B-1, 4.25%, 11/1/48,
Continuously Callable @100 ........................................... 10,000 8,853
Pennsylvania Housing Finance Agency Revenue
Series 145A, 4.60%, 10/1/44, Continuously Callable @100 ..................... 3,000 2,905
Series 146A, 4.50%, 10/1/44, Continuously Callable @100 ..................... 3,000 2,896
Series 147A, 4.70%, 10/1/49, Continuously Callable @100 ..................... 2,000 1,922
Series 148A, 4.75%, 10/1/50, Continuously Callable @100 ..................... 5,000 4,808
Series 149A, 5.10%, 10/1/45, Continuously Callable @100 ..................... 2,000 2,035
Pennsylvania Turnpike Commission Revenue, 5.00%, 12/1/41, Continuously Callable @100 . 2,000 2,089
Philadelphia Housing Authority Revenue, Series A, 5.25%, 3/1/45, Continuously Callable
@100 ........................................................... 2,000 2,060
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100 ............................... 750 769
5.00%, 5/1/38, Continuously Callable @100 ............................... 2,500 2,555
5.00%, 6/15/40, Continuously Callable @100(a) ............................. 900 891
5.50%, 6/15/43, Continuously Callable @100(a) ............................. 1,750 1,694
Series A, 5.75%, 6/1/50, Continuously Callable @100 ......................... 1,000 1,004
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series B, 4.00%, 9/1/35, Continuously Callable @100 ......................... 300 302
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100 ............................... 2,000 2,015
5.00%, 3/1/37, Continuously Callable @100 ............................... 1,500 1,511
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,000 1,023
Series E, 5.00%, 12/1/33, Continuously Callable @100 ........................ 1,600 1,635
Series E, 5.00%, 12/1/35, Continuously Callable @100 ........................ 750 765
State Public School Building Authority Revenue, Series A, 5.00%, 6/1/29, Continuously
Callable @100 ..................................................... 10,000 10,057
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 6,100 6,130
Series A, 4.00%, 12/1/31, Continuously Callable @100 ........................ 13,085 13,122
The Berks County Municipal Authority Revenue
Series A1, 8.00%, 6/30/34, Continuously Callable @104 ....................... 1,000 1,027
Series A-2A, 6.00%, 6/30/34, Continuously Callable @104 ..................... 501 527
Series A3, 5.00%, 6/30/39, Continuously Callable @100 ....................... 6,720 6,284
Series B1, 0.00%, 6/30/44, Continuously Callable @91(g) ...................... 3,358 2,563
The School District of Philadelphia, GO
Series A, 5.00%, 9/1/35, Continuously Callable @100 ......................... 1,000 1,030

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... $ 1,000 $ 1,026
Series A, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,024
Series A, 4.00%, 9/1/38, Continuously Callable @100 ......................... 1,700 1,638
Series A, 4.00%, 9/1/39, Continuously Callable @100 ......................... 1,600 1,511
Series A, 5.50%, 9/1/51, Continuously Callable @100 ......................... 1,750 1,839
Series F, 5.00%, 9/1/31 ............................................... 9,895 9,895
Series F, 5.00%, 9/1/32 ............................................... 5,000 5,000
Series F, 5.00%, 9/1/33 ............................................... 3,600 3,600
Series F, 5.00%, 9/1/34 ............................................... 4,250 4,250
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100 . 1,400 1,308
Wilkes-Barre Finance Authority Revenue, 4.00%, 3/1/42, Continuously Callable @100 ..... 2,600 2,151
251,663
Rhode Island (0.6%):
Rhode Island Health and Educational Building Corp. Revenue
5.00%, 5/15/40, Continuously Callable @100 ............................... 575 592
5.00%, 5/15/41, Continuously Callable @100 ............................... 625 641
5.00%, 5/15/42, Continuously Callable @100 ............................... 750 767
5.00%, 5/15/43, Continuously Callable @100 ............................... 675 689
5.00%, 5/15/44, Continuously Callable @100 ............................... 750 763
Rhode Island Housing & Mortgage Finance Corp. Revenue
4.60%, 10/1/44, Continuously Callable @100 ............................... 3,000 2,924
Series 85-A, 4.65%, 10/1/50, Continuously Callable @100 ..................... 3,000 2,820
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100 ......................... 2,000 2,003
Series A, 5.00%, 6/1/29, Continuously Callable @100 ......................... 2,000 2,003
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 2,500 2,504
15,706
South Carolina (1.0%):
Charleston County Airport District Revenue AMT, Series A, 5.25%, 7/1/49, Continuously
Callable @100 ..................................................... 3,250 3,305
Charleston Housing Authority Revenue, 4.50%, 9/1/35, Continuously Callable @100 ...... 2,000 2,000
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100 ............................... 1,000 1,004
4.00%, 11/1/32, Continuously Callable @100 ............................... 1,000 1,003
Patriots Energy Group Financing Agency Revenue, Series A1, 5.25%, 10/1/54, (Put Date
8/1/31)(b) ........................................................ 3,000 3,164
South Carolina Jobs-Economic Development Authority Revenue
5.50%, 11/15/44, Continuously Callable @100 .............................. 500 505
5.25%, 4/1/51, Continuously Callable @103 ............................... 500 484
Series A, 5.50%, 6/15/33, Continuously Callable @100 ........................ 2,500 2,420
Series C, 5.63%, 9/1/50, Continuously Callable @100 ......................... 1,100 1,124
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 ........................ 6,640 6,646
Series B, 4.13%, 12/1/44, Continuously Callable @100 ........................ 1,880 1,729
South Carolina State Housing Finance & Development Authority Revenue
Series A, 4.65%, 7/1/50, Continuously Callable @100 ......................... 2,415 2,265
Series B, 5.00%, 7/1/50, Continuously Callable @100 ......................... 990 1,003
26,652
South Dakota (0.7%):
City of Rapid City Sales Tax Revenue AMT, 5.25%, 12/1/51, Continuously Callable @100 .. 11,000 11,237
South Dakota Housing Development Authority Revenue
Series A, 4.70%, 5/1/50, Continuously Callable @100 ......................... 4,250 4,065
Series C, 5.00%, 11/1/45, Continuously Callable @100 ........................ 2,000 2,015
Series C, 4.70%, 11/1/49, Continuously Callable @100 ........................ 1,000 959
18,276
Tennessee (1.1%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously
Callable @100 ..................................................... 3,500 3,551
Knox County Health Educational & Housing Facility Board Revenue
Series A-1, 5.00%, 7/1/39, Continuously Callable @100 ....................... 450 466
Series A-1, 5.00%, 7/1/40, Continuously Callable @100 ....................... 420 434
Series A-1, 5.00%, 7/1/41, Continuously Callable @100 ....................... 825 848
Series A-1, 5.00%, 7/1/42, Continuously Callable @100 ....................... 1,100 1,127

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A-1, 5.00%, 7/1/43, Continuously Callable @100 ....................... $ 550 $ 562
Series A-1, 5.00%, 7/1/44, Continuously Callable @100 ....................... 625 636
New Memphis Arena Public Building Authority Revenue
4/1/32, Continuously Callable @98(d) .................................... 875 687
4/1/33, Continuously Callable @96(d) .................................... 625 484
4/1/34, Continuously Callable @94(d) .................................... 875 645
4/1/35, Continuously Callable @92(d) .................................... 875 587
Shelby County Health & Educational Facilities Board Revenue, Series A1, 5.00%, 6/1/44,
Continuously Callable @100(a) ......................................... 1,000 985
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53 , (Put Date 12/1/30)(b) .............. 12,500 13,152
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 12/1/35, Continuously Callable
@100 ........................................................... 1,600 1,660
Tennessee Housing Development Agency Revenue, Series 1A, 5.00%, 7/1/50, Continuously
Callable @100 ..................................................... 500 500
The Metropolitan Nashville Airport Authority Revenue AMT, Series B, 5.25%, 7/1/51,
Continuously Callable @100 ........................................... 3,500 3,556
29,880
Texas (9.5%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 2/15/44, Continuously Callable @100 ............................... 10,000 9,328
4.13%, 8/15/49, Continuously Callable @100 ............................... 4,600 4,114
4.50%, 8/15/50, Continuously Callable @100 ............................... 1,250 1,175
Austin Convention Enterprises, Inc. Revenue, Series A, 5.00%, 1/1/34, Continuously Callable
@100 ........................................................... 1,105 1,107
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%,
2/15/49, Continuously Callable @100 .................................... 5,000 4,489
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/27, Continuously Callable @100 ............................... 2,990 2,992
5.00%, 12/1/28, Continuously Callable @100 ............................... 1,640 1,641
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,600 1,601
5.00%, 12/1/30, Continuously Callable @100 ............................... 1,700 1,701
5.25%, 12/1/35, Continuously Callable @100 ............................... 5,150 5,152
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100 ........................ 1,500 1,538
Series C, 5.00%, 2/15/35, Continuously Callable @100 ........................ 1,500 1,530
Series C, 5 .00%, 2/15/36, Continuously Callable @100 ........................ 3,100 3,178
Series C, 5.00%, 2/15/37, Continuously Callable @100 ........................ 3,305 3,387
Series C, 5.00%, 2/15/38, Continuously Callable @100 ........................ 4,380 4,489
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100 ............................... 1,800 1,801
4.00%, 7/15/33, Continuously Callable @100 ............................... 1,100 1,101
4.00%, 7/15/34, Continuously Callable @100 ............................... 1,050 1,051
4 .00%, 7/15/35, Continuously Callable @100 ............................... 1,000 962
City of Galveston Wharves & Terminal Revenue AMT, Series A, 5.50%, 8/1/41, Continuously
Callable @100 ..................................................... 500 524
City of Houston Airport System Revenue AMT
Series A, 5.50%, 7/1/45, Continuously Callable @100 ......................... 500 529
Series B, 5.50%, 7/15/39, Continuously Callable @100 ........................ 3,000 3,144
City of Houston Hotel Occupancy Tax & Special Revenue, Series D, 5.25%, 9/1/51,
Continuously Callable @100 ........................................... 625 635
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100 ............................... 740 740
4.00%, 3/1/33, Continuously Callable @100 ............................... 1,000 1,000
4.00%, 3/1/34, Continuously Callable @100 ............................... 1,000 1,000
4.00%, 3/1/36, Continuously Callable @100 ............................... 1,500 1,474
City of San Antonio Airport System Revenue AMT, 5.50%, 7/1/51, Continuously Callable
@100 ........................................................... 7,500 7,765
City of Temple Tax Allocation, 5.00%, 8/1/51, Continuously Callable @100 ............. 1,700 1,689
Clifton Higher Education Finance Corp. Revenue
4.63%, 4/1/50, Continuously Callable @100 ............................... 1,800 1,721
Series A, 4.00%, 8/15/38, Continuously Callable @100 ........................ 1,085 1,015
Series A, 4.00%, 8/15/39, Continuously Callable @100 ........................ 1,130 1,040
Series A, 4.00%, 8/15/40, Continuously Callable @100 ........................ 1,180 1,070

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 4.00%, 8/15/41, Continuously Callable @100 ........................ $ 1,225 $ 1,097
Series A, 4.00%, 8/15/42, Continuously Callable @100 ........................ 1,035 909
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100 ............................... 2,130 2,145
4.00%, 8/15/34, Continuously Callable @100 ............................... 2,275 2,283
4.00%, 8/15/35, Continuously Callable @100 ............................... 2,375 2,371
4.00%, 8/15/36, Continuously Callable @100 ............................... 3,710 3,666
4.00%, 8/15/37, Continuously Callable @100 ............................... 3,860 3,780
4 .00%, 8/15/38, Continuously Callable @100 ............................... 4,015 3,853
4.00%, 8/15/39, Continuously Callable @100 ............................... 4,305 4,061
Series A, 4.00%, 8/15/32, Continuously Callable @100 ........................ 1,300 1,301
Dallas Fort Worth International Airport Revenue AMT, Series A-1, 5.25%, 11/1/46,
Continuously Callable @100 ........................................... 3,000 3,056
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.),
4.13%, 2/15/49, Continuously Callable @100 ............................... 1,000 892
EP Cimarron Ventanas PFC Revenue, 4.13%, 12/1/39, Continuously Callable @100 ....... 2,000 1,881
EP Essential Housing WF PFC Revenue, 4.25%, 12/1/34, Continuously Callable @100 ..... 1,140 1,123
Grayson County Junior College District, GO, 4.00%, 2/15/49, Continuously Callable @100 .. 1,350 1,150
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/28,
Continuously Callable @100 ........................................... 615 613
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100 ............................... 1,215 1,217
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,380 1,382
5.00%, 9/1/31, Continuously Callable @100 ............................... 2,000 2,003
5.00%, 9/1/32, Continuously Callable @100 ............................... 1,500 1,502
5.00%, 9/1/33, Continuously Callable @100 ............................... 2,680 2,684
Matagorda County Navigation District No. 1 Revenue, Series B-2, 4.00%, 6/1/30,
Continuously Callable @100 ........................................... 5,405 5,374
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/30, Continuously Callable @100(f) ....................... 7,500 7,275
Series B2, 4.63%, 10/1/30, Continuously Callable @100 ....................... 1,000 1,001
Series B3, 4.25%, 10/1/30, Continuously Callable @100 ....................... 1,000 1,000
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100 ............................... 1,635 1,636
4.00%, 4/1/33, Continuously Callable @100 ............................... 2,000 2,001
4.00%, 4/1/34, Continuously Callable @100 ............................... 4,470 4,472
4.00% , 4/1/35, Continuously Callable @100 ............................... 1,650 1,651
4.00%, 4/1/36, Continuously Callable @100 ............................... 2,150 2,079
North Texas Tollway Authority Revenue
Series A, 4.00%, 1/1/43, Continuously Callable @100 ......................... 14,120 12,656
Series A, 4.00%, 1/1/44, Continuously Callable @100 ......................... 1,085 994
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), Series 1, 1/1/29(d) . 20,000 18,800
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100 ......................... 2,000 2,005
Series B, 4.00%, 1/1/36, Continuously Callable @100 ......................... 1,695 1,668
Port of Port Arthur Navigation District Revenue
Series A, 1.50%, 4/1/40, Continuously Callable @100(e) ....................... 1,300 1,300
Series B, 1.50%, 4/1/40, Continuously Callable @100(e) ....................... 11,805 11,805
Series C, 1.50%, 4/1/40, Continuously Callable @100(e) ....................... 17,780 17,780
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/39, Continuously Callable @100 ............................... 700 637
4.00%, 4/1/40, Continuously Callable @100 ............................... 1,000 895
4.00%, 4/1/41, Continuously Callable @100 ............................... 895 787
5.25%, 10/1/45, Continuously Callable @100 ............................... 2,000 2,034
5.00%, 10/1/50, Continuously Callable @100 ............................... 1,250 1,183
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100 .............................. 2,145 2,185
5.00%, 11/15/31, Continuously Callable @100 .............................. 2,250 2,290
5.00%, 11/15/32, Continuously Callable @100 .............................. 2,365 2,405
5.00%, 11/15/37, Continuously Callable @100 .............................. 2,175 2,200
5.00%, 10/1/44, Continuously Callable @103 ............................... 2,200 2,222

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Texas Department of Housing & Community Affairs Revenue, Series B, 5.00%, 7/1/50,
Continuously Callable @100 ........................................... $ 600 $ 601
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/30 .......... 9,835 10,228
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, 5.00%, 4/1/36, Continuously
Callable @100 ..................................................... 3,570 3,703
Texas Municipal Gas Acquisition & Supply Corp. VI Revenue, Series A, 5.25%, 3/1/37,
Continuously Callable @100 ........................................... 4,690 4,992
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100 ............................... 3,300 3,103
4.00%, 12/31/38, Continuously Callable @100 .............................. 3,850 3,593
4.00%, 6/30/39, Continuously Callable @100 ............................... 2,150 1,990
257,197
Utah (0.2%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/36, Continuously
Callable @103 ..................................................... 1,045 1,024
Utah Charter School Finance Authority Revenue, Series A, 4.75%, 10/15/51, Continuously
Callable @100 ..................................................... 4,000 3,838
4,862
Vermont (0.5%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/37, Continuously Callable @103 ............................... 4,190 4,010
Series B, 4.00%, 5/1/33, Continuously Callable @103 ......................... 3,905 3,808
Vermont Educational & Health Buildings Financing Agency Revenue
5.75%, 10/1/43, Continuously Callable @100(a) ............................. 3,000 2,680
Series A, 5.00%, 12/1/36, Continuously Callable @100 ........................ 2,500 2,501
12,999
Virginia (1.3%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100 ............................... 1,175 1,152
4.00%, 7/1/37, Continuously Callable @100 ............................... 1,205 1,166
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2023-DBE-8106, 1.70%, 6/1/63, Continuously Callable @100(a)(e) .......... 5,600 5,600
Lynchburg Economic Development Authority Revenue, Series A, 5.50%, 1/1/51, Continuously
Callable @100 ..................................................... 1,000 1,047
Salem Economic Development Authority Revenue
5.50%, 4/1/45, Continuously Callable @100 ............................... 530 542
6.00%, 4/1/50, Continuously Callable @100 ............................... 235 242
Virginia College Building Authority Revenue
4.00%, 2/1/36, Continuously Callable @100 ............................... 3,000 3,011
6.00%, 6/1/50, Continuously Callable @100 ............................... 1,500 1,570
Virginia Housing Development Authority Revenue
Series A, 4.60%, 9/1/50, Continuously Callable @100 ......................... 1,500 1,417
Series D, 4.65%, 1/1/50, Continuously Callable @100 ........................ 2,000 1,897
Series E, 4.63%, 7/1/50, Continuously Callable @100 ......................... 1,250 1,181
Series H, 4.63%, 12/1/49, Continuously Callable @100 ........................ 1,200 1,138
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103 ......................... 500 492
Series A, 4.00%, 1/1/38, Continuously Callable @103 ......................... 6,000 5,897
Series A, 4.00%, 1/1/39, Continuously Callable @103 ......................... 7,000 6,736
Series A, 4.50%, 12/1/44, Continuously Callable @102 ........................ 1,850 1,719
34,807
Washington (1.8%):
County of Spokane Airport Revenue AMT, Series B, 5.25%, 1/1/49, Continuously Callable
@100 ........................................................... 8,000 8,141
King County Housing Authority Revenue, 5.38%, 7/1/45, Continuously Callable @100 ..... 2,740 2,820
King County Public Hospital District No. 2, GO, 5.25%, 12/1/45, Continuously Callable @100 2,500 2,581
Port of Seattle Revenue AMT, Series B, 5.25%, 7/1/49, Continuously Callable @100 ...... 4,000 4,066
Skagit County Public Hospital District No. 1 Revenue
5.50%, 12/1/38, Continuously Callable @100 ............................... 300 316
5.50%, 12/1/39, Continuously Callable @100 ............................... 500 524
5.50%, 12/1/40, Continuously Callable @100 ............................... 500 522
5.50%, 12/1/41, Continuously Callable @100 ............................... 325 338
5.50%, 12/1/42, Continuously Callable @100 ............................... 300 311

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.50%, 12/1/43, Continuously Callable @100 ............................... $ 500 $ 516
5.50%, 12/1/44, Continuously Callable @100 ............................... 450 463
Washington Health Care Facilities Authority Revenue
5.00%, 7/1/35, Continuously Callable @100 ............................... 2,355 2,384
5.00%, 8/15/35, Continuously Callable @100 ............................... 1,775 1,794
5.00%, 7/1/36, Continuously Callable @100 ............................... 2,250 2,276
4.00%, 7/1/37, Continuously Callable @100 ............................... 3,125 2,950
4.00%, 12/1/45, Continuously Callable @100(a) ............................. 2,080 1,850
Washington State Housing Finance Commission Revenue
5.88%, 7/1/43, Continuously Callable @103(a) ............................. 1,000 1,039
Series A, 5.00%, 7/1/38, Continuously Callable @103 ......................... 1,590 1,630
Series A, 5.00%, 7/1/43, Continuously Callable @103 ......................... 4,450 4,482
Series A, 5.00%, 7/1/45, Continuously Callable @100(a) ....................... 1,000 988
Series A, 6.00%, 1/1/46, Continuously Callable @100 ......................... 5,000 5,105
Series A, 5.25%, 7/1/51, Continuously Callable @103 ......................... 625 626
Series A-1, 3.50%, 12/20/35 ........................................... 2,447 2,329
48,051
West Virginia (0.9%):
West Virginia Hospital Finance Authority Revenue
5.00%, 1/1/35, Continuously Callable @100 ............................... 2,920 2,891
5.00%, 1/1/36, Continuously Callable @100 ............................... 2,065 2,030
5.00%, 9/1/38, Continuously Callable @100 ............................... 2,000 2,035
5 .00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,014
Series A, 5.00%, 6/1/33, Continuously Callable @100 ......................... 1,850 1,871
Series A, 5.00%, 6/1/34, Continuously Callable @100 ......................... 2,970 3,003
Series A, 5.00%, 6/1/35, Continuously Callable @100 ......................... 2,405 2,430
Series A, 4.13%, 6/1/42, Continuously Callable @100 ......................... 5,000 4,575
Series A, 5.50%, 6/1/50, Continuously Callable @100 ......................... 1,000 1,038
Series B, 5.75%, 9/1/43, Continuously Callable @100 ......................... 4,000 4,260
25,147
Wisconsin (3.1%):
Public Finance Authority Revenue
4.00%, 3/1/29(a) ................................................... 890 881
4.00%, 6/15/29, Continuously Callable @100(a) ............................. 120 118
4.00%, 9/1/29, Continuously Callable @103(a) ............................. 1,020 1,015
4.00%, 3/1/30(a) ................................................... 950 934
4.00%, 3/1/34, Continuously Callable @100(a) ............................. 3,520 3,271
5.00%, 4/1/35, Continuously Callable @100 ............................... 785 799
5.25%, 5/15/37, Continuously Callable @101(a) ............................. 1,000 1,002
5.00%, 6/15/39, Continuously Callable @100(a) ............................. 410 395
5.00%, 9/1/39, Continuously Callable @103(a) ............................. 2,230 2,200
5.00%, 1/1/40, Continuously Callable @100 ............................... 3,500 3,533
5.00%, 4/1/40, Pre-refunded 4/1/30 @ 100(a) ............................... 95 102
5.00%, 4/1/40, Continuously Callable @100(a) ............................. 1,080 1,063
4.00%, 1/1/42, Continuously Callable @103 ............................... 1,150 1,047
4.00%, 4/1/42, Continuously Callable @100(a) ............................. 900 775
5.00%, 4/1/43, Continuously Callable @100 ............................... 4,185 3,918
6.63%, 7/1/43, Continuously Callable @100(a) ............................. 485 493
5.00%, 1/1/45, Continuously Callable @100 ............................... 3,275 3,276
4.75%, 7/1/45, Continuously Callable @100(a) ............................. 300 268
6.00%, 12/1/45, Continuously Callable @100(a) ............................. 2,000 2,024
5.25%, 12/1/48, Continuously Callable @100 ............................... 1,500 1,454
5.25%, 11/15/50, Continuously Callable @103 .............................. 1,000 1,007
6.00%, 12/1/50, Continuously Callable @100(a) ............................. 1,200 1,189
5.75%, 12/1/54, Continuously Callable @100(a) ............................. 1,000 932
Series A, 5.25%, 10/1/38, Continuously Callable @100 ........................ 3,250 3,103
Series A, 4.00%, 7/1/41, Continuously Callable @100 ......................... 770 664
Series A, 5.00%, 11/15/41, Continuously Callable @103 ....................... 4,680 4,730
Series A, 5.50%, 7/1/43, Continuously Callable @100(a) ....................... 2,000 1,920
Series A, 6.38%, 7/1/43, Continuously Callable @103(a) ....................... 300 311
Series A, 5.25%, 6/1/45, Continuously Callable @100 ......................... 370 368
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 2,750 2,292
Series A, 5.25%, 6/15/50, Continuously Callable @100 ........................ 750 767

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00%, 7/1/50, Continuously Callable @100 ......................... $ 2,250 $ 2,199
Series A-1, 4.66%, 12/5/40 ............................................ 998 959
Series A-1, 4.00%, 7/1/41, Continuously Callable @100(a) ..................... 675 501
Series B, 5.25%, 6/15/45, Continuously Callable @100 ........................ 550 571
Series B, 5.75%, 12/1/48, Continuously Callable @100 ........................ 9,785 10,008
Series D, 4.05%, 11/1/30, Continuously Callable @100 ........................ 1,500 1,500
University of Wisconsin Hospitals & Clinics Revenue, Series A, 4.00%, 4/1/44, Continuously
Callable @100 ..................................................... 1,300 1,166
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/27 ..................................................... 360 361
4.00%, 1/1/28, Continuously Callable @103 ............................... 370 371
4.00%, 1/1/29, Continuously Callable @103 ............................... 390 390
4.00%, 1/1/30, Continuously Callable @103 ............................... 405 404
4.00%, 1/1/37, Continuously Callable @103 ............................... 1,460 1,378
4.00%, 3/15/40, Continuously Callable @100 ............................... 750 682
4.00%, 12/1/41, Continuously Callable @100 ............................... 850 655
5.38%, 6/1/50, Continuously Callable @103 ............................... 1,000 997
Series A, 4.00%, 11/15/36, Continuously Callable @100 ....................... 9,830 9,541
Series A, 4.38%, 11/1/39, Continuously Callable @100 ........................ 5,000 4,945
Series B, 4.00%, 9/15/36, Continuously Callable @103 ........................ 530 517
Series B, 4.00%, 9/15/41, Continuously Callable @103 ........................ 510 464
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4.00%, 2/15/35, Continuously Callable @100 ............................... 500 504
4.00%, 2/15/37, Continuously Callable @100 ............................... 1,000 987
84,951
Wyoming (0.0%):(h)
Wyoming Community Development Authority Revenue, Series 1, 4.85%, 12/1/50,
Continuously Callable @100 ........................................... 1,440 1,388
Total Municipal Bonds (Cost $2,818,853)
a
a
a
2,704,461
Total Investments (Cost $2,818,853) — 99.7% 2,704,461
Other assets in excess of liabilities —  0.3% 8,050
NET ASSETS - 100.00% $ 2,712,511
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$140,884 (thousands) and amounted to 5.2% of net assets.
(b) Put Bond.
(c) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2026.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(h) Amount represents less than 0.05% of net assets.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Tax Exempt Long-Term Fund
27
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.2%)
Alabama (2.7%):
Alabama Housing Finance Authority Revenue, Series A, 4.88%, 10/1/55, Continuously
Callable @100 ..................................................... $ 3,165 $ 3,104
Black Belt Energy Gas District Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 ........................ 1,970 2,041
Series A, 5.25%, 5/1/56, (Put Date 5/1/32)(a) ............................... 9,175 9,221
Series B, 5.00%, 10/1/35, Continuously Callable @100 ........................ 7,000 7,082
Series F, 5.00%, 6/1/36, Continuously Callable @100 ......................... 1,000 1,028
Series G, 5.00%, 10/1/35, Continuously Callable @100 ........................ 2,610 2,697
County of Jefferson Sewer Revenue, 5.50%, 10/1/53, Continuously Callable @100 ........ 1,000 1,028
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 .. 4,000 3,260
Homewood Educational Building Authority Revenue
5.00%, 12/1/47, Continuously Callable @100 ............................... 4,500 4,197
Series A, 4.00%, 12/1/51, Continuously Callable @100 ........................ 3,000 2,359
Mobile County IDA Revenue AMT
Series A, 5.00%, 6/1/54, Continuously Callable @100 ......................... 500 472
Series B, 4.75%, 12/1/54, Continuously Callable @100 ........................ 1,000 916
Southeast Energy Authority A Cooperative District Revenue, Series A, 5.00%, 1/1/56, (Put
Date 6/1/35)(a) .................................................... 4,500 4,529
41,934
Alaska (0.1%):
Municipality of Anchorage Revenue AMT, Series A, 5.50%, 2/1/56, Continuously Callable
@100 ........................................................... 500 517
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously
Callable @100 ..................................................... 1,000 839
1,356
Arizona (1.8%):
Arizona IDA Revenue
Series A, 5.00%, 7/1/47, Continuously Callable @100 ......................... 600 599
Series F, 5.00%, 7/1/52, Continuously Callable @100 ......................... 1,725 1,676
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee
Corp.)
Series B, 5.50%, 7/1/29 .............................................. 1,000 1,075
Series B, 5.50%, 7/1/30 .............................................. 1,500 1,639
Maricopa County IDA Revenue
5.00%, 7/1/47, Continuously Callable @100 ............................... 1,600 1,390
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 1,000 809
Sierra Vista IDA Revenue, 5.75%, 6/15/53, Continuously Callable @100(b) ............. 3,000 2,732
Tempe IDA Revenue, Series A, 4.00%, 12/1/46, Continuously Callable @102 ............ 2,500 2,107
The County of Pima IDA Revenue
4.00%, 6/15/51, Continuously Callable @100(b) ............................ 2,500 1,754
Series A, 6.88%, 11/15/52, Continuously Callable @103(b) ..................... 3,750 3,948
The County of Yavapai IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100 ........ 1,725 1,513
The IDA of the City of Phoenix Arizona Revenue
5.00%, 7/1/41, Continuously Callable @100 ............................... 1,200 1,157
5.00%, 7/1/44, Continuously Callable @100 ............................... 6,000 5,884
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 1,250 1,235
27,518
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28(c) ......................................................... 1,000 944
7/1/29(c) ......................................................... 1,165 1,060
7/1/30(c) ......................................................... 1,150 1,006
7/1/36(c) ......................................................... 2,500 1,648
4,658
California (4.9%):
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/52, Continuously
Callable @100 ..................................................... 3,000 2,867
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously
Callable @100 ..................................................... 1,000 1,002
Cerritos Community College District, GO
Series D, 8/1/31(c) .................................................. 1,000 863

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
28
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series D, 8/1/32(c) .................................................. $ 2,500 $ 2,063
Series D, 8/1/33(c) .................................................. 2,175 1,724
Series D, 8/1/34(c) .................................................. 1,000 758
Series D, 8/1/35(c) .................................................. 1,500 1,091
Series D, 8/1/36(c) .................................................. 2,200 1,531
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.),
Series D, 8/1/41(c) .................................................. 8,500 4,374
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.),
6/1/42(c) ......................................................... 10,000 4,962
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35,
Continuously Callable @100 ........................................... 1,440 1,442
Los Alamitos Unified School District Certificates of Participation
5.95%, 8/1/34, Continuously Callable @100 ............................... 1,200 1,287
6.05%, 8/1/42, Continuously Callable @100 ............................... 4,000 4,251
Paramount Unified School District, GO
8/1/34(c) ......................................................... 1,860 1,389
8/1/35(c) ......................................................... 2,000 1,426
8/1/36(c) ......................................................... 2,750 1,870
8/1/37(c) ......................................................... 2,750 1,770
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A, 5.00%, 3/1/36, Continuously Callable @100 ......................... 2,560 2,563
Series A, 5.00%, 3/1/40, Continuously Callable @100 ......................... 2,000 2,011
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G, 8/1/36(c) .................................................. 13,605 8,975
Series G, 8/1/37(c) .................................................. 14,285 8,876
Santa Ana Unified School District Certificates of Participation (INS - Assured Guaranty
Municipal Corp.), 4/1/29(c) ........................................... 8,720 7,857
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D,
8/1/34(c) ......................................................... 8,885 6,686
The El Camino Community College District Foundation, GO
Series C, 8/1/34(c) .................................................. 3,000 2,287
Series C, 8/1/38(c) .................................................. 3,000 1,875
75,800
Colorado (1.6%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 1/1/52, Continuously Callable @100 ............................... 675 520
5.00%, 4/1/53, Continuously Callable @100 ............................... 750 733
4.50%, 7/1/53, Continuously Callable @100 ............................... 3,000 2,663
4.00%, 1/1/62, Continuously Callable @100 ............................... 795 579
Series A, 4.00%, 12/1/48, Continuously Callable @100 ........................ 2,500 2,082
Series A, 5.25%, 3/1/56, Continuously Callable @100 ......................... 1,000 1,029
Colorado Health Facilities Authority Revenue
5.50%, 11/1/47, Continuously Callable @100 ............................... 1,000 1,035
Series A, 4.00%, 8/1/44, Continuously Callable @100 ......................... 2,070 1,865
Series A, 4.00%, 12/1/50, Continuously Callable @103 ........................ 2,250 1,769
County of Routt Co. Revenue AMT, 5.50%, 6/1/56, Continuously Callable @100 ......... 750 764
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable
@100 ........................................................... 750 666
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.),
Series B, 9/1/35(c) .................................................. 10,000 6,378
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 12/1/47, Continuously Callable @100 ......................... 4,000 4,008
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously
Callable @100 ..................................................... 1,000 946
25,037
Connecticut (0.5%):
Aquarion Water Authority Revenue, Series E, 8/1/52, Continuously Callable @43(c) ....... 400 101
Connecticut State Health & Educational Facilities Authority Revenue
5.25%, 7/1/53, Continuously Callable @100 ............................... 3,000 3,079
Series A, 4.00%, 7/1/49, Continuously Callable @100 ......................... 3,000 2,605
Series U, 4.00%, 7/1/52, Continuously Callable @100 ........................ 3,000 2,607
8,392

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
29
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
District of Columbia (0.1%):
District of Columbia Revenue
5.00%, 7/1/49, Continuously Callable @100 ............................... $ 1,275 $ 1,242
5.00%, 7/1/54, Continuously Callable @100 ............................... 1,140 1,080
2,322
Florida (7.8%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/46, Continuously Callable
@103 ........................................................... 700 579
Capital Projects Finance Authority Revenue, 5.00%, 11/1/53, Continuously Callable @100 .. 1,250 1,065
Capital Trust Agency, Inc. Revenue, 6.38%, 5/1/53, Continuously Callable @100(b) ....... 1,750 1,765
Capital Trust Authority Revenue, Series A, 5.25%, 12/1/55, Continuously Callable @100 ... 200 197
City of Atlantic Beach Revenue
Series A, 5.00%, 11/15/53, Continuously Callable @103 ....................... 2,000 1,809
Series B, 5.63%, 11/15/43, Continuously Callable @100 ....................... 7,000 7,011
City of Jacksonville Revenue, 4.00%, 11/1/45, Continuously Callable @100 ............. 2,500 2,150
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @102 ............................... 2,000 1,571
Series A, 4.00%, 9/1/51, Continuously Callable @103 ......................... 2,895 2,257
City of Venice Revenue, Series A, 5.50%, 1/1/55, Continuously Callable @103(b) ......... 755 730
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT, Series A, 5.25%,
9/1/54, Continuously Callable @100 ..................................... 2,000 2,036
County of Lee Airport Revenue AMT, 5.25%, 10/1/54, Continuously Callable @100 ....... 2,500 2,517
County of Miami-Dade Aviation Revenue AMT, Series A, 5.50%, 10/1/55, Continuously
Callable @100 ..................................................... 1,000 1,028
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously
Callable @100 ..................................................... 1,750 1,750
County of Miami-Dade Seaport Department Revenue AMT, Series A, 5.50%, 10/1/56,
Continuously Callable @100 ........................................... 2,000 2,066
County of Miami-Dade Water & Sewer System Revenue, Series B, 4.00%, 10/1/44,
Continuously Callable @100 ........................................... 21,500 19,760
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/48,
Continuously Callable @100 ........................................... 1,000 1,004
Escambia County Health Facilities Authority Revenue
4.00%, 8/15/45, Continuously Callable @100 ............................... 6,265 5,420
4.00%, 8/15/50, Continuously Callable @100 ............................... 5,050 4,135
Florida Development Finance Corp. Revenue
4.00%, 7/1/45, Continuously Callable @100 ............................... 600 491
4.00%, 2/1/52, Continuously Callable @100 ............................... 4,000 3,140
Series A, 5.00%, 6/15/55, Continuously Callable @100 ........................ 1,500 1,402
Florida Higher Educational Facilities Financing Authority Revenue
5.00%, 3/1/44, Continuously Callable @100 ............................... 4,280 3,254
4.00%, 10/1/44, Continuously Callable @100 ............................... 1,400 1,169
5.00%, 3/1/49, Continuously Callable @100 ............................... 1,250 888
4.00%, 10/1/49, Continuously Callable @100 ............................... 1,150 914
4.13%, 12/1/54, Continuously Callable @100 ............................... 1,000 838
Florida Housing Finance Corp. Revenue, Series 3, 5.13%, 1/1/56, Continuously Callable @100 375 353
Jacksonville Aviation Authority Revenue AMT, 5.25%, 10/1/55, Continuously Callable @100 1,000 1,012
Lee County IDA Revenue
5.00%, 11/15/49, Continuously Callable @103 .............................. 12,350 11,943
Series 2019A-1, 4.00%, 4/1/49, Continuously Callable @100 ................... 4,500 3,781
Series A, 5.25%, 10/1/52, Continuously Callable @103 ........................ 1,000 928
Series C, 5.00%, 11/15/54, Continuously Callable @103 ....................... 2,000 1,909
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable
@100 ........................................................... 2,500 2,086
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100 ......................... 5,000 5,006
Series A, 5.00%, 7/1/40, Continuously Callable @100 ......................... 5,000 5,018
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously
Callable @100 ..................................................... 2,000 1,725
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously
Callable @100 ..................................................... 1,500 1,297
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously
Callable @100 ..................................................... 2,070 1,618

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
30
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/45, Continuously Callable @103 .............................. $ 150 $ 150
5.00%, 5/15/47, Continuously Callable @100 ............................... 5,000 4,527
Series A, 5.00%, 11/1/52, Continuously Callable @100 ........................ 250 236
Series B, 5.00%, 11/15/42, Continuously Callable @103 ....................... 1,000 1,009
Polk County IDA Revenue
5.00%, 1/1/49, Continuously Callable @102 ............................... 1,000 917
5.00%, 1/1/55, Continuously Callable @102 ............................... 1,000 901
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable
@102 ........................................................... 1,835 1,710
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @102 ............ 2,000 1,623
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 10/1/26 @ 100 ............. 2,200 2,201
120,896
Georgia (2.2%):
City of Atlanta Department of Aviation Revenue AMT, Series B-1, 5.50%, 7/1/56,
Continuously Callable @100 ........................................... 1,500 1,557
Columbia County Hospital Authority Revenue, Series A, 5.13%, 4/1/53, Continuously Callable
@100 ........................................................... 1,000 1,007
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100 .... 3,000 2,575
Development Authority for Fulton County Revenue, 5.25%, 6/1/56, Continuously Callable
@100 ........................................................... 2,000 2,043
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable
@100 ........................................................... 13,000 11,594
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously
Callable @100 ..................................................... 1,500 1,495
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49 ..................... 3,000 2,916
Municipal Electric Authority of Georgia Revenue, Series A, 4.00%, 1/1/51, Continuously
Callable @100 ..................................................... 1,100 954
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable
@100 ........................................................... 1,700 1,492
The Development Authority of Burke County Revenue, Series 1, 1.45%, 7/1/49, Continuously
Callable @100(d) ................................................... 700 700
The Development Authority of Burke County Revenue (NBGA - Southern Co.), Series GA,
1.50%, 11/1/52, Continuously Callable @100(d) ............................. 7,125 7,125
33,458
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT, Series A, 5.25%, 7/1/51, Continuously
Callable @100 ..................................................... 1,750 1,780
Illinois (11.0%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 5.75%, 4/1/48,
Continuously Callable @100 ........................................... 2,500 2,575
Chicago Board of Education, GO
Series A, 4.00%, 12/1/47, Continuously Callable @100 ........................ 4,220 3,303
Series A, 5.00%, 12/1/47, Continuously Callable @100 ........................ 1,800 1,617
Chicago O'Hare International Airport Revenue, Series C, 5.25%, 1/1/54, Continuously Callable
@100 ........................................................... 500 511
Chicago O'Hare International Airport Revenue AMT, Series E, 5.50%, 1/1/55, Continuously
Callable @100 ..................................................... 5,075 5,217
City of Chicago Wastewater Transmission Revenue, Series A, 5.00%, 1/1/47, Continuously
Callable @100 ..................................................... 3,000 3,002
City of Chicago, GO
Series A, 6.00%, 1/1/50, Continuously Callable @100 ......................... 1,335 1,373
Series F, 6.00%, 1/1/55, Continuously Callable @100 ......................... 1,000 1,017
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100 ....... 4,000 3,079
Cook County Community College District No. 508, GO, 5.50%, 12/1/55, Continuously
Callable @100 ..................................................... 1,525 1,574
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100 ................... 9,500 9,504
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100 ....... 7,750 7,820
Illinois Finance Authority Revenue
5.50%, 4/1/32, Continuously Callable @100 ............................... 7,065 7,069
4.00%, 3/1/38, Continuously Callable @100 ............................... 2,000 2,000
5.00%, 8/1/42, Continuously Callable @100 ............................... 750 707

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
31
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.00%, 8/1/47, Continuously Callable @100 ............................... $ 750 $ 700
5.00%, 12/1/47, Continuously Callable @100 ............................... 2,000 1,856
5.00%, 10/1/49, Continuously Callable @100 ............................... 1,250 1,248
5.00%, 10/1/51, Continuously Callable @100 ............................... 1,000 994
5.00%, 3/1/52, Continuously Callable @100 ............................... 1,075 941
4.00%, 10/1/55, Continuously Callable @100 ............................... 2,000 1,590
Series A, 5.00%, 5/15/37, Continuously Callable @100 ........................ 700 700
Series A, 4.00%, 10/1/40, Continuously Callable @100 ........................ 12,395 11,458
Series A, 5.00%, 2/15/47, Continuously Callable @100 ........................ 1,000 918
Series A, 5.00%, 5/15/47, Continuously Callable @100 ........................ 1,155 1,088
Series A, 5.00%, 2/15/50, Continuously Callable @100 ........................ 500 446
Series A, 4.00%, 8/1/51, Continuously Callable @100 ......................... 3,500 2,737
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 20 20
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 320 322
Series C, 4.00%, 2/15/41, Continuously Callable @100 ........................ 30 28
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 485 488
Illinois Housing Development Authority Revenue, Series A, 4.90%, 4/1/51, Continuously
Callable @100 ..................................................... 1,600 1,534
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/46, Continuously Callable
@100 ........................................................... 4,000 3,622
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable
@100 ........................................................... 9,500 9,385
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously
Callable @100 ..................................................... 9,000 8,311
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B,
4.00%, 4/1/41, Continuously Callable @100 ............................... 600 568
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.),
6.50%, 7/1/30 ..................................................... 37,550 40,593
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100 ......................... 15,000 12,618
Series A, 5.75%, 1/1/53, Continuously Callable @100 ......................... 2,000 2,000
State of Illinois, GO
Series A, 5.00%, 10/1/33, Continuously Callable @100 ........................ 2,000 2,072
Series C, 5.50%, 4/1/51, Continuously Callable @100 ......................... 915 953
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100 ............................... 1,000 1,002
4.00%, 2/1/32, Continuously Callable @100 ............................... 1,000 1,000
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%,
12/1/46, Continuously Callable @100 .................................... 10,000 9,873
169,433
Indiana (2.5%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 2/1/38, Continuously Callable @100 ............................... 5,540 5,258
4.00%, 2/1/39, Continuously Callable @100 ............................... 3,605 3,410
Indiana Finance Authority Revenue
5.00%, 11/15/43, Continuously Callable @103 .............................. 1,970 1,963
5.00%, 11/15/48, Continuously Callable @103 .............................. 3,895 3,700
5.25%, 3/1/54, Continuously Callable @100 ............................... 1,000 1,002
5.25%, 9/15/56, Continuously Callable @100 ............................... 1,940 1,864
Series A, 5.50%, 4/1/46, Continuously Callable @100 ......................... 5,000 5,004
Series A, 4.00%, 11/15/51, Continuously Callable @100 ....................... 1,030 797
Series A, 5.50%, 7/1/52, Continuously Callable @100 ......................... 4,500 4,533
Series A, 5.00%, 6/1/53, Continuously Callable @100 ......................... 1,000 928
Indiana Housing & Community Development Authority Revenue
Series B-1, 5.05%, 7/1/55, Continuously Callable @100 ....................... 1,800 1,807
Series D-1, 4.75%, 7/1/54, Continuously Callable @100 ....................... 1,000 965
Indianapolis Local Public Improvement Bond Bank Revenue AMT, Series B2, 5.00%, 1/1/55,
Continuously Callable @100 ........................................... 500 497
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100 7,000 7,002
38,730
Iowa (0.5%):
Iowa Finance Authority Revenue, Series A, 5.00%, 5/15/43, Continuously Callable @100 ... 6,235 6,116
Iowa Higher Education Loan Authority Revenue, 5.38%, 10/1/52, Continuously Callable @100 1,000 1,002

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
32
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable
@100 ........................................................... $ 1,000 $ 805
7,923
Kansas (0.6%):
City of Lawrence Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 ........ 5,000 4,929
City of Manhattan Revenue
Series A, 4.00%, 6/1/46, Continuously Callable @103 ......................... 1,000 830
Series A, 4.00%, 6/1/52, Continuously Callable @103 ......................... 1,500 1,169
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%,
9/1/45, Continuously Callable @100 ..................................... 2,000 2,003
8,931
Kentucky (1.5%):
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100 ................. 3,000 2,462
County of Boyle Revenue, Series A, 4.50%, 6/1/53, Continuously Callable @100 ......... 1,525 1,335
Kentucky Bond Development Corp. Revenue
4.00%, 6/1/51, Continuously Callable @100 ............................... 1,070 871
Series A, 5.50%, 10/31/56, Continuously Callable @100 ....................... 625 648
Kentucky Economic Development Finance Authority Revenue
Series A, 5.00%, 5/15/46, Continuously Callable @100 ........................ 5,500 4,449
Series B, 5.00%, 8/15/41, Continuously Callable @100 ........................ 3,000 3,018
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A, 4.00%, 12/1/41, Continuously Callable @100 ........................ 500 456
Series A, 5.00%, 12/1/45, Continuously Callable @100 ........................ 2,000 2,000
Kentucky Public Energy Authority Revenue, Series B, 5.00%, 12/1/33, Continuously Callable
@100 ........................................................... 2,000 2,014
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 6,000 5,613
22,866
Louisiana (3.3%):
City of New Orleans, GO, Series A, 5.75%, 12/1/55, Continuously Callable @100 ........ 250 259
City of Shreveport Water & Sewer Revenue, Series B, 5.00%, 12/1/41, Continuously Callable
@100 ........................................................... 5,500 5,517
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%,
12/1/49, Continuously Callable @100 .................................... 1,000 855
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.),
Series B, 4.00%, 12/1/37, Continuously Callable @100 ........................ 1,100 1,074
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B,
4.00%, 12/1/42, Continuously Callable @100 ............................... 7,000 6,471
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100 ............................... 1,685 1,693
5.00%, 10/1/48, Continuously Callable @100 ............................... 5,000 4,827
Series A, 4.00%, 10/1/46, Continuously Callable @100 ........................ 8,210 7,553
Louisiana Public Facilities Authority Revenue
4.00%, 5/15/41, Continuously Callable @100 ............................... 1,235 1,124
5.00%, 5/15/46, Continuously Callable @100 ............................... 5,000 4,786
5.00%, 7/1/57, Continuously Callable @100 ............................... 2,000 1,961
Series A, 4.00%, 12/15/50, Pre-refunded 12/15/27 @ 100 ...................... 30 30
Series A, 4.00%, 12/15/50, Continuously Callable @100 ....................... 970 836
Series A, 4.00%, 1/1/56, Continuously Callable @100 ......................... 9,000 7,227
New Orleans Aviation Board Revenue AMT, Series C-2, 5.25%, 1/1/51, Continuously Callable
@100 ........................................................... 4,120 4,151
Port New Orleans Board of Commissioners Revenue AMT
Series B, 5.50%, 4/1/51, Continuously Callable @100 ......................... 1,900 1,979
Series B, 5.50%, 4/1/54, Continuously Callable @100 ......................... 1,300 1,345
51,688
Maine (0.5%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 9,000 7,038

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
33
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Maryland (0.1%):
State of Maryland Department of Transportation Revenue AMT, Series A, 5.25%, 8/1/54,
Continuously Callable @100 ........................................... $ 2,000 $ 2,026
Massachusetts (2.3%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100 ............................... 1,000 946
5.00%, 7/1/47, Continuously Callable @100 ............................... 3,280 2,946
4.00%, 7/1/51, Continuously Callable @100 ............................... 1,000 772
5.00% , 7/1/52, Continuously Callable @100 ............................... 1,500 1,372
5.25%, 7/1/55, Continuously Callable @103 ............................... 1,000 989
Series A, 5.50%, 7/1/44, Continuously Callable @100 ......................... 2,000 1,808
Series A, 4.00%, 10/1/46, Continuously Callable @100 ........................ 3,370 2,674
Series B, 4.00%, 6/1/50, Continuously Callable @100 ......................... 1,700 1,278
Series B, 4.00%, 7/1/50, Continuously Callable @100 ......................... 975 742
Series D, 5.00%, 7/1/44, Continuously Callable @100 ........................ 3,000 3,000
Series E, 4.00%, 7/1/38, Continuously Callable @100 ......................... 1,000 907
Series I, 5.00%, 7/1/46, Continuously Callable @100 ......................... 4,000 3,848
Series J2, 5.00%, 7/1/53, Continuously Callable @100 ........................ 10,000 9,761
Series N, 5.50%, 7/1/55, Continuously Callable @100 ........................ 2,000 2,084
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.), Series C, 4.00%, 10/1/45, Continuously Callable @100 .................. 1,250 1,095
Massachusetts Housing Finance Agency Revenue, Series 242, 4.80%, 12/1/55, Continuously
Callable @100 ..................................................... 1,250 1,182
35,404
Michigan (2.6%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 2/1/41,
Continuously Callable @100 ........................................... 2,000 1,908
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 4/1/43, Continuously Callable @100 ............................... 2,500 2,516
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100 .... 2,500 2,253
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5.00%, 5/1/45, Continuously Callable @100 ............................... 6,000 6,017
5.00%, 5/1/48, Continuously Callable @100 ............................... 3,000 3,000
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100 ....... 2,750 2,768
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100 ............................... 1,000 1,014
4.00%, 2/15/44, Continuously Callable @100 ............................... 5,000 4,462
4.00%, 2/15/47, Continuously Callable @100 ............................... 1,000 866
4.00%, 9/1/50, Continuously Callable @100 ............................... 1,000 714
5.63%, 11/1/52, Continuously Callable @100 ............................... 3,000 3,035
4.00%, 11/1/55, Continuously Callable @100 ............................... 4,000 3,346
Series A, 4.00%, 11/15/50, Continuously Callable @100 ....................... 3,000 2,520
Michigan State Building Authority Revenue, 4.00%, 10/15/49, Continuously Callable @100 . 2,500 2,191
Michigan State Hospital Finance Authority Revenue, Series A-2, 5.50%, 11/15/56,
Continuously Callable @100 ........................................... 1,250 1,305
Michigan State Housing Development Authority Revenue, Series A, 5.00%, 12/1/55,
Continuously Callable @100 ........................................... 1,000 999
NorthWestern Regional Airport Authority Revenue AMT, 5.25%, 1/1/56, Continuously Callable
@100 ........................................................... 1,125 1,147
40,061
Minnesota (0.2%):
Minnesota Municipal Gas Agency Revenue, Series A, 5.00%, 9/1/35, Continuously Callable
@100 ........................................................... 2,500 2,568
Mississippi (0.1%):
Mississippi Home Corp. Revenue, Series A, 4.95%, 6/1/53, Continuously Callable @100 ... 1,665 1,641
Missouri (3.3%):
Cape Girardeau County IDA Revenue, 5.00%, 3/1/36, Continuously Callable @100 ....... 750 754
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100 ................. 3,000 2,632
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/36, Continuously Callable @100 ............................... 440 419
0.00%, 5/15/40, Continuously Callable @102(e) ............................. 1,662 71
4.00%, 8/1/41, Continuously Callable @100 ............................... 410 347

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
34
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.00%, 2/1/48, Continuously Callable @100 ............................... $ 10,000 $ 8,258
4.00%, 2/15/51, Continuously Callable @100 ............................... 1,000 755
5.00%, 12/1/52, Continuously Callable @100 ............................... 1,000 1,006
Series A, 5.00%, 2/1/42, Continuously Callable @102 ......................... 3,500 3,525
Series A, 4.00%, 2/15/54, Continuously Callable @100 ........................ 2,500 2,083
Missouri Development Finance Board Revenue
4.00%, 3/1/51, Continuously Callable @100 ............................... 2,000 1,528
Series D, 4.00%, 6/1/46, Continuously Callable @100 ........................ 17,775 15,985
Missouri Housing Development Commission Revenue
Series A, 4.65%, 11/1/55, Continuously Callable @100 ........................ 995 949
Series C, 5.00%, 11/1/55, Continuously Callable @100 ........................ 1,000 1,005
Series D, 5.15%, 11/1/55, Continuously Callable @100 ........................ 995 1,008
St. Louis County IDA Revenue
5.00%, 9/1/48, Continuously Callable @100 ............................... 2,000 1,927
Series A, 5.88%, 9/1/43, Continuously Callable @100 ......................... 5,000 5,003
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 10/1/38, Continuously Callable @100 ............................... 3,065 3,097
50,352
Montana (0.3%):
City of Forsyth Revenue, Series A, 3.90%, 3/1/31, Continuously Callable @100 .......... 4,000 3,984
Montana Board of Housing Revenue, Series A, 4.88%, 12/1/54, Continuously Callable @100 250 240
Montana Facility Finance Authority Revenue
4.00%, 6/1/45, Continuously Callable @100 ............................... 1,000 889
Series A, 5.50%, 2/15/55, Continuously Callable @100 ........................ 165 170
5,283
Nebraska (1.6%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42 ...................... 13,665 13,836
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable
@100 ........................................................... 3,400 3,323
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, Series S,
4.00%, 1/1/49, Continuously Callable @102 ............................... 7,500 6,332
Omaha Airport Authority Revenue AMT
5.25%, 12/15/54, Continuously Callable @100 .............................. 1,500 1,522
Series A, 5.50%, 12/15/56, Continuously Callable @100 ....................... 350 364
25,377
Nevada (1.3%):
Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100 ................... 2,775 2,683
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100 ......................... 4,400 4,088
Series C, 4.00%, 7/1/46, Continuously Callable @100 ......................... 12,140 10,920
Reno-Tahoe Airport Authority Revenue AMT
Series A, 5.25%, 7/1/54, Continuously Callable @100 ......................... 1,000 1,008
Series A, 5.50%, 7/1/56, Continuously Callable @100 ......................... 1,500 1,545
20,244
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/51, Continuously Callable @103 ............................... 3,000 2,440
Series A, 5.25%, 7/1/48, Continuously Callable @103 ......................... 1,000 1,006
Series A, 5.25%, 11/1/54, Continuously Callable @100 ........................ 1,000 981
Series C, 5.25%, 7/1/54, Continuously Callable @100 ......................... 2,750 2,609
7,036
New Jersey (2.5%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.), 5.38%,
11/15/52, Continuously Callable @100 ................................... 1,000 1,025
New Jersey Economic Development Authority Revenue
4.00%, 11/1/44, Continuously Callable @100 ............................... 3,000 2,769
Series A, 5.00%, 6/15/47, Continuously Callable @100 ........................ 3,000 3,014
Series B, 5.00%, 6/15/43, Continuously Callable @100 ........................ 3,500 3,573
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 6/1/42, Continuously Callable @100 .......................... 1,200 1,207
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously
Callable @100 ..................................................... 5,000 5,005

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
35
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/38, Continuously
Callable @100 ..................................................... $ 2,250 $ 2,291
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100 ........... 1,250 1,252
New Jersey Transportation Trust Fund Authority Revenue, Series BB, 4.00%, 6/15/50,
Continuously Callable @100 ........................................... 15,000 13,146
The Camden County Improvement Authority Revenue, 6.00%, 6/15/52, Continuously Callable
@100 ........................................................... 1,325 1,350
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable
@100 ........................................................... 500 477
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable
@100 ........................................................... 3,000 2,992
38,101
New Mexico (0.5%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49,
Continuously Callable @102 ........................................... 8,625 7,748
New York (4.5%):
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously
Callable @100 ..................................................... 4,000 3,173
Build NYC Resource Corp. Revenue
Series A, 5.00%, 7/1/52, Continuously Callable @100 ......................... 700 645
Series A, 7.00%, 4/15/53, Continuously Callable @100(b) ...................... 2,500 2,451
Series A, 5.50%, 12/1/56, Continuously Callable @100 ........................ 720 743
City of Cortland, GO, Series A, 6.00%, 5/14/27, Continuously Callable @100 ............ 515 515
City of New York, GO
Series B-3, 1.45%, 10/1/46, Continuously Callable @100(d) .................... 14,365 14,365
Series F-5, 1.40%, 6/1/44, Continuously Callable @100(d) ..................... 9,105 9,105
Empire State Development Corp. Revenue, Series A, 4.00%, 3/15/45, Continuously Callable
@100 ........................................................... 5,000 4,502
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, Series A, 11/15/32(c) .. 5,000 4,024
Metropolitan Transportation Authority Revenue, Series A-2, 5.00%, 11/15/45, (Put Date
5/15/30)(a) ....................................................... 5,490 5,812
New York City Housing Development Corp. Revenue, Series A-1, 4.80%, 11/1/55,
Continuously Callable @100 ........................................... 1,000 960
New York Liberty Development Corp. Revenue, 2.80%, 9/15/69, Continuously Callable @100 1,500 1,404
New York State Dormitory Authority Revenue
5.25%, 10/1/49, Continuously Callable @100 ............................... 2,000 2,013
Series A, 4.25%, 7/1/50, Continuously Callable @100 ......................... 625 542
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 3,000 2,381
Series A-1, 5.50%, 7/1/55, Continuously Callable @100 ....................... 335 349
New York State Housing Finance Agency Revenue, Series D-1, 4.95%, 5/1/56, Continuously
Callable @100 ..................................................... 1,000 969
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.),
4.63%, 6/30/54, Continuously Callable @100 ............................... 5,000 4,593
Onondaga Civic Development Corp. Revenue, 5.38%, 8/1/54, Continuously Callable @100 .. 750 687
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31(c) ................................................ 5,000 4,181
Series A, 11/15/32(c) ................................................ 3,000 2,408
Series B, 11/15/32(c) ................................................ 2,500 2,024
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000 1,001
68,847
North Carolina (0.4%):
City of Charlotte Airport Revenue, 5.25%, 7/1/56, Continuously Callable @100 .......... 1,000 1,048
North Carolina Medical Care Commission Revenue
5.00%, 1/1/49, Continuously Callable @102 ............................... 2,725 2,656
5.25%, 12/1/54, Continuously Callable @100 ............................... 2,000 1,984
5,688
North Dakota (0.8%):
City of Grand Forks Revenue
4.00%, 12/1/51, Continuously Callable @100 ............................... 2,375 1,908
Series A, 5.00%, 12/1/53, Continuously Callable @100 ........................ 1,400 1,389
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 7,500 7,053

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
36
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
North Dakota Housing Finance Agency Revenue, Series A, 5.05%, 7/1/53, Continuously
Callable @100 ..................................................... $ 465 $ 465
University of North Dakota Certificates of Participation (INS - Assured Guaranty Corp.), Series
A, 4.00%, 6/1/51, Continuously Callable @100 ............................. 1,500 1,275
12,090
Ohio (3.4%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100 .............. 2,700 2,604
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100 . 2,000 1,638
Columbus Regional Airport Authority Revenue AMT, Series A, 5.50%, 1/1/55, Continuously
Callable @100 ..................................................... 2,000 2,044
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100 ............ 9,000 8,226
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103 ....... 2,000 1,934
County of Hamilton Revenue
5.00%, 1/1/51, Continuously Callable @100 ............................... 2,500 2,325
Series A, 5.50%, 8/1/51, Continuously Callable @100 ......................... 1,335 1,322
Series A, 5.75%, 1/1/53, Continuously Callable @103 ......................... 2,000 2,022
County of Lucas Revenue, Series A, 5.25%, 11/15/48, Continuously Callable @100 ....... 3,000 2,949
County of Montgomery Revenue
4.00%, 11/15/42, Continuously Callable @100 .............................. 2,500 2,166
4.00%, 11/15/45, Continuously Callable @100 .............................. 2,000 1,697
5.25%, 9/1/54, Continuously Callable @100 ............................... 1,500 1,455
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100 ................ 9,100 8,504
County of Warren Revenue, 5.00%, 7/1/54, Continuously Callable @100 ............... 1,785 1,740
Ohio Higher Educational Facility Commission Revenue
6.00%, 9/1/47, Continuously Callable @100 ............................... 4,475 4,558
5.25%, 5/1/54, Continuously Callable @100 ............................... 1,500 1,480
Ohio Housing Finance Agency Revenue, Series C, 5.00%, 9/1/56, Continuously Callable @100 320 316
Port of Greater Cincinnati Development Authority Revenue, Series A, 5.00%, 12/1/55,
Continuously Callable @100 ........................................... 700 688
State of Ohio Revenue
4.00%, 11/15/40, Continuously Callable @100 .............................. 655 584
Series A, 4.00%, 1/15/50, Continuously Callable @100 ........................ 5,000 4,193
52,445
Oklahoma (1.2%):
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100 . 4,250 2,660
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously
Callable @100 ..................................................... 4,250 4,260
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously
Callable @100 ..................................................... 10,000 9,001
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102 .. 2,000 2,006
17,927
Oregon (0.7%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100 .......... 350 351
Deschutes County Hospital Facilities Authority Revenue, Series A, 4.00%, 1/1/46,
Continuously Callable @100 ........................................... 2,000 1,716
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously
Callable @100 ..................................................... 3,800 3,142
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,000 771
Port of Portland Airport Revenue AMT, Series 30A, 5.25%, 7/1/54, Continuously Callable
@100 ........................................................... 1,000 1,019
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102 ... 1,000 947
Union County Hospital Facility Authority Revenue
5.00%, 7/1/47, Continuously Callable @100 ............................... 450 423
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,325 1,229
Yamhill County Hospital Authority Revenue, Series A, 5.00%, 11/15/51, Continuously Callable
@101 ........................................................... 1,180 969
10,567
Pennsylvania (8.2%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100 ... 7,400 6,251
Allegheny County Airport Authority Revenue AMT
Series A, 5.00%, 1/1/51, Continuously Callable @100 ......................... 4,355 4,321
Series A, 5.50%, 1/1/55, Continuously Callable @100 ......................... 1,000 1,027

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
37
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00%, 1/1/56, Continuously Callable @100 ......................... $ 1,820 $ 1,778
Allegheny County Hospital Development Authority Revenue, Series A, 5.00%, 4/1/47,
Continuously Callable @100 ........................................... 3,500 3,429
Allegheny County Sanitary Authority Revenue, 4.13%, 12/1/55, Continuously Callable @100 500 444
Allentown Commercial and IDA Revenue
5.00%, 7/1/50, Continuously Callable @100(b) ............................. 2,000 1,835
6.00%, 6/15/53, Continuously Callable @100 ............................... 1,600 1,613
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A, 4.00%, 3/15/38, Continuously Callable @100 ........................ 1,000 970
Series A, 4.00%, 3/15/41, Continuously Callable @100 ........................ 2,250 2,170
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100 ............. 3,000 2,490
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 6/1/44, Continuously Callable @100 ............................... 3,500 3,318
4.00%, 6/1/48, Continuously Callable @100 ............................... 1,105 993
4.00%, 6/1/50, Continuously Callable @100 ............................... 6,065 5,286
Chester County IDA Revenue
6.00%, 10/15/52, Continuously Callable @100(b) ............................ 1,775 1,624
4.50%, 10/1/54, Continuously Callable @100(b) ............................ 645 528
Series A, 5.25%, 10/15/47, Continuously Callable @100 ....................... 3,250 2,759
County of Allegheny, GO, Series C-77, 5.00%, 11/1/43, Continuously Callable @100 ...... 3,170 3,229
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100 ............... 11,000 9,233
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100 ....... 2,250 2,122
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable
@100 ........................................................... 5,000 5,026
General Authority of Southcentral Pennsylvania Revenue, 5.25%, 5/1/55, Continuously
Callable @100 ..................................................... 2,000 1,977
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103 ................. 1,000 804
Lancaster Municipal Authority Revenue, Series B, 5.00%, 5/1/54, Continuously Callable @103 800 745
Montgomery County Higher Education & Health Authority Revenue, Series B, 4.00%, 5/1/52,
Continuously Callable @100 ........................................... 8,000 6,554
Montgomery County IDA Revenue
5.00%, 12/1/49, Continuously Callable @103 ............................... 2,000 1,913
Series A, 5.00%, 12/1/48, Continuously Callable @102 ........................ 2,000 1,899
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100 ............................... 4,000 3,615
5.00%, 8/15/48, Continuously Callable @100 ............................... 2,440 2,393
Northeastern Pennsylvania Hospital and Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100 ............................... 1,000 969
5.00%, 5/1/49, Continuously Callable @100 ............................... 1,350 1,195
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103 ............................... 1,000 854
Series A, 4.00%, 10/15/51, Continuously Callable @100 ....................... 2,320 1,926
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 4.00%, 7/15/46, Continuously Callable @100 ........................ 2,025 1,647
Series B2, 4.38%, 11/1/54, Continuously Callable @100 ....................... 1,200 1,062
Pennsylvania Housing Finance Agency Revenue
Series 148A, 4.80%, 10/1/55, Continuously Callable @100 ..................... 2,000 1,930
Series 149A, 5.20%, 4/1/53, Continuously Callable @100 ...................... 500 506
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, 4.00%, 12/1/51,
Continuously Callable @100 ........................................... 5,645 4,855
Pennsylvania Turnpike Commission Revenue
Series A, 4.00%, 12/1/49, Continuously Callable @100 ........................ 5,000 4,287
Series A-1, 5.00%, 12/1/47, Continuously Callable @100 ...................... 4,000 4,014
Series A-2, 5.00%, 12/1/33, Continuously Callable @100 ...................... 1,250 1,301
Series B, 4.00%, 12/1/51, Continuously Callable @100 ........................ 1,500 1,272
Reading School District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
4/1/44, Continuously Callable @100 ..................................... 1,055 990
Scranton School District, GO (INS - Build America Mutual Assurance Co.), Series E, 4.00%,
12/1/37, Continuously Callable @100 .................................... 1,025 986
The Berks County Municipal Authority Revenue
Series A1, 8.00%, 6/30/34, Continuously Callable @104 ....................... 885 909
Series A-2A, 6.00%, 6/30/34, Continuously Callable @104 ..................... 444 466
Series A3, 5.00%, 6/30/39, Continuously Callable @100 ....................... 5,950 5,564

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
38
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series B1, 0.00%, 6/30/44, Continuously Callable @91(f) ...................... $ 2,973 $ 2,269
The School District of Philadelphia, GO
Series B, 5.00%, 9/1/43, Continuously Callable @100 ......................... 2,500 2,532
Series F, 5.00%, 9/1/37 ............................................... 1,000 1,000
Series F, 5.00%, 9/1/38, Pre-refunded 9/1/26 @ 100 .......................... 10 10
Series F, 5.00%, 9/1/38 ............................................... 1,990 1,990
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 4/15/49, Continuously Callable @100 ............................... 750 646
5.00%, 4/15/59, Continuously Callable @100 ............................... 3,000 3,038
126,564
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 85-A, 4.70%, 4/1/55,
Continuously Callable @100 ........................................... 1,000 947
South Carolina (0.5%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously
Callable @100 ..................................................... 2,500 2,238
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 ..... 2,000 1,747
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103 .............................. 1,850 1,799
4.00%, 4/1/54, Continuously Callable @103 ............................... 1,165 890
5.00%, 4/1/54, Continuously Callable @103 ............................... 1,000 964
7,638
South Dakota (0.3%):
City of Rapid City Sales Tax Revenue AMT, 5.50%, 12/1/56, Continuously Callable @100 .. 5,000 5,176
Tennessee (0.9%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously
Callable @100 ..................................................... 2,000 2,003
Knox County Health Educational & Housing Facility Board Revenue, Series A-1, 5.50%,
7/1/54, Continuously Callable @100 ..................................... 1,000 1,024
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
4.00%, 10/1/51, Continuously Callable @100 ............................... 1,000 776
Series A, 5.00%, 10/1/45, Continuously Callable @100 ........................ 1,500 1,359
Shelby County Health & Educational Facilities Board Revenue, Series A1, 5.25%, 6/1/56,
Continuously Callable @100(b) ........................................ 1,000 945
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53 , (Put Date 12/1/30)(a) .............. 5,000 5,261
Tennessee Housing Development Agency Revenue, Series 1A, 5.05%, 7/1/55, Continuously
Callable @100 ..................................................... 500 499
The Metropolitan Nashville Airport Authority Revenue AMT, Series B, 5.25%, 7/1/56,
Continuously Callable @100 ........................................... 1,500 1,511
13,378
Texas (14.5%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100 ............................... 10,000 9,071
4.00%, 8/15/44, Continuously Callable @100 ............................... 2,170 1,957
4.50%, 8/15/55, Continuously Callable @100 ............................... 1,000 931
Series A, 5.00%, 2/15/41, Continuously Callable @100 ........................ 3,000 2,948
Series A, 5.00%, 12/1/53, Continuously Callable @100 ........................ 7,200 7,200
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @102 ............................... 600 581
4.00%, 7/15/45, Continuously Callable @100 ............................... 8,450 6,902
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-DBE-
8159, 1.70%, 3/1/41(b)(d) ............................................. 5,200 5,200
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.), Series A,
8/15/30(c) ........................................................ 18,530 16,243
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 2/15/48, Continuously Callable @100 ............................... 6,500 6,529
City of Austin Airport System Revenue AMT, Series B, 5.25%, 11/15/56, Continuously
Callable @100 ..................................................... 2,000 2,020
City of Austin Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series B,
5.25%, 11/15/56, Continuously Callable @100 .............................. 1,000 1,024
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100 5,900 5,393

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
39
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
City of Garland Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously
Callable @100 ..................................................... $ 1,000 $ 831
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable
@100 ........................................................... 700 640
City of San Antonio Airport System Revenue AMT, 5.50%, 7/1/56, Continuously Callable
@100 ........................................................... 1,500 1,574
Clifton Higher Education Finance Corp. Revenue
5.00%, 8/15/48, Pre-refunded 8/15/28 @ 100 ............................... 645 675
5.00%, 8/15/48, Continuously Callable @100 ............................... 9,355 9,368
4.25%, 8/15/52, Continuously Callable @100 ............................... 1,500 1,288
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.00%, 8/15/44, Continuously Callable @100 ............................... 11,000 9,919
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100 ............................... 500 442
4.00%, 8/15/49, Continuously Callable @100 ............................... 1,700 1,465
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.),
4.25%, 2/15/54, Continuously Callable @100 ............................... 1,250 1,070
Everman Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%,
2/15/50, Continuously Callable @100 .................................... 4,500 3,887
Grand Parkway Transportation Corp. Revenue, Series 1, 4.00%, 10/1/49, Continuously
Callable @100 ..................................................... 2,000 1,730
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50,
Continuously Callable @100 ........................................... 2,000 1,718
Gulf Coast IDA Revenue, 1.45%, 11/1/41, Continuously Callable @100(d) .............. 1,000 1,000
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38,
Continuously Callable @100 ........................................... 6,100 5,432
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100 .... 15,000 13,688
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously
Callable @100 ..................................................... 1,900 1,901
Matagorda County Navigation District No. 1 Revenue
Series B-1, 4.00%, 6/1/30, Continuously Callable @100 ....................... 9,615 9,592
Series B-2, 4.00%, 6/1/30, Continuously Callable @100 ....................... 6,000 5,966
Midlothian Independent School District, GO
5.00%, 2/15/47, Continuously Callable @100 ............................... 7,885 7,897
5.00%, 2/15/47, Pre-refunded 2/15/27 @ 100 ............................... 7,115 7,194
New Hope Cultural Education Facilities Finance Corp. Revenue
4.00%, 11/1/55, Continuously Callable @103 ............................... 1,250 964
Series B, 0.00%, 11/15/61, Continuously Callable @105(e) ..................... 6,492 89
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series A1, 5.00%, 7/1/48, Continuously Callable @100 .......... 1,000 963
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100 ............................... 3,750 3,767
Series B, 9/1/37, Pre-refunded 9/1/31 @ 64.10(c) ............................ 3,000 1,624
Series B, 5.00%, 1/1/48, Pre-refunded 1/1/27 @ 100 .......................... 500 504
Series B, 5.00%, 1/1/48, Continuously Callable @100 ......................... 4,500 4,503
Port of Port Arthur Navigation District Revenue
Series A, 1.50%, 4/1/40, Continuously Callable @100(d) ...................... 8,700 8,700
Series B, 1.50%, 4/1/40, Continuously Callable @100(d) ...................... 300 300
Port of Port Arthur Navigation District Revenue AMT, 5.00%, 3/1/56, Continuously Callable
@100 ........................................................... 2,400 2,343
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100 ............................... 2,000 1,707
5.50%, 10/1/46, Continuously Callable @100 ............................... 3,000 2,924
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/54, Continuously Callable @100 ............................... 1,000 763
5.50%, 10/1/55, Continuously Callable @100 ............................... 1,700 1,710
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100 .............................. 1,000 967
Series A, 0.00%, 11/15/45, Continuously Callable @100(e) ..................... 3,682 2
Series B, 0.00%, 11/15/36, Continuously Callable @100(e) ..................... 2,945 2
Series B, 5.00%, 11/15/46, Continuously Callable @100 ....................... 9,000 8,623
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, 5.00%, 4/1/36, Continuously
Callable @100 ..................................................... 1,430 1,483

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
40
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Texas Municipal Gas Acquisition & Supply Corp. VI Revenue, Series A, 5.25%, 3/1/37,
Continuously Callable @100 ........................................... $ 940 $ 1,001
Texas Transportation Commission State Highway 249 System Revenue, 5.00%, 8/1/57,
Continuously Callable @100 ........................................... 5,000 4,891
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100 ............................... 4,365 4,370
5.00%, 9/1/40, Continuously Callable @100 ............................... 2,490 2,491
Series A, 5.00%, 9/1/39, Continuously Callable @100 ......................... 1,645 1,646
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-DBE-
8158, 1.70%, 8/1/62, Continuously Callable @100(b)(d) ....................... 2,500 2,500
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100 .... 4,000 3,419
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100 .............................. 1,600 1,458
4.00%, 12/15/49, Continuously Callable @100 .............................. 3,945 3,315
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%,
8/15/52, Continuously Callable @100 .................................... 5,000 4,285
224,590
Utah (0.2%):
Utah Charter School Finance Authority Revenue
Series A, 5.63%, 6/15/42, Continuously Callable @100(b) ...................... 500 479
Series A, 4.00%, 10/15/51, Continuously Callable @100 ....................... 1,550 1,295
Series A, 4.75%, 10/15/56, Continuously Callable @100 ....................... 1,500 1,427
3,201
Vermont (0.5%):
Vermont Educational & Health Buildings Financing Agency Revenue
5.00%, 10/15/46, Continuously Callable @100 .............................. 7,000 5,355
6.00%, 10/1/52, Continuously Callable @100(b) ............................ 2,000 1,738
7,093
Virginia (0.3%):
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A, 6.05%, 3/1/44, Continuously Callable @101(e) ....................... 1,551 1,101
Series B, 6.05%, 3/1/44, Continuously Callable @101 ......................... 1,466 1,324
Series C, 4.75%, 3/1/54, Continuously Callable @100(e) ....................... 6,327 3,037
5,462
Washington (1.8%):
County of Spokane Airport Revenue AMT, Series B, 5.25%, 1/1/54, Continuously Callable
@100 ........................................................... 2,000 2,018
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100 9,000 9,039
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously
Callable @100 ..................................................... 4,000 3,527
Skagit County Public Hospital District No. 1 Revenue, 5.50%, 12/1/54, Continuously Callable
@100 ........................................................... 1,000 1,000
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable
@100 ........................................................... 5,500 4,893
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously
Callable @100 ..................................................... 1,250 1,046
Washington State Housing Finance Commission Revenue
5.00%, 1/1/43, Continuously Callable @102(b) ............................. 3,055 2,840
6.13%, 7/1/53, Continuously Callable @103(b) ............................. 2,000 2,053
Series A, 5.00%, 7/1/48, Continuously Callable @103 ......................... 1,100 1,074
Series A-1, 3.50%, 12/20/35 ........................................... 908 864
28,354
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5.00%, 1/1/43, Continuously Callable @100 ............................... 2,000 1,832
Series A, 4.38%, 6/1/53, Continuously Callable @100 ......................... 3,000 2,704
Series B, 6.00%, 9/1/53, Continuously Callable @100 ......................... 1,750 1,829
6,365
Wisconsin (3.3%):
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @101(b) ............................ 2,200 2,179
5.00%, 7/1/44, Continuously Callable @100 ............................... 2,500 2,519
5.00%, 11/15/44, Continuously Callable @103 .............................. 455 452

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
41
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.00%, 1/1/45, Continuously Callable @100 ............................... $ 1,500 $ 1,338
5.00%, 6/15/49, Continuously Callable @100 ............................... 1,480 1,326
5.00%, 6/15/49, Continuously Callable @100(b) ............................ 520 458
5.00%, 11/15/49, Continuously Callable @103 .............................. 2,400 2,269
4.00%, 2/1/51, Continuously Callable @100 ............................... 1,500 1,108
4.00%, 10/1/51, Continuously Callable @103 ............................... 2,185 1,769
4.00%, 1/1/52, Continuously Callable @103 ............................... 2,350 1,906
5 .13%, 4/1/52, Continuously Callable @100 ............................... 3,000 2,700
5.00%, 6/15/53, Continuously Callable @100 ............................... 1,000 888
5.00%, 2/1/54, Continuously Callable @100 ............................... 500 434
5.00%, 6/15/54, Continuously Callable @100(b) ............................ 455 388
6.00%, 12/1/55, Continuously Callable @100(b) ............................ 1,163 1,135
Series A, 5.25%, 10/1/43, Continuously Callable @100 ........................ 3,090 2,806
Series A, 4.00%, 10/1/47, Continuously Callable @100 ........................ 4,740 3,972
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 11,000 9,170
Series A, 4.00%, 7/1/51, Continuously Callable @100 ......................... 1,000 795
Series A, 6.63%, 7/1/53, Continuously Callable @103(b) ...................... 570 585
Series A, 5.25%, 6/15/55, Continuously Callable @100 ........................ 500 505
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 2,250 1,552
Series A-1, 4.00%, 7/1/51, Continuously Callable @100(b) ..................... 2,870 1,910
Series B, 5.50%, 6/15/55, Continuously Callable @100 ........................ 375 383
Series L, 5.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 942
Series L, 5.00%, 7/1/52, Continuously Callable @100 ......................... 1,000 884
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/54, Continuously Callable @100 ......................... 1,285 1,280
Series A, 5.00%, 7/1/58, Continuously Callable @100 ......................... 1,500 1,441
Wisconsin Health & Educational Facilities Authority Revenue
5.00%, 3/15/50, Continuously Callable @100 ............................... 1,175 1,143
4.00%, 12/1/51, Continuously Callable @100 ............................... 500 335
4.38%, 8/15/55, Continuously Callable @100 ............................... 2,000 1,767
Series B, 4.00%, 9/15/45, Continuously Callable @103 ........................ 475 414
50,753
Total Municipal Bonds (Cost $1,659,622)
a
a
a
1,532,686
Total Investments (Cost $1,659,622) — 99.2% 1,532,686
Other assets in excess of liabilities —  0.8% 11,724
NET ASSETS - 100.00% $ 1,544,410
(a) Put Bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$39,777 (thousands) and amounted to 2.6% of net assets.
(c) Zero-coupon bond.
(d) Variable Rate Demand Notes that provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
42
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Tax Exempt Short-Term Fund
43
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.0%)
Alabama (12.3%):
Baldwin County IDA Revenue AMT, Series A, 5.00%, 6/1/55, (Put Date 6/1/32)(a)(b) ...... $ 1,000 $ 1,016
Black Belt Energy Gas District Revenue
4.00%, 10/1/52 .................................................... 3,000 3,020
Series A, 5.00%, 9/1/26 .............................................. 200 200
Series A, 5.00%, 5/1/27 .............................................. 1,100 1,104
Series A, 5.00%, 5/1/28 .............................................. 4,075 4,108
Series A, 5.25%, 5/1/56, (Put Date 5/1/32)(b) ............................... 2,000 2,010
Series B, 5.00%, 9/1/26 .............................................. 2,330 2,330
Series B, 5.00%, 10/1/35, Continuously Callable @100 ........................ 3,825 3,870
Series B, 5.00%, 10/1/55, (Put Date 9/1/32)(b) .............................. 3,585 3,730
Series C, 5.00%, 5/1/55, (Put Date 7/1/31)(b) ............................... 2,000 2,081
Series D, 5.00%, 11/1/26 ............................................. 1,000 1,002
Series D2, 3.85% (SOFR+140bps), 7/1/52, (Put Date 6/1/27)(b)(c) ................ 3,300 3,291
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 8/1/30 ..................................................... 1,275 1,365
Columbia Industrial Development Board Revenue, Series B, 1.53%, 12/1/37, Continuously
Callable @100(d) ................................................... 4,500 4,500
Energy Southeast A Cooperative District Revenue
Series A-2, 3.97% (SOFR+150bps), 4/1/34, (Put Date 1/3/34)(b)(c) ............... 5,000 5,000
Series B, 5.00%, 12/1/26 ............................................. 250 251
Series B, 5.00%, 6/1/27 .............................................. 200 202
Series B, 5.00%, 12/1/27 ............................................. 250 254
Series B, 5.00%, 9/1/33, Continuously Callable @100 ......................... 5,000 5,103
Selma Industrial Development Board Revenue, Series A, 3.45%, 11/1/33, (Put Date 10/1/31)(b) 4,525 4,424
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 11/1/26 .............................................. 2,060 2,064
Series A, 5.00%, 11/1/27 .............................................. 1,975 2,003
Series A, 5.00%, 6/1/31 .............................................. 325 332
Series A, 5.00%, 11/1/33 .............................................. 2,070 2,124
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 3,000 3,044
Series A, 5.00%, 1/1/56, (Put Date 6/1/35)(b) ............................... 2,500 2,516
Series B, 5.25%, 3/1/55, (Put Date 1/1/33)(b) ............................... 9,950 10,193
Series C, 5.00%, 10/1/55, (Put Date 11/1/32)(b) ............................. 1,500 1,565
The Lower Alabama Gas District Revenue, Series A, 5.00%, 12/1/33, Continuously Callable
@100 ........................................................... 2,500 2,555
75,257
Alaska (0.2%):
Municipality of Anchorage Revenue AMT
Series A, 5.00%, 2/1/28 .............................................. 400 410
Series A, 5.00%, 2/1/29 .............................................. 300 311
Series A, 5.00%, 2/1/30 .............................................. 300 315
1,036
Arizona (2.5%):
Arizona IDA Revenue
3.00%, 12/15/31, Continuously Callable @100(a) ............................ 365 346
Series B, 4.00%, 7/1/31 .............................................. 185 185
Chandler IDA Revenue AMT, 4.00%, 6/1/49, (Put Date 6/1/29)(b) .................... 7,500 7,641
Maricopa County IDA Revenue
4.00%, 7/1/29(a) ................................................... 550 549
3.00%, 7/1/31(a) ................................................... 500 484
Series A, 4.00%, 7/1/34, Continuously Callable @100 ......................... 2,500 2,388
Sierra Vista IDA Revenue, 5.00%, 6/15/34, Continuously Callable @100(a) ............. 1,250 1,249
Tempe IDA Revenue
Series A, 4.00%, 12/1/26 ............................................. 240 240
Series A, 4.00%, 12/1/27 ............................................. 355 356
Series A, 4.00%, 12/1/28 ............................................. 365 366
Series A, 4.00%, 12/1/29 ............................................. 380 380
Series A, 4.00%, 12/1/30, Continuously Callable @102 ........................ 495 497
Series A, 4.00%, 12/1/31, Continuously Callable @102 ........................ 465 465
15,146

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
44
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Arkansas (2.2%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30 ..................................................... $ 1,180 $ 1,243
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,200 1,260
5.00%, 9/1/44, (Put Date 9/1/27)(b) ...................................... 4,000 4,034
Series B, 2.88%, 7/1/57, (Put Date 5/15/27)(b) .............................. 2,000 1,999
Arkansas Development Finance Authority Revenue AMT
3.88%, 10/15/65, (Put Date 10/15/32)(b) .................................. 1,000 980
Series A, 4.00%, 9/1/46, (Put Date 3/1/33)(a)(b) ............................. 4,000 3,978
13,494
California (4.6%):
California Community Choice Financing Authority Revenue
Series B, 5.00%, 1/1/55, (Put Date 12/1/32)(b) .............................. 4,000 4,063
Series C, 5.00%, 8/1/55, (Put Date 10/1/32)(b) .............................. 5,000 5,190
Series G, 5.00%, 11/1/55, (Put Date 8/1/32)(b) .............................. 2,500 2,541
California County Tobacco Securitization Agency Revenue, Series A, 5.00%, 6/1/30 ....... 200 209
California Health Facilities Financing Authority Revenue, Series A, 3.85%, 11/15/27,
Continuously Callable @100 ........................................... 1,500 1,500
California Municipal Finance Authority Revenue AMT
Series A, 2.95%, 7/1/41, (Put Date 10/1/26)(b) .............................. 2,000 1,998
Series A, 3.45%, 10/1/41, (Put Date 10/2/28)(b) ............................. 1,500 1,500
California Pollution Control Financing Authority Revenue AMT, 3.00%, 7/1/43, (Put Date
2/16/27)(a)(b) ..................................................... 6,500 6,491
California School Finance Authority Revenue, 4.40%, 12/1/26(a) ..................... 1,000 1,005
City of Los Angeles Department of Airports Revenue AMT, Series F, 5.00%, 5/15/33 ...... 2,030 2,200
Sierra View Local Health Care District Revenue
5.00%, 7/1/27 ..................................................... 315 320
5.00%, 7/1/28 ..................................................... 330 342
5.00%, 7/1/29 ..................................................... 315 329
5.00%, 7/1/30 ..................................................... 310 330
Southern California Public Power Authority Revenue, Series A, 5.00%, 9/1/26 ........... 235 235
28,253
Colorado (0.5%):
Colorado Health Facilities Authority Revenue
Series A, 5.00%, 8/1/29 .............................................. 500 525
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 1,950 2,045
Southlands Metropolitan District No. 1, GO, Series A-1, 3.50%, 12/1/27 ................ 400 402
2,972
Connecticut (1.5%):
Aquarion Water Authority Revenue
Series D, 5.00%, 8/1/30 .............................................. 100 105
Series D, 5.00%, 8/1/31 .............................................. 350 373
Series D, 5.00%, 8/1/32 .............................................. 650 700
City of New Haven, GO, Series A, 5.00%, 8/1/27 ................................ 1,000 1,019
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 2/1/27 .............................................. 600 605
Series B, 5.00%, 2/1/28 .............................................. 525 541
Series B, 5.00%, 2/1/29 .............................................. 550 576
City of West Haven, GO, Series A, 5.00%, 11/1/27 ............................... 650 666
Connecticut State Health & Educational Facilities Authority Revenue, Series B-2, 5.00%,
7/1/53, (Put Date 1/1/27)(b) ........................................... 3,000 3,021
Stamford Housing Authority Revenue, Series C, 4.75%, 10/1/32 ..................... 1,500 1,550
9,156
Florida (3.9%):
Alachua County Health Facilities Authority Revenue
5.00%, 12/1/37, (Put Date 12/1/26)(b) .................................... 3,000 3,002
Series B-1, 4.00%, 10/1/30, Continuously Callable @100 ...................... 735 735
Series B-2, 3.75%, 10/1/30, Continuously Callable @100 ...................... 1,000 987
Series B-3, 3.63%, 10/1/30, Continuously Callable @100 ...................... 1,390 1,363
Brevard County Health Facilities Authority Revenue, Series A, 5.00%, 7/1/31, Continuously
Callable @101 ..................................................... 1,500 1,606
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30 ............................... 110 110
Capital Trust Authority Revenue, Series A, 4.25%, 12/15/34, Continuously Callable @100 .. 3,000 2,948

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
45
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
City of Pompano Beach Revenue, 3.50%, 9/1/30, Continuously Callable @102 ........... $ 3,590 $ 3,522
City of Venice Revenue
Series B-1, 4.63%, 1/1/30, Continuously Callable @100(a) ..................... 750 750
Series B-2, 4.50%, 1/1/30, Continuously Callable @100(a) ..................... 575 575
County of Escambia Revenue, Series B, 3.45%, 11/1/33, (Put Date 10/1/31)(b) ........... 1,500 1,470
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/27 ............................................. 390 395
Series A, 5.00%, 6/15/28, Continuously Callable @100 ........................ 410 415
Series A, 5.00%, 6/15/29, Continuously Callable @100 ........................ 360 364
Series A, 5.00%, 6/15/30, Continuously Callable @100 ........................ 475 480
Florida Development Finance Corp. Revenue AMT, Series A, 3.40%, 9/1/50, (Put Date 9/1/28)
(b) ............................................................. 1,000 996
Florida Local Government Finance Commission Revenue
Series B-2, 4.45%, 11/15/31, Continuously Callable @100(a) ................... 1,500 1,516
Series B-3, 4.20%, 11/15/30, Continuously Callable @100(a) ................... 1,500 1,505
Lee County IDA Revenue, Series B-1, 4.75%, 11/15/29, Continuously Callable @100 ...... 1,000 1,003
23,742
Georgia (6.1%):
Development Authority of Appling County Revenue, Series GA, 1.50%, 9/1/29, Continuously
Callable @100(d) ................................................... 1,000 1,000
Development Authority of Heard County Revenue, Series GA, 3.10%, 9/1/26(d) .......... 1,000 1,000
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31 ................. 1,000 949
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/28 ............................................. 1,000 1,025
Series A, 5.00%, 5/15/29 ............................................. 1,775 1,837
Series B, 5.00%, 12/1/52, (Put Date 6/1/29)(b) .............................. 6,000 6,205
Series C, 5.00%, 12/1/54, (Put Date 12/1/31)(b) ............................. 12,500 13,002
Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(b) .............................. 2,000 2,076
The Development Authority of Burke County Revenue (NBGA - Southern Co.), Series GA,
1.50%, 11/1/52, Continuously Callable @100(d) ............................. 4,100 4,100
The Development Authority of Cobb County Revenue, Series A, 2.25%, 4/1/33, (Put Date
10/1/29)(b) ....................................................... 5,000 4,757
The Development Authority of Monroe County Revenue, Series GA, 2.80%, 6/1/42, (Put Date
3/6/31)(b) ........................................................ 1,500 1,466
37,417
Illinois (6.8%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27 ............................................. 1,400 1,400
Series B, 5.00%, 12/1/31, Continuously Callable @100 ........................ 1,000 1,019
Chicago Park District, GO
Series F-2, 5.00%, 1/1/27 ............................................. 600 604
Series F-2, 5.00%, 1/1/28 ............................................. 1,000 1,027
Series F-2, 5.00%, 1/1/29 ............................................. 1,000 1,045
Series F-2, 5.00%, 1/1/30 ............................................. 1,305 1,382
Series F-2, 5.00%, 1/1/31, Continuously Callable @100 ....................... 2,115 2,230
Series F-2, 5.00%, 1/1/32, Continuously Callable @100 ....................... 1,750 1,839
Chicago Park District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
1/1/31, Continuously Callable @100 ..................................... 750 764
City of Chicago Lakeshore East Special Assessment
2.69%, 12/1/26(a) .................................................. 205 204
2.87%, 12/1/27(a) .................................................. 155 153
City of Chicago Waterworks Revenue
5.00%, 11/1/26 ..................................................... 1,000 1,004
Series A-1, 4.00%, 11/1/26 ............................................ 2,500 2,504
Illinois Development Finance Authority Revenue AMT, 3.45%, 11/1/44, (Put Date 11/2/26)(b) 750 752
Illinois Finance Authority Revenue
5.00%, 10/1/29 .................................................... 500 518
5.00%, 10/1/30 .................................................... 250 262
3.71% (SOFR+115bps), 11/1/34, (Put Date 9/1/28)(b)(c) ....................... 3,380 3,361
Series B, 5.00%, 10/1/34(a) ........................................... 900 933
Series B-1, 5.00%, 8/15/43, (Put Date 8/15/30)(b) ............................ 3,000 3,158
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5.00%, 10/1/30 .................................................... 325 346

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
46
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.00%, 10/1/31, Continuously Callable @100 ............................... $ 450 $ 479
Series B, 5.00%, 4/1/30 .............................................. 250 265
Sales Tax Securitization Corp. Revenue, Series A, 5.00%, 1/1/30 ..................... 2,000 2,119
State of Illinois, GO, Series C, 5.00%, 11/1/29, Continuously Callable @100 ............ 8,985 9,181
The Illinois Sports Facilities Authority Revenue
5.00%, 6/15/28 .................................................... 1,000 1,023
5.00%, 6/15/30 .................................................... 1,500 1,556
5.00%, 6/15/31 .................................................... 575 598
5.00%, 6/15/32, Continuously Callable @100 ............................... 480 499
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29 ..................................................... 750 763
4.00%, 4/1/30 ..................................................... 750 764
41,752
Indiana (2.1%):
City of Rockport Revenue, Series A, 3.70%, 6/1/47, (Put Date 6/1/29)(b) ............... 2,000 2,017
Indiana Bond Bank Revenue
1/15/27(e) ........................................................ 1,280 1,266
1/15/28(e) ........................................................ 1,100 1,059
1/15/29(e) ........................................................ 565 528
7/15/29, Continuously Callable @99(e) ................................... 730 671
Indiana Finance Authority Revenue
5.00%, 4/1/27 ..................................................... 830 835
5.00%, 4/1/28 ..................................................... 870 884
5.00%, 9/15/28 .................................................... 250 257
5.00%, 4/1/29 ..................................................... 1,180 1,212
5.00%, 9/15/30 .................................................... 325 339
Series C-1, 4.13%, 5/15/32, Continuously Callable @100 ...................... 1,000 995
Series C-2, 3.75%, 5/15/32, Continuously Callable @100 ...................... 1,000 977
Indianapolis Local Public Improvement Bond Bank Revenue AMT, Series B2, 5.00%, 1/1/33 1,500 1,605
12,645
Iowa (1.1%):
City of Winterset Sewer Revenue, 4.00%, 6/1/29, Continuously Callable @100 ........... 3,500 3,547
Iowa Student Loan Liquidity Corp. Revenue AMT
Series B, 5.00%, 12/1/28 ............................................. 1,000 1,038
Series B, 5.00%, 12/1/29 ............................................. 800 841
Series B, 5.00%, 12/1/30 ............................................. 665 705
Series B, 5.00%, 12/1/35 ............................................. 635 681
6,812
Kentucky (7.2%):
City of Ashland Revenue
5.00%, 2/1/28 ..................................................... 1,775 1,825
5.00%, 2/1/30 ..................................................... 740 783
County of Carroll Revenue, 1.55%, 9/1/42 ..................................... 5,000 5,000
County of Owen Revenue
Series A, 2.45%, 6/1/39, (Put Date 10/1/29)(b) .............................. 10,000 9,654
Series B, 2.45%, 9/1/39, (Put Date 10/1/29)(b) .............................. 5,000 4,751
Kentucky Economic Development Finance Authority Revenue, 4.50%, 10/1/27, Continuously
Callable @100 ..................................................... 5,000 5,003
Kentucky Public Energy Authority Revenue
Series A, 5.00%, 5/1/55, (Put Date 7/1/30)(b) ............................... 1,000 1,036
Series A, 5.25%, 6/1/55, (Put Date 12/1/29)(b) .............................. 5,000 5,257
Series B, 5.00%, 12/1/33, Continuously Callable @100 ........................ 1,820 1,833
Series B, 5.00%, 1/1/55, (Put Date 8/1/32)(b) ............................... 1,000 1,043
Series C, 4.00%, 2/1/50, (Put Date 2/1/28)(b) ............................... 3,370 3,398
Louisville/Jefferson County Metropolitan Government Revenue, Series D, 5.00%, 10/1/47, (Put
Date 10/1/29)(b) ................................................... 4,000 4,193
43,776
Louisiana (1.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100 ................. 1,000 938
Richland Parish Hospital Service District No. 1A Revenue, 5.00%, 8/1/29, Continuously
Callable @100 ..................................................... 2,000 2,020

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
47
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tangipahoa Parish Hospital Service District No. 1 Revenue, 5.00%, 2/1/32, Continuously
Callable @100 ..................................................... $ 3,470 $ 3,664
6,622
Maryland (1.4%):
Maryland Economic Development Corp. Revenue, Series A, 5.00%, 6/1/27 ............. 1,340 1,359
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28 ..................................................... 1,910 1,955
5.00%, 7/1/29 ..................................................... 1,130 1,174
5.00%, 7/1/30 ..................................................... 1,000 1,053
Town of Chestertown Revenue
Series A, 5.00%, 3/1/31 .............................................. 1,475 1,492
Series A, 5.00%, 3/1/32, Continuously Callable @100 ......................... 1,550 1,563
8,596
Massachusetts (0.9%):
Massachusetts Development Finance Agency Revenue
5.25%, 9/1/26 ..................................................... 875 875
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,425 1,459
Series B, 5.00%, 8/15/55, (Put Date 8/15/31)(b) ............................. 1,000 1,059
Series S, 5.00%, 7/15/28, ETM ......................................... 340 354
Series S, 5.00%, 7/15/30, ETM ......................................... 640 688
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.), Series C, 5.00%, 10/1/30 ........................................ 975 1,042
5,477
Michigan (2.6%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29 ..................................................... 1,995 2,024
5.00%, 7/1/30 ..................................................... 2,290 2,361
Michigan Finance Authority Revenue
4.00%, 2/1/27 ..................................................... 50 50
4.00%, 2/1/32 ..................................................... 285 282
Michigan State Hospital Finance Authority Revenue, Series A-1, 5.00%, 11/15/30 ......... 2,000 2,130
Michigan Strategic Fund Revenue AMT, 4.13%, 8/1/27 ............................ 5,000 5,021
Summit Academy North Revenue
2.25%, 11/1/26 ..................................................... 280 279
4.00%, 11/1/31, Continuously Callable @103 ............................... 1,565 1,498
Wayne County Airport Authority Revenue AMT, Series G, 5.00%, 12/1/26 .............. 2,000 2,009
15,654
Minnesota (0.4%):
Minnesota Municipal Gas Agency Revenue
Series A, 5.00%, 9/1/28 .............................................. 625 639
Series A, 5.00%, 9/1/29 .............................................. 1,575 1,620
2,259
Mississippi (1.8%):
Mississippi Business Finance Corp. Revenue
3.20%, 9/1/28, Continuously Callable @100 ............................... 4,000 3,994
Series K, 1.50%, 11/1/35, Callable 10/1/26 @ 100(d) ......................... 6,685 6,685
10,679
Missouri (0.6%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/28 ..................................................... 415 421
4.00%, 8/1/30 ..................................................... 295 300
Missouri State Environmental Improvement & Energy Resources Authority Revenue AMT,
4.05%, 5/1/38, (Put Date 7/1/30)(b) ...................................... 2,700 2,720
3,441
Nebraska (1.0%):
Central Plains Energy Project Revenue, Series 1, 5.00%, 5/1/53, (Put Date 10/1/29)(b) ..... 6,000 6,206
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
5.00%, 12/1/28, Continuously Callable @100(a) ............................. 700 700
4.00%, 1/1/30, Continuously Callable @103 ............................... 280 281
4.00%, 1/1/31, Continuously Callable @103 ............................... 295 293
1,274

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
48
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New Jersey (0.4%):
New Jersey Higher Education Student Assistance Authority Revenue AMT
Series 1-B, 5.00%, 12/1/29 ............................................ $ 2,000 $ 2,085
Series A, 5.00%, 12/1/30 ............................................. 500 527
2,612
New Mexico (1.9%):
City of Farmington Revenue
Series A, 2.15%, 4/1/33, Continuously Callable @101 ......................... 5,000 4,257
Series C, 3.88%, 6/1/40, (Put Date 6/1/29)(b) ............................... 1,000 1,012
Series E, 3.88%, 6/1/40, (Put Date 6/1/29)(b) ............................... 600 607
New Mexico Hospital Equipment Loan Council Revenue
5.00%, 6/1/27 ..................................................... 770 776
5.00%, 6/1/28 ..................................................... 780 796
5.00%, 6/1/29 ..................................................... 835 864
5.00%, 6/1/30 ..................................................... 525 551
5.00%, 6/1/31, Continuously Callable @100 ............................... 690 723
Village of Los Ranchos de Albuquerque Revenue
5.00%, 9/1/28 ..................................................... 840 873
5.00%, 9/1/31, Continuously Callable @100 ............................... 300 318
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 3.75%,
5/1/28(a) ......................................................... 702 704
11,481
New York (9.9%):
Build NYC Resource Corp. Revenue, Series A, 3.40%, 7/1/27 ....................... 65 65
City of Cortland, GO
Series A, 6.00%, 5/14/27, Continuously Callable @100 ........................ 1,030 1,030
Series B, 5.00%, 5/14/27 ............................................. 6,000 6,019
City of Ithaca, GO
Series A, 4.25%, 2/12/27 ............................................. 2,800 2,811
Series B, 4.50%, 7/16/27 ............................................. 4,338 4,384
City of Little Falls, GO, 4.50%, 7/1/27 ........................................ 2,000 2,008
City of Mount Vernon, GO
4.50%, 12/23/26(a) .................................................. 1,300 1,301
5.00%, 5/28/27(a) .................................................. 3,000 3,015
City of New York, GO, Series B-3, 1.45%, 10/1/46, Continuously Callable @100(d) ....... 3,500 3,500
Metropolitan Transportation Authority Revenue, Series A-2, 5.00%, 11/15/45, (Put Date
5/15/30)(b) ....................................................... 1,830 1,938
New York City Housing Development Corp. Revenue, Series E-2, 3.13%, 11/1/65, (Put Date
7/1/30)(b) ........................................................ 1,000 990
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100 ............................... 1,650 1,558
2.80%, 9/15/69, Continuously Callable @100 ............................... 14,950 13,996
Series A, 1.90%, 11/15/31, Continuously Callable @100 ....................... 2,000 1,755
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-
8105, 1.70%, 8/1/50, Continuously Callable @100(a)(d) ....................... 9 9
South Country Central School District at Brookhaven, GO, Series A, 4.50%, 5/28/27(a) ..... 5,500 5,562
Troy Capital Resource Corp. Revenue, 5.00%, 9/1/27 ............................. 1,250 1,276
Village of Valley Stream, GO, Series A, 4.50%, 5/7/27 ............................ 9,330 9,382
60,599
North Carolina (0.7%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue,
3.45%, 11/1/33, (Put Date 10/1/31)(b) .................................... 1,100 1,082
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 10/1/27 ............................................. 600 606
Series B-1, 2.55%, 9/1/26 ............................................. 1,575 1,575
Series B-1, 4.75%, 9/1/29, Continuously Callable @100 ....................... 410 410
Series B-2, 4.50%, 9/1/29, Continuously Callable @100 ....................... 625 625
4,298
North Dakota (0.4%):
City of Grand Forks Revenue
5.00%, 12/1/31 .................................................... 1,200 1,262
5.00%, 12/1/32, Continuously Callable @100 ............................... 1,300 1,367
2,629

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
49
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ohio (1.9%):
Akron Bath Copley Joint Township Hospital District Revenue
5.00%, 11/15/29, ETM ............................................... $ 275 $ 291
5.00%, 11/15/30, ETM ............................................... 350 375
5.00%, 11/15/31, Pre-refunded 11/15/30 @ 100 ............................. 300 326
Cleveland-Cuyahoga County Port Authority Revenue, Series A, 5.25%, 1/1/34, Continuously
Callable @102(a) ................................................... 500 508
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100 .. 2,000 2,123
County of Hamilton Revenue, 5.00%, 9/15/29 .................................. 1,345 1,385
Ohio Air Quality Development Authority Revenue, 2.40%, 12/1/38, (Put Date 10/1/29)(b) ... 3,250 3,137
Ohio Air Quality Development Authority Revenue AMT, Series A, 3.75%, 1/1/29 ......... 1,000 1,006
State of Ohio Revenue
5.00%, 11/15/27 .................................................... 425 433
5.00%, 11/15/30 .................................................... 710 747
5.00%, 11/15/31, Continuously Callable @100 .............................. 465 488
Series A, 5.00%, 1/15/30 ............................................. 1,000 1,052
11,871
Oklahoma (0.8%):
Muskogee Industrial Trust Revenue, 4.00%, 9/1/28 ............................... 5,000 5,076
Oregon (1.2%):
County of Gilliam Revenue AMT, Series A, 4.25%, 7/1/38, (Put Date 7/2/29)(b) .......... 6,250 6,360
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28 ............................................. 150 153
Series A, 5.00%, 10/1/29 ............................................. 300 310
Series A, 5.00%, 10/1/30 ............................................. 300 312
7,135
Pennsylvania (4.9%):
Chester County IDA Revenue, 5.00%, 3/1/27, Continuously Callable @100 ............. 3,375 3,377
Clairton Municipal Authority Revenue
Series A, 4.00%, 12/1/29 ............................................. 705 716
Series B, 5.00%, 12/1/26 ............................................. 675 678
County of Lehigh Revenue
5.00%, 7/1/28 ..................................................... 1,750 1,806
5.00%, 7/1/29 ..................................................... 2,000 2,093
Delaware County Authority Revenue, 5.00%, 10/1/30 ............................. 1,200 1,227
Latrobe IDA Revenue
5.00%, 3/1/28 ..................................................... 135 137
5.00%, 3/1/29 ..................................................... 175 180
5.00%, 3/1/30 ..................................................... 150 155
5.00%, 3/1/31 ..................................................... 1,500 1,540
5.00%, 3/1/31 ..................................................... 175 182
Pennsylvania Economic Development Financing Authority Revenue, Series B, 5.00%, 6/15/31,
Continuously Callable @100 ........................................... 4,000 4,275
Pennsylvania Economic Development Financing Authority Revenue AMT
Series A, 2.51% (MUNIPSA+75bps), 7/1/51, (Put Date 7/2/29)(b)(c) .............. 2,500 2,500
Series B-2, 3.05%, 4/1/49, (Put Date 1/15/27)(b) ............................. 3,000 2,994
Pennsylvania Higher Education Assistance Agency Revenue AMT, Series 1A, 5.00%, 6/1/30 . 500 520
Philadelphia IDA Revenue
5.00%, 6/15/28(a) .................................................. 210 214
5.00%, 6/15/29, Continuously Callable @100(a) ............................. 220 223
5.00%, 6/15/30, Continuously Callable @100(a) ............................. 145 147
Series DB-8161, 1.70%, 7/1/61, Callable 8/6/27 @ 100(a)(d) .................... 5,000 5,000
The Berks County Municipal Authority Revenue
Series A1, 8.00%, 6/30/34, Continuously Callable @104 ....................... 177 181
Series A-2A, 6.00%, 6/30/34, Continuously Callable @104 ..................... 89 93
Series A3, 5.00%, 6/30/39, Continuously Callable @100 ....................... 1,190 1,113
Series B1, 0.00%, 6/30/44, Continuously Callable @91(f) ...................... 595 454
29,805
Rhode Island (0.1%):
Rhode Island Student Loan Authority Revenue AMT, Series A, 5.00%, 12/1/31 ........... 830 876

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
50
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
South Carolina (1.3%):
Piedmont Municipal Power Agency Revenue, Series D, 4.00%, 1/1/32, Continuously Callable
@100 ........................................................... $ 2,220 $ 2,247
South Carolina Jobs-Economic Development Authority Revenue, 4.00%, 12/1/35,
Continuously Callable @100 ........................................... 3,000 2,866
South Carolina Jobs-Economic Development Authority Revenue AMT, Series A, 3.95%, 4/1/33 2,750 2,678
7,791
Tennessee (1.9%):
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue, Series B, 5.00%, 7/1/32 .................................. 2,000 2,158
Tennergy Corp. Revenue
Series A, 4.00%, 12/1/51, (Put Date 9/1/28)(b) .............................. 4,130 4,169
Series A, 5.50%, 10/1/53, (Put Date 12/1/30)(b) ............................. 5,000 5,261
11,588
Texas (7.2%):
Arlington Higher Education Finance Corp. Revenue
Series A, 5.00%, 8/15/31 ............................................. 835 894
Series A, 5.00%, 8/15/32 ............................................. 1,055 1,135
City of Austin Airport System Revenue AMT, Series B, 5.00%, 11/15/32 ............... 2,000 2,154
City of Galveston Wharves & Terminal Revenue AMT
Series A, 5.00%, 8/1/27 .............................................. 280 284
Series A, 5.00%, 8/1/28 .............................................. 230 237
Series A, 5.00%, 8/1/29 .............................................. 250 260
Series A, 5.00%, 8/1/30 .............................................. 345 361
Series A, 5.00%, 8/1/31 .............................................. 660 695
City of San Antonio Airport System Revenue AMT
5.00%, 7/1/27 ..................................................... 1,700 1,727
5.00%, 7/1/28 ..................................................... 1,360 1,405
County of Wise Revenue
5.00%, 8/15/29 .................................................... 880 908
5.00%, 8/15/31 .................................................... 680 706
5.00%, 8/15/32, Continuously Callable @100 ............................... 450 467
5.00%, 8/15/33, Continuously Callable @100 ............................... 930 960
Dallas Fort Worth International Airport Revenue AMT, Series A-2, 5.00%, 11/1/50, (Put Date
11/1/32)(b) ....................................................... 3,000 3,203
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49 ..................................................... 1,400 1,411
Series A, 5.00%, 11/15/54, (Put Date 5/15/32)(b) ............................ 2,000 2,131
Las Varas Public Facility Corp. Revenue, Series A, 3.35%, 11/1/44, (Put Date 11/1/29)(b) ... 3,500 3,428
Martin County Hospital District, GO
4.00%, 4/1/27 ..................................................... 300 302
4.00%, 4/1/29 ..................................................... 405 413
4.00%, 4/1/32, Continuously Callable @100 ............................... 350 355
Mission Economic Development Corp. Revenue AMT, 5.00%, 12/1/64, (Put Date 6/1/30)(b) . 800 833
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/28(g) ............................................ 663 643
Series B2, 4.63%, 10/1/30, Continuously Callable @100 ....................... 1,000 1,001
Series B3, 4.25%, 10/1/30, Continuously Callable @100 ....................... 1,000 1,000
Port of Port Arthur Navigation District Revenue
Series A, 1.50%, 4/1/40, Continuously Callable @100(d) ...................... 1,585 1,585
Series B, 1.50%, 4/1/40, Continuously Callable @100(d) ...................... 4,275 4,275
Series C, 1.50%, 4/1/40, Continuously Callable @100(d) ...................... 3,255 3,255
Port of Port Arthur Navigation District Revenue AMT, 5.00%, 3/1/27 .................. 940 948
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27 .......... 2,000 2,037
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, 5.00%, 1/1/55, (Put Date 1/1/34)
(b) ............................................................. 2,000 2,082
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31,
Continuously Callable @100 ........................................... 2,355 2,358
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-DBE-
8158, 1.70%, 8/1/62, Continuously Callable @100(a)(d) ....................... 600 600
44,053

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
51
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/29, Continuously Callable @103 ............................... $ 445 $ 445
4.00%, 5/1/30, Continuously Callable @103 ............................... 230 229
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/26 ..... 1,000 1,000
1,674
Virginia (1.8%):
James City County Economic Development Authority Revenue, Series A, 4.00%, 12/1/30,
Continuously Callable @103 ........................................... 220 221
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2023-DBE-8106, 1.70%, 6/1/63, Continuously Callable @100(a)(d) .......... 5,855 5,855
Marquis Community Development Authority of York County Revenue, 1.50%, 9/1/45(a)(g) .. 1,074 387
Marquis Community Development Authority of York County Tax Allocation
Series A, 1.02%, 9/1/36(g) ............................................ 3,506 1,262
Series C, 9/1/41(e) .................................................. 5,111 5
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @101 ........ 1,700 1,703
Virginia Small Business Financing Authority Revenue, Series A, 5.00%, 1/1/30, Continuously
Callable @103 ..................................................... 1,250 1,306
10,739
Washington (0.6%):
Port of Seattle Revenue AMT, Series B, 5.00%, 4/1/31 ............................ 1,500 1,597
Washington Health Care Facilities Authority Revenue, 5.00%, 8/15/27 ................. 2,175 2,199
3,796
Wisconsin (2.7%):
Public Finance Authority Revenue
5.50%, 12/1/26(a) .................................................. 200 200
4.00%, 3/1/27(a) ................................................... 795 795
5.50%, 12/1/27(a) .................................................. 200 202
4.00%, 3/1/28(a) ................................................... 840 836
5.50%, 12/1/28(a) .................................................. 310 315
5.50%, 12/1/29(a) .................................................. 485 496
3.25%, 1/1/30 ..................................................... 1,795 1,777
5.00%, 4/1/30(a) ................................................... 500 512
5.50%, 12/1/30(a) .................................................. 345 355
5.50%, 12/1/31(a) .................................................. 375 386
Series 1-A, 3.60% (SOFR+115bps), 12/1/68, (Put Date 5/1/29)(a)(b)(c) ............ 3,000 2,997
Series A, 5.00%, 6/1/30 .............................................. 750 771
Series B, 5.00%, 12/1/30 ............................................. 2,405 2,500
Series B, 5.00%, 12/1/31 ............................................. 2,725 2,838
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 3/15/30 .................................................... 325 329
Series B, 4.00%, 9/15/26 ............................................. 110 110
Series B, 4.00%, 9/15/27 ............................................. 140 141
Series B, 4.00%, 9/15/28, Continuously Callable @103 ........................ 200 203
Series B, 4.00%, 9/15/29, Continuously Callable @103 ........................ 305 310
Series B, 4.00%, 9/15/30, Continuously Callable @103 ........................ 320 325
Series B, 4.00%, 9/15/31, Continuously Callable @103 ........................ 315 319
16,717
Total Municipal Bonds (Cost $617,617)
a
a
a
604,406
Total Investments (Cost $617,617) — 99.0% 604,406
Other assets in excess of liabilities —  1.0% 6,404
NET ASSETS - 100.00% $ 610,810
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$52,073 (thousands) and amounted to 8.5% of net assets.
(b) Put Bond.
(c) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2026.
(d) Variable Rate Demand Notes that provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Zero-coupon bond.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Currently the issuer is in default with respect to interest and/or principal payments.

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
52
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SIFMA
—
Securities Industry and Financial Markets Association
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statements of Assets and Liabilities
August 31, 2026
53
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Intermediate-Term
Fund
Victory Tax Exempt
Long-Term Fund
Victory Tax Exempt
Short-Term Fund
Assets:
Investments, at value (Cost $2,818,853, $1,659,622 and $617,617) $ 2,704,461 $ 1,532,686 $ 604,406
Cash 209 10,230 1,421
Receivables:
Interest 32,516 15,750 6,801
Capital shares issued 1,072 164 93
From Adviser 50 6 6
Prepaid expenses 64 49 40
Total Assets 2,738,372 1,558,885 612,767
Liabilities:
Payables:
Distributions 913 829 151
Investments purchased 19,109 11,224 948
Capital shares redeemed 4,628 1,661 524
Accrued expenses and other payables:
Investment advisory fees 651 428 168
Administration fees 325 197 77
Custodian fees 2 11 1
Transfer agent fees 136 56 29
Compliance fees 2 1 — (a)
Trustees' fees — (a) 1 1
12b-1 fees 3 — (a) 1
Other accrued expenses 92 67 57
Total Liabilities 25,861 14,475 1,957
Commitments and contingencies (Note 4 )
Net Assets:
Capital 2,990,166 1,795,540 654,668
Total accumulated earnings (loss) (277,655) (251,130) (43,858)
Net Assets $ 2,712,511 $ 1,544,410 $ 610,810
Net Assets:
Fund Shares $ 2,133,070 $ 1,485,544 $ 584,291
Institutional Shares 548,746 55,600 19,798
Class A 30,695 3,266 6,721
Total $ 2,712,511 $ 1,544,410 $ 610,810
Shares (unlimited number of shares authorized with no par value):
Fund Shares 172,103 126,031 56,857
Institutional Shares 44,289 4,718 1,925
Class A 2,477 277 653
Total 218,869 131,026 59,435
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 12.39 $ 11.79 $ 10.28
Institutional Shares 12.39 11.78 10.28
Class A 12.39 11.77 10.29
Maximum Sales Charge — Class A 2.25% 2.25% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 12.68 $ 12.04 $ 10.53
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended August 31, 2026
54
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax Exempt
Intermediate-Term
Fund
Victory Tax Exempt
Long-Term Fund
Victory Tax Exempt
Short-Term Fund
Investment Income:
Interest $ 56,220 $ 33,794 $ 10,427
Total Income 56,220 33,794 10,427
Expenses:
Investment advisory fees 4,037 2,538 1,022
Administration fees — Fund Shares 1,658 1,159 449
Administration fees — Institutional Shares 278 26 11
Administration fees — Class A 23 2 4
Sub-Administration fees 13 12 10
12b-1 fees — Class A 39 4 6
Custodian fees 56 32 13
Transfer agent fees — Fund Shares 343 221 120
Transfer agent fees — Institutional Shares 288 27 11
Transfer agent fees — Class A 16 2 3
Trustees' fees 25 24 24
Compliance fees 11 6 2
Legal and audit fees 30 28 28
State registration and filing fees 51 34 34
Interfund lending fees — (a) — —
Other expenses 100 64 42
Recoupment of prior expenses waived/reimbursed by Adviser 41 23 6
Total Expenses 7,009 4,202 1,785
Less fees paid indirectly (56) (32) (13)
Expenses waived/reimbursed by Adviser (189) (38) (28)
Net Expenses 6,764 4,132 1,744
Net Investment Income (Loss) 49,456 29,662 8,683
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,435) (673) (18)
Net change in unrealized appreciation/depreciation on investment securities (85,676) (57,329) (8,693)
Net realized/unrealized gains (losses) on investments (87,111) (58,002) (8,711)
Change in net assets resulting from operations $ (37,655) $ (28,340) $ (28)
(a) Rounds to less than $1 thousand.

55
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Intermediate-
Term Fund
Victory Tax Exempt Long-Term
Fund
Victory Tax Exempt Short-Term
Fund
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 49,456 $ 99,410 $ 29,662 $ 60,479 $ 8,683 $ 17,853
Net realized gains (losses) (1,435) 2,305 (673) (6,768) (18) (33)
Net change in unrealized
appreciation/depreciation (85,676) 27,303 (57,329) 7,879 (8,693) 9,830
Change in net assets resulting from
operations (37,655) 129,018 (28,340) 61,590 (28) 27,650
Distributions to Shareholders:
Fund Shares (38,943) (79,978) (28,567) (59,075) (8,304) (17,152)
Institutional Shares (9,890) (18,877) (990) (1,424) (308) (585)
Class A (509) (939) (57) (108) (66) (100)
Change in net assets resulting from
distributions to shareholders (49,342) (99,794) (29,614) (60,607) (8,678) (17,837)
Change in net assets resulting from
capital transactions (41,705) (243,944) (17,835) (77,526) (14,736) (27,154)
Change in net assets (128,702) (214,720) (75,789) (76,543) (23,442) (17,341)
Net Assets:
Beginning of period 2,841,213 3,055,933 1,620,199 1,696,742 634,252 651,593
End of period $ 2,712,511 $ 2,841,213 $ 1,544,410 $ 1,620,199 $ 610,810 $ 634,252

56
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Intermediate-
Term Fund
Victory Tax Exempt Long-Term
Fund
Victory Tax Exempt Short-Term
Fund
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Six Months
Ended
August 31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 76,943 $ 189,047 $ 28,447 $ 54,073 $ 19,472 $ 52,611
Distributions reinvested 33,816 69,604 23,377 48,795 7,277 15,049
Cost of shares redeemed (162,781) (498,363) (84,482) (185,658) (42,020) (97,585)
Total Fund Shares $ (52,022) $ (239,712) $ (32,658) $ (82,790) $ (15,271) $ (29,925)
Institutional Shares
Proceeds from shares issued $ 71,019 $ 174,720 $ 19,493 $ 18,520 $ 3,702 $ 12,243
Distributions reinvested 9,156 17,670 969 1,396 303 553
Cost of shares redeemed (70,356) (197,640) (5,851) (14,867) (6,191) (10,370)
Total Institutional Shares $ 9,819 $ (5,250) $ 14,611 $ 5,049 $ (2,186) $ 2,426
Class A
Proceeds from shares issued $ 3,496 $ 5,505 $ 456 $ 253 $ 2,893 $ 921
Distributions reinvested 483 878 50 95 63 94
Cost of shares redeemed (3,481) (5,365) (294) (133) (235) (670)
Total Class A $ 498 $ 1,018 $ 212 $ 215 $ 2,721 $ 345
Change in net assets resulting from
capital transactions $ (41,705) $ (243,944) $ (17,835) $ (77,526) $ (14,736) $ (27,154)
Share Transactions:
Fund Shares
Issued 6,105 15,175 2,361 4,559 1,888 5,121
Reinvested 2,693 5,580 1,950 4,125 707 1,462
Redeemed (12,915) (40,046) (7,026) (15,701) (4,075) (9,482)
Total Fund Shares (4,117) (19,291) (2,715) (7,017) (1,480) (2,899)
Institutional Shares
Issued 5,636 14,082 1,620 1,564 358 1,189
Reinvested 729 1,416 81 118 29 54
Redeemed (5,589) (15,890) (486) (1,261) (600) (1,009)
Total Institutional Shares 776 (392) 1,215 421 (213) 234
Class A
Issued 278 439 37 21 281 90
Reinvested 38 70 4 8 6 9
Redeemed (277) (432) (24) (11) (23) (65)
Total Class A 39 77 17 18 264 34
Change in Shares (3,302) (19,606) (1,483) (6,578) (1,429) (2,631)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
57
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $12.79 $12.64 $12.56 $12.36 $13.00 $13.85 $13.33
Investment Activities:
Net investment income (loss)(b) 0.22 0.43 0.42 0.41 0.35 0.33 0.37
Net realized and unrealized gains
(losses) (0.40) 0.15 0.08 0.20 (0.64) (0.85) 0.52
Total from Investment
Activities (0.18) 0.58 0.50 0.61 (0.29) (0.52) 0.89
Distributions to Shareholders from:
Net investment income (0.22) (0.43) (0.42) (0.41) (0.35) (0.33) (0.37)
Total Distributions (0.22) (0.43) (0.42) (0.41) (0.35) (0.33) (0.37)
Net Asset Value, End of Period $12.39 $12.79 $12.64 $12.56 $12.36 $13.00 $13.85
Total Return(c)(d) (1.39)% 4.73% 4.05% 5.04% (2.19)% (3.86)% 6.72%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.49%(g) 0.48%(g) 0.48%(g) 0.49%(g) 0.49% 0.53% 0.50%
Net Investment Income (Loss)
(e)(h) 3.53% 3.44% 3.33% 3.29% 3.10% 2.39% 2.69%
Gross Expenses(e)(f) 0.49%(g) 0.48%(g) 0.48%(g) 0.50%(g) 0.49% 0.53% 0.50%
Supplemental Data:
Net Assets at end of period
(000's) $2,133,070 $2,253,702 $2,471,290 $2,557,919 $2,977,555 $3,670,223 $4,059,780
Portfolio Turnover(c)( i ) 6% 11% 13% 8% 11% 13% 23%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.79 $12.64 $12.56 $12.35 $13.00 $13.85 $13.57
Investment Activities:
Net investment income (loss)(c) 0.23 0.44 0.42 0.41 0.36 0.34 0.27
Net realized and unrealized gains
(losses) (0.40) 0.15 0.08 0.21 (0.65) (0.85) 0.29
Total from Investment
Activities (0.17) 0.59 0.50 0.62 (0.29) (0.51) 0.56
Distributions to Shareholders from:
Net investment income (0.23) (0.44) (0.42) (0.41) (0.36) (0.34) (0.28)
Total Distributions (0.23) (0.44) (0.42) (0.41) (0.36) (0.34) (0.28)
Net Asset Value, End of Period $12.39 $12.79 $12.64 $12.56 $12.35 $13.00 $13.85
Total Return(d)(e) (1.37)% 4.78% 4.08% 5.16% (2.24)% (3.78)% 4.15%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.45%( i ) 0.44%( i ) 0.44%( i ) 0.46%( i ) 0.46% 0.44% 0.44%
Net Investment Income (Loss)
(f)(j) 3.57% 3.48% 3.37% 3.32% 3.13% 2.47% 2.61%
Gross Expenses(f)(h) 0.52%( i ) 0.50%( i ) 0.51%( i ) 0.53%( i ) 0.52% 0.54% 0.51%
Supplemental Data:
Net Assets at end of period
(000's) $548,746 $556,330 $554,800 $619,555 $779,029 $1,020,822 $996,601
Portfolio Turnover(d)(k) 6% 11% 13% 8% 11% 13% 23%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

59
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Class A
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $12.79 $12.64 $12.56 $12.36 $13.00 $13.85 $13.33
Investment Activities:
Net investment income (loss)(b) 0.21 0.40 0.39 0.38 0.33 0.30 0.33
Net realized and unrealized gains
(losses) (0.40) 0.15 0.08 0.20 (0.65) (0.86) 0.52
Total from Investment
Activities (0.19) 0.55 0.47 0.58 (0.32) (0.56) 0.85
Distributions to Shareholders from:
Net investment income (0.21) (0.40) (0.39) (0.38) (0.32) (0.29) (0.33)
Total Distributions (0.21) (0.40) (0.39) (0.38) (0.32) (0.29) (0.33)
Net Asset Value, End of Period $12.39 $12.79 $12.64 $12.56 $12.36 $13.00 $13.85
Total Return(c)(d) (1.52)% 4.48% 3.80% 4.79% (2.41)% (4.10)% 6.46%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.75%(g) 0.72%(g) 0.71%(g) 0.74%(g) 0.74% 0.78% 0.75%
Net Investment Income (Loss)
(e)(h) 3.27% 3.19% 3.11% 3.05% 2.85% 2.14% 2.43%
Gross Expenses(e)(f) 0.87%(g) 0.84%(g) 0.86%(g) 0.89%(g) 0.87% 0.87% 0.86%
Supplemental Data:
Net Assets at end of period
(000's) $30,695 $31,181 $29,843 $23,401 $24,533 $28,588 $23,934
Portfolio Turnover(c)( i ) 6% 11% 13% 8% 11% 13% 23%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $12.23 $12.20 $12.06 $11.79 $12.92 $13.71 $13.21
Investment Activities:
Net investment income (loss)(b) 0.22 0.45 0.44 0.44 0.39 0.38 0.42
Net realized and unrealized gains
(losses) (0.44) 0.03 0.14 0.28 (1.14) (0.79) 0.50
Total from Investment
Activities (0.22) 0.48 0.58 0.72 (0.75) (0.41) 0.92
Distributions to Shareholders from:
Net investment income (0.22) (0.45) (0.44) (0.45) (0.38) (0.38) (0.42)
Total Distributions (0.22) (0.45) (0.44) (0.45) (0.38) (0.38) (0.42)
Net Asset Value, End of Period $11.79 $12.23 $12.20 $12.06 $11.79 $12.92 $13.71
Total Return(c)(d) (1.78)% 4.10% 4.93% 6.22% (5.79)% (3.15)% 7.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.52%(g) 0.46%(g) 0.45%(g) 0.43%(g) 0.46% 0.50% 0.47%
Net Investment Income (Loss)
(e)(h) 3.71% 3.77% 3.65% 3.75% 3.49% 2.73% 3.13%
Gross Expenses(e)(f) 0.52%(g) 0.46%(g) 0.45%(g) 0.44%(g) 0.47% 0.50% 0.48%
Supplemental Data:
Net Assets at end of period
(000's) $1,485,544 $1,574,200 $1,656,204 $1,737,393 $1,825,576 $2,127,775 $2,404,178
Portfolio Turnover(c)( i ) 4% 4% 4% 4% 10% 10% 21%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

61
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.22 $12.20 $12.06 $11.79 $12.91 $13.71 $13.40
Investment Activities:
Net investment income (loss)(c) 0.23 0.45 0.45 0.44 0.39 0.39 0.31
Net realized and unrealized gains
(losses) (0.44) 0.02 0.14 0.28 (1.12) (0.81) 0.32
Total from Investment
Activities (0.21) 0.47 0.59 0.72 (0.73) (0.42) 0.63
Distributions to Shareholders from:
Net investment income (0.23) (0.45) (0.45) (0.45) (0.39) (0.38) (0.32)
Total Distributions (0.23) (0.45) (0.45) (0.45) (0.39) (0.38) (0.32)
Net Asset Value, End of Period $11.78 $12.22 $12.20 $12.06 $11.79 $12.91 $13.71
Total Return(d)(e) (1.76)% 4.05% 4.96% 6.24% (5.69)% (3.16)% 4.71%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.47%( i ) 0.42%( i ) 0.42%( i ) 0.41%( i ) 0.44% 0.44% 0.44%
Net Investment Income (Loss)
(f)(j) 3.74% 3.81% 3.69% 3.77% 3.52% 2.92% 3.03%
Gross Expenses(f)(h) 0.57%( i ) 0.53%( i ) 0.55%( i ) 0.53%( i ) 0.59% 0.65% 0.98%
Supplemental Data:
Net Assets at end of period
(000's) $55,600 $42,826 $37,592 $42,037 $52,513 $64,506 $5,533
Portfolio Turnover(d)(k) 4% 4% 4% 4% 10% 10% 21%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Class A
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $12.21 $12.18 $12.04 $11.77 $12.90 $13.69 $13.19
Investment Activities:
Net investment income (loss)(b) 0.21 0.42 0.42 0.42 0.36 0.35 0.40
Net realized and unrealized gains
(losses) (0.44) 0.03 0.14 0.27 (1.13) (0.79) 0.50
Total from Investment
Activities (0.23) 0.45 0.56 0.69 (0.77) (0.44) 0.90
Distributions to Shareholders from:
Net investment income (0.21) (0.42) (0.42) (0.42) (0.36) (0.35) (0.40)
Total Distributions (0.21) (0.42) (0.42) (0.42) (0.36) (0.35) (0.40)
Net Asset Value, End of Period $11.77 $12.21 $12.18 $12.04 $11.77 $12.90 $13.69
Total Return(c)(d) (1.88)% 3.89% 4.73% 6.01% (5.97)% (3.33)% 6.80%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.72%(g) 0.67%(g) 0.65%(g) 0.64%(g) 0.66% 0.69% 0.67%
Net Investment Income (Loss)
(e)(h) 3.50% 3.57% 3.46% 3.54% 3.32% 2.56% 2.94%
Gross Expenses(e)(f) 1.46%(g) 1.26%(g) 1.40%(g) 1.13%(g) 1.18% 1.11% 1.08%
Supplemental Data:
Net Assets at end of period
(000's) $3,266 $3,173 $2,946 $3,350 $4,718 $3,789 $8,466
Portfolio Turnover(c)( i ) 4% 4% 4% 4% 10% 10% 21%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

63
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Fund Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.42 $10.26 $10.13 $9.99 $10.24 $10.63 $10.32
Investment Activities:
Net investment income (loss)(b) 0.14 0.29 0.30 0.28 0.20 0.13 0.14
Net realized and unrealized gains
(losses) (0.14) 0.16 0.13 0.15 (0.25) (0.39) 0.31
Total from Investment
Activities —(c) 0.45 0.43 0.43 (0.05) (0.26) 0.45
Distributions to Shareholders from:
Net investment income (0.14) (0.29) (0.30) (0.29) (0.20) (0.13) (0.14)
Total Distributions (0.14) (0.29) (0.30) (0.29) (0.20) (0.13) (0.14)
Net Asset Value, End of Period $10.28 $10.42 $10.26 $10.13 $9.99 $10.24 $10.63
Total Return(d)(e) 0.05% 4.41% 4.27% 4.34% (0.51)% (2.52)% 4.42%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.56%(h) 0.55%(h) 0.46%(h) 0.50%(h) 0.49% 0.56% 0.53%
Net Investment Income (Loss)
(f)( i ) 2.77% 2.78% 2.91% 2.83% 2.13% 1.18% 1.37%
Gross Expenses(f)(g) 0.56%(h) 0.55%(h) 0.47%(h) 0.50%(h) 0.50% 0.56% 0.54%
Supplemental Data:
Net Assets at end of period
(000's) $584,291 $607,901 $628,391 $672,740 $750,619 $983,453 $1,181,011
Portfolio Turnover(d)(j) 15% 31% 31% 13% 17% 16% 66%(k)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
( i ) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.43 $10.27 $10.13 $10.00 $10.25 $10.64 $10.50
Investment Activities:
Net investment income (loss)(c) 0.15 0.29 0.30 0.29 0.20 0.14 0.11
Net realized and unrealized gains
(losses) (0.15) 0.16 0.14 0.13 (0.25) (0.40) 0.14
Total from Investment
Activities —(d) 0.45 0.44 0.42 (0.05) (0.26) 0.25
Distributions to Shareholders from:
Net investment income (0.15) (0.29) (0.30) (0.29) (0.20) (0.13) (0.11)
Total Distributions (0.15) (0.29) (0.30) (0.29) (0.20) (0.13) (0.11)
Net Asset Value, End of Period $10.28 $10.43 $10.27 $10.13 $10.00 $10.25 $10.64
Total Return(e)(f) (0.03)% 4.45% 4.41% 4.27% (0.49)% (2.43)% 2.39%
Ratios to Average Net Assets:
Net Expenses(g)(h)( i ) 0.51%(j) 0.51%(j) 0.42%(j) 0.46%(j) 0.46% 0.48% 0.47%
Net Investment Income (Loss)
(g)(k) 2.82% 2.81% 2.95% 2.87% 2.15% 1.28% 1.33%
Gross Expenses(g)( i ) 0.66%(j) 0.64%(j) 0.63%(j) 0.57%(j) 0.59% 0.55% 0.69%
Supplemental Data:
Net Assets at end of period
(000's) $19,798 $22,288 $19,546 $19,154 $26,983 $41,969 $25,038
Portfolio Turnover(e)(l) 15% 31% 31% 13% 17% 16% 66%(m)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Amount is less than $0.005 per share.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
( i ) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(m) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

65
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Class A
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $10.43 $10.28 $10.14 $10.00 $10.26 $10.64 $10.34
Investment Activities:
Net investment income (loss)(b) 0.13 0.26 0.28 0.27 0.17 0.10 0.12
Net realized and unrealized gains
(losses) (0.14) 0.15 0.14 0.14 (0.25) (0.38) 0.30
Total from Investment
Activities (0.01) 0.41 0.42 0.41 (0.08) (0.28) 0.42
Distributions to Shareholders from:
Net investment income (0.13) (0.26) (0.28) (0.27) (0.18) (0.10) (0.12)
Total Distributions (0.13) (0.26) (0.28) (0.27) (0.18) (0.10) (0.12)
Net Asset Value, End of Period $10.29 $10.43 $10.28 $10.14 $10.00 $10.26 $10.64
Total Return(c)(d) (0.06)% 4.08% 4.15% 4.16% (0.76)% (2.64)% 4.07%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.77%(g) 0.78%(g) 0.66%(g) 0.67%(g) 0.67% 0.78% 0.76%
Net Investment Income (Loss)
(e)(h) 2.56% 2.55% 2.71% 2.66% 1.87% 0.96% 1.12%
Gross Expenses(e)(f) 1.23%(g) 1.27%(g) 1.26%(g) 1.11%(g) 0.98% 0.93% 0.88%
Supplemental Data:
Net Assets at end of period
(000's) $6,721 $4,063 $3,656 $4,100 $4,104 $12,792 $16,590
Portfolio Turnover(c)( i ) 15% 31% 31% 13% 17% 16% 66%(j)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
( i ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Notes to Financial Statements
August 31, 2026
Victory Portfolios III
66
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following three funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s net asset value to be more reliable than it otherwise would be.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Tax Exempt Intermediate-Term Fund Tax Exempt Intermediate-Term Fund Fund Shares, Institutional Shares,
and Class A
Victory Tax Exempt Long-Term Fund Tax Exempt Long-Term Fund Fund Shares, Institutional Shares,
and Class A
Victory Tax Exempt Short-Term Fund Tax Exempt Short-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
67
(Unaudited)
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of August 31, 2026, there were no significant transfers into or out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2026, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Level 1 Level 2 Level 3 Total
Tax Exempt Intermediate-Term Fund
Municipal Bonds .............................................. $ — $ 2,704,461 $ — $ 2,704,461
Total ....................................................... $ — $ 2,704,461 $ — $ 2,704,461
Tax Exempt Long-Term Fund
Municipal Bonds .............................................. — 1,532,686 — 1,532,686
Total ....................................................... $ — $ 1,532,686 $ — $ 1,532,686
Tax Exempt Short-Term Fund
Municipal Bonds .............................................. — 604,406 — 604,406
Total ....................................................... $ — $ 604,406 $ — $ 604,406

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
68
(Unaudited)
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended August 31, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each share class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Intermediate-Term Fund ............................................................ $ 200,967 $ 170,770
Tax Exempt Long-Term Fund ................................................................. 56,462 74,077
Tax Exempt Short-Term Fund ................................................................. 119,795 85,953
Base Rate
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Comparative Index
Tax Exempt Intermediate-Term Fund ....................................... Lipper Intermediate Municipal Debt Funds
Tax Exempt Long-Term Fund ............................................ Lipper General & Insured Municipal Debt Funds
Tax Exempt Short-Term Fund ............................................ Lipper Short Municipal Debt Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
69
(Unaudited)
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended August 31, 2026, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’s performance to the Lipper Index listed in the table below.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’s annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each share class pays a positive performance fee adjustment for a performance period whenever that class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Intermediate-Term Fund ............................................................ $ 200,967 $ 170,770
Tax Exempt Long-Term Fund ................................................................. 56,462 74,077
Tax Exempt Short-Term Fund ................................................................. 119,795 85,953
Base Rate
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Comparative Index
Tax Exempt Intermediate-Term Fund ....................................... Lipper Intermediate Municipal Debt Funds
Tax Exempt Long-Term Fund ............................................ Lipper General & Insured Municipal Debt Funds
Tax Exempt Short-Term Fund ............................................ Lipper Short Municipal Debt Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
For the six months ended August 31, 2026, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2026, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and the implementation of new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2026, are reflected on the
Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as Transfer agent fees.
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund ................................................... $ 81 39 N/A
as annual % rate ................................................................ 0.01% 0.01% N/A
Tax Exempt Long-Term Fund ........................................................ $ 289 8 —(a)
as annual % rate ................................................................ 0.04% 0.03% 0.02%
Tax Exempt Short-Term Fund ........................................................ $ 141 5 1
as annual % rate ................................................................ 0.05% 0.04% 0.02%
(a) Rounds to less than $1 thousand.
Annual Charge
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund ..................................................... 0.15% 0.10% 0.15%
Tax Exempt Long-Term Fund .......................................................... 0.15% 0.10% 0.15%
Tax Exempt Short-Term Fund .......................................................... 0.15% 0.10% 0.15%
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund ................................................................. 0.10% 0.10%
Tax Exempt Long-Term Fund ...................................................................... 0.10% 0.10%
Tax Exempt Short-Term Fund ...................................................................... 0.10% 0.10%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
70
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2026, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
For the six months ended August 31, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ —(a)
(a) Rounds to less than $1 thousand.
In effect until June 30, 2027
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.75%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.70%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.51% 0.47% 0.75%
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ 41
Tax Exempt Long-Term Fund ............................................................................ 23
Tax Exempt Short-Term Fund ............................................................................ 6

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
71
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale and/or servicing of Class A. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2026, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2026, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
For the six months ended August 31, 2026, the following recoupment amounts were paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ —(a)
(a) Rounds to less than $1 thousand.
In effect until June 30, 2027
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.75%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.70%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.51% 0.47% 0.75%
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ 41
Tax Exempt Long-Term Fund ............................................................................ 23
Tax Exempt Short-Term Fund ............................................................................ 6
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Funds in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2026.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in each Fund. Each Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Funds may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises, and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund(s)’ portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk — The Fund(s) are subject to the risk that the market value of the bonds in their portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise.
The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater its sensitivity is to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund(s) is affected in several ways. Most likely, the Fund(s) will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund(s) also may realize a taxable capital gain (or loss).
February 28,
2027
February 29,
2028
February 28,
2029
February 28,
2030 Total
Tax Exempt Intermediate-Term Fund ........................... $ 265 $ 480 $ 372 $ 189 $ 1,306
Tax Exempt Long-Term Fund ................................ 70 103 65 38 276
Tax Exempt Short-Term Fund ................................ 22 81 49 28 180

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
72
(Unaudited)
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended August 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended August 31, 2026, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2026.
7. Federal Income Tax Information:
Distributions from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2026, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
Borrower or
Lender
Amount
Outstanding at
August 31, 2026
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Tax Exempt Intermediate-Term Fund .................. Borrower $ — $ 1,404 4.14% $ 1,404
Declared Paid
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Intermediate-Term Fund ........................................ $ (77,164) $ (85,654) $ (162,818)
Tax Exempt Long-Term Fund ............................................. (18,621) (106,753) (125,374)
Tax Exempt Short-Term Fund ............................................. (2,603) (28,006) (30,609)

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
73
(Unaudited)
8. Segment Reporting:
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-TE-1026

August 31, 2026
Semi-Annual: Full Financials
Victory Tax Exempt Money Market Fund

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 9

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Tax Exempt Money Market Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.3%)
Alabama (3.8%):
Mobile County IDA Revenue (LOC - Swedbank AB) , Series B , 1 .78% , 7/1/40 , Continuously
Callable @100 (a) ................................................... $ 15,000 $ 15,000
Florida (2.4%):
Hillsborough County IDA Revenue (LOC - Toronto-Dominion Bank) , Series C , 1 .70% ,
11/1/38 , Continuously Callable @100 (a) .................................. 9,545 9,545
Georgia (3.3%):
Development Authority of Appling County Revenue , Series GA , 2 .30% , 9/1/29 , Continuously
Callable @100 (a) ................................................... 6,000 6,000
The Development Authority of Burke County Revenue , Series 1 , 2 .30% , 7/1/49 , Continuously
Callable @100 (a) ................................................... 7,000 7,000
13,000
Illinois (6.4%):
Illinois Educational Facilities Authority Revenue (LOC - Huntington National Bank) , Series A ,
2 .03% , 10/1/32 , Continuously Callable @100 (a) ............................. 5,880 5,880
Illinois Finance Authority Revenue (LOC - PNC Financial Services Group) , 1 .75% , 4/1/37 ,
Continuously Callable @100 (a) ......................................... 15,000 15,000
Village of Channahon Revenue (LOC - U.S. Bancorp) , 2 .15% , 12/1/34 , Continuously Callable
@100 (a) ......................................................... 4,580 4,580
25,460
Indiana (1.4%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis) , 1 .86% , 10/1/33 ,
Continuously Callable @100 (a) ......................................... 3,065 3,065
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis) , Series
A , 1 .86% , 7/1/29 , Continuously Callable @100 (a) ........................... 2,595 2,595
5,660
Iowa (6.9%):
Iowa Finance Authority Revenue
Series A , 1 .90% , 9/1/36 , Callable 10/1/26 @ 100 (a) .......................... 8,985 8,985
Series A , 2 .66% , 9/1/36 , Continuously Callable @100 (a) ....................... 5,763 5,763
Series A , 2 .66% , 6/1/39 , Continuously Callable @100 (a) ....................... 12,600 12,600
27,348
Kansas (2.9%):
City of Burlington Revenue
Series A , 2 .00% , 9/1/35 , Continuously Callable @100 (a) ....................... 7,250 7,250
Series B , 2 .00% , 9/1/35 , Continuously Callable @100 (a) ....................... 4,200 4,200
11,450
Kentucky (4.3%):
Kentucky Economic Development Finance Authority Revenue , Series C , 2 .77% , 5/1/34 ,
Continuously Callable @100 (a) ......................................... 3,200 3,200
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of
Cincinnati) , 3 .72% , 12/1/27 , Callable 9/10/26 @ 100 (a) ....................... 615 615
Louisville/Jefferson County Metropolitan Government Revenue (LOC - PNC Financial
Services Group) , 1 .85% , 10/1/43 , Continuously Callable @100 (a) ................ 13,105 13,105
16,920
Louisiana (5.2%):
Parish of St. James Revenue , Series B-1 , 2 .85% , 11/1/40 , Continuously Callable @100 (a) ... 18,000 18,000
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas) , 2 .77% , 3/1/33 ,
Continuously Callable @100 (a) ......................................... 3,200 3,200
21,200
Minnesota (3.5%):
City of Rochester Revenue (LOC - Federal Home Loan Bank of Indianapolis) , Series A ,
1 .79% , 5/1/61 , Continuously Callable @100 (a) ............................. 13,940 13,940
Mississippi (1.1%):
Mississippi Business Finance Corp. Revenue , Series K , 1 .50% , 11/1/35 , Callable 10/1/26 @
100 (a) ........................................................... 4,340 4,340
New Hampshire (4.7%):
New Hampshire Business Finance Authority Revenue , 2 .66% , 9/1/30 , Continuously Callable
@100 (a) ......................................................... 18,990 18,990

Victory Portfolios III
Victory Tax Exempt Money Market Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New York (18.0%):
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank) , 2 .83% , 12/1/45 ,
Continuously Callable @100 (a) ......................................... $ 6,865 $ 6,865
Guilderland Industrial Development Agency Revenue (LOC - Key Bank, N.A.) , Series A ,
2 .00% , 7/1/32 , Continuously Callable @100 (a) ............................. 1,590 1,590
Metropolitan Transportation Authority Revenue (LOC - Barclays Bank PLC) , Series E-1 ,
2 .75% , 11/1/35 , Callable 10/1/26 @ 100 (a) ................................ 19,000 19,000
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.) ,
2 .85% , 12/1/40 , Continuously Callable @100 (a) ............................. 7,500 7,500
New York State Energy Research & Development Authority Revenue (LOC - Mizuho
Corporate Bank Ltd.)
Series A-2 , 1 .60% , 5/1/39 , Continuously Callable @100 (a) ..................... 3,500 3,500
Series A-3 , 1 .70% , 5/1/39 , Continuously Callable @100 (a) ..................... 13,200 13,200
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders
Trust Co.) , Series A , 2 .83% , 12/1/31 , Continuously Callable @100 (a) ............. 2,900 2,900
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial
Group) , 2 .78% , 7/1/37 (a) ............................................. 1,385 1,385
Triborough Bridge & Tunnel Authority Revenue (LOC - Bank of America Corp.) , Series B-2 ,
1 .79% , 1/1/32 , Continuously Callable @100 (a) ............................. 16,100 16,100
72,040
Oklahoma (5.1%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.) , Series
A , 1 .80% , 6/1/31 , Callable 10/1/26 @ 100 (a) ............................... 2,780 2,780
Garfield County Industrial Authority Revenue , Series A , 1 .90% , 10/1/39 , Callable 10/7/26 @
100 (a) ........................................................... 18,000 18,000
20,780
South Carolina (4.3%):
South Carolina Jobs-Economic Development Authority Revenue (LOC - Federal Home Loan
Bank of Indianapolis) , 2 .68% , 5/1/61 , Continuously Callable @100 (a) ............. 17,225 17,225
Tennessee (5.2%):
Chattanooga Health Educational & Housing Facility Board Revenue , Series C , 2 .00% , 5/1/39 ,
Continuously Callable @100 (a) ......................................... 11,000 11,000
Greeneville Health & Educational Facilities Board Revenue (LOC - U.S. Bancorp) , Series B ,
1 .75% , 7/1/45 , Continuously Callable @100 (a) ............................. 9,455 9,455
20,455
Texas (13.0%):
Port of Arthur Navigation District Industrial Development Corp. Revenue , Series A , 2 .69% ,
12/1/40 , Callable 10/1/26 @ 100 (a) ...................................... 16,000 16,000
Port of Port Arthur Navigation District Revenue
2 .00% , 11/1/40 , Continuously Callable @100 (a) ............................. 4,000 4,000
Series A , 2 .30% , 4/1/40 , Continuously Callable @100 (a) ....................... 7,000 7,000
Series B , 2 .30% , 4/1/40 , Continuously Callable @100 (a) ....................... 7,000 7,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (LOC - Sumitomo Mitsui
Banking Corp.) , Series C1 , 1 .65% , 7/1/47 , Continuously Callable @100 (a) .......... 18,000 18,000
52,000
Virginia (4.3%):
Loudoun County Economic Development Authority Revenue
Series A , 2 .06% , 2/15/38 , Callable 10/1/26 @ 100 (a) ......................... 7,000 7,000
Series B , 2 .06% , 2/15/38 , Callable 10/1/26 @ 100 (a) ......................... 10,000 10,000
17,000
West Virginia (2.5%):
West Virginia Hospital Finance Authority Revenue (LOC - PNC Financial Services Group) ,
Series D , 2 .55% , 6/1/41 , Continuously Callable @100 (a) ...................... 10,035 10,035
Total Municipal Bonds (Cost $392,388)
a
a
a
392,388
Total Investments (Cost $392,388) — 98.3% 392,388
Other assets in excess of liabilities —  1.7% 6,724
NET ASSETS - 100.00% $ 399,112
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

Victory Portfolios III
Victory Tax Exempt Money Market Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
IDA
—
Industrial Development Authority
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
August 31, 2026
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Money Market
Fund
Assets:
Investments, at value (Cost $392,388) $ 392,388
Cash 5,620
Receivables:
Interest 949
Capital shares issued 574
From Adviser 17
Prepaid expenses 23
Total Assets 399,571
Liabilities:
Payables:
Distributions 18
Capital shares redeemed 216
Accrued expenses and other payables:
Investment advisory fees 95
Administration fees 34
Custodian fees — (a)
Transfer agent fees 54
Compliance fees — (a)
Trustees' fees 1
Other accrued expenses 41
Total Liabilities 459
Commitments and contingencies (Note 3 )
Net Assets:
Capital 399,118
Total accumulated earnings (6)
Net Assets $ 399,112
Shares (unlimited number of shares authorized with no par value): 399,111
Net asset value, offering and redemption price per share:(b) $ 1.00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2026
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax Exempt
Money Market
Fund
Investment Income:
Interest $ 4,950
Total Income 4,950
Expenses:
Investment advisory fees 570
Administration fees 203
Sub-Administration fees 14
Custodian fees 9
Transfer agent fees 305
Trustees' fees 24
Compliance fees 2
Legal and audit fees 27
State registration and filing fees 17
Other expenses 31
Total Expenses 1,202
Less fees paid indirectly (9)
Expenses waived/reimbursed by Adviser (53)
Net Expenses 1,140
Net Investment Income 3,810
Change in net assets resulting from operations $ 3,810

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Money
Market Fund
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
From Investment Activities:
Operations:
Net Investment Income $ 3,810 $ 8,694
Change in net assets resulting from operations 3,810 8,694
Change in net assets resulting from distributions to shareholders (3,817) (8,695)
Change in net assets resulting from capital transactions (4,787) (27,298)
Change in net assets (4,794) (27,299)
Net Assets:
Beginning of period 403,906 431,205
End of period $ 399,112 $ 403,906
Capital Transactions:
Proceeds from shares issued $ 33,025 $ 61,890
Distributions reinvested 3,676 8,422
Cost of shares redeemed (41,488) (97,610)
Change in net assets resulting from capital transactions $ (4,787) $ (27,298)
Share Transactions:
Issued 33,024 61,891
Reinvested 3,676 8,422
Redeemed (41,488) (97,610)
Change in Shares (4,788) (27,297)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Tax Exempt Money Market Fund
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income(b) 0.01 0.02 0.03 0.03 0.01 —(c) —(c)
Net realized and unrealized gains — — — — — —(c) —
Total from Investment
Activities 0.01 0.02 0.03 0.03 0.01 —(c) —(c)
Distributions to Shareholders from:
Net investment income (0.01) (0.02) (0.03) (0.03) (0.01) —(c) —(c)
Net realized gains — — — — —(c) — —(c)
Total Distributions (0.01) (0.02) (0.03) (0.03) (0.01) —(c) —(c)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 0.95% 2.09% 2.76% 2.98% 1.15% 0.01% 0.10%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.56%(h) 0.56%(h) 0.56%(h) 0.56%(h) 0.55%(i) 0.16%(j) 0.35%
Net Investment Income(f)(k) 1.87% 2.08% 2.73% 2.94% 1.23% 0.01% 0.11%
Gross Expenses(f)(g) 0.59%(h) 0.58%(h) 0.61%(h) 0.60%(h) 0.59% 0.58% 0.57%
Supplemental Data:
Net Assets at end of period
(000's) $399,112 $403,906 $431,205 $459,593 $474,143 $502,350 $562,015
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
(j) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.40% higher.
(k) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.

Notes to Financial Statements
August 31, 2026
Victory Portfolios III
9
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund, subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Fund (Legal Name) Fund (Short Name)
Victory Tax Exempt Money Market Fund Tax Exempt Money Market Fund

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
10
(Unaudited)
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the six months ended August 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2026, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statement of Operations as Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2026, are reflected on the
Statement of Operations as Compliance fees.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
11
(Unaudited)
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.15% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2026, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2026, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
4. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
In effect until June 30, 2027
Tax Exempt Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
February 28,
2027
February 29,
2028
February 28,
2029
February 28,
2030 Total
Tax Exempt Money Market Fund ............................. $ 82 $ 215 $ 97 $ 53 $ 447

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
12
(Unaudited)
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply of and demand for tax-exempt securities, or other market factors.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Structural Risk — Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (“VRDNs”) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase a synthetic instrument of this type unless the Fund believes there is minimal risk that the Fund will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate,  may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2026.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of February 28, 2026, the Fund had no capital loss carryforwards for federal income tax purposes.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
13
(Unaudited)
7. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39598-1026

August 31, 2026
Semi-Annual: Full Financials
Victory Treasury Money Market Trust

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
3
Statement of Operations
4
Statements of Changes in Net Assets
5
Financial Highlights
6
Notes to Financial Statements (Form N-CSR Item 7) 7

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios III
Victory Treasury Money Market Trust
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (74.3%)
U.S. Treasury Bills
2 .36% , 9/3/26 (a) ................................................... $ 50,000 $ 49,989
3 .18% , 9/8/26 (a) ................................................... 50,000 49,965
3 .41% , 9/17/26 (a) .................................................. 50,000 49,920
3 .52% , 10/1/26 (a) .................................................. 50,000 49,849
3 .57% , 10/6/26 (a) .................................................. 50,000 49,822
3 .57% , 10/13/26 (a) .................................................. 50,000 49,788
3 .69% , 10/20/26 (a) .................................................. 50,000 49,745
3 .70% , 10/27/26 (a) .................................................. 50,000 49,709
3 .73% , 11/3/26 (a) ................................................... 50,000 49,670
3 .54% , 11/5/26 (a) ................................................... 50,000 49,678
3 .70% , 11/17/26 (a) .................................................. 50,000 49,603
3 .73% , 11/27/26 (a) .................................................. 50,000 49,548
3 .76% , 12/1/26 (a) .................................................. 50,000 49,524
3 .73% , 12/8/26 (a) .................................................. 50,000 49,493
3 .74% , 12/15/26 (a) .................................................. 50,000 49,456
3 .76% , 12/22/26 (a) .................................................. 50,000 49,417
Total U.S. Treasury Obligations (Cost $795,176)
a
a
a
795,176
Repurchase Agreements (25.3%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 3 .62% , purchased on
8/31/26, with a maturity date of 9/1/26, with a repurchase value of $271,027 (collateralized by U.S. Treasury Notes , 3.88%-4.63%, due 4/30/31-11/15/32, with an aggregate value of
$276,420) ............................................................ 271,000 271,000
Total Repurchase Agreements (Cost $271,000)
a
a
a
271,000
Total Investments (Cost $1,066,176) — 99.6% 1,066,176
Other assets in excess of liabilities —  0.4% 4,416
NET ASSETS — 100.00% $ 1,070,592
(a) Rate represents the effective yield at August 31, 2026.

Statement of Assets and Liabilities
August 31, 2026
3
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Treasury
Money Market
Trust
Assets:
Investments, at value (Cost $795,176) $ 795,176
Repurchase agreements, at value (Cost $271,000) 271,000
Cash 5,711
Receivables:
Interest 27
Capital shares issued 218
Prepaid expenses 25
Total Assets 1,072,157
Liabilities:
Payables:
Distributions 10
Capital shares redeemed 1,207
Payable to Adviser 1
Accrued expenses and other payables:
Investment advisory fees 115
Administration fees 92
Custodian fees — (a)
Transfer agent fees 102
Compliance fees 1
Trustees' fees 1
Other accrued expenses 36
Total Liabilities 1,565
Commitments and contingencies (Note 3 )
Net Assets:
Capital 1,070,617
Total accumulated earnings (25)
Net Assets $ 1,070,592
Shares (unlimited number of shares authorized with no par value): 1,070,617
Net asset value, offering and redemption price per share:(b) $ 1.00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2026
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Treasury
Money Market
Trust
Investment Income:
Interest $ 18,455
Total Income 18,455
Expenses:
Investment advisory fees 634
Administration fees 507
Sub-Administration fees 14
Custodian fees 14
Transfer agent fees 525
Trustees' fees 24
Compliance fees 4
Legal and audit fees 27
State registration and filing fees 23
Other expenses 23
Total Expenses 1,795
Less fees paid indirectly (13)
Expenses waived/reimbursed by Adviser (6)
Net Expenses 1,776
Net Investment Income 16,679
Realized Gains from Investments:
Net realized gains from investment securities —(a)
Net realized gains on investments —(a)
Change in net assets resulting from operations $ 16,679
(a) Rounds to less than $1 thousand.

5
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Treasury Money Market
Trust
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
From Investment Activities:
Operations:
Net Investment Income $ 16,679 $ 36,502
Net realized gains — (a) — (a)
Change in net assets resulting from operations 16,679 36,502
Change in net assets resulting from distributions to shareholders (16,695) (36,512)
Change in net assets resulting from capital transactions 18,358 129,794
Change in net assets 18,342 129,784
Net Assets:
Beginning of period 1,052,250 922,466
End of period $ 1,070,592 $ 1,052,250
Capital Transactions:
Proceeds from shares issued $ 482,181 $ 956,175
Distributions reinvested 16,535 36,319
Cost of shares redeemed (480,358) (862,700)
Change in net assets resulting from capital transactions $ 18,358 $ 129,794
Share Transactions:
Issued 482,181 956,175
Reinvested 16,535 36,319
Redeemed (480,358) (862,700)
Change in Shares 18,358 129,794
(a) Rounds to less than $1 thousand.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
6
See notes to financial statements.
Victory Treasury Money Market Trust
Six Months
Ended
August
31, 2026
(Unaudited)
Year
Ended
February 28,
2026
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income(b) 0.02 0.04 0.05 0.05 0.02 —(c) —(c)
Net realized and unrealized gains —(c) —(c) —(c) —(c) — — —(c)
Total from Investment
Activities 0.02 0.04 0.05 0.05 0.02 —(c) —(c)
Distributions to Shareholders from:
Net investment income (0.02) (0.04) (0.05) (0.05) (0.02) —(c) —(c)
Total Distributions (0.02) (0.04) (0.05) (0.05) (0.02) —(c) —(c)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 1.67% 3.83% 4.77% 4.98% 2.06% 0.04% 0.03%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.35%(h) 0.35%(h) 0.35%(h) 0.35%(h) 0.35% 0.11% 0.12%
Net Investment Income(f)(i) 3.29% 3.75% 4.66% 4.88% 2.82% 0.04% 0.03%
Gross Expenses(f)(g) 0.35%(h) 0.35%(h) 0.37%(h) 0.37%(h) 0.37% 0.37% 0.38%
Supplemental Data:
Net Assets at end of period
(000's) $1,070,592 $1,052,250 $922,466 $826,268 $669,552 $519,981 $496,777
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.

Notes to Financial Statements
August 31, 2026
Victory Portfolios III
7
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Repurchase agreements are valued at cost, which approximates market value.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is
Fund (Legal Name) Fund (Short Name)
Victory Treasury Money Market Trust Treasury Money Market Trust

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
8
(Unaudited)
equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At August
31, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the six months ended August 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2026, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with Chief
Compliance Officer ("CCO"), and implementing new reports required by new rules adopted by the SEC under the 1940 Act. Amounts incurred for the six months ended August 31, 2026, are reflected on the Statement of Operations as Sub-Administration fees.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
9
(Unaudited)
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with
Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2026, are reflected on the
Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2026, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2026, the expense limit (excluding voluntary waivers) is as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
The dates in the table below represent the fiscal year-end in which the 36-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
4. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
In effect until June 30, 2027
Treasury Money Market Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
February 28,
2027
February 29,
2028
February 28,
2029
February 28,
2030 Total
Treasury Money Market Trust ................................ $ 53 $ 144 $ 24 $ 6 $ 227

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
10
(Unaudited)
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Large-Shareholder Risk — The actions by one large shareholder or multiple shareholders acting simultaneously may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
Credit Risk  — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality, including securities that are backed by the full faith and credit of the U.S. government. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in the aggregate,  may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2026, Citibank received an annual commitment fee of 0.15% on
$300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 23, 2026, the agreement was renewed with a termination date of June 21, 2027, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2026.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of February 28, 2026, the Fund had no capital loss carryforwards for federal income tax purposes.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios III
11
(Unaudited)
7. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23415-1026

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Victory Portfolios III

By (Signature and Title)      /s/ Carol D. Trevino
                                                Carol D. Trevino, Treasurer and Principal Financial Officer

Date       November 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date       November 5, 2026

By (Signature and Title)  /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date       November 5, 2026